                     THE DIVERSIFIED INVESTORS FUNDS GROUP

                           THE DIVERSIFIED INVESTORS
                           STRATEGIC ALLOCATION FUNDS



                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2002




          Stephens Interm. Bond    |
                                   |
                Stock Index        |
                                   |
           International Equity    |
                                   |- Long Horizon
              High Yield Bond      |
                                   |
             Aggressive Equity     |
                                   |- Intermediate/Long
              Special Equity       |  Horizon
                                   |
             Mid-Cap Growth        |
                                   |
              Mid-Cap Value        |
                                   |- Intermediate Horizon
              Equity Growth        |
                                   |
             Growth & Income       |
                                   |
             Value & Income        |- Short/Intermediate
                                   |  Horizon
                Balanced           |
                                   |
                Core Bond          |
                                   |
          Intermediate Govt. Bond  |- Short Horizon
                                   |
             High Quality Bond     |
                                   |                          [DIVERSIFIED LOGO]
               Money Market        |                              DIVERSIFIED
                                                                   INVESTMENT
                                                                    ADVISORS

                          ----------------------------

This report is not to be construed as an offering for sale of any shares of The Diversified Investors Funds Group or The Diversified Investors Strategic Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a combined annual report for The Diversified Investors Funds Group and The Diversified Investors Strategic Allocation Funds.

      THE DIVERSIFIED INVESTORS FUNDS GROUP AND STRATEGIC ALLOCATION FUNDS

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DIVERSIFIED INVESTORS FUNDS GROUP:
Average Annual Total Returns................................     3
Statements of Assets and Liabilities........................    14
Statements of Operations....................................    16
Statements of Changes in Net Assets -- June 30, 2002........    18
Statements of Changes in Net Assets -- December 31, 2001....    20
Stephens Intermediate Bond Portfolio........................    22
Notes to Financial Statements...............................    23

DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS:
Economic Review & Average Annual Total Returns..............    42
Statements of Assets and Liabilities........................    47
Statements of Operations....................................    48
Statements of Changes in Net Assets -- June 30, 2002........    49
Statements of Changes in Net Assets -- December 31, 2001....    50
PORTFOLIO OF INVESTMENTS:
Short Horizon Strategic Allocation Fund.....................    51
Short Intermediate Horizon Strategic Allocation Fund........    52
Intermediate Horizon Strategic Allocation Fund..............    53
Intermediate Long Horizon Strategic Allocation Fund.........    54
Long Horizon Strategic Allocation Fund......................    55
Notes to Financial Statements...............................    56

DIVERSIFIED INVESTORS PORTFOLIOS:
Economic and Market Review..................................    66
Statements of Assets and Liabilities........................    72
Statements of Operations....................................    74
Statements of Changes in Net Assets -- June 30, 2002........    76
Statements of Changes in Net Assets -- December 31, 2001....    78
PORTFOLIO OF INVESTMENTS:
Money Market Portfolio......................................    80
High Quality Bond Portfolio.................................    82
Intermediate Government Bond Portfolio......................    87
Core Bond Portfolio.........................................    90
Balanced Portfolio..........................................   100
Value & Income Portfolio....................................   115
Growth & Income Portfolio...................................   120
Equity Growth Portfolio.....................................   128
Mid-Cap Value Portfolio.....................................   132
Mid-Cap Growth Portfolio....................................   135
Small-Cap Value Portfolio...................................   138
Special Equity Portfolio....................................   140
Small-Cap Growth Portfolio..................................   151
Aggressive Equity Portfolio.................................   153
High Yield Bond Portfolio...................................   156
International Equity Portfolio..............................   164
Notes to Financial Statements...............................   171
Barclays Master Investment Portfolio -- S&P 500 Index.......   186

                               MONEY MARKET FUND


[LINE GRAPH]

                                                                                                   SALOMON BROS. 3-MONTH T-BILL
                                                                 MONEY MARKET FUND $14,562                INDEX $14,943
                                                                 -------------------------         ----------------------------
01/01/94                                                                   10346                              10422
12/31/95                                                                   10915                              11020
12/31/96                                                                   11446                              11598
12/31/97                                                                   12016                              12206
12/31/98                                                                   12606                              12822
12/31/99                                                                   13193                              13430
12/31/00                                                                   13985                              14230
12/31/01                                                                   14470                              14812
06/30/02                                                                   14562                              14943


                         Average Annual Total Returns
                         Year to Date                                   0.63%
                         5 Year                                         4.37%
                         Inception to Date                              4.53%

                       MONEY MARKET FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                             MONEY MARKET FUND - INSTITUTIONAL     SALOMON BROS. 3-MONTH T-BILL
                                                                          $12,107                         INDEX $12,242
                                                             ---------------------------------     ----------------------------
01/05/98                                                                 10000.00                            10000.00
12/31/98                                                                 10501.00                            10505.00
12/31/99                                                                 10991.00                            11003.00
12/31/00                                                                 11627.00                            11659.00
12/31/01                                                                 12032.00                            12136.00
06/30/02                                                                 12107.00                            12242.00


                         Average Annual Total Returns
                         Year to Date                                   0.62%
                         Inception to Date                              4.35%

                             HIGH QUALITY BOND FUND


[LINE GRAPH]

                                                                                                 MERRILL LYNCH 1-3 YEAR TREASURY
                                                               HIGH QUALITY BOND FUND $16,017             INDEX $16,334
                                                               ------------------------------    -------------------------------
07/01/94                                                                   10000                              10000
12/31/94                                                                   10067                               9952
12/31/95                                                                   11260                              11047
12/31/96                                                                   11768                              11597
12/31/97                                                                   12369                              12369
12/31/98                                                                   13121                              13235
12/31/99                                                                   13466                              13640
12/31/00                                                                   14512                              14731
12/31/01                                                                   15618                              15954
06/30/02                                                                   16017                              16334


                         Average Annual Total Returns
                         Year to Date                                   2.55%
                         5 Year                                         5.91%
                         Inception to Date                              6.06%

                       INTERMEDIATE GOVERNMENT BOND FUND


[LINE GRAPH]

                                                            INTERMEDIATE GOVERMENT BOND FUND   LEHMAN BROS. INT. GOV'T BOND INDEX
                                                                        $14,171                             $15,182
                                                            --------------------------------   ----------------------------------
02/22/96                                                                10000.00                            10000.00
12/31/96                                                                10355.00                            10447.00
12/31/97                                                                11067.00                            11224.00
12/31/98                                                                11783.00                            12177.00
12/31/99                                                                11900.00                            12237.00
12/31/00                                                                12935.00                            13518.00
12/31/01                                                                13741.00                            14656.00
06/30/02                                                                14171.00                            15182.00


                         Average Annual Total Returns
                         Year to Date                                   3.13%
                         5 Year                                         5.65%
                         Inception to Date                              5.64%

                                 CORE BOND FUND


[LINE GRAPH]

                                                                                                   LEHMAN BROS. GOV/CORP. BOND
                                                                   CORE BOND FUND $17,019                 INDEX $18,233
                                                                   ----------------------          ---------------------------
07/01/94                                                                  10000.00                           10000.00
12/31/94                                                                  10111.00                           10087.00
12/31/95                                                                  12164.00                           12029.00
12/31/96                                                                  12498.00                           12378.00
12/31/97                                                                  13515.00                           13585.00
12/31/98                                                                  14490.00                           14870.00
12/31/99                                                                  14272.00                           14529.00
12/31/00                                                                  15632.00                           16275.00
12/31/01                                                                  16622.00                           17658.00
06/30/02                                                                  17019.00                           18233.00


                         Average Annual Total Returns
                         Year to Date                                   2.39%
                         5 Year                                         5.26%
                         Inception to Date                              6.87%

                                 BALANCED FUND


[LINE GRAPH]

                                                                                          LEHMAN BROS.
                                           BALANCED FUND          S&P 500 INDEX       GOV/CORP. BOND INDEX        COMPOSITE
                                              $19,006                $25,726                $18,233           BENCHMARK* $22,974
                                           -------------          -------------       --------------------    ------------------
07/01/94                                      10000.00               10000.00               10000.00               10000.00
12/31/94                                      10142.00               10492.00               10087.00                9943.00
12/31/95                                      13029.00               14427.00               12029.00               12922.00
12/31/96                                      15165.00               17781.00               12378.00               14836.00
12/31/97                                      17996.00               23715.00               13585.00               18346.00
12/31/98                                      20122.00               30533.00               14870.00               22281.00
12/31/99                                      22323.00               36988.00               14550.00               25806.00
12/31/00                                      21704.00               33618.00               16275.00               25548.00
12/31/01                                      20441.00               29624.00               17658.00               24595.00
06/30/02                                      19006.00               25726.00               18233.00               22974.00


                         Average Annual Total Returns
                         Year to Date                                 (7.02)%
                         5 Year                                        1.22 %
                         Inception to Date                             8.36 %

---------------

* 60% S&P 500 Index, 40% Lehman Gov't/Corp. Bond Index. This composite index comes closest to matching the investment objectives of the Balanced Fund.

                              VALUE & INCOME FUND


[LINE GRAPH]

                                                   VALUE & INCOME FUND                                     RUSSELL 1000 VALUE
                                                         $25,239              S&P 500 INDEX $25,726              $27,418
                                                   -------------------        ---------------------        ------------------
07/01/94                                                10000.00                    10000.00                    10000.00
12/31/94                                                10024.00                    10492.00                    10092.00
12/31/95                                                13494.00                    14427.00                    13963.00
12/31/96                                                15910.00                    17781.00                    16985.00
12/31/97                                                20573.00                    23715.00                    22961.00
12/31/98                                                23140.00                    30533.00                    26550.00
12/31/99                                                24922.00                    36988.00                    28501.00
12/31/00                                                27158.00                    33618.00                    30499.00
12/31/01                                                26489.00                    29624.00                    28794.00
06/30/02                                                25239.00                    25726.00                    27418.00


                         Average Annual Total Returns
                         Year to Date                                 (4.72)%
                         5 Year                                        4.65 %
                         Inception to Date                            12.26 %

                      VALUE & INCOME FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                  VALUE & INCOME FUND -                                  RUSSELL 1000 VALUE (1)
                                                  INSTITUTIONAL $8,306      S&P 500 INDEX (1) $6,985             $10,045
                                                  ---------------------     ------------------------     ----------------------
07/07/00                                                10000.00                    10000.00                    10000.00
12/31/00                                                 8928.00                     9128.00                    11174.00
12/31/01                                                 8705.00                     8044.00                    10549.00
06/30/02                                                 8306.00                     6985.00                    10045.00


                         Average Annual Total Returns
                         Year to Date                                 (4.59)%
                         Inception to Date                            (8.95)%

                              GROWTH & INCOME FUND


[LINE GRAPH]

                                                                GROWTH & INCOME FUND $21,316          S&P 500 INDEX $25,726
                                                                ----------------------------          ---------------------
07/01/94                                                                  10000.00                           10000.00
12/31/94                                                                  10250.00                           10492.00
12/31/95                                                                  13541.00                           14427.00
12/31/96                                                                  16467.00                           17781.00
12/31/97                                                                  22090.00                           23715.00
12/31/98                                                                  29739.00                           30533.00
12/31/99                                                                  38676.00                           36988.00
12/31/00                                                                  31749.00                           33618.00
12/31/01                                                                  24529.00                           29624.00
06/30/02                                                                  21316.00                           25726.00


                         Average Annual Total Returns
                         Year to Date                                (13.10)%
                         5 Year                                       (0.79)%
                         Inception to Date                             9.92 %

                               EQUITY GROWTH FUND


[LINE GRAPH]

                                                   EQUITY GROWTH FUND                                      RUSSELL 1000 GROWTH
                                                         $21,072              S&P 500 INDEX $25,726              $21,603
                                                   ------------------         ---------------------        -------------------
07/01/94                                                10000.00                    10000.00                    10000.00
12/31/94                                                11359.00                    10492.00                    10849.00
12/31/95                                                13460.00                    14427.00                    14884.00
12/31/96                                                15874.00                    17781.00                    18326.00
12/31/97                                                20086.00                    23715.00                    23913.00
12/31/98                                                27311.00                    30533.00                    33170.00
12/31/99                                                37438.00                    36988.00                    44169.00
12/31/00                                                31178.00                    33618.00                    34266.00
12/31/01                                                24721.00                    29624.00                    27269.00
06/30/02                                                21072.00                    25726.00                    21603.00


                         Average Annual Total Returns
                         Year to Date                                (14.76)%
                         5 Year                                        1.07 %
                         Inception to Date                             9.76 %

                      EQUITY GROWTH FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                  EQUITY GROWTH FUND -                                     RUSSELL 1000 GROWTH
                                                  INSTITUTIONAL $10,621       S&P 500 INDEX $10,848              $9,034
                                                  ---------------------       ---------------------        -------------------
01/05/98                                                  10000                       10000                       10000
12/31/98                                                  13654                       12875                       13871
12/31/99                                                  18755                       15597                       18471
12/31/00                                                  15647                       14176                       14330
12/31/01                                                  12437                       12492                       11403
06/30/02                                                  10621                       10848                        9034


                         Average Annual Total Returns
                         Year to Date                                (14.60)%
                         Inception to Date                             1.35 %

                               MID-CAP VALUE FUND


[LINE GRAPH]

                                                                MID-CAP VALUE FUND $10,560      RUSSELL MID-CAP VALUE (2) $10,234
                                                                --------------------------      ---------------------------------
08/15/01                                                                 10000.00                           10000.00
12/31/01                                                                 10910.00                            9949.00
06/30/02                                                                 10560.00                           10234.00


                         Average Annual Total Returns
                         Year to Date                                 (3.21)%
                         Inception to Date                             6.43 %

                              MID-CAP GROWTH FUND


[LINE GRAPH]

                                                                                                    RUSSELL MID-CAP GROWTH (3)
                                                                 MID-CAP GROWTH FUND $8,369                   $8,517
                                                                 --------------------------         --------------------------
09/06/01                                                                  10000.00                           10000.00
12/31/01                                                                  10333.00                           10606.00
06/30/02                                                                   8369.00                            8517.00


                         Average Annual Total Returns
                         Year to Date                                (19.01)%
                         Inception to Date                           (19.66)%

                              SPECIAL EQUITY FUND


[LINE GRAPH]

                                                   SPECIAL EQUITY FUND
                                                         $26,707              S&P 500 INDEX $25,726       RUSSELL 2000 $21,507
                                                   -------------------        ---------------------       --------------------
07/01/94                                                10000.00                    10000.00                    10000.00
12/31/94                                                10857.00                    10492.00                    10494.00
12/31/95                                                15363.00                    14427.00                    13479.00
12/31/96                                                19321.00                    17781.00                    15703.00
12/31/97                                                24302.00                    23715.00                    19214.00
12/31/98                                                25076.00                    30533.00                    18724.00
12/31/99                                                31411.00                    36988.00                    22705.00
12/31/00                                                29934.00                    33618.00                    22019.00
12/31/01                                                28841.00                    29624.00                    22567.00
06/30/02                                                26707.00                    25726.00                    21507.00


                         Average Annual Total Returns
                         Year to Date                                 (7.40)%
                         5 Year                                        2.11 %
                         Inception to Date                            13.06 %

                      SPECIAL EQUITY FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                  SPECIAL EQUITY FUND -
                                                  INSTITUTIONAL $11,185       S&P 500 INDEX $10,848       RUSSELL 2000 $11,193
                                                  ---------------------       ---------------------       --------------------
01/05/98                                                10000.00                    10000.00                    10000.00
12/31/98                                                10421.00                    12875.00                     9745.00
12/31/99                                                13073.00                    15597.00                    11817.00
12/31/00                                                12472.00                    14176.00                    11460.00
12/31/01                                                12051.00                    12492.00                    11745.00
06/30/02                                                11185.00                    10848.00                    11193.00


                         Average Annual Total Returns
                         Year to Date                                 (7.19)%
                         Inception to Date                             2.53 %

                             AGGRESSIVE EQUITY FUND


[LINE GRAPH]

                                                AGGRESSIVE EQUITY FUND
                                                        $11,426              S&P 500 INDEX $16,243     RUSSELL 2000 GROWTH $7,499
                                                ----------------------       ---------------------     --------------------------
06/11/96                                                 10000                       10000                       10000
12/31/96                                                  9459                       11516                        9295
12/31/97                                                 10043                       14973                       10498
12/31/98                                                 14235                       19278                       10627
12/31/99                                                 23347                       23353                       12886
12/31/00                                                 20113                       21226                        9996
12/31/01                                                 13772                       18704                        9073
06/30/02                                                 11426                       16243                        7499


                         Average Annual Total Returns
                         Year to Date                                (17.03)%
                         5 Year                                        2.92 %
                         Inception to Date                             2.23 %

                                HIGH YIELD BOND


[LINE GRAPH]

                                                                                                 CREDIT SUISSE FIRST BOSTON HIGH
                                                                HIGH YIELD BOND FUND $12,215              YIELD $13,208
                                                                ----------------------------     -------------------------------
01/30/96                                                                  10000.00                           10000.00
12/31/96                                                                  10871.00                           11242.00
12/31/97                                                                  12207.00                           12662.00
12/31/98                                                                  12475.00                           12735.00
12/31/99                                                                  12480.00                           13153.00
12/31/00                                                                  11926.00                           12468.00
12/31/01                                                                  12470.00                           13188.00
06/30/02                                                                  12215.00                           13208.00


                         Average Annual Total Returns
                         Year to Date                                 (2.04)%
                         5 Year                                        0.02 %
                         Inception to Date                             3.17 %

                     HIGH YIELD BOND FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                                   HIGH YIELD BOND FUND -        CREDIT SUISSE FIRST BOSTON HIGH
                                                                   INSTITUTIONAL $10,019                  YIELD $10,431
                                                                   ----------------------        -------------------------------
01/05/98                                                                  10000.00                           10000.00
12/31/98                                                                  10214.00                           10058.00
12/31/99                                                                  10221.00                           10388.00
12/31/00                                                                   9774.00                            9847.00
12/31/01                                                                  10224.00                           10416.00
06/30/02                                                                  10019.00                           10431.00


                         Average Annual Total Returns
                         Year to Date                                 (2.01)%
                         Inception to Date                             0.04 %

                           INTERNATIONAL EQUITY FUND


[LINE GRAPH]

                                                                                                  MSCI WORLD EX-US EQUITY INDEX
                                                            INTERNATIONAL EQUITY FUND $14,018                $11,334
                                                            ---------------------------------     -----------------------------
01/18/96                                                                10000.00                             10000.00
12/31/96                                                                11387.00                             10720.00
12/31/97                                                                12268.00                             10994.00
12/31/98                                                                13552.00                             13095.00
12/31/99                                                                22189.00                             16797.00
12/31/00                                                                17940.00                             14586.00
12/31/01                                                                14527.00                             11500.00
06/30/02                                                                14018.00                             11334.00


                         Average Annual Total Returns
                         Year to Date                                 (3.51)%
                         5 Year                                        3.01 %
                         Inception to Date                             5.36 %

                   INTERNATIONAL EQUITY FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                                INTERNATIONAL EQUITY FUND -       MSCI WORLD EX-US EQUITY INDEX
                                                                   INSTITUTIONAL $11,471                     $10,310
                                                                ---------------------------       -----------------------------
01/05/98                                                                  10000.00                           10000.00
12/31/98                                                                  11027.00                           11911.00
12/31/99                                                                  18077.00                           15278.00
12/31/00                                                                  14646.00                           13268.00
12/31/01                                                                  11879.00                           10460.00
06/30/02                                                                  11471.00                           10310.00


                         Average Annual Total Returns
                         Year to Date                                 (3.44)%
                         Inception to Date                             3.11 %

                STEPHENS INTERMEDIATE BOND FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                             STEPHENS INTERMEDIATE BOND FUND -    LEHMAN BROS INTERMEDIATE GOVT
                                                                   INSTITUTIONAL $13,391                   BOND $13,526
                                                             ---------------------------------    -----------------------------
01/05/98                                                                 10000.00                            10000.00
12/31/98                                                                 10622.00                            10849.00
12/31/99                                                                 10777.00                            10902.00
12/31/00                                                                 12039.00                            12044.00
12/31/01                                                                 12813.00                            13058.00
06/30/02                                                                 13391.00                            13526.00


                         Average Annual Total Returns
                         Year to Date                                   4.51%
                         Inception to Date                              6.73%

                                STOCK INDEX FUND


[LINE GRAPH]

                                                                  STOCK INDEX FUND $7,874              S&P 500 INDEX $8,065
                                                                  -----------------------              --------------------
03/10/99                                                                  10000.00                           10000.00
12/31/99                                                                  11537.00                           11596.00
12/31/00                                                                  10409.00                           10540.00
12/31/01                                                                   9108.00                            9287.00
06/30/02                                                                   7874.00                            8065.00


                         Average Annual Total Returns
                         Year to Date                                (13.54)%
                         Inception to Date                            (6.97)%

The charts shown above represent the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Fund Group for the period since inception through June 30, 2002.

All indices, except for Value & Income Fund -- Institutional, Mid-Cap Value Fund and Mid-Cap Growth Fund, are shown for the period from the funds' inception through June 30, 2002.
---------------

(1) This indici is shown for the period from July 1, 2000 through June 30, 2002.

(2) This indici is shown for the period from August 1, 2001 through June 30, 2002.

(3) This indici is shown for the period from September 1, 2001 through June 30, 2002.

Past performance is not indicative of future performance.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2002

                                  (UNAUDITED)

                                                                  HIGH       INTERMEDIATE
                                                  MONEY         QUALITY       GOVERNMENT        CORE
                                                  MARKET          BOND           BOND           BOND         BALANCED
                                               ------------   ------------   ------------   ------------   ------------
ASSETS:
Securities, at value (Cost $37,153,156)......  $         --   $         --   $         --   $         --   $         --
Cash.........................................            --             --             --             --             --
Investment in Series Portfolio, at value.....   350,686,491    132,571,831    124,118,112    312,565,754    177,625,318
Interest receivable..........................            --             --             --             --             --
Receivable for fee reimbursements............            --             --             --             47            825
                                               ------------   ------------   ------------   ------------   ------------
Total assets.................................   350,686,491    132,571,831    124,118,112    312,565,801    177,626,143
                                               ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Due to Custodian.............................        25,311            226             --             --             --
Accrued expenses.............................       107,103         27,558         27,906        103,348         71,448
Administration fees..........................        89,235         30,227         28,268         72,581         41,449
Distribution fees............................        77,700         25,190         23,556         60,590         34,541
Shareholder servicing fees...................        13,237             --             --             --             --
Investment advisory fees.....................            --             --             --             --             --
                                               ------------   ------------   ------------   ------------   ------------
Total liabilities............................       312,586         83,201         79,730        236,519        147,438
                                               ------------   ------------   ------------   ------------   ------------
NET ASSETS...................................  $350,373,905   $132,488,630   $124,038,382   $312,329,282   $177,478,705
                                               ============   ============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital..............................  $350,212,904   $129,795,484   $120,715,401   $312,641,568   $218,611,330
Undistributed (accumulated) net investment
 income (loss)...............................       194,412        256,894        214,478        640,770        159,098
Undistributed (accumulated) net realized
 gains (losses)..............................       (33,411)       183,328         43,263       (488,481)   (26,398,324)
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in
 foreign currencies..........................            --             --             --       (250,586)       334,802
Net unrealized appreciation (depreciation) on
 securities, futures, options, and short
 sales.......................................            --      2,252,924      3,065,240       (213,989)   (15,228,201)
                                               ------------   ------------   ------------   ------------   ------------
NET ASSETS...................................  $350,373,905   $132,488,630   $124,038,382   $312,329,282   $177,478,705
                                               ============   ============   ============   ============   ============
NET ASSETS:
Diversified Class of Shares..................  $335,971,646   $132,488,630   $124,038,382   $312,329,282   $177,478,705
                                               ============   ============   ============   ============   ============
Stephens Institutional Class of Shares.......  $ 14,402,259
                                               ============
OUTSTANDING SHARES OF CAPITAL STOCK OF
 $.00001 PAR VALUE PER SHARE, UNLIMITED
 NUMBER OF SHARES OF BENEFICIAL INTEREST
 AUTHORIZED:
Diversified Class of Shares..................    31,620,835     11,266,124     10,978,848     25,393,724     14,253,928
                                               ============   ============   ============   ============   ============
Stephens Institutional Class of Shares.......     1,370,065
                                               ============
NET ASSET VALUE PER SHARE*:
Diversified Class of Shares..................  $      10.63   $      11.76   $      11.30   $      12.30   $      12.45
                                               ============   ============   ============   ============   ============
Stephens Institutional Class of Shares.......  $      10.51
                                               ============


                                                 VALUE &        GROWTH &
                                                  INCOME         INCOME
                                               ------------   ------------
ASSETS:
Securities, at value (Cost $37,153,156)......  $         --   $         --
Cash.........................................            --             --
Investment in Series Portfolio, at value.....   606,178,219    448,209,659
Interest receivable..........................            --             --
Receivable for fee reimbursements............        22,965         44,618
                                               ------------   ------------
Total assets.................................   606,201,184    448,254,277
                                               ------------   ------------
LIABILITIES:
Due to Custodian.............................            --             --
Accrued expenses.............................       147,910         67,561
Administration fees..........................       140,963        104,253
Distribution fees............................       117,469         86,878
Shareholder servicing fees...................        17,514             --
Investment advisory fees.....................            --             --
                                               ------------   ------------
Total liabilities............................       423,856        258,692
                                               ------------   ------------
NET ASSETS...................................  $605,777,328   $447,995,585
                                               ============   ============
NET ASSETS CONSIST OF:
Paid-in capital..............................  $678,042,091   $661,912,096
Undistributed (accumulated) net investment
 income (loss)...............................       137,268        (42,541)
Undistributed (accumulated) net realized
 gains (losses)..............................     4,547,962   (121,134,135)
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in
 foreign currencies..........................            --             --
Net unrealized appreciation (depreciation) on
 securities, futures, options, and short
 sales.......................................   (76,949,993)   (92,739,835)
                                               ------------   ------------
NET ASSETS...................................  $605,777,328   $447,995,585
                                               ============   ============
NET ASSETS:
Diversified Class of Shares..................  $582,208,027   $447,995,585
                                               ============   ============
Stephens Institutional Class of Shares.......  $ 23,569,301
                                               ============
OUTSTANDING SHARES OF CAPITAL STOCK OF
 $.00001 PAR VALUE PER SHARE, UNLIMITED
 NUMBER OF SHARES OF BENEFICIAL INTEREST
 AUTHORIZED:
Diversified Class of Shares..................    28,361,086     27,775,776
                                               ============   ============
Stephens Institutional Class of Shares.......     3,335,163
                                               ============
NET ASSET VALUE PER SHARE*:
Diversified Class of Shares..................  $      20.53   $      16.13
                                               ============   ============
Stephens Institutional Class of Shares.......  $       7.07
                                               ============

---------------

* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

                                                                                                                   STEPHENS
             EQUITY        MID-CAP      MID-CAP       SPECIAL       AGGRESSIVE     HIGH YIELD    INTERNATIONAL   INTERMEDIATE
             GROWTH         VALUE        GROWTH        EQUITY         EQUITY          BOND          EQUITY           BOND
          -------------   ----------   ----------   ------------   -------------   -----------   -------------   ------------
          $          --   $       --   $       --   $         --   $          --   $        --   $         --    $38,506,593
                     --           --           --             --              --            --             --        209,226
            478,434,301    7,576,200    8,080,955    402,389,535     191,704,041    93,644,835    312,599,644             --
                     --           --           --             --              --            --             --        531,051
                 28,413           --           --         24,826              --        63,152          9,643             --
          -------------   ----------   ----------   ------------   -------------   -----------   ------------    -----------
            478,462,714    7,576,200    8,080,955    402,414,361     191,704,041    93,707,987    312,609,287     39,246,870
          -------------   ----------   ----------   ------------   -------------   -----------   ------------    -----------
                     --        9,664        5,011             --          10,367            --             --        119,601
                168,791      111,277      126,399        126,594          54,020        54,002        100,400        196,576
                115,200        1,640        2,866         78,317          45,340        22,212         64,981         20,455
                 94,301        1,382          506         75,259          37,783        67,652         54,520          7,362
                 31,115           --           --         24,258              --         6,886         15,852         85,094
                     --           --           --             --              --            --             --        122,146
          -------------   ----------   ----------   ------------   -------------   -----------   ------------    -----------
                409,407      123,963      134,782        304,428         147,510       150,752        235,753        551,234
          -------------   ----------   ----------   ------------   -------------   -----------   ------------    -----------
          $ 478,053,307   $7,452,237   $7,946,173   $402,109,933   $ 191,556,531   $93,557,235   $312,373,534    $38,695,636
          =============   ==========   ==========   ============   =============   ===========   ============    ===========
          $ 709,883,428   $7,687,282   $9,019,430   $443,626,084   $ 314,644,870   $112,134,974  $371,729,346    $36,168,868
               (884,071)      (8,912)     (33,883)    (1,241,845)     (1,192,726)      357,734       (421,042)        86,937
           (117,895,646)     124,493     (820,370)   (19,995,075)   (117,999,114)  (15,891,940)   (12,245,610)     1,086,394
                     --           --           --             --              --            --      1,015,023             --
           (113,050,404)    (350,626)    (219,004)   (20,279,231)     (3,896,499)   (3,043,533)   (47,704,183)     1,353,437
          -------------   ----------   ----------   ------------   -------------   -----------   ------------    -----------
          $ 478,053,307   $7,452,237   $7,946,173   $402,109,933   $ 191,556,531   $93,557,235   $312,373,534    $38,695,636
          =============   ==========   ==========   ============   =============   ===========   ============    ===========
          $ 464,746,196   $7,452,237   $7,946,173   $383,796,811   $ 191,556,531   $87,919,643   $303,907,601
          =============   ==========   ==========   ============   =============   ===========   ============
          $  13,307,111                             $ 18,313,122                   $ 5,637,592   $  8,465,933    $38,695,636
          =============                             ============                   ===========   ============    ===========
             29,152,445      705,758      956,025     18,936,993      18,816,839    10,705,919     25,400,344
          =============   ==========   ==========   ============   =============   ===========   ============
              1,625,287                                2,028,853                       810,438        848,304      3,558,259
          =============                             ============                   ===========   ============    ===========
          $       15.94   $    10.56   $     8.31   $      20.27   $       10.18   $      8.21   $      11.96
          =============   ==========   ==========   ============   =============   ===========   ============
          $        8.19                             $       9.03                   $      6.96   $       9.98    $     10.87
          =============                             ============                   ===========   ============    ===========


              STOCK
              INDEX
           ------------
           $         --
                     --
            176,213,194
                     --
                     --
           ------------
            176,213,194
           ------------
                 60,364
                 69,410
                 49,285
                 79,618
                     --
                     --
           ------------
                258,677
           ------------
           $175,954,517
           ============
           $248,717,943
                 70,232
            (10,235,349)
                     --
            (62,598,309)
           ------------
           $175,954,517
           ============
           $175,954,517
           ============
             22,837,320
           ============
           $       7.70
           ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2002

                                  (UNAUDITED)

                                                 HIGH      INTERMEDIATE
                                   MONEY       QUALITY      GOVERNMENT       CORE                       VALUE &        GROWTH &
                                   MARKET        BOND          BOND          BOND        BALANCED        INCOME         INCOME
                                 ----------   ----------   ------------   ----------   ------------   ------------   ------------
NET INVESTMENT INCOME ALLOCATED
 FROM PORTFOLIOS:
Dividend income................  $       --   $       --    $       --    $       --   $    804,314   $  6,385,271   $  3,030,020
Interest income................   3,671,199    3,277,463     2,646,194     8,205,590      2,090,272        257,756         31,292
Income from loaned
 securities-net................          --        2,111        16,213        32,456          9,194         28,828         18,871
Expenses.......................    (512,946)    (234,007)     (224,965)     (569,846)      (457,833)    (1,405,239)    (1,478,670)
STEPHENS INTERMEDIATE BOND
 INTEREST INCOME...............          --           --            --            --             --             --             --
                                 ----------   ----------    ----------    ----------   ------------   ------------   ------------
TOTAL INCOME...................   3,158,253    3,045,567     2,437,442     7,668,200      2,445,947      5,266,616      1,601,513
                                 ----------   ----------    ----------    ----------   ------------   ------------   ------------
EXPENSES:
Administration fees............     555,194      181,899       172,445       440,077        272,030        882,682        690,911
Distribution fees..............     462,662      151,582       143,704       366,731        226,691        735,568        575,760
Professional fees..............      20,721        8,553         7,617        10,763            904         33,633          6,550
Trustees fees..................         264           45            45           371             94            195            134
Insurance fees.................          36           18            18            18             18             18             18
Fund accounting fees...........       5,085        2,869         3,421         3,336          2,414          3,643          3,146
Dues and subscriptions.........       1,589          470           462         1,332            974          9,501          4,933
Reports to shareholders........      23,107        5,559         4,510         4,596          9,588         38,830         22,315
Registration fees..............      24,219        4,188         4,293         3,191          1,533         10,580            538
Custody fees...................          --           --            --            --             --             --             --
Investment advisory fees.......          --           --            --            --             --             --             --
Shareholder servicing fees
 (Note 3):
Stephens Institutional Class of
 Shares........................      26,233           --            --            --             --         43,864             --
                                 ----------   ----------    ----------    ----------   ------------   ------------   ------------
Total expenses before
 reimbursements................   1,119,110      355,183       336,515       830,415        514,246      1,758,514      1,304,305
Fees reimbursed................    (155,811)          --            --            --             --       (229,196)      (133,254)
                                 ----------   ----------    ----------    ----------   ------------   ------------   ------------
Net expenses...................     963,299      355,183       336,515       830,415        514,246      1,529,318      1,171,051
                                 ----------   ----------    ----------    ----------   ------------   ------------   ------------
Net investment income (loss)...   2,194,954    2,690,384     2,100,927     6,837,785      1,931,701      3,737,298        430,462
                                 ----------   ----------    ----------    ----------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAINS
 (LOSSES) ON SECURITIES,
 FUTURES, OPTIONS, SHORT SALES,
 AND FOREIGN CURRENCIES (NOTE
 2):
Net realized gains (losses) on
 securities....................      (1,610)     183,328       128,175        40,405     (6,545,667)     5,134,737    (28,907,395)
Net realized losses on futures,
 options, and short sales......          --           --            --      (398,851)        (8,320)            --       (111,218)
Net realized gains (losses)
 foreign currency
 transactions..................          --           --            --        37,726          8,114             --             --
Net change in unrealized
 appreciation (depreciation) on
 securities....................          --      351,185     1,448,109     1,228,412     (8,330,342)   (38,940,059)   (36,477,948)
Net change in unrealized
 depreciation on futures,
 options, and short sales......          --           --            --      (375,001)      (131,164)            --             --
Net change in unrealized
 depreciation on translation of
 assets and liabilities in
 foreign currencies............          --           --            --      (213,279)       (62,635)            --             --
                                 ----------   ----------    ----------    ----------   ------------   ------------   ------------
Net realized and unrealized
 gains (losses) on securities,
 futures, options, short sales,
 and foreign currencies........      (1,610)     534,513     1,576,284       319,412    (15,070,014)   (33,805,322)   (65,496,561)
                                 ----------   ----------    ----------    ----------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS....................  $2,193,344   $3,224,897    $3,677,211    $7,157,197   $(13,138,313)  $(30,068,024)  $(65,066,099)
                                 ==========   ==========    ==========    ==========   ============   ============   ============

                       See notes to financial statements.

                                                                                                                 STEPHENS
             EQUITY       MID-CAP      MID-CAP       SPECIAL       AGGRESSIVE    HIGH YIELD    INTERNATIONAL   INTERMEDIATE
             GROWTH        VALUE       GROWTH         EQUITY         EQUITY         BOND          EQUITY           BOND
          ------------   ---------   -----------   ------------   ------------   -----------   -------------   ------------
          $  1,971,175   $  20,826   $     5,112   $  1,332,747   $    255,783   $    45,885    $ 2,819,846     $       --
                60,948       1,292         1,066         87,368         12,931     4,197,358         59,966             --
                27,213         674           424         83,773         42,386         6,750        103,918             --
            (1,563,677)    (18,655)      (23,676)    (1,638,478)    (1,002,763)     (268,996)    (1,212,817)            --
                    --          --            --             --             --            --             --      1,047,394
          ------------   ---------   -----------   ------------   ------------   -----------    -----------     ----------
               495,659       4,137       (17,074)      (134,590)      (691,663)    3,980,997      1,770,913      1,047,394
          ------------   ---------   -----------   ------------   ------------   -----------    -----------     ----------
               723,193       7,731         9,108        587,697        301,119       134,301        415,835         54,135
               602,661       6,443         7,590        489,747        250,933       111,918        346,529         45,112
                48,063      18,216        18,222         16,571         11,900         8,938         23,863         26,312
                    89          31            35            168            116            90            150             45
                    36          --            --             36             18            36             36             18
                 6,458       6,297         6,297          6,726          3,739         4,279          4,422             --
                14,434       2,035         2,035          2,505          1,342           628          2,061          6,045
                10,217         161           296         23,767         13,719         5,782         18,724         18,655
                 2,767      20,525        20,525          5,638          6,249         7,174          6,603         16,879
                    --          --            --             --             --            --             --          7,500
                    --          --            --             --             --            --             --         18,045
                27,541          --            --         36,122             --        10,277         15,059         63,157
          ------------   ---------   -----------   ------------   ------------   -----------    -----------     ----------
             1,435,459      61,439        64,108      1,168,977        589,135       283,423        833,282        255,903
               (55,729)    (48,390)      (47,299)       (61,722)       (88,072)      (59,727)      (102,550)      (111,521)
          ------------   ---------   -----------   ------------   ------------   -----------    -----------     ----------
             1,379,730      13,049        16,809      1,107,255        501,063       223,696        730,732        144,382
          ------------   ---------   -----------   ------------   ------------   -----------    -----------     ----------
              (884,071)     (8,912)      (33,883)    (1,241,845)    (1,192,726)    3,757,301      1,040,181        903,012
          ------------   ---------   -----------   ------------   ------------   -----------    -----------     ----------
           (39,478,119)    135,654      (823,057)     4,075,088    (29,405,619)   (2,140,478)    (5,213,924)       430,170
                    --          --            --        (26,920)            --            --             --             --
                 1,847          --            --         (1,116)            --            --      1,954,143             --
           (38,585,031)   (442,654)     (538,645)   (32,583,177)    (7,035,316)   (3,595,953)    (2,978,329)       311,793
                    --          --            --       (102,506)            --            --             --             --
                    --          --            --             --             --            --       (698,525)            --
          ------------   ---------   -----------   ------------   ------------   -----------    -----------     ----------
           (78,061,303)   (307,000)   (1,361,702)   (28,638,631)   (36,440,935)   (5,736,431)    (6,936,635)       741,963
          ------------   ---------   -----------   ------------   ------------   -----------    -----------     ----------
          $(78,945,374)  $(315,912)  $(1,395,585)  $(29,880,476)  $(37,633,661)  $(1,979,130)   $(5,896,454)    $1,644,975
          ============   =========   ===========   ============   ============   ===========    ===========     ==========


              STOCK
              INDEX
           ------------
           $  1,293,094
                 50,092
                  3,804
                (45,326)
                     --
           ------------
              1,301,664
           ------------
                316,441
                226,029
                 10,696
                    350
                     18
                  9,670
                  1,016
                  6,764
                 13,311
                     --
                     --
                     --
           ------------
                584,295
                (44,191)
           ------------
                540,104
           ------------
                761,560
           ------------
             (5,137,445)
                     --
                     --
            (22,412,184)
                     --
                     --
           ------------
            (27,549,629)
           ------------
           $(26,788,069)
           ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2002

                                  (UNAUDITED)

                                                                  HIGH       INTERMEDIATE
                                                 MONEY          QUALITY       GOVERNMENT        CORE
                                                MARKET            BOND           BOND           BOND         BALANCED
                                            ---------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss)..............  $     2,194,954   $  2,690,384   $  2,100,927   $  6,837,785   $  1,931,701
Net realized gains (losses) on
 securities...............................           (1,610)       183,328        128,175         40,405     (6,545,667)
Net realized losses on futures, options,
 and short sales..........................               --             --             --       (398,851)        (8,320)
Net realized gains (losses) on foreign
 currency transactions....................               --             --             --         37,726          8,114
Net change in unrealized appreciation
 (depreciation) on securities.............               --        351,185      1,448,109      1,228,412     (8,330,342)
Net change in unrealized depreciation on
 futures, options and short sales.........               --             --             --       (375,001)      (131,164)
Net change in unrealized depreciation on
 translation of assets and liabilities in
 foreign currencies.......................               --             --             --       (213,279)       (62,635)
                                            ---------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
 resulting from operations................        2,193,344      3,224,897      3,677,211      7,157,197    (13,138,313)
                                            ---------------   ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM (NOTE 7):
Net investment income.....................       (2,000,542)    (2,433,490)    (1,886,449)    (6,193,839)    (1,771,782)
                                            ---------------   ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
DIVERSIFIED CLASS OF SHARES:
Issued during period......................    1,603,387,603     36,316,042     31,475,990     81,832,452     28,792,895
Issued on reinvestment of dividends and
 distributions............................        1,952,907      2,433,490      1,886,449      6,193,839      1,771,782
Redeemed during period....................   (1,601,820,739)   (17,088,856)   (15,392,365)   (49,037,567)   (20,199,817)
                                            ---------------   ------------   ------------   ------------   ------------
Net increase Diversified Class of
 Shares...................................        3,519,771     21,660,676     17,970,074     38,988,724     10,364,860
                                            ---------------   ------------   ------------   ------------   ------------
STEPHENS INSTITUTIONAL CLASS OF SHARES:
Issued during period......................          906,737
Issued on reinvestment of dividends and
 distributions............................           47,635
Redeemed during period....................       (3,765,336)
                                            ---------------
Net increase (decrease) Stephens
 Institutional Class of Shares............       (2,810,964)
                                            ---------------
Increase in net assets from net fund share
 transactions.............................          708,807     21,660,676     17,970,074     38,988,724     10,364,860
                                            ---------------   ------------   ------------   ------------   ------------
Total increase (decrease) in net assets...          901,609     22,452,083     19,760,836     39,952,082     (4,545,235)
NET ASSETS:
Beginning of period.......................      349,472,296    110,036,547    104,277,546    272,377,200    182,023,940
                                            ---------------   ------------   ------------   ------------   ------------
End of period.............................  $   350,373,905   $132,488,630   $124,038,382   $312,329,282   $177,478,705
                                            ===============   ============   ============   ============   ============
Undistributed (accumulated) net investment
 income (loss)............................  $       194,412   $    256,894   $    214,478   $    640,770   $    159,098
                                            ===============   ============   ============   ============   ============


                                               VALUE &        GROWTH &
                                               INCOME          INCOME
                                            -------------   ------------
FROM OPERATIONS:
Net investment income (loss)..............  $   3,737,298   $    430,462
Net realized gains (losses) on
 securities...............................      5,134,737    (28,907,395)
Net realized losses on futures, options,
 and short sales..........................             --       (111,218)
Net realized gains (losses) on foreign
 currency transactions....................             --             --
Net change in unrealized appreciation
 (depreciation) on securities.............    (38,940,059)   (36,477,948)
Net change in unrealized depreciation on
 futures, options and short sales.........             --             --
Net change in unrealized depreciation on
 translation of assets and liabilities in
 foreign currencies.......................             --             --
                                            -------------   ------------
Net increase (decrease) in net assets
 resulting from operations................    (30,068,024)   (65,066,099)
                                            -------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM (NOTE 7):
Net investment income.....................     (3,630,119)      (473,003)
                                            -------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
DIVERSIFIED CLASS OF SHARES:
Issued during period......................    221,262,455    141,644,318
Issued on reinvestment of dividends and
 distributions............................      3,269,894        473,003
Redeemed during period....................   (126,245,603)   (86,841,590)
                                            -------------   ------------
Net increase Diversified Class of
 Shares...................................     98,286,746     55,275,731
                                            -------------   ------------
STEPHENS INSTITUTIONAL CLASS OF SHARES:
Issued during period......................        586,978
Issued on reinvestment of dividends and
 distributions............................        360,225
Redeemed during period....................     (2,865,813)
                                            -------------
Net increase (decrease) Stephens
 Institutional Class of Shares............     (1,918,610)
                                            -------------
Increase in net assets from net fund share
 transactions.............................     96,368,136     55,275,731
                                            -------------   ------------
Total increase (decrease) in net assets...     62,669,993    (10,263,371)
NET ASSETS:
Beginning of period.......................    543,107,335    458,258,956
                                            -------------   ------------
End of period.............................  $ 605,777,328   $447,995,585
                                            =============   ============
Undistributed (accumulated) net investment
 income (loss)............................  $     137,268   $    (42,541)
                                            =============   ============

                       See notes to financial statements.

                                                                                                                    STEPHENS
             EQUITY        MID-CAP       MID-CAP        SPECIAL       AGGRESSIVE    HIGH YIELD    INTERNATIONAL   INTERMEDIATE
             GROWTH         VALUE        GROWTH         EQUITY          EQUITY         BOND          EQUITY           BOND
          ------------   -----------   -----------   -------------   ------------   -----------   -------------   ------------
          $   (884,071)  $    (8,912)  $   (33,883)  $  (1,241,845)  $ (1,192,726)  $ 3,757,301   $   1,040,181   $   903,012
           (39,478,119)      135,654      (823,057)      4,075,088    (29,405,619)   (2,140,478)     (5,213,924)      430,170
                    --            --            --         (26,920)            --            --              --            --
                 1,847            --            --          (1,116)            --            --       1,954,143            --
           (38,585,031)     (442,654)     (538,645)    (32,583,177)    (7,035,316)   (3,595,953)     (2,978,329)      311,793
                    --            --            --        (102,506)            --            --              --            --
                    --            --            --              --             --            --        (698,525)           --
          ------------   -----------   -----------   -------------   ------------   -----------   -------------   -----------
           (78,945,374)     (315,912)   (1,395,585)    (29,880,476)   (37,633,661)   (1,979,130)     (5,896,454)    1,644,975
          ------------   -----------   -----------   -------------   ------------   -----------   -------------   -----------
                    --            --            --              --             --    (3,399,567)       (958,998)     (816,075)
          ------------   -----------   -----------   -------------   ------------   -----------   -------------   -----------
           178,611,996     8,122,368     8,703,778     536,038,434     97,696,530    19,124,701     742,473,441
                    --            --            --              --             --     3,153,444         931,412
           (66,142,722)   (1,095,374)   (1,788,213)   (474,611,924)   (74,377,194)   (7,315,747)   (673,514,626)
          ------------   -----------   -----------   -------------   ------------   -----------   -------------
           112,469,274     7,026,994     6,915,565      61,426,510     23,319,336    14,962,398      69,890,227
          ------------   -----------   -----------   -------------   ------------   -----------   -------------
               630,239                                     288,171                       76,136         647,663     2,490,041
                    --                                          --                      246,123          27,586       816,075
            (3,097,539)                                 (5,785,690)                    (397,966)       (550,281)   (1,420,687)
          ------------                               -------------                  -----------   -------------   -----------
            (2,467,300)                                 (5,497,519)                     (75,707)        124,968     1,885,429
          ------------                               -------------                  -----------   -------------   -----------
           110,001,974     7,026,994     6,915,565      55,928,991     23,319,336    14,886,691      70,015,195     1,885,429
          ------------   -----------   -----------   -------------   ------------   -----------   -------------   -----------
            31,056,600     6,711,082     5,519,980      26,048,515    (14,314,325)    9,507,994      63,159,743     2,714,329
           446,996,707       741,155     2,426,193     376,061,418    205,870,856    84,049,241     249,213,791    35,981,307
          ------------   -----------   -----------   -------------   ------------   -----------   -------------   -----------
          $478,053,307   $ 7,452,237   $ 7,946,173   $ 402,109,933   $191,556,531   $93,557,235   $ 312,373,534   $38,695,636
          ============   ===========   ===========   =============   ============   ===========   =============   ===========
          $   (884,071)  $    (8,912)  $   (33,883)  $  (1,241,845)  $ (1,192,726)  $   357,734   $    (421,042)  $    86,937
          ============   ===========   ===========   =============   ============   ===========   =============   ===========


              STOCK
              INDEX
           ------------
           $    761,560
             (5,137,445)
                     --
                     --
            (22,412,184)
                     --
                     --
           ------------
            (26,788,069)
           ------------
               (691,328)
           ------------
             42,313,523
                691,328
             (4,317,089)
           ------------
             38,687,762
           ------------
             38,687,762
           ------------
             11,208,365
            164,746,152
           ------------
           $175,954,517
           ============
           $     70,232
           ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                 HIGH       INTERMEDIATE
                                                MONEY          QUALITY       GOVERNMENT        CORE
                                               MARKET            BOND           BOND           BOND         BALANCED
                                           ---------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss).............  $     9,572,635   $  4,642,163   $  4,154,438   $ 11,158,940   $  4,031,590
Net realized gains (losses) on
 securities..............................           14,729        492,125        303,415      8,580,420    (18,085,211)
Net realized gains (losses) on futures...               --             --             --             --        358,486
Net realized gains (losses) on foreign
 currency transactions...................               --             --             --         96,804         41,978
Net change in unrealized appreciation
 (depreciation) on securities............               --      1,164,350        627,563     (5,828,461)     2,505,650
Net change in unrealized appreciation on
 futures.................................               --             --             --             --         28,945
Net change in unrealized appreciation
 (depreciation) on translation of assets
 and liabilities in foreign currencies...               --             --             --         36,288         16,657
                                           ---------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
 resulting from operations...............        9,587,364      6,298,638      5,085,416     14,043,991    (11,101,905)
                                           ---------------   ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income....................       (9,622,872)    (4,645,798)    (4,158,139)   (11,310,898)    (4,093,091)
Net realized gains from investment
 transactions............................               --       (274,478)      (215,227)    (4,664,342)    (1,167,971)
Tax return of capital....................          (31,587)       (40,368)       (37,721)      (217,885)       (78,677)
                                           ---------------   ------------   ------------   ------------   ------------
Total dividends and distributions........       (9,654,459)    (4,960,644)    (4,411,087)   (16,193,125)    (5,339,739)
                                           ---------------   ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
DIVERSIFIED CLASS OF SHARES:
Issued during period.....................    3,112,753,133     57,731,538     59,695,374    128,410,634     73,171,671
Issued on reinvestment of dividends and
 distributions...........................        9,247,340      4,960,644      4,411,087     16,193,125      5,339,739
Redeemed during period...................   (3,011,806,136)   (20,989,924)   (26,365,616)   (59,141,022)   (42,164,221)
                                           ---------------   ------------   ------------   ------------   ------------
Net increase Diversified Class of
 Shares..................................      110,194,337     41,702,258     37,740,845     85,462,737     36,347,189
                                           ---------------   ------------   ------------   ------------   ------------
STEPHENS PREMIUM CLASS OF SHARES:
Issued during period.....................           26,036
Issued on reinvestment of dividends and
 distributions...........................            1,567
Redeemed during period...................         (147,727)
                                           ---------------
Net decrease Stephens Premium Class of
 Shares..................................         (120,124)
                                           ---------------
STEPHENS INSTITUTIONAL CLASS OF SHARES:
Issued during period.....................       11,002,755
Issued on reinvestment of dividends and
 distributions...........................          405,552
Redeemed during period...................       (9,395,069)
                                           ---------------
Net increase (decrease) Stephens
 Institutional Class of Shares...........        2,013,238
                                           ---------------
Increase in net assets from net fund
 share transactions......................      112,087,451     41,702,258     37,740,845     85,462,737     36,347,189
                                           ---------------   ------------   ------------   ------------   ------------
Total increase (decrease) in net
 assets..................................      112,020,356     43,040,252     38,415,174     83,313,603     19,905,545
NET ASSETS:
Beginning of period......................      237,451,940     66,996,295     65,862,372    189,063,597    162,118,395
                                           ---------------   ------------   ------------   ------------   ------------
End of period............................  $   349,472,296   $110,036,547   $104,277,546   $272,377,200   $182,023,940
                                           ===============   ============   ============   ============   ============
Undistributed (accumulated) net
 investment income (loss)................  $            --   $         --   $         --   $     (3,176)  $       (821)
                                           ===============   ============   ============   ============   ============


                                              VALUE &        GROWTH &
                                              INCOME          INCOME
                                           -------------   -------------
FROM OPERATIONS:
Net investment income (loss).............  $   7,583,210   $     (18,675)
Net realized gains (losses) on
 securities..............................      8,021,161     (70,403,934)
Net realized gains (losses) on futures...             --              --
Net realized gains (losses) on foreign
 currency transactions...................             --              --
Net change in unrealized appreciation
 (depreciation) on securities............    (27,299,328)    (47,115,413)
Net change in unrealized appreciation on
 futures.................................             --              --
Net change in unrealized appreciation
 (depreciation) on translation of assets
 and liabilities in foreign currencies...             --              --
                                           -------------   -------------
Net increase (decrease) in net assets
 resulting from operations...............    (11,694,957)   (117,538,022)
                                           -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income....................     (7,530,686)             --
Net realized gains from investment
 transactions............................     (3,272,632)             --
Tax return of capital....................             --              --
                                           -------------   -------------
Total dividends and distributions........    (10,803,318)             --
                                           -------------   -------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
DIVERSIFIED CLASS OF SHARES:
Issued during period.....................    449,484,472     416,575,678
Issued on reinvestment of dividends and
 distributions...........................      9,423,026              --
Redeemed during period...................   (324,948,128)   (311,767,607)
                                           -------------   -------------
Net increase Diversified Class of
 Shares..................................    133,959,370     104,808,071
                                           -------------   -------------
STEPHENS PREMIUM CLASS OF SHARES:
Issued during period.....................        399,919
Issued on reinvestment of dividends and
 distributions...........................        107,099
Redeemed during period...................     (4,149,464)
                                           -------------
Net decrease Stephens Premium Class of
 Shares..................................     (3,642,446)
                                           -------------
STEPHENS INSTITUTIONAL CLASS OF SHARES:
Issued during period.....................      8,649,766
Issued on reinvestment of dividends and
 distributions...........................      1,273,193
Redeemed during period...................     (2,956,631)
                                           -------------
Net increase (decrease) Stephens
 Institutional Class of Shares...........      6,966,328
                                           -------------
Increase in net assets from net fund
 share transactions......................    137,283,252     104,808,071
                                           -------------   -------------
Total increase (decrease) in net
 assets..................................    114,784,977     (12,729,951)
NET ASSETS:
Beginning of period......................    428,322,358     470,988,907
                                           -------------   -------------
End of period............................  $ 543,107,335   $ 458,258,956
                                           =============   =============
Undistributed (accumulated) net
 investment income (loss)................  $      30,089   $          --
                                           =============   =============

---------------

(1) Commencement of Operations, August 15, 2001.

(2) Commencement of Operations, September 6, 2001.

                       See notes to financial statements.

                                                                                                              STEPHENS
       EQUITY       MID-CAP     MID-CAP        SPECIAL       AGGRESSIVE      HIGH YIELD    INTERNATIONAL    INTERMEDIATE
       GROWTH       VALUE(1)   GROWTH(2)       EQUITY          EQUITY           BOND           EQUITY           BOND
    -------------   --------   ----------   -------------   -------------   ------------   --------------   ------------
    $  (2,152,742)  $   (40)   $  (5,634)   $  (2,148,633)  $  (2,462,300)  $  6,707,687   $      383,238   $ 2,079,032
      (65,104,461)  (16,559)     (43,923)      (2,356,231)    (42,991,936)    (7,333,148)      (7,376,038)      964,654
               --        --           --       (1,091,997)             --             --               --            --
             (219)       --           --               --              --             --        2,462,863            --
      (31,924,299)   92,028      319,641       (3,940,699)    (30,390,438)     3,966,808      (39,681,943)     (971,680)
               --        --           --           93,177              --             --               --            --
               --        --           --               --              --             --         (495,858)           --
    -------------   --------   ----------   -------------   -------------   ------------   --------------   -----------
      (99,181,721)   75,429      270,084       (9,444,383)    (75,844,674)     3,341,347      (44,707,738)    2,072,006
    -------------   --------   ----------   -------------   -------------   ------------   --------------   -----------
               --        --           --               --              --     (6,707,689)      (1,526,474)   (2,079,032)
      (10,553,817)       --      (16,340)              --              --             --       (2,460,871)      (69,746)
             (291)       --           --               --              --       (288,181)              --            --
    -------------   --------   ----------   -------------   -------------   ------------   --------------   -----------
      (10,554,108)       --      (16,340)              --              --     (6,995,870)      (3,987,345)   (2,148,778)
    -------------   --------   ----------   -------------   -------------   ------------   --------------   -----------
      267,932,846   709,497    2,438,201      897,665,046     262,911,764     47,907,055    1,328,198,173
        9,729,065        --       16,340               --              --      6,383,823        3,824,061
     (156,057,530)  (43,771)    (282,092)    (842,000,563)   (199,205,491)   (31,650,574)  (1,274,273,521)
--- -------------   --------   ----------   -------------   -------------   ------------   --------------
      121,604,381   665,726    2,172,449       55,664,483      63,706,273     22,640,304       57,748,713
--- -------------   --------   ----------   -------------   -------------   ------------   --------------
          486,107                                 367,590                         74,301          223,065     2,328,940
          104,826                                      --                         17,481            6,036        45,700
       (3,659,961)                             (4,096,595)                      (427,634)      (1,971,990)   (9,958,943)
    -------------                           -------------                   ------------   --------------   -----------
       (3,069,028)                             (3,729,005)                      (335,852)      (1,742,889)   (7,584,303)
    -------------                           -------------                   ------------   --------------   -----------
        9,524,950                               9,259,613                      2,103,033        2,965,464     9,074,778
          720,217                                      --                        594,566          157,247     2,103,078
       (7,131,165)                             (1,636,952)                      (858,356)      (4,807,488)     (754,296)
    -------------                           -------------                   ------------   --------------   -----------
        3,114,002                               7,622,661                      1,839,243       (1,684,777)   10,423,560
    -------------                           -------------                   ------------   --------------   -----------
      121,649,355   665,726    2,172,449       59,558,139      63,706,273     24,143,695       54,321,047     2,839,257
    -------------   --------   ----------   -------------   -------------   ------------   --------------   -----------
       11,913,526   741,155    2,426,193       50,113,756     (12,138,401)    20,489,172        5,625,964     2,762,485
      435,083,181        --           --      325,947,662     218,009,257     63,560,069      243,587,827    33,218,822
    -------------   --------   ----------   -------------   -------------   ------------   --------------   -----------
    $ 446,996,707   $741,155   $2,426,193   $ 376,061,418   $ 205,870,856   $ 84,049,241   $  249,213,791   $35,981,307
    =============   ========   ==========   =============   =============   ============   ==============   ===========
    $          --   $    --    $      --    $          --   $          --   $         --   $     (502,225)  $        --
    =============   ========   ==========   =============   =============   ============   ==============   ===========


        STOCK
        INDEX
     ------------
     $  1,143,875
       (8,700,041)
               --
               --
      (13,666,157)
               --
               --
     ------------
      (21,222,323)
     ------------
       (1,147,555)
         (282,248)
           (6,193)
     ------------
       (1,435,996)
     ------------
       94,553,578
        1,435,996
      (19,466,763)
---  ------------
       76,522,811
---  ------------
       76,522,811
     ------------
       53,864,492
      110,881,660
     ------------
     $164,746,152
     ============
     $         --
     ============

                           STEPHENS INTERMEDIATE BOND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                                                     VALUE
 ---------                                                                  -----------
              US TREASURY NOTES -- 66.33%
$ 4,225,000   3.875%, 06/30/03............................................  $ 4,304,168
  2,060,000   3.625%, 08/31/03............................................    2,093,718
  6,210,000   6.25%, 02/15/07.............................................    6,795,205
  6,910,000   5.625%, 05/15/08............................................    7,375,347
  4,820,000   5.50%, 05/15/09.............................................    5,099,411
                                                                            -----------
              TOTAL US TREASURY NOTES (Cost $23,974,239)..................   25,667,849
                                                                            -----------
              US TREASURY INFLATION INDEX -- 27.48%
  2,029,352   4.25%, 01/15/10.............................................    2,202,164
 10,278,438   3.50%, 01/15/11.............................................   10,636,580
                                                                            -----------
              TOTAL US TREASURY INFLATION INDEX (Cost $13,178,917)........   12,838,744
                                                                            -----------
              Total Investments -- 99.51% (Cost $37,153,156)..............   38,506,593
              Other assets less liabilities -- 0.49%......................      189,043
                                                                            -----------
              NET ASSETS -- 100.00%.......................................  $38,695,636
                                                                            ===========



The aggregate cost of securities for federal income tax purposes at June 30, 2002 is
$37,153,156.



The following amount is based on cost for federal income tax purposes:



              Gross unrealized appreciation...............................  $ 1,693,611
              Gross unrealized depreciation...............................     (340,174)
                                                                            -----------
              Net unrealized appreciation.................................  $ 1,353,437
                                                                            ===========

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. ORGANIZATION

The Diversified Investors Funds Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of twenty-one different series that are, in effect, separate investment funds. Fifteen of the series are as follows: the Money Market Fund, the High Quality Bond Fund, the Intermediate Government Bond Fund, the Core Bond Fund, the Balanced Fund, the Value & Income Fund, the Growth & Income Fund, the Equity Growth Fund, the Mid-Cap Value Fund, the Mid-Cap Growth Fund, the Special Equity Fund, the Aggressive Equity Fund, the High Yield Bond Fund, the International Equity Fund and the Stock Index Fund, (collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on April 23, 1993, with the exception of the Intermediate Government Bond Fund, the High Yield Bond Fund and the International Equity Fund which were established on October 2, 1995, the Value & Income Fund and the Aggressive Equity Fund which were established on May 1, 1996, the Stock Index Fund which was established on March 10, 1999, the Mid-Cap Value Fund which was established on August 15, 2001 and the Mid-Cap Growth Fund which was established on September 6, 2001. Each Fund, with the exception of the Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of Diversified Investors Portfolios (the "Series Portfolio"). The Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Master Investment Portfolio -- S&P 500 Index Master Portfolio (the "Master Investment Portfolio"). The Series Portfolio and the Master Investment Portfolio are open-end management investment companies registered under the 1940 Act.

The Stephens Intermediate Bond Fund (the "Stephens Fund"), was established on January 2, 1998. The Funds and the Stephens Fund offer Institutional Class shares. The Stephens Intermediate Bond Fund seeks to achieve its investment objective by investing in a broad range of fixed income securities, including debt securities of U.S. and non-U.S. government agencies and preferred stock and debt securities of U.S. and non-U.S. companies. In addition to the existing shares now known as the Diversified Class of shares, on January 2, 1998, Money Market Fund, Equity Growth Fund, Special Equity Fund, High Yield Bond Fund and International Equity Fund established Stephens Institutional Class shares. On July 7, 2000, the Value & Income Fund established Stephens Institutional Class shares. The two classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

1. ORGANIZATION (CONTINUED)

At June 30, 2002, each Fund's investment in the corresponding Series Portfolios/Master Investment Portfolio was as follows:

                                                                  PERCENTAGE OF
FUND                                                          INTEREST IN PORTFOLIOS
----                                                          ----------------------
Money Market................................................          49.28
High Quality Bond...........................................          37.80
Intermediate Government Bond................................          43.35
Core Bond...................................................          36.80
Balanced....................................................          43.57
Value & Income..............................................          35.71
Growth & Income.............................................          49.96
Equity Growth...............................................          39.55
Mid-Cap Value...............................................          27.78
Mid-Cap Growth..............................................          26.18
Special Equity..............................................          32.00
Aggressive Equity...........................................          56.01
High Yield Bond.............................................          47.47
International Equity........................................          44.23
Stock Index.................................................           6.76

The financial statements of the Series Portfolio and the Master Investment Portfolio are contained elsewhere in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and the Stephens Fund in the preparation of their financial statements.

     A. INVESTMENT VALUATION:

The value of each Fund's investment in a corresponding series of the Series Portfolio or the Master Investment Portfolio reflects that Fund's proportional interest in the net assets of the corresponding series of the Series Portfolio or Master Investment Portfolio.

The valuation policy of the securities held by the Series Portfolio is discussed in Note 2A of the Series Portfolio's notes to financial statements, which are included elsewhere in this report.

The valuation policy for the Stock Index Fund is discussed in Note 1 of the Master Investment Portfolio notes to financial statements, which are located elsewhere in this book.

The bonds held by the Stephens Intermediate Bond Fund are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service.

     B. INVESTMENT INCOME:

Each Fund earns income, net of expenses, daily on its investment in the corresponding series of the Series Portfolio/Master Investment Portfolio. All of the net investment income and realized/unrealized

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

gains/losses from the security transactions of the Series Portfolio/Master Investment Portfolio are allocated proportionately to each class of shares based upon the relative daily net asset value of each class.

Security transactions for the Stephens Intermediate Bond Fund are accounted for on a trade-date basis (the date the order to buy or sell is executed). Interest income for the Stephens Intermediate Bond Fund is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

     C. DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional shares.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

     D. FEDERAL INCOME TAXES:

Each Fund of the Trust is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Funds indicated below have capital loss carryforwards at June 30, 2002, which are available to offset future realized capital gains, if any:

                                                              CAPITAL LOSS   EXPIRATION
                                                              CARRYFORWARD      DATE
                                                              ------------   ----------
Money Market Fund...........................................  $     8,194       2007
                                                                   23,607       2008
Balanced Fund...............................................   10,497,478       2009
Growth & Income Fund........................................    7,053,869       2008
                                                               73,349,058       2009
Equity Growth Fund..........................................   67,784,060       2009
Mid-Cap Value Fund..........................................        3,872       2009
Special Equity Fund.........................................    9,660,548       2008
                                                               10,376,121       2009
Aggressive Equity Fund......................................   38,838,568       2008
                                                               49,565,736       2009
High Yield Bond Fund........................................      170,035       2006
                                                                1,748,170       2007
                                                                4,793,928       2008
                                                                6,994,582       2009
International Equity Fund...................................    8,477,393       2009
Stock Index Fund............................................    3,378,862       2009

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of the Funds and the Stephens Fund. Expenses directly attributable to a fund are charged to that fund, while expenses attributable to all funds are allocated among them.

Additionally, the Funds and the Stephens Fund may allocate among their classes certain non class specific expenses based upon the relative daily net asset value of each class. Class specific expenses of the Funds and the Stephens Fund are limited to shareholder servicing fees.

     F. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. ("the Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration and transfer agency services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from the Funds and the Stephens Fund at an annual rate equal to 0.30%, except for the Stock Index Fund for which the rate is 0.35%, of the average daily net assets of each Fund during the month. For these services, the Advisor earned $5,744,798 for the period ended June 30, 2002.

The Trust has also entered into a Distribution Agreement with Diversified Investors Securities Corp. (the "Distributor"), a wholly-owned subsidiary of the Advisor. Pursuant to Rule 12b-1 of the 1940 Act, the Distributor may receive a fee from each Fund and the Stephens Fund at an annual rate not to exceed 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred in connection with the sale of shares of the Fund. The aggregate distribution fees incurred by the Funds and the Stephens Fund amounted to $4,749,660 for the period ended June 30, 2002.

Stephens, Inc. (the "Service Agent") provides shareholder services to all holders of the Stephens Institutional Class of shares. The Service Agent receives a fee from this class of shares at an annual rate of 0.35% of the average daily net assets of the class. The Service Agent earned fees of $222,253 for the period ended June 30, 2002.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Advisor, Distributor and Service Agent have voluntarily undertaken to reimburse expenses of each class, to the extent necessary, to limit expenses to a rate equal to the percentages specified in the table below of the corresponding class' average daily net assets, including the expenses of the Portfolio Series.

                                                                                  STEPHENS
                                                      DIVERSIFIED CLASS      INSTITUTIONAL CLASS
                                                         EXPENSE CAP             EXPENSE CAP
                                                    ----------------------   -------------------
Money Market......................................  80 basis points (b.p.)      75 b.p.
High Quality Bond.................................         100 b.p.               --
Intermediate Government Bond......................         100 b.p.               --
Core Bond.........................................         100 b.p.               --
Balanced..........................................         110 b.p.               --
Value & Income....................................         100 b.p.            105 b.p.
Growth & Income...................................         115 b.p.               --
Equity Growth.....................................         125 b.p.            100 b.p.
Mid-Cap Value.....................................         125 b.p.               --
Mid-Cap Growth....................................         135 b.p.               --
Special Equity....................................         150 b.p.            120 b.p.
Aggressive Equity.................................         150 b.p.               --
High Yield Bond...................................         110 b.p.            110 b.p.
International Equity..............................         140 b.p.            125 b.p.
Stock Index.......................................         65 b.p.                --
Stephens Intermediate Bond........................            --                80 b.p.

Of the fees earned by the Advisor, Distributor, and Service Agent, $235,499, $816,066, and $159,097, respectively, were reimbursed.

Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. Aggregate renumeration incurred for non-affiliated trustees of the Trust for the period ended June 30, 2002, amounted to $2,222.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales for the period ended June 30, 2002, were as follows:

                                                                COST OF      PROCEEDS
                                                               PURCHASES    FROM SALES
                                                              -----------   ----------
Stephens Intermediate Bond
  U.S. Government Obligations...............................  $10,367,474   $8,647,913

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS

The Trust has an unlimited authorized number of shares (par value of $0.00001) which are presently divided into fifteen series of shares (one series underlying each Fund). The Money Market, Value & Income, Equity Growth, Special Equity, High Yield Bond and International Equity Funds each contain two classes of shares, the Diversified Class and the Stephens Institutional Class. The transactions in each of the classes are as follows:

                                                                      DIVERSIFIED CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2002   DECEMBER 31, 2001
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
MONEY MARKET
Issued during period/year...................................   150,808,267       292,204,025
Issued on reinvestment of dividends and distributions.......       183,848           871,419
Redeemed during period/year.................................  (150,682,742)     (282,734,735)
                                                              ------------      ------------
Net increase................................................       309,373        10,340,709
                                                              ============      ============
HIGH QUALITY BOND
Issued during period/year...................................     3,097,865         4,923,388
Issued on reinvestment of dividends and distributions.......       208,239           425,364
Redeemed during period/year.................................    (1,455,920)       (1,784,859)
                                                              ------------      ------------
Net increase................................................     1,850,184         3,563,893
                                                              ============      ============
INTERMEDIATE GOVERNMENT BOND
Issued during period/year...................................     2,813,923         5,335,586
Issued on reinvestment of dividends and distributions.......       168,345           396,784
Redeemed during period/year.................................    (1,373,559)       (2,352,979)
                                                              ------------      ------------
Net increase................................................     1,608,709         3,379,391
                                                              ============      ============
CORE BOND
Issued during period/year...................................     6,648,862        10,252,870
Issued on reinvestment of dividends and distributions.......       506,690         1,315,541
Redeemed during period/year.................................    (3,985,815)       (4,706,460)
                                                              ------------      ------------
Net increase................................................     3,169,737         6,861,951
                                                              ============      ============
BALANCED
Issued during period/year...................................     2,172,073         5,138,628
Issued on reinvestment of dividends and distributions.......       137,623           393,326
Redeemed during period/year.................................    (1,523,077)       (3,026,257)
                                                              ------------      ------------
Net increase................................................       786,619         2,505,697
                                                              ============      ============
VALUE & INCOME
Issued during period/year...................................    10,179,474        20,474,021
Issued on reinvestment of dividends and distributions.......       154,339           435,172
Redeemed during period/year.................................    (5,792,801)      (14,851,962)
                                                              ------------      ------------
Net increase................................................     4,541,012         6,057,231
                                                              ============      ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                      DIVERSIFIED CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2002   DECEMBER 31, 2001
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
GROWTH & INCOME
Issued during period/year...................................     7,946,179        20,993,542
Issued on reinvestment of dividends and distributions.......        27,204                --
Redeemed during period/year.................................    (4,860,371)      (15,915,587)
                                                              ------------      ------------
Net increase................................................     3,113,012         5,077,955
                                                              ============      ============
EQUITY GROWTH
Issued during period/year...................................     9,976,700        13,051,077
Issued on reinvestment of dividends and distributions.......            --           555,946
Redeemed during period/year.................................    (3,756,327)       (7,644,025)
                                                              ------------      ------------
Net increase................................................     6,220,373         5,962,998
                                                              ============      ============
MID-CAP VALUE
Issued during period/year...................................       734,982            72,089
Issued on reinvestment of dividends and distributions.......            --                --
Redeemed during period/year.................................       (97,175)           (4,138)
                                                              ------------      ------------
Net increase................................................       637,807            67,951
                                                              ============      ============
MID-CAP GROWTH
Issued during period/year...................................       912,492           263,003
Issued on reinvestment of dividends and distributions.......            --             1,602
Redeemed during period/year.................................      (192,971)          (28,101)
                                                              ------------      ------------
Net increase................................................       719,521           236,504
                                                              ============      ============
SPECIAL EQUITY
Issued during period/year...................................    24,990,944        41,865,411
Issued on reinvestment of dividends and distributions.......            --                --
Redeemed during period/year.................................   (22,071,047)      (39,212,022)
                                                              ------------      ------------
Net increase................................................     2,919,897         2,653,389
                                                              ============      ============
AGGRESSIVE EQUITY
Issued during period/year...................................     8,582,647        19,162,620
Issued on reinvestment of dividends and distributions.......            --                --
Redeemed during period/year.................................    (6,542,705)      (14,553,528)
                                                              ------------      ------------
Net increase................................................     2,039,942         4,609,092
                                                              ============      ============
HIGH YIELD BOND
Issued during period/year...................................     2,216,693         5,167,352
Issued on reinvestment of dividends and distributions.......       374,228           718,142
Redeemed during period/year.................................      (844,592)       (3,352,388)
                                                              ------------      ------------
Net increase................................................     1,746,329         2,533,106
                                                              ============      ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                      DIVERSIFIED CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2002   DECEMBER 31, 2001
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
INTERNATIONAL EQUITY
Issued during period/year...................................    60,645,693        99,125,383
Issued on reinvestment of dividends and distributions.......        80,433           307,980
Redeemed during period/year.................................   (54,665,479)      (94,755,829)
                                                              ------------      ------------
Net increase................................................     6,060,647         4,677,534
                                                              ============      ============
STOCK INDEX
Issued during period/year...................................     4,851,413         9,679,139
Issued on reinvestment of dividends and distributions.......        84,534           157,263
Redeemed during period/year.................................      (533,673)       (2,158,165)
                                                              ------------      ------------
Net increase................................................     4,402,274         7,678,237
                                                              ============      ============

                                                                STEPHENS INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2002   DECEMBER 31, 2001
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
MONEY MARKET
Issued during period/year...................................      86,367          1,047,682*
Issued on reinvestment of dividends and distributions.......       4,534             38,732
Redeemed during period/year.................................    (358,539)          (894,224)
                                                                --------          ---------
Net increase (decrease).....................................    (267,638)           192,190
                                                                ========          =========
---------------
* Amount includes 115 Premium Class shares, valued at $1,241, that were transferred into
  Institutional Class shares on December 20, 2001.

VALUE & INCOME
Issued during period/year...................................      79,076          1,124,565*
Issued on reinvestment of dividends and distributions.......      49,208            167,700
Redeemed during period/year.................................    (386,889)          (382,664)
                                                                --------          ---------
Net increase (decrease).....................................    (258,605)           909,601
                                                                ========          =========
---------------
* Amount includes 271 Premium Class shares, valued at $2,043, that were transferred into
  Institutional Class shares on December 20, 2001.

EQUITY GROWTH
Issued during period/year...................................      69,339            895,344*
Issued on reinvestment of dividends and distributions.......          --             80,291
Redeemed during period/year.................................    (344,593)          (685,047)
                                                                --------          ---------
Net increase (decrease).....................................    (275,254)           290,588
                                                                ========          =========
---------------
* Amount includes 6,807 Premium Class shares, valued at $65,475, that were transferred into
  Institutional Class shares on December 20, 2001.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                STEPHENS INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2002   DECEMBER 31, 2001
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
SPECIAL EQUITY
Issued during period/year...................................      30,346            975,173*
Issued on reinvestment of dividends and distributions.......          --                 --
Redeemed during period/year.................................    (623,285)          (171,426)
                                                                --------          ---------
Net increase (decrease).....................................    (592,939)           803,747
                                                                ========          =========
---------------
* Amount includes 125 Premium Class shares, valued at $1,130, that were transferred into
  Institutional Class shares on December 20, 2001.
HIGH YIELD BOND
Issued during period/year...................................      10,298            265,786*
Issued on reinvestment of dividends and distributions.......      34,409             78,202
Redeemed during period/year.................................     (54,741)          (111,010)
                                                                --------          ---------
Net increase (decrease).....................................     (10,034)           232,978
                                                                ========          =========
---------------
* Amount includes 366 Premium Class shares, valued at $2,757, that were transferred into
  Institutional Class shares on December 20, 2001.
INTERNATIONAL EQUITY
Issued during period/year...................................      65,623            265,378*
Issued on reinvestment of dividends and distributions.......       2,856             15,246
Redeemed during period/year.................................     (53,890)          (409,058)
                                                                --------          ---------
Net increase (decrease).....................................      14,589           (128,434)
                                                                ========          =========
---------------
* Amount includes 2,223 Premium class shares, valued at $22,721, that were transferred into
  Institutional class shares on December 20, 2001.
STEPHENS INTERMEDIATE BOND
Issued during period/year...................................     230,877            832,709*
Issued on reinvestment of dividends and distributions.......      75,955            196,727
Redeemed during period/year.................................    (132,353)          (690,728)
                                                                --------          ---------
Net increase................................................     174,479            338,708
                                                                ========          =========
---------------
* Amount includes 123 Premium Class shares, valued at $1,342, that were transferred into
  Institutional Class shares on December 20, 2001.

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS

Selected data for an average share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES

                                                     INCOME FROM
                                                INVESTMENT OPERATIONS
                                             ---------------------------
                                                           NET REALIZED       TOTAL
                               NET ASSET        NET       AND UNREALIZED     INCOME
          FOR THE                VALUE,      INVESTMENT       GAINS        (LOSS) FROM
        PERIOD/YEAR           BEGINNING OF     INCOME      (LOSSES) ON     INVESTMENT
           ENDED              PERIOD/YEAR      (LOSS)      INVESTMENTS     OPERATIONS
        -----------           ------------   ----------   --------------   -----------
MONEY MARKET
06/30/2002+.................     $10.61        $ 0.06         $ 0.01         $ 0.07
12/31/2001..................      10.60          0.35           0.01           0.36
12/31/2000..................      10.58          0.60           0.02           0.62
12/31/1999..................      10.44          0.49             --           0.49
12/31/1998..................      10.26          0.51             --           0.51
12/31/1997..................      10.11          0.51          (0.01)          0.50
HIGH QUALITY BOND
06/30/2002+.................      11.69          0.26           0.04           0.30
12/31/2001..................      11.45          0.61           0.25           0.86
12/31/2000..................      11.19          0.63           0.22           0.85
12/31/1999..................      11.39          0.60          (0.30)          0.30
12/31/1998..................      11.13          0.61           0.06           0.67
12/31/1997..................      10.89          0.63          (0.07)          0.56
INTERMEDIATE GOVERNMENT BOND
06/30/2002+.................      11.13          0.20           0.15           0.35
12/31/2001..................      10.99          0.52           0.15           0.67
12/31/2000..................      10.63          0.56           0.35           0.91
12/31/1999..................      10.98          0.53          (0.42)          0.11
12/31/1998..................      10.67          0.54           0.15           0.69
12/31/1997..................      10.21          0.54           0.16           0.70
CORE BOND
06/30/2002+.................      12.26          0.28           0.01           0.29
12/31/2001..................      12.31          0.59           0.18           0.77
12/31/2000..................      11.88          0.68           0.43           1.11
12/31/1999..................      12.60          0.66          (0.85)         (0.19)
12/31/1998..................      12.27          0.68           0.20           0.88
12/31/1997..................      11.69          0.72           0.24           0.96


                                              DIVIDENDS AND DISTRIBUTIONS FROM
                              ----------------------------------------------------------------
                                                            NET         IN EXCESS
                                           IN EXCESS     REALIZED         OF NET         TAX
          FOR THE                NET         OF NET        GAINS      REALIZED GAINS   RETURN
        PERIOD/YEAR           INVESTMENT   INVESTMENT       ON              ON           OF
           ENDED                INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
        -----------           ----------   ----------   -----------   --------------   -------
MONEY MARKET
06/30/2002+.................    $(0.05)      $   --       $   --          $  --        $   --
12/31/2001..................     (0.35)          --           --             --         (0.00)*
12/31/2000..................     (0.60)          --           --             --            --
12/31/1999..................     (0.35)          --           --             --            --
12/31/1998..................     (0.33)          --           --             --         (0.00)*
12/31/1997..................     (0.35)          --           --             --            --
HIGH QUALITY BOND
06/30/2002+.................     (0.23)          --           --             --            --
12/31/2001..................     (0.58)          --        (0.03)            --         (0.01)
12/31/2000..................     (0.59)          --           --             --            --
12/31/1999..................     (0.50)          --           --             --            --
12/31/1998..................     (0.41)          --           --             --            --
12/31/1997..................     (0.32)          --           --             --         (0.00)*
INTERMEDIATE GOVERNMENT BOND
06/30/2002+.................     (0.18)          --           --             --            --
12/31/2001..................     (0.50)          --        (0.02)            --         (0.01)
12/31/2000..................     (0.55)          --           --             --            --
12/31/1999..................     (0.45)          --        (0.01)            --            --
12/31/1998..................     (0.37)          --        (0.01)            --         (0.00)*
12/31/1997..................     (0.24)          --           --             --         (0.00)*
CORE BOND
06/30/2002+.................     (0.25)          --           --             --            --
12/31/2001..................     (0.57)          --        (0.24)            --         (0.01)
12/31/2000..................     (0.65)       (0.01)          --             --         (0.02)
12/31/1999..................     (0.53)          --           --             --            --
12/31/1998..................     (0.54)          --        (0.01)*           --         (0.00)*
12/31/1997..................     (0.38)          --           --             --         (0.00)*

---------------

+   Unaudited.

++  Portfolio turnover of the Series Portfolio and S&P 500 Index Master
    Portfolio.

*   Less than one penny per share.

**  Less than (0.005)%.

*** Annualized.

(1) Commencement of operations August 15, 2001.

(2) Commencement of operations September 6, 2001.

(3) Commencement of operations March 10, 1999.

                                                                                RATIO TO AVERAGE NET ASSETS
                                                                 ----------------------------------------------------------
                                                                 EXPENSES        EXPENSES                         NET
               TOTAL        NET ASSET                            INCLUDING    INCLUDING THE        NET         INVESTMENT
             DIVIDENDS       VALUE,               NET ASSETS,       THE      SERIES PORTFOLIO   INVESTMENT   INCOME (LOSS)
                AND          END OF      TOTAL       END OF       SERIES         (NET OF          INCOME        (NET OF
           DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)      (LOSS)     REIMBURSEMENT)
           -------------   -----------   ------   ------------   ---------   ----------------   ----------   --------------

              $(0.05)        $10.63       0.63%   $335,971,646     0.86%***        0.80%***        1.12%***       1.18%***
               (0.35)         10.61       3.47     332,303,410     0.88            0.80            3.20           3.28
               (0.60)         10.60       6.00     222,244,328     0.86            0.80            5.61           5.67
               (0.35)         10.58       4.66      99,519,160     0.88            0.80            4.49           4.57
               (0.33)         10.44       4.91      63,979,337     0.97            0.80            4.65           4.82
               (0.35)         10.26       4.98      21,513,791     1.12            0.80            4.55           4.87

               (0.23)         11.76       2.55     132,488,630     0.97***         0.97***         4.43***        4.43***
               (0.62)         11.69       7.62     110,036,547     1.00            1.00            5.12           5.12
               (0.59)         11.45       7.77      66,996,295     1.02            1.00            5.60           5.62
               (0.50)         11.19       2.63      36,433,434     1.08            1.00            5.10           5.18
               (0.41)         11.39       6.08      21,031,334     1.22            1.00            5.05           5.27
               (0.32)         11.13       5.11       8,480,842     1.77            1.00            4.81           5.58

               (0.18)         11.30       3.13     124,038,382     0.98***         0.98***         3.65***        3.65***
               (0.53)         11.13       6.23     104,277,546     0.99            0.99            4.62           4.62
               (0.55)         10.99       8.70      65,862,372     1.01            1.00            5.19           5.20
               (0.46)         10.63       0.99      40,366,826     1.08            1.00            4.79           4.87
               (0.38)         10.98       6.47      25,893,328     1.19            1.00            4.65           4.84
               (0.24)         10.67       6.88       8,515,888     1.91            1.00            4.13           5.05

               (0.25)         12.30       2.39     312,329,282     0.95***         0.95***         4.66***        4.66***
               (0.82)         12.26       6.33     272,377,200     0.99            0.99            4.69           4.69
               (0.68)         12.31       9.54     189,063,597     0.99            0.99            5.69           5.69
               (0.53)         11.88      (1.51)    112,521,653     0.97            0.97            5.26           5.26
               (0.55)         12.60       7.21      65,605,780     1.05            1.00            5.30           5.35
               (0.38)         12.27       8.14      21,504,827     1.32            1.00            5.52           5.85


            PORTFOLIO
           TURNOVER(++)
           ------------

               N/A
               N/A
               N/A
               N/A
               N/A
               N/A

                31%
                53
                73
                56
                68
                62

                35
                40
                48
                25
                70
                45

               241
               547
               521
               307
               102
                64

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for an average share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES

                                              INCOME FROM
                                         INVESTMENT OPERATIONS
                                      ---------------------------
                                                    NET REALIZED       TOTAL
                        NET ASSET        NET       AND UNREALIZED     INCOME
       FOR THE            VALUE,      INVESTMENT       GAINS        (LOSS) FROM
     PERIOD/YEAR       BEGINNING OF     INCOME      (LOSSES) ON     INVESTMENT
        ENDED          PERIOD/YEAR      (LOSS)      INVESTMENTS     OPERATIONS
     -----------       ------------   ----------   --------------   -----------
BALANCED
06/30/2002+..........     $13.52        $ 0.14         $(1.09)        $(0.95)
12/31/2001...........      14.79          0.31          (1.17)         (0.86)
12/31/2000...........      16.32          0.37          (0.81)         (0.44)
12/31/1999...........      15.75          0.30           1.40           1.70
12/31/1998...........      14.58          0.40           1.31           1.71
12/31/1997...........      13.27          0.44           2.02           2.46
VALUE & INCOME
06/30/2002+..........      21.67          0.14          (1.16)         (1.02)
12/31/2001...........      22.66          0.34          (0.90)         (0.56)
12/31/2000...........      21.69          0.29           1.60           1.89
12/31/1999...........      20.93          0.27           1.31           1.58
12/31/1998...........      19.22          0.35           2.02           2.37
12/31/1997...........      15.25          0.32           4.14           4.46
GROWTH & INCOME
06/30/2002+..........      18.58          0.02          (2.45)         (2.43)
12/31/2001...........      24.05         (0.00)*        (5.47)         (5.47)
12/31/2000...........      29.69         (0.13)         (5.12)         (5.25)
12/31/1999...........      23.99         (0.12)          7.24           7.12
12/31/1998...........      18.16         (0.05)          6.32           6.27
12/31/1997...........      13.78          0.02           4.67           4.69
EQUITY GROWTH
06/30/2002+..........      18.70         (0.03)         (2.73)         (2.76)
12/31/2001...........      24.20         (0.10)         (4.94)         (5.04)
12/31/2000...........      30.72         (0.15)         (4.90)         (5.05)
12/31/1999...........      23.32         (0.12)          8.69           8.57
12/31/1998...........      17.73         (0.07)          6.41           6.34
12/31/1997...........      14.50         (0.03)          3.85           3.82


                                       DIVIDENDS AND DISTRIBUTIONS FROM
                       ----------------------------------------------------------------
                                                     NET         IN EXCESS
                                    IN EXCESS     REALIZED         OF NET         TAX
       FOR THE            NET         OF NET        GAINS      REALIZED GAINS   RETURN
     PERIOD/YEAR       INVESTMENT   INVESTMENT       ON              ON           OF
        ENDED            INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
     -----------       ----------   ----------   -----------   --------------   -------
BALANCED
06/30/2002+..........    $(0.12)      $   --       $   --          $   --       $   --
12/31/2001...........     (0.31)          --        (0.09)             --        (0.01)
12/31/2000...........     (0.36)       (0.00)*      (0.67)          (0.06)          --
12/31/1999...........     (0.30)          --        (0.83)             --           --
12/31/1998...........     (0.29)          --        (0.25)             --           --
12/31/1997...........     (0.91)          --        (0.24)             --           --
VALUE & INCOME
06/30/2002+..........     (0.12)          --           --              --           --
12/31/2001...........     (0.30)          --        (0.13)             --           --
12/31/2000...........     (0.28)          --        (0.64)             --           --
12/31/1999...........     (0.21)          --        (0.61)             --           --
12/31/1998...........     (0.28)          --        (0.36)             --        (0.02)
12/31/1997...........     (0.20)          --        (0.29)             --           --
GROWTH & INCOME
06/30/2002+..........     (0.02)          --           --              --           --
12/31/2001...........        --           --           --              --           --
12/31/2000...........        --           --        (0.39)             --        (0.00)*
12/31/1999...........        --           --        (1.42)             --           --
12/31/1998...........     (0.01)          --        (0.01)             --        (0.42)
12/31/1997...........     (0.06)          --        (0.25)             --           --
EQUITY GROWTH
06/30/2002+..........        --           --           --              --           --
12/31/2001...........        --           --        (0.46)             --        (0.00)*
12/31/2000...........        --           --        (1.47)             --           --
12/31/1999...........        --           --        (1.17)             --           --
12/31/1998...........     (0.09)          --        (0.66)             --           --
12/31/1997...........     (0.26)          --        (0.33)             --        (0.00)*

---------------

+   Unaudited.

++  Portfolio turnover of the Series Portfolio and S&P 500 Index Master
    Portfolio.

*   Less than one penny per share.

**  Less than (0.005)%.

*** Annualized.

(1) Commencement of operations August 15, 2001.

(2) Commencement of operations September 6, 2001.

(3) Commencement of operations March 10, 1999.

                                                                                  RATIO TO AVERAGE NET ASSETS
                                                                ---------------------------------------------------------------
                                                                  EXPENSES          EXPENSES                          NET
              TOTAL        NET ASSET                              INCLUDING       INCLUDING THE        NET         INVESTMENT
            DIVIDENDS       VALUE,               NET ASSETS,         THE        SERIES PORTFOLIO    INVESTMENT   INCOME (LOSS)
               AND          END OF      TOTAL       END OF         SERIES            (NET OF          INCOME        (NET OF
          DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR      PORTFOLIO      REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)
          -------------   -----------   ------   ------------   -------------   -----------------   ----------   --------------

             $(0.12)        $12.45      (7.02)%  $177,478,705       1.09%***          1.07%***         2.11%***       2.13%***
              (0.41)         13.52      (5.82)    182,023,940       1.09              1.09             2.21           2.21
              (1.09)         14.79      (2.80)    162,118,395       1.11              1.10             2.32           2.33
              (1.13)         16.32      10.97     143,014,166       1.14              1.08             1.84           1.90
              (0.54)         15.75      11.81     103,470,279       1.11              1.10             2.57           2.58
              (1.15)         14.58      18.67      49,014,319       1.21              1.10             2.88           2.99

              (0.12)         20.53      (4.72)    582,208,027       1.06***           1.00***          1.21***        1.27***
              (0.43)         21.67      (2.46)    516,073,976       1.07              1.00             1.48           1.55
              (0.92)         22.66       8.97     402,572,301       1.04              1.00             1.72           1.76
              (0.82)         21.69       7.70     203,482,872       1.05              1.00             1.17           1.22
              (0.66)         20.93      12.47     124,478,213       1.09              1.00             1.63           1.72
              (0.49)         19.22      29.31      62,936,623       1.20              1.00             1.51           1.71

              (0.02)         16.13      (13.10)   447,995,585       1.21***           1.15***          0.13***        0.19***
                 --          18.58      (22.74)   458,258,956       1.22              1.15            (0.07)         (0.00)**
              (0.39)         24.05      (17.91)   470,988,907       1.20              1.15            (0.51)         (0.46)
              (1.42)         29.69      30.05     459,797,532       1.20              1.15            (0.51)         (0.46)
              (0.44)         23.99      34.63     200,946,409       1.24              1.15            (0.32)         (0.22)
              (0.31)         18.16      34.14      61,020,784       1.39              1.15            (0.15)          0.10

                 --          15.94      (14.76)   464,746,196       1.23***           1.23***         (0.37)***      (0.37)***
              (0.46)         18.70      (20.71)   428,765,397       1.24              1.24            (0.50)         (0.50)
              (1.47)         24.20      (16.72)   410,609,144       1.22              1.22            (0.53)         (0.53)
              (1.17)         30.72      37.08     352,834,964       1.21              1.21            (0.46)         (0.46)
              (0.75)         23.32      35.97     150,958,507       1.26              1.24            (0.38)         (0.36)
              (0.59)         17.73      26.54      57,186,689       1.37              1.25            (0.31)         (0.19)


            PORTFOLIO
           TURNOVER(++)
           ------------

              151%
               312
               286
               256
                91
                87

                15
                32
                76
                43
                31
                33

                58
               153
                80
                86
                75
                87

                40
                63
                97
                44
               104
                91

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for an average share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES

                                              INCOME FROM
                                         INVESTMENT OPERATIONS
                                      ---------------------------
                                                    NET REALIZED       TOTAL
                        NET ASSET        NET       AND UNREALIZED     INCOME
       FOR THE            VALUE,      INVESTMENT       GAINS        (LOSS) FROM
     PERIOD/YEAR       BEGINNING OF     INCOME      (LOSSES) ON     INVESTMENT
        ENDED          PERIOD/YEAR      (LOSS)      INVESTMENTS     OPERATIONS
     -----------       ------------   ----------   --------------   -----------
MID-CAP VALUE(1)
06/30/2002+..........     $10.91        $(0.02)        $(0.33)        $(0.35)
12/31/2001...........      10.00         (0.00)          0.91           0.91
MID-CAP GROWTH(2)
06/30/2002+..........      10.26         (0.05)         (1.90)         (1.95)
12/31/2001...........      10.00         (0.03)          0.36           0.33
SPECIAL EQUITY
06/30/2002+..........      21.89         (0.07)         (1.55)         (1.62)
12/31/2001...........      22.72         (0.13)         (0.70)         (0.83)
12/31/2000...........      24.48         (0.12)         (0.97)         (1.09)
12/31/1999...........      20.98         (0.10)          5.26           5.16
12/31/1998...........      20.56         (0.09)          0.72           0.63
12/31/1997...........      17.09         (0.04)          4.41           4.37
AGGRESSIVE EQUITY
06/30/2002+..........      12.27         (0.07)         (2.02)         (2.09)
12/31/2001...........      17.92         (0.16)         (5.49)         (5.65)
12/31/2000...........      20.96         (0.25)         (2.61)         (2.86)
12/31/1999...........      13.84         (0.15)          8.86           8.71
12/31/1998...........      10.00         (0.09)          4.24           4.15
12/31/1997...........       9.43         (0.06)          0.63           0.57
HIGH YIELD BOND
06/30/2002+..........       8.70          0.36          (0.53)         (0.17)
12/31/2001...........       9.12          0.81          (0.40)          0.41
12/31/2000...........      10.38          0.86          (1.29)         (0.43)
12/31/1999...........      11.55          0.90          (0.89)          0.01
12/31/1998...........      11.38          0.96          (0.70)          0.26
12/31/1997...........      10.68          0.94           0.37           1.31
INTERNATIONAL EQUITY
06/30/2002+..........      12.44          0.05          (0.49)         (0.44)
12/31/2001...........      15.62          0.02          (2.99)         (2.97)
12/31/2000...........      20.63          0.04          (3.97)         (3.93)
12/31/1999...........      12.87          0.03           8.14           8.17
12/31/1998...........      11.86          0.06           1.18           1.24
12/31/1997...........      11.27          0.04           0.83           0.87
STOCK INDEX(3)
06/30/2002+..........       8.94          0.04          (1.25)         (1.21)
12/31/2001...........      10.31          0.07          (1.36)         (1.29)
12/31/2000...........      11.49          0.07          (1.19)         (1.12)
12/31/1999...........      10.00          0.07           1.49           1.56


                                       DIVIDENDS AND DISTRIBUTIONS FROM
                       ----------------------------------------------------------------
                                                     NET         IN EXCESS
                                    IN EXCESS     REALIZED         OF NET         TAX
       FOR THE            NET         OF NET        GAINS      REALIZED GAINS   RETURN
     PERIOD/YEAR       INVESTMENT   INVESTMENT       ON              ON           OF
        ENDED            INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
     -----------       ----------   ----------   -----------   --------------   -------
MID-CAP VALUE(1)
06/30/2002+..........    $   --       $   --       $   --          $   --       $   --
12/31/2001...........        --           --           --              --           --
MID-CAP GROWTH(2)
06/30/2002+..........        --           --           --              --           --
12/31/2001...........        --           --        (0.07)             --           --
SPECIAL EQUITY
06/30/2002+..........        --           --           --              --           --
12/31/2001...........        --           --           --              --           --
12/31/2000...........        --           --        (0.07)          (0.60)       (0.00)*
12/31/1999...........        --           --        (1.66)             --           --
12/31/1998...........     (0.07)          --        (0.05)             --        (0.09)
12/31/1997...........     (0.39)          --        (0.51)             --           --
AGGRESSIVE EQUITY
06/30/2002+..........        --           --           --              --           --
12/31/2001...........        --           --           --              --           --
12/31/2000...........        --           --           --           (0.18)       (0.00)*
12/31/1999...........        --           --        (1.59)             --           --
12/31/1998...........        --           --        (0.00)*            --        (0.31)
12/31/1997...........        --           --           --              --           --
HIGH YIELD BOND
06/30/2002+..........     (0.32)          --           --              --           --
12/31/2001...........     (0.80)          --           --              --        (0.03)
12/31/2000...........     (0.82)       (0.01)          --              --           --
12/31/1999...........     (1.17)       (0.01)          --              --           --
12/31/1998...........     (0.08)          --        (0.01)             --           --
12/31/1997...........     (0.58)          --        (0.03)             --           --
INTERNATIONAL EQUITY
06/30/2002+..........     (0.04)          --           --              --           --
12/31/2001...........     (0.08)          --        (0.13)             --           --
12/31/2000...........     (0.02)       (0.05)       (1.01)             --           --
12/31/1999...........        --        (0.08)       (0.33)             --           --
12/31/1998...........     (0.01)          --        (0.12)             --        (0.10)
12/31/1997...........     (0.20)          --        (0.08)             --        (0.00)*
STOCK INDEX(3)
06/30/2002+..........     (0.03)          --           --              --           --
12/31/2001...........     (0.06)          --        (0.02)             --        (0.00)*
12/31/2000...........     (0.05)          --        (0.01)             --           --
12/31/1999...........     (0.07)          --           --              --           --

---------------

+   Unaudited.

++  Portfolio turnover of the Series Portfolio and S&P 500 Index Master
Portfolio.

*   Less than one penny per share.

**  Less than (0.005)%.

*** Annualized.

(1) Commencement of operations August 15, 2001.

(2) Commencement of operations September 6, 2001.

(3) Commencement of operations March 10, 1999.

                                                                               RATIO TO AVERAGE NET ASSETS
                                                                ----------------------------------------------------------
                                                                EXPENSES        EXPENSES                         NET
              TOTAL        NET ASSET                            INCLUDING    INCLUDING THE        NET         INVESTMENT
            DIVIDENDS       VALUE,               NET ASSETS,       THE      SERIES PORTFOLIO   INVESTMENT   INCOME (LOSS)
               AND          END OF      TOTAL       END OF       SERIES         (NET OF          INCOME        (NET OF
          DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)      (LOSS)     REIMBURSEMENT)
          -------------   -----------   ------   ------------   ---------   ----------------   ----------   --------------

             $   --         $10.56      (3.21)%  $  7,452,237      3.53%***       1.25%***        (2.65)%***     (0.37)%***
                 --          10.91       9.10         741,155     37.51***        1.25***        (36.28)***     (0.02)***

                 --           8.31      (19.01)     7,946,173      3.11***        1.35***         (2.89)***     (1.13)***
              (0.07)         10.26       3.33       2,426,193     14.35***        1.35***        (13.96)***     (0.96)***

                 --          20.27      (7.40)    383,796,811      1.41***        1.41***         (0.64)***     (0.64)***
                 --          21.89      (3.65)    350,540,296      1.43           1.43            (0.62)        (0.62)
              (0.67)         22.72      (4.70)    303,672,055      1.41           1.41            (0.48)        (0.48)
              (1.66)         24.48      25.26     224,430,627      1.43           1.43            (0.45)        (0.45)
              (0.21)         20.98       3.15     125,863,140      1.46           1.45            (0.47)        (0.46)
              (0.90)         20.56      25.82      63,237,963      1.57           1.50            (0.26)        (0.18)

                 --          10.18      (17.03)   191,556,531      1.59***        1.50***         (1.28)***     (1.19)***
                 --          12.27      (31.53)   205,870,856      1.61           1.50            (1.34)        (1.23)
              (0.18)         17.92      (13.85)   218,009,257      1.56           1.50            (1.20)        (1.14)
              (1.59)         20.96      64.01     118,496,343      1.63           1.49            (1.07)        (0.93)
              (0.31)         13.84      41.79      34,154,980      1.87           1.50            (1.19)        (0.82)
                 --          10.00       6.13       8,855,719      2.70           1.43            (1.81)        (0.54)

              (0.32)          8.21      (2.04)     87,919,643      1.20***        1.10***          8.29***       8.39***
              (0.83)          8.70       4.56      77,970,724      1.23           1.10             8.77          8.90
              (0.83)          9.12      (4.44)     58,600,529      1.34           1.10             8.50          8.74
              (1.18)         10.38       0.04      38,290,334      1.30           1.10             7.78          7.98
              (0.09)         11.55       2.20      22,994,590      1.40           1.10             7.89          8.19
              (0.61)         11.38      12.28       8,430,804      1.88           1.10             7.44          8.22

              (0.04)         11.96      (3.51)    303,907,601      1.46***        1.40***          0.69***       0.75***
              (0.21)         12.44      (19.02)   240,568,211      1.49           1.40             0.05          0.14
              (1.08)         15.62      (19.15)   228,972,847      1.41           1.40             0.20          0.21
              (0.41)         20.63      63.73     175,208,902      1.45           1.40             0.10          0.15
              (0.23)         12.87      10.47      63,404,266      1.53           1.40             0.35          0.48
              (0.28)         11.86       7.74      30,063,542      1.72           1.40            (0.03)         0.29

              (0.03)          7.70      (13.54)   175,954,517      0.71***        0.65***          0.78***       0.84***
              (0.08)          8.94      (12.50)   164,746,152      0.71           0.65             0.65          0.71
              (0.06)         10.31      (9.78)    110,881,660      0.74           0.65             0.52          0.61
              (0.07)         11.49      15.37      25,774,897      1.05***        0.65***          0.41***       0.81***


            PORTFOLIO
           TURNOVER(++)
           ------------

                83%
                87

                76
                63

                56
                88
                77
               171
               173
               146

                44
                98
                62
               132
               121
               243

                49
                90
               105
               145
                83
               109

                 9
                28
                46
                35
                33
                31

                 3
                 9
                10
                 7

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for an average share outstanding for the period/year for the

STEPHENS INSTITUTIONAL CLASS OF SHARES

                                                   INCOME FROM
                                              INVESTMENT OPERATIONS
                                           ---------------------------
                                                         NET REALIZED       TOTAL
                             NET ASSET        NET       AND UNREALIZED     INCOME
         FOR THE               VALUE,      INVESTMENT       GAINS        (LOSS) FROM
       PERIOD/YEAR          BEGINNING OF     INCOME      (LOSSES) ON     INVESTMENT
          ENDED             PERIOD/YEAR      (LOSS)      INVESTMENTS     OPERATIONS
       -----------          ------------   ----------   --------------   -----------
MONEY MARKET
06/30/2002+...............     $10.48        $ 0.06         $   --         $ 0.06
12/31/2001................      10.44          0.37          (0.01)          0.36
12/31/2000................      10.40          0.60          (0.01)          0.59
12/31/1999................      10.23          0.48             --           0.48
12/31/1998................      10.00          0.49           0.01           0.50
VALUE & INCOME(1)
06/30/2002+...............       7.52          0.05          (0.39)         (0.34)
12/31/2001................       8.13          0.12          (0.33)         (0.21)
12/31/2000................      10.00          0.07          (1.17)         (1.10)
EQUITY GROWTH
06/30/2002+...............       9.59         (0.01)         (1.39)         (1.40)
12/31/2001................      12.68         (0.03)         (2.60)         (2.63)
12/31/2000................      16.82          0.05          (2.75)         (2.70)
12/31/1999................      13.35         (0.04)          4.90           4.86
12/31/1998................      10.00         (0.01)          3.65           3.64
SPECIAL EQUITY
06/30/2002+...............       9.73         (0.02)         (0.68)         (0.70)
12/31/2001................      10.07         (0.04)         (0.30)         (0.34)
12/31/2000................      11.17         (0.03)         (0.42)         (0.45)
12/31/1999................      10.34         (0.02)          2.51           2.49
12/31/1998................      10.00         (0.02)          0.44           0.42
HIGH YIELD BOND
06/30/2002+...............       7.41          0.30          (0.44)         (0.14)
12/31/2001................       7.86          0.70          (0.35)          0.35
12/31/2000................       9.00          0.74          (1.11)         (0.37)
12/31/1999................      10.15          0.83          (0.82)          0.01
12/31/1998................      10.00          0.81          (0.60)          0.21
INTERNATIONAL EQUITY
06/30/2002+...............      10.37          0.04          (0.40)         (0.36)
12/31/2001................      13.02          0.03          (2.49)         (2.46)
12/31/2000................      17.31          0.05          (3.32)         (3.27)
12/31/1999................      10.80          0.04           6.84           6.88
12/31/1998................      10.00          0.07           0.95           1.02
STEPHENS INTERMEDIATE BOND
06/30/2002+...............      10.63          0.26           0.22           0.48
12/31/2001................      10.64          0.66           0.01           0.67
12/31/2000................       9.99          0.48           0.67           1.15
12/31/1999................      10.27          0.44          (0.29)          0.15
12/31/1998................      10.00          0.46           0.16           0.62


                                             DIVIDENDS AND DISTRIBUTIONS FROM
                            ------------------------------------------------------------------
                                                          NET         IN EXCESS
                                         IN EXCESS     REALIZED         OF NET          TAX
         FOR THE               NET         OF NET        GAINS      REALIZED GAINS    RETURN
       PERIOD/YEAR          INVESTMENT   INVESTMENT       ON              ON            OF
          ENDED               INCOME       INCOME     INVESTMENTS    INVESTMENTS      CAPITAL
       -----------          ----------   ----------   -----------   --------------   ---------
MONEY MARKET
06/30/2002+...............    $(0.03)      $   --       $   --          $   --        $   --
12/31/2001................     (0.32)          --           --              --         (0.00)*
12/31/2000................     (0.55)          --           --              --            --
12/31/1999................     (0.31)          --           --              --            --
12/31/1998................     (0.27)          --           --              --            --
VALUE & INCOME(1)
06/30/2002+...............     (0.11)          --           --              --            --
12/31/2001................     (0.28)          --        (0.12)             --            --
12/31/2000................     (0.15)          --        (0.62)             --            --
EQUITY GROWTH
06/30/2002+...............        --           --           --              --            --
12/31/2001................        --           --        (0.46)             --         (0.00)*
12/31/2000................     (0.28)          --        (1.16)             --            --
12/31/1999................        --           --        (1.39)             --            --
12/31/1998................     (0.06)          --        (0.23)             --            --
SPECIAL EQUITY
06/30/2002+...............        --           --           --              --            --
12/31/2001................        --           --           --              --            --
12/31/2000................        --           --        (0.07)          (0.58)        (0.00)*
12/31/1999................        --           --        (1.66)             --            --
12/31/1998................        --           --           --              --         (0.08)
HIGH YIELD BOND
06/30/2002+...............     (0.31)          --           --              --            --
12/31/2001................     (0.77)          --           --              --         (0.03)
12/31/2000................     (0.76)       (0.01)          --              --            --
12/31/1999................     (1.15)       (0.01)          --              --            --
12/31/1998................     (0.06)          --           --              --            --
INTERNATIONAL EQUITY
06/30/2002+...............     (0.03)          --           --              --            --
12/31/2001................     (0.07)          --        (0.12)             --            --
12/31/2000................     (0.00)*      (0.01)       (1.01)             --            --
12/31/1999................        --        (0.03)       (0.34)             --            --
12/31/1998................     (0.07)          --        (0.09)             --         (0.06)
STEPHENS INTERMEDIATE BOND
06/30/2002+...............     (0.24)          --           --              --            --
12/31/2001................     (0.66)          --        (0.02)             --            --
12/31/2000................     (0.50)          --           --              --         (0.00)*
12/31/1999................     (0.42)          --           --              --         (0.01)
12/31/1998................     (0.35)          --           --              --         (0.00)*

---------------

+   Unaudited.

++  Portfolio turnover of the Series Portfolio and Stephens Intermediate Bond.

(1) Commencement of Operations July 7, 2000.

*   Less than one penny per share.

**  Annualized.

                                                                             RATIO TO AVERAGE NET ASSETS
                                                               -------------------------------------------------------
                                                                                                             NET
              TOTAL        NET ASSET                                                          NET         INVESTMENT
            DIVIDENDS       VALUE,               NET ASSETS,                 EXPENSES      INVESTMENT   INCOME (LOSS)
               AND          END OF      TOTAL      END OF                    (NET OF         INCOME        (NET OF
          DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR   EXPENSES   REIMBURSEMENT)     (LOSS)     REIMBURSEMENT)
          -------------   -----------   ------   -----------   --------   --------------   ----------   --------------

             $(0.03)        $10.51       0.62%   $14,402,259     1.35%**       0.75%**        0.63%**        1.23%**
              (0.32)         10.48       3.49     17,168,886     1.31          0.75           2.91           3.47
              (0.55)         10.44       5.84     15,088,213     1.49          0.75           5.04           5.78
              (0.31)         10.40       4.67      4,522,076     1.73          0.75           3.61           4.59
              (0.27)         10.23       5.01      8,810,497     1.67          0.75           3.94           4.86

              (0.11)          7.07      (4.59)    23,569,301     1.52**        1.05**         0.74**         1.21**
              (0.40)          7.52      (2.49)    27,033,359     1.52          1.05           1.02           1.49
              (0.77)          8.13      (10.72)   21,834,032     1.48**        1.05**         1.42**         1.85**

                 --           8.19      (14.60)   13,307,111     1.71**        1.00**        (0.88)**       (0.17)**
              (0.46)          9.59      (20.53)   18,231,310     1.65          1.00          (0.92)         (0.27)
              (1.44)         12.68      (16.76)   20,415,940     1.66          1.00          (0.96)         (0.30)
              (1.39)         16.82      37.36     14,096,936     1.85          1.00          (1.09)         (0.24)
              (0.29)         13.35      36.54      5,004,424     2.19          1.00          (1.30)         (0.11)

                 --           9.03      (7.19)    18,313,122     1.80**        1.20**        (1.05)**       (0.45)**
                 --           9.73      (3.38)    25,521,122     1.86          1.20          (1.04)         (0.38)
              (0.65)         10.07      (4.60)    18,311,219     2.05          1.20          (1.12)         (0.27)
              (1.66)         11.17      25.44     12,179,590     2.04          1.20          (1.07)         (0.23)
              (0.08)         10.34       4.21      7,937,781     2.27          1.20          (1.26)         (0.19)

              (0.31)          6.96      (2.01)     5,637,592     1.73**        1.10**         7.76**         8.39**
              (0.80)          7.41       4.60      6,078,517     1.79          1.10           8.20           8.89
              (0.77)          7.86      (4.37)     4,615,920     2.23          1.10           7.59           8.72
              (1.16)          9.00      (0.07)     3,314,902     2.52          1.10           7.05           8.47
              (0.06)         10.15       2.14      2,145,712     3.47          1.10           5.68           8.05

              (0.03)          9.98      (3.44)     8,465,933     1.90**        1.25**         0.23**         0.88**
              (0.19)         10.37      (18.89)    8,645,580     1.97          1.25          (0.41)          0.31
              (1.02)         13.02      (18.98)   12,524,670     1.94          1.25          (0.35)          0.34
              (0.37)         17.31      63.93     12,567,502     2.06          1.25          (0.48)          0.33
              (0.22)         10.80      10.27      6,386,429     2.40          1.25          (0.45)          0.70

              (0.24)         10.87       4.51     38,695,636     1.42**        0.80**         4.38**         5.00**
              (0.68)         10.63       6.43     35,981,307     1.51          0.80           5.33           6.04
              (0.50)         10.64      11.71     32,406,045     1.23          0.80           4.27           4.70
              (0.43)          9.99       1.46     21,226,045     1.12          0.80           3.92           4.24
              (0.35)         10.27       6.22     16,743,039     1.60          0.80           3.74           4.55


            PORTFOLIO
           TURNOVER(++)
           ------------

               N/A
               N/A
               N/A
               N/A
               N/A

                15%
                32
                76

                40
                63
                97
                44
               104

                56
                88
                77
               171
               173

                49
                90
               105
               145
                83

                 9
                28
                46
                35
                33

                24
                40
               151
               N/A
               N/A

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

      7. CLASS DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions per class as of June 30, 2002, are as follows:

                                                              DIVERSIFIED CLASS   INSTITUTIONAL CLASS
                                                                  OF SHARES            OF SHARES
                                                              -----------------   -------------------
MONEY MARKET
Net investment income.......................................     $1,952,907            $ 47,635
VALUE & INCOME
Net investment income.......................................      3,269,894             360,225
HIGH YIELD BOND
Net investment income.......................................      3,153,444             246,123
INTERNATIONAL EQUITY
Net investment income.......................................        931,412              27,586
STEPHENS INTERMEDIATE BOND
Net investment income.......................................             --             816,075

                      (This page intentionally left blank)

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

The Fund seeks a high level of current income and preservation of capital by primarily investing in a diversified portfolio of fixed income funds. The Fund will be invested across the High Quality Bond, Intermediate Government Bond, Core Bond, High Yield Bond, and Money Market Funds. A portion of the Fund may be invested in relatively conservative equity funds, namely the Value & Income, Growth & Income, and Equity Growth Funds as a hedge against inflation.

The Short Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.


[LINE GRAPH]

                                                    SAF SHORT HORIZON        LEHMAN BROS. GOV/CORP.       COMPOSITE BENCHMARK*
                                                         $14,085               BOND INDEX $15,522                $15,768
                                                    -----------------        ----------------------       --------------------
04/15/96                                                10000.00                    10000.00                    10000.00
12/31/96                                                10545.00                    10535.00                    10630.00
12/31/97                                                11461.00                    11565.00                    11863.00
12/31/98                                                12189.00                    12659.00                    12958.00
12/31/99                                                12366.00                    12387.00                    13030.00
12/31/00                                                13228.00                    13855.00                    14410.00
12/31/01                                                13910.00                    15032.00                    15362.00
06/30/02                                                14085.00                    15522.00                    15768.00


                         Average Annual Total Returns
                         Year to Date                                   1.26%
                         5 Year                                         4.70%
                         Inception to Date                              5.67%

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2002.

All indices are shown for the period from the funds' inception through June 30, 2002.

Past performance is not indicative of future performance.
---------------

* 80% Lehman Aggregate Bond Index, 10% Russell 1000 Value Index, 10% Salomon 90-Day Treasury Index. This composite index most closely mirrors the portfolio composition of the Short Horizon Strategic Allocation Fund.

              SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

The Fund seeks a high level of current income with some capital appreciation, by primarily investing in a diversified portfolio of fixed income funds, and to a lesser extent, equity funds. The Fund is a relatively conservative balanced portfolio which seeks competitive returns with considerably less volatility. Assets can be invested in any Diversified fixed income fund. The Fund's equity component may be invested in any Diversified equity fund.

The Short/Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.


[LINE GRAPH]

                                               SAF
                                        SHORT/INTERMEDIATE      LEHMAN AGGREGATE                                  COMPOSITE
                                             $11,291              BOND $13,544       RUSSELL 2000 $14,177     BENCHMARK* $13,160
                                        ------------------      ----------------     --------------------     ------------------
05/01/98                                     10000.00               10000.00               10000.00                10000.00
12/31/98                                     10373.00               10869.00                9745.00                10611.00
12/31/99                                     11112.00               10780.00               11817.00                11250.00
12/31/00                                     11383.00               12034.00               14515.00                12454.00
12/31/01                                     11458.00               13049.00               14876.00                12984.00
06/30/02                                     11291.00               13544.00               14177.00                13160.00


                         Average Annual Total Returns
                         Year to Date                                 (1.46)%
                         Inception to Date                             2.96 %

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2002.

All indices are shown for the period from the funds' inception through June 30, 2002.

Past performance is not indicative of future performance.
---------------

* 70% Lehman Aggregate Bond Index, 18% Russell 1000 Value Index, 8% Russell 2000 Index, 4% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Short/Intermediate Horizon Strategic Allocation Fund.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

The Fund seeks a high level of current income and capital appreciation, by investing in a diversified portfolio of fixed income, and equity funds. The Fund seeks competitive returns with slightly less volatility through generally equal allocations to equity and fixed income. The Fund can invest in any Diversified fixed income fund and in any Diversified equity fund.

The Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.


[LINE GRAPH]

                                                                                          LEHMAN BROS.
                                          SAF INTERMEDIATE        S&P 500 INDEX       GOV/CORP. BOND INDEX        COMPOSITE
                                              $14,284                $16,910                $15,522           BENCHMARK* $17,936
                                          ----------------        -------------       --------------------    ------------------
04/15/96                                       10000                  10000                  10000                  10000
12/31/96                                       10559                  11688                  10537                  10928
12/31/97                                       12068                  15588                  11565                  12833
12/31/98                                       13556                  20070                  12659                  14650
12/31/99                                       15337                  24313                  12387                  16214
12/31/00                                       15205                  22098                  13855                  17771
12/31/01                                       14804                  19473                  15032                  17975
06/30/02                                       14284                  16910                  15522                  17936


                         Average Annual Total Returns
                         Year to Date                                 (3.51)%
                         5 Year                                        3.81 %
                         Inception to Date                             5.91 %

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2002.

All indices are shown for the period from the funds' inception through June 30, 2002.

Past performance is not indicative of future performance.
---------------

* 50% Lehman Aggregate Bond Index, 30% Russell 1000 Value Index, 12% Russell 2000 Index, 8% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Intermediate Horizon Strategic Allocation Fund.

              INTERMEDIATE/LONG HORIZON STRATEGIC ALLOCATION FUND

The Fund seeks long-term capital appreciation, by primarily investing in a diversified portfolio of equity funds, and to a lesser extent, fixed income funds. The Fund is a relatively aggressive balanced portfolio which seeks competitive returns with slightly more volatility. The Fund can invest in any Diversified fixed income fund, and in any Diversified equity fund.

The Intermediate/Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.


[LINE GRAPH]

                                                  SAF INTERMEDIATE/LONG                                   COMPOSITE BENCHMARK*
                                                         $14,487              S&P 500 INDEX $16,910              $18,848
                                                  ---------------------       ---------------------       --------------------
04/15/96                                                10000.00                    10000.00                    10000.00
12/31/96                                                10565.00                    11689.00                    11084.00
12/31/97                                                12567.00                    15588.00                    13392.00
12/31/98                                                14335.00                    20070.00                    15494.00
12/31/99                                                17067.00                    24313.00                    17848.00
12/31/00                                                16482.00                    22098.00                    19494.00
12/31/01                                                15328.00                    19473.00                    19205.00
06/30/02                                                14487.00                    16910.00                    18848.00


                         Average Annual Total Returns
                         Year to Date                                 (5.49)%
                         5 Year                                        3.20 %
                         Inception to Date                             6.15 %

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2002.

All indices are shown for the period from the funds' inception through June 30, 2002.

Past performance is not indicative of future performance.
---------------

* 30% Lehman Aggregate Bond Index, 42% Russell 1000 Value Index, 18% Russell 2000 Index, 10% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Intermediate/Long Horizon Strategic Allocation Fund.

                     LONG HORIZON STRATEGIC ALLOCATION FUND

The Fund seeks long-term capital appreciation by investing in a diversified portfolio of equity funds. The Fund can invest in any Diversified equity fund, including large, mid, and small capitalization stock funds, value and growth-oriented funds, and the international equity fund. Fixed income funds may be utilized to reduce the potential impact of stock market declines.

The Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.


[LINE GRAPH]

                                                                                                             COMPOSITE BENCHMARK
                                          SAF LONG $9,889      RUSSELL 1000 $14,774   RUSSELL 2000 $14,177        * $12,317
                                          ---------------      --------------------   --------------------   -------------------
05/01/98                                       10000                  10000                  10000                  10000
12/31/98                                       10381                  12702                   9745                  10374
12/31/99                                       13226                  15358                  11817                  12667
12/31/00                                       12265                  16435                  14515                  13672
12/31/01                                       10770                  15516                  14876                  12865
06/30/02                                        9889                  14774                  14177                  12317


                         Average Annual Total Returns
                         Year to Date                                 (8.18)%
                         Inception to Date                            (0.27)%

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2002.

All indices are shown for the period from the funds' inception through June 30, 2002.

Past performance is not indicative of future performance.
---------------

* 60% Russell 1000 Value Index, 25% Russell 2000 Index, 15% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Long Horizon Strategic Allocation Fund.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2002

                                  (UNAUDITED)

                                                           SHORT                      INTERMEDIATE
                                             SHORT      INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                            HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                          -----------   ------------   ------------   ------------   ------------
ASSETS:
Investments at value (cost, $76,900,962,
  $66,705,093, $269,339,503,
  $319,197,983 and $174,052,249,
  respectively).........................  $76,359,632   $62,477,849    $242,961,011   $273,086,312   $146,417,746
Cash....................................          187           149              --              5             --
                                          -----------   -----------    ------------   ------------   ------------
Total Assets............................   76,359,819    62,477,998     242,961,011    273,086,317    146,417,746
                                          -----------   -----------    ------------   ------------   ------------
LIABILITIES:
Accrued investment advisory fee.........       11,577         9,557          37,531         42,089         22,557
                                          -----------   -----------    ------------   ------------   ------------
NET ASSETS..............................  $76,348,242   $62,468,441    $242,923,480   $273,044,228   $146,395,189
                                          ===========   ===========    ============   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital.........................  $76,921,714   $67,170,670    $269,931,574   $320,234,795   $174,173,121
Accumulated net investment loss.........         (821)         (489)         (1,812)        (4,337)        (1,033)
Accumulated net realized losses.........      (31,321)     (474,496)       (627,790)    (1,074,559)      (142,396)
Net unrealized depreciation on
  investments...........................     (541,330)   (4,227,244)    (26,378,492)   (46,111,671)   (27,634,503)
                                          -----------   -----------    ------------   ------------   ------------
NET ASSETS..............................  $76,348,242   $62,468,441    $242,923,480   $273,044,228   $146,395,189
                                          ===========   ===========    ============   ============   ============
OUTSTANDING SHARES OF CAPITAL STOCK OF
  $.00001 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES OF BENEFICIAL
  INTEREST AUTHORIZED...................    7,158,664     6,864,294      23,463,224     26,612,178     16,596,703
                                          ===========   ===========    ============   ============   ============
NET ASSET VALUE PER SHARE*..............  $     10.67   $      9.10    $      10.35   $      10.26   $       8.82
                                          ===========   ===========    ============   ============   ============

---------------

* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2002

                                  (UNAUDITED)

                                                           SHORT                      INTERMEDIATE
                                             SHORT      INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                            HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                           ----------   ------------   ------------   ------------   ------------
INCOME:
Income distribution earned...............  $1,264,477   $   997,552    $  2,990,494   $  2,342,371   $    343,968
Investment advisory fee..................     (69,436)      (56,813)       (230,339)      (259,224)      (135,166)
                                           ----------   -----------    ------------   ------------   ------------
Net investment income....................   1,195,041       940,739       2,760,155      2,083,147        208,802
                                           ----------   -----------    ------------   ------------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Net realized gains (losses) on
  investments............................     (22,854)      (42,657)        (99,826)       (63,691)         2,946
Net change in unrealized depreciation on
  investments............................    (319,513)   (1,858,416)    (11,186,128)   (17,463,446)   (12,555,764)
                                           ----------   -----------    ------------   ------------   ------------
Net realized and unrealized losses on
  investments............................    (342,367)   (1,901,073)    (11,285,954)   (17,527,137)   (12,552,818)
                                           ----------   -----------    ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations..............  $  852,674   $  (960,334)   $ (8,525,799)  $(15,443,990)  $(12,344,016)
                                           ==========   ===========    ============   ============   ============

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2002

                                  (UNAUDITED)

                                                           SHORT                      INTERMEDIATE
                                            SHORT       INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                           HORIZON        HORIZON        HORIZON        HORIZON        HORIZON
                                         ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income..................  $  1,195,041   $   940,739    $  2,760,155   $  2,083,147   $    208,802
Net realized gains (losses) on
  investments..........................       (22,854)      (42,657)        (99,826)       (63,691)         2,946
Net change in unrealized depreciation
  on investments.......................      (319,513)   (1,858,416)    (11,186,128)   (17,463,446)   (12,555,764)
                                         ------------   -----------    ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations............       852,674      (960,334)     (8,525,799)   (15,443,990)   (12,344,016)
                                         ------------   -----------    ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income..................    (1,195,862)     (941,228)     (2,761,967)    (2,087,484)      (209,835)
                                         ------------   -----------    ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued............    23,160,206    17,004,678      73,610,044     69,575,721     47,121,219
Proceeds from dividends and
  distributions reinvested.............     1,195,862       941,228       2,761,967      2,087,484        209,835
Value of shares redeemed...............   (11,979,162)   (5,718,183)    (28,519,719)   (24,829,948)   (10,749,506)
                                         ------------   -----------    ------------   ------------   ------------
Net increase in net assets from capital
  share transactions...................    12,376,906    12,227,723      47,852,292     46,833,257     36,581,548
                                         ------------   -----------    ------------   ------------   ------------
Total increase in net assets...........    12,033,718    10,326,161      36,564,526     29,301,783     24,027,697
NET ASSETS:
Beginning of period....................    64,314,524    52,142,280     206,358,954    243,742,445    122,367,492
                                         ------------   -----------    ------------   ------------   ------------
End of period..........................  $ 76,348,242   $62,468,441    $242,923,480   $273,044,228   $146,395,189
                                         ============   ===========    ============   ============   ============
Shares outstanding beginning of
  period...............................     6,007,275     5,556,099      19,025,717     22,274,079     12,715,188
Shares issued during period............     2,153,339     1,817,580       6,831,397      6,447,919      5,012,633
Shares received on reinvestment of
  dividends and distributions during
  period...............................       112,182       102,378         261,802        198,253         23,166
Shares redeemed during period..........    (1,114,132)     (611,763)     (2,655,692)    (2,308,073)    (1,154,284)
                                         ------------   -----------    ------------   ------------   ------------
Shares outstanding end of period.......     7,158,664     6,864,294      23,463,224     26,612,178     16,596,703
                                         ============   ===========    ============   ============   ============

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                           SHORT                      INTERMEDIATE
                                            SHORT       INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                           HORIZON        HORIZON        HORIZON        HORIZON        HORIZON
                                         ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income..................  $  2,659,193   $ 1,941,846    $  5,874,256   $  4,672,840   $    395,985
Capital gain distribution earned.......       181,069       195,389         902,695      1,208,943        729,313
Net realized losses on investments.....        (1,845)     (353,246)       (352,187)      (734,443)       (73,792)
Net change in unrealized depreciation
  on investments.......................      (404,031)   (1,322,901)    (10,816,917)   (20,437,143)   (12,928,792)
                                         ------------   -----------    ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations............     2,434,386       461,088      (4,392,153)   (15,289,803)   (11,877,286)
                                         ------------   -----------    ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income..................    (2,659,193)   (1,941,846)     (5,874,256)    (4,672,840)      (395,985)
Net realized gains from investment
  transactions.........................       (12,327)           --        (241,746)      (628,453)      (800,856)
Tax return of capital..................          (676)           (9)         (8,672)       (25,168)        (1,423)
                                         ------------   -----------    ------------   ------------   ------------
Total dividends and distributions......    (2,672,196)   (1,941,855)     (6,124,674)    (5,326,461)    (1,198,264)
                                         ------------   -----------    ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued............    40,389,059    26,157,041      91,905,363     94,459,636     63,395,090
Proceeds from dividends and
  distributions reinvested.............     2,672,196     1,941,855       6,124,674      5,326,461      1,198,264
Value of shares redeemed...............   (16,810,370)   (8,377,949)    (39,907,948)   (39,655,697)   (17,332,651)
                                         ------------   -----------    ------------   ------------   ------------
Net increase in net assets from capital
  share transactions...................    26,250,885    19,720,947      58,122,089     60,130,400     47,260,703
                                         ------------   -----------    ------------   ------------   ------------
Total increase in net assets...........    26,013,075    18,240,180      47,605,262     39,514,136     34,185,153
NET ASSETS:
Beginning of year......................    38,301,449    33,902,100     158,753,692    204,228,309     88,182,339
                                         ------------   -----------    ------------   ------------   ------------
End of year............................  $ 64,314,524   $52,142,280    $206,358,954   $243,742,445   $122,367,492
                                         ============   ===========    ============   ============   ============
Shares outstanding beginning of year...     3,579,937     3,481,375      13,780,581     16,943,130      7,956,114
Shares issued during year..............     3,731,310     2,746,158       8,334,890      8,441,985      6,400,634
Shares received on reinvestment of
  dividends and distributions during
  year.................................       249,184       206,831         566,353        489,284        127,712
Shares redeemed during year............    (1,553,156)     (878,265)     (3,656,107)    (3,600,320)    (1,769,272)
                                         ------------   -----------    ------------   ------------   ------------
Shares outstanding end of year.........     6,007,275     5,556,099      19,025,717     22,274,079     12,715,188
                                         ============   ===========    ============   ============   ============

                       See notes to financial statements.

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   -----------
            INVESTMENTS
1,863,377   Diversified Investors Funds Group -- Core Bond Fund.........  $22,919,543
1,298,218   Diversified Investors Funds Group -- High Quality Bond
              Fund......................................................   15,267,039
  937,591   Diversified Investors Funds Group -- High Yield Bond Fund...    7,697,619
1,349,532   Diversified Investors Funds Group -- Intermediate Government
              Bond Fund.................................................   15,249,717
  714,581   Diversified Investors Funds Group -- Money Market Fund......    7,592,424
  371,812   Diversified Investors Funds Group -- Value & Income Fund....    7,633,290
                                                                          -----------
            Total Investments -- 100.01% (Cost $76,900,962).............   76,359,632
            Liabilities less other assets -- (0.01%)....................      (11,390)
                                                                          -----------
            NET ASSETS -- 100.00%.......................................  $76,348,242
                                                                          ===========

The aggregate cost of investments for federal income tax purposes at June 30, 2002 is
$76,900,962.

The following amount is based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $   669,895
            Gross unrealized depreciation...............................   (1,211,225)
                                                                          -----------
            Net unrealized depreciation.................................  $  (541,330)
                                                                          ===========

                       See notes to financial statements.

              SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   -----------
            INVESTMENTS
  121,764   Diversified Investors Funds Group -- Aggressive Equity
              Fund......................................................  $ 1,239,559
1,777,290   Diversified Investors Funds Group -- Core Bond Fund.........   21,860,662
  153,528   Diversified Investors Funds Group -- Equity Growth Fund.....    2,447,248
  191,746   Diversified Investors Funds Group -- Growth & Income Fund...    3,092,859
  782,746   Diversified Investors Funds Group -- High Quality Bond
              Fund......................................................    9,205,097
1,150,467   Diversified Investors Funds Group -- High Yield Bond Fund...    9,445,333
  275,809   Diversified Investors Funds Group -- Intermediate Government
              Bond Fund.................................................    3,116,639
  212,316   Diversified Investors Funds Group -- International Equity
              Fund......................................................    2,539,295
   15,104   Diversified Investors Funds Group -- Money Market Fund......      160,479
  185,293   Diversified Investors Funds Group -- Special Equity Fund....    3,755,896
  273,492   Diversified Investors Funds Group -- Value & Income Fund....    5,614,782
                                                                          -----------
            Total Investments -- 100.02% (Cost $66,705,093).............   62,477,849
            Liabilities less other assets -- (0.02%)....................       (9,408)
                                                                          -----------
            NET ASSETS -- 100.00%.......................................  $62,468,441
                                                                          ===========

The aggregate cost of investments for federal income tax purposes at June 30, 2002 is
$66,705,093.

The following amount is based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $   429,219
            Gross unrealized depreciation...............................   (4,656,463)
                                                                          -----------
            Net unrealized depreciation.................................  $(4,227,244)
                                                                          ===========

                       See notes to financial statements.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS
  710,751   Diversified Investors Funds Group -- Aggressive Equity
              Fund......................................................  $  7,235,445
4,941,464   Diversified Investors Funds Group -- Core Bond Fund.........    60,780,011
1,045,525   Diversified Investors Funds Group -- Equity Growth Fund.....    16,665,669
1,193,877   Diversified Investors Funds Group -- Growth & Income Fund...    19,257,243
2,014,047   Diversified Investors Funds Group -- High Quality Bond
              Fund......................................................    23,685,194
2,986,313   Diversified Investors Funds Group -- High Yield Bond Fund...    24,517,630
1,073,548   Diversified Investors Funds Group -- Intermediate Government
              Bond Fund.................................................    12,131,095
1,446,011   Diversified Investors Funds Group -- International Equity
              Fund......................................................    17,294,293
   57,922   Diversified Investors Funds Group -- Money Market Fund......       615,416
1,201,753   Diversified Investors Funds Group -- Special Equity Fund....    24,359,531
1,773,964   Diversified Investors Funds Group -- Value & Income Fund....    36,419,484
                                                                          ------------
            Total Investments -- 100.02% (Cost $269,339,503)............   242,961,011
            Liabilities less other assets -- (0.02%)....................       (37,531)
                                                                          ------------
            NET ASSETS -- 100.00%.......................................  $242,923,480
                                                                          ============

The aggregate cost of investments for federal income tax purposes at June 30, 2002 is
$269,339,503.

The following amount is based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $  1,254,456
            Gross unrealized depreciation...............................   (27,632,948)
                                                                          ------------
            Net unrealized depreciation.................................  $(26,378,492)
                                                                          ============

                       See notes to financial statements.

              INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS
1,065,861   Diversified Investors Funds Group -- Aggressive Equity
              Fund......................................................  $ 10,850,465
2,667,304   Diversified Investors Funds Group -- Core Bond Fund.........    32,807,839
1,679,890   Diversified Investors Funds Group -- Equity Growth Fund.....    26,777,441
1,846,325   Diversified Investors Funds Group -- Growth & Income Fund...    29,781,223
1,103,448   Diversified Investors Funds Group -- High Quality Bond
              Fund......................................................    12,976,549
2,686,193   Diversified Investors Funds Group -- High Yield Bond Fund...    22,053,641
1,207,298   Diversified Investors Funds Group -- Intermediate Government
              Bond Fund.................................................    13,642,468
2,323,466   Diversified Investors Funds Group -- International Equity
              Fund......................................................    27,788,655
   66,370   Diversified Investors Funds Group -- Money Market Fund......       705,185
1,892,289   Diversified Investors Funds Group -- Special Equity Fund....    38,356,707
2,793,285   Diversified Investors Funds Group -- Value & Income Fund....    57,346,139
                                                                          ------------
            Total Investments -- 100.02% (Cost $319,197,983)............   273,086,312
            Liabilities less other assets -- (0.02%)....................       (42,084)
                                                                          ------------
            NET ASSETS -- 100.00%.......................................  $273,044,228
                                                                          ============

The aggregate cost of investments for federal income tax purposes at June 30, 2002 is
$319,197,983.

The following amount is based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $    835,615
            Gross unrealized depreciation...............................   (46,947,286)
                                                                          ------------
            Net unrealized depreciation.................................  $(46,111,671)
                                                                          ============

                       See notes to financial statements.

                     LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS
  715,193   Diversified Investors Funds Group -- Aggressive Equity
              Fund......................................................  $  7,280,665
1,352,648   Diversified Investors Funds Group -- Equity Growth Fund.....    21,561,204
1,351,524   Diversified Investors Funds Group -- Growth & Income Fund...    21,800,085
1,870,842   Diversified Investors Funds Group -- International Equity
              Fund......................................................    22,375,268
   35,135   Diversified Investors Funds Group -- Money Market Fund......       373,308
1,451,116   Diversified Investors Funds Group -- Special Equity Fund....    29,414,127
2,124,359   Diversified Investors Funds Group -- Value & Income Fund....    43,613,089
                                                                          ------------
            Total Investments -- 100.02% (Cost $174,052,249)............   146,417,746
            Liabilities less other assets -- (0.02%)....................       (22,557)
                                                                          ------------
            NET ASSETS -- 100.00%.......................................  $146,395,189
                                                                          ============

The aggregate cost of investments for federal income tax purposes at June 30, 2002 is
$174,052,249.

The following amount is based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $         16
            Gross unrealized depreciation...............................   (27,634,519)
                                                                          ------------
            Net unrealized depreciation.................................  $(27,634,503)
                                                                          ============

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. ORGANIZATION

The Diversified Investors Funds Group II (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of twenty different series that are, in effect, separate investment funds. Five of the series are doing business as the Diversified Investors Strategic Allocation Funds and are represented herein: Short Horizon Strategic Allocation Fund ("Short Horizon"), Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Long Horizon Strategic Allocation Fund ("Long Horizon") (collectively, the "Funds"). The Trust established and designated the Short Horizon, the Intermediate Horizon, and the Intermediate Long Horizon as separate series on April 15, 1996. The Short Intermediate Horizon and the Long Horizon were established and designated as separate series on May 1, 1998. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Funds Group (the "Funds Group"). The Funds Group is an open-end management investment company registered under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     A. INVESTMENT VALUATION:

The value of any Fund's investment in a corresponding fund of the Funds Group is valued at the net asset value per share of each fund determined as of the close of the New York Stock Exchange on the valuation date.

     B. INVESTMENT INCOME:

Income and capital gain distributions earned are recorded on the ex-dividend date.

     C. DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

     D. FEDERAL INCOME TAXES:

Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund indicated below has a capital loss carryforward at June 30, 2002, which is available to offset future realized capital gains, if any:

                                                              CAPITAL LOSS   EXPIRATION
                                                              CARRYFORWARD      DATE
                                                              ------------   ----------
Short Intermediate Horizon..................................    $183,800        2009

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its pro rata share of fees and expenses incurred by the Funds Group.

     F. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Advisory Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration, transfer agency and shareholder services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund at an annual rate equal to 0.20% of the average daily net assets of each Fund.

Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales for the period ended June 30, 2002 were as follows:

                                                                COST OF       PROCEEDS
                                                               PURCHASES     FROM SALES
                                                              ------------   -----------
Short Horizon...............................................  $ 28,244,587   $15,867,684
Short Intermediate Horizon..................................    27,826,210    15,598,179
Intermediate Horizon........................................   118,665,067    70,811,329
Intermediate Long Horizon...................................   114,627,912    67,797,436
Long Horizon................................................    75,090,953    38,508,066

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

5. FINANCIAL HIGHLIGHTS

For an average share outstanding for the period/year:

                                           INCOME FROM
                                      INVESTMENT OPERATIONS                         DIVIDENDS AND DISTRIBUTIONS FROM
                                      ---------------------                  ----------------------------------------------
                                                      NET
                                                    REALIZED
                        NET ASSET                     AND                                   NET      IN EXCESS OF     TAX
       FOR THE            VALUE,         NET       UNREALIZED   TOTAL FROM      NET       REALIZED     REALIZED     RETURN
     PERIOD/YEAR       BEGINNING OF   INVESTMENT     GAINS      INVESTMENT   INVESTMENT   CAPITAL      GAINS ON       OF
        ENDED          PERIOD/YEAR      INCOME      (LOSSES)    OPERATIONS     INCOME      GAINS     INVESTMENTS    CAPITAL
     -----------       ------------   ----------   ----------   ----------   ----------   --------   ------------   -------
SHORT HORIZON
06/30/2002+..........     $10.71        $0.18        $(0.05)      $ 0.13       $(0.17)     $   --       $   --      $   --
12/31/2001...........      10.70         0.56         (0.02)        0.54        (0.53)      (0.00)**        --       (0.00)**
12/31/2000...........      10.56         0.59          0.13         0.72        (0.54)         --        (0.04)         --
12/31/1999...........      10.92         0.49         (0.34)        0.15        (0.47)      (0.04)          --          --
12/31/1998...........      10.70         0.44          0.24         0.68        (0.41)      (0.05)          --       (0.00)**
12/31/1997...........      10.34         0.49          0.41         0.90        (0.52)      (0.02)          --          --
SHORT INTERMEDIATE HORIZON
06/30/2002+..........       9.38         0.15         (0.29)       (0.14)       (0.14)         --           --          --
12/31/2001...........       9.74         0.44         (0.38)        0.06        (0.42)         --           --       (0.00)**
12/31/2000...........      10.25         0.51         (0.32)        0.19        (0.40)      (0.18)       (0.11)      (0.01)
12/31/1999...........      10.04         0.61          0.15         0.76        (0.47)      (0.08)          --          --
2/31/1998(1).........      10.00         0.46         (0.09)        0.37        (0.27)      (0.06)          --       (0.00)**
INTERMEDIATE HORIZON
06/30/2002+..........      10.85         0.13         (0.51)       (0.38)       (0.12)         --           --          --
12/31/2001...........      11.52         0.36         (0.67)       (0.31)       (0.35)      (0.01)          --       (0.00)**
12/31/2000...........      12.64         0.41         (0.53)       (0.12)       (0.43)      (0.49)       (0.08)      (0.00)**
12/31/1999...........      11.83         0.57          0.96         1.53        (0.49)      (0.23)          --          --
12/31/1998...........      10.98         0.34          1.00         1.34        (0.35)      (0.14)          --       (0.00)**
12/31/1997...........      10.32         0.48          0.99         1.47        (0.72)      (0.08)          --       (0.01)
INTERMEDIATE LONG HORIZON
06/30/2002+..........      10.94         0.08         (0.68)       (0.60)       (0.08)         --           --          --
12/31/2001...........      12.05         0.24         (1.09)       (0.85)       (0.23)      (0.03)          --       (0.00)**
12/31/2000...........      13.60         0.32         (0.80)       (0.48)       (0.34)      (0.66)       (0.07)      (0.00)**
12/31/1999...........      12.32         0.51          1.80         2.31        (0.46)      (0.57)          --          --
12/31/1998...........      11.32         0.28          1.29         1.57        (0.39)      (0.18)          --       (0.00)**
12/31/1997...........      10.30         0.41          1.53         1.94        (0.80)      (0.11)          --       (0.01)
LONG HORIZON
06/30/2002+..........       9.62         0.01         (0.80)       (0.79)       (0.01)         --           --          --
12/31/2001...........      11.08         0.04         (1.39)       (1.35)       (0.04)      (0.07)          --       (0.00)**
12/31/2000...........      12.32         0.15         (1.04)       (0.89)       (0.14)      (0.21)       (0.00)**    (0.00)**
12/31/1999...........      10.08         0.39          2.34         2.73        (0.27)      (0.22)          --          --
12/31/1998(1)........      10.00         0.21          0.16         0.37        (0.12)      (0.17)          --       (0.00)**

---------------

+   Unaudited.

*   Annualized.

**  Less than one penny per share.

(1) Commencement of Operations, May 1, 1998.

                                                       RATIOS TO
                                                  AVERAGE NET ASSETS
                                                 ---------------------
              TOTAL        NET ASSET                           NET
            DIVIDENDS       VALUE,                          INVESTMENT   PORTFOLIO   NET ASSETS,
               AND          END OF      TOTAL                 INCOME     TURNOVER       END OF
          DISTRIBUTIONS   PERIOD/YEAR   RETURN   EXPENSES     (LOSS)       RATE      PERIOD/YEAR
          -------------   -----------   ------   --------   ----------   ---------   ------------

             $(0.17)        $10.67        1.26%    0.20%*      3.44%*        22%     $ 76,348,242
              (0.53)         10.71        5.16     0.20        5.17          55        64,314,524
              (0.58)         10.70        6.97     0.20        5.58         131        38,301,449
              (0.51)         10.56        1.45     0.20        4.48          41        16,574,749
              (0.46)         10.92        6.37     0.20        4.00         113        13,019,430
              (0.54)         10.70        8.69     0.20        4.49         348         6,015,072

              (0.14)          9.10       (1.46)    0.20*       3.31*         27        62,468,441
              (0.42)          9.38        0.66     0.20        4.60          55        52,142,280
              (0.70)          9.74        1.86     0.20        5.03         208        33,902,100
              (0.55)         10.25        7.70     0.20        5.91         119         9,703,880
              (0.33)         10.04        3.73     0.20*       6.94*        260         3,657,312

              (0.12)         10.35       (3.51)    0.20*       2.39*         30       242,923,480
              (0.36)         10.85       (2.64)    0.20        3.23          56       206,358,954
              (1.00)         11.52       (0.86)    0.20        3.30         129       158,753,692
              (0.72)         12.64       13.14     0.20        4.59          56        94,988,890
              (0.49)         11.83       12.27     0.20        2.97         124        57,365,875
              (0.81)         10.98       14.29     0.20        4.26         322        24,664,668

              (0.08)         10.26       (5.49)    0.20*       1.61*         26       273,044,228
              (0.26)         10.94       (7.00)    0.20        2.13          50       243,742,445
              (1.07)         12.05       (3.43)    0.20        2.40         121       204,228,309
              (1.03)         13.60       19.06     0.20        3.90         107       127,900,157
              (0.57)         12.32       14.02     0.20        2.33         135        62,688,689
              (0.92)         11.32       18.95     0.20        3.55         336        25,866,529

              (0.01)          8.82       (8.18)    0.20*       0.31*         28       146,395,189
              (0.11)          9.62      (12.19)    0.20        0.39          52       122,367,492
              (0.35)         11.08       (7.27)    0.20        1.26         112        88,182,339
              (0.49)         12.32       27.41     0.20        3.49         108        37,930,335
              (0.29)         10.08        3.81     0.20*       3.35*        276        10,672,299

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

6. INVESTMENTS IN AFFILIATES

The market value of investments in affiliates (as defined in the Investment Company Act of 1940, "Affiliated Companies" are those in which the Trust is under common control with an affiliated entity) at June 30, 2002 totaled $76,359,632, $62,477,849, $242,961,011, $273,086,312, and $146,417,746, for
Short Horizon, Short Intermediate Horizon, Intermediate Horizon, Intermediate Long Horizon and Long Horizon, respectively.

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                         BEGINNING    SHARES      SHARES      ENDING       PURCHASE        SALE       GAIN (LOSS)
                                          SHARES     PURCHASED     SOLD       SHARES         COST          COST        ON SALES
                                         ---------   ---------   ---------   ---------   ------------   -----------   -----------
SHORT HORIZON
-------------
INVESTMENTS:

Diversified Investors Funds Group --
  Core Bond Fund.......................  1,544,021     319,356          --   1,863,377   $  3,922,708   $        --    $      --
Diversified Investors Funds Group --
  High Quality Bond Fund...............  1,069,249     228,969          --   1,298,218      2,681,992            --           --
Diversified Investors Funds Group --
  High Yield Bond Fund.................   718,731      218,860          --     937,591      1,850,584            --           --
Diversified Investors Funds Group --
  Intermediate Government Bond Fund....  1,126,736     222,796          --   1,349,532      2,494,124            --           --
Diversified Investors Funds Group --
  Money Market Fund....................   729,083    1,447,863   1,462,365     714,581     15,391,854    15,561,511      (24,542)
Diversified Investors Funds Group --
  Value & Income Fund..................   293,805       93,275      15,268     371,812      1,903,325       329,027        1,688
                                                                                         ------------   -----------    ---------
                                                                                         $ 28,244,587   $15,890,538    $ (22,854)
                                                                                         ============   ===========    =========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

     6. INVESTMENTS IN AFFILIATES (CONTINUED)




                                         BEGINNING    SHARES      SHARES      ENDING       PURCHASE        SALE       GAIN (LOSS)
                                          SHARES     PURCHASED     SOLD       SHARES         COST          COST        ON SALES
                                         ---------   ---------   ---------   ---------   ------------   -----------   -----------
SHORT INTERMEDIATE HORIZON
-------------
INVESTMENTS:
Diversified Investors Funds Group --
  Aggressive Equity Fund...............    81,168       41,553         957     121,764   $    457,898   $    22,762    $ (11,764)
Diversified Investors Funds Group --
  Core Bond Fund.......................  1,415,686     364,423       2,819   1,777,290      4,451,429        35,440         (789)
Diversified Investors Funds Group --
  Equity Growth Fund...................   103,793       49,999         264     153,528        875,061         8,286       (3,476)
Diversified Investors Funds Group --
  Growth & Income Fund.................   131,888       60,265         407     191,746      1,050,089        11,600       (4,128)
Diversified Investors Funds Group --
  High Quality Bond Fund...............   626,706      157,942       1,902     782,746      1,843,506        21,517          856
Diversified Investors Funds Group --
  High Yield Bond Fund.................   852,266      298,201          --   1,150,467      2,551,673            --           --
Diversified Investors Funds Group --
  Intermediate Government Bond Fund....   222,289       56,157       2,637     275,809        625,032        28,398        1,398
Diversified Investors Funds Group --
  International Equity Fund............   158,689       54,883       1,256     212,316        653,355        26,347      (10,730)
Diversified Investors Funds Group --
  Money Market Fund....................   245,302    1,218,392   1,448,590      15,104     12,954,123    15,406,372      (14,444)
Diversified Investors Funds Group --
  Special Equity Fund..................   143,766       43,162       1,635     185,293        890,830        42,496       (6,581)
Diversified Investors Funds Group --
  Value & Income Fund..................   206,206       69,279       1,993     273,492      1,473,214        37,618        7,001
                                                                                         ------------   -----------    ---------
                                                                                         $ 27,826,210   $15,640,836    $ (42,657)
                                                                                         ============   ===========    =========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

     6. INVESTMENTS IN AFFILIATES (CONTINUED)




                                         BEGINNING    SHARES      SHARES      ENDING       PURCHASE        SALE       GAIN (LOSS)
                                          SHARES     PURCHASED     SOLD       SHARES         COST          COST        ON SALES
                                         ---------   ---------   ---------   ---------   ------------   -----------   -----------
INTERMEDIATE HORIZON
-------------
INVESTMENTS:
Diversified Investors Funds Group --
  Aggressive Equity Fund...............   502,522      208,229          --     710,751   $  2,319,601   $        --    $      --
Diversified Investors Funds Group --
  Core Bond Fund.......................  4,173,928   1,287,887     520,351   4,941,464     15,760,532     6,492,424     (125,346)
Diversified Investors Funds Group --
  Equity Growth Fund...................   759,187      286,338          --   1,045,525      5,047,528            --           --
Diversified Investors Funds Group --
  Growth & Income Fund.................   878,893      314,984          --   1,193,877      5,507,142            --           --
Diversified Investors Funds Group --
  High Quality Bond Fund...............  1,700,428     379,230      65,611   2,014,047      4,422,175       751,956       19,631
Diversified Investors Funds Group --
  High Yield Bond Fund.................  2,342,786     643,527          --   2,986,313      5,533,808            --           --
Diversified Investors Funds Group --
  Intermediate Government Bond Fund....   916,834      197,641      40,927   1,073,548      2,196,721       449,046       13,425
Diversified Investors Funds Group --
  International Equity Fund............  1,173,517     272,494          --   1,446,011      3,190,741            --           --
Diversified Investors Funds Group --
  Money Market Fund....................   190,976    5,816,224   5,949,278      57,922     61,806,869    63,217,729       (7,536)
Diversified Investors Funds Group --
  Special Equity Fund..................   945,392      256,361          --   1,201,753      5,359,304            --           --
Diversified Investors Funds Group --
  Value & Income Fund..................  1,418,747     355,217          --   1,773,964      7,520,646            --           --
                                                                                         ------------   -----------    ---------
                                                                                         $118,665,067   $70,911,155    $ (99,826)
                                                                                         ============   ===========    =========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

     6. INVESTMENTS IN AFFILIATES (CONTINUED)




                                         BEGINNING    SHARES      SHARES      ENDING       PURCHASE        SALE       GAIN (LOSS)
                                          SHARES     PURCHASED     SOLD       SHARES         COST          COST        ON SALES
                                         ---------   ---------   ---------   ---------   ------------   -----------   -----------
INTERMEDIATE LONG HORIZON
-------------
INVESTMENTS:
Diversified Investors Funds Group --
  Aggressive Equity Fund...............   786,844      279,017          --   1,065,861   $  3,075,058   $        --    $      --
Diversified Investors Funds Group --
  Core Bond Fund.......................  2,401,197     809,035     542,928   2,667,304      9,941,512     6,710,804      (79,564)
Diversified Investors Funds Group --
  Equity Growth Fund...................  1,287,185     392,705          --   1,679,890      6,846,720            --           --
Diversified Investors Funds Group --
  Growth & Income Fund.................  1,429,482     416,843          --   1,846,325      7,251,180            --           --
Diversified Investors Funds Group --
  High Quality Bond Fund...............   992,825      133,429      22,806   1,103,448      1,554,183       261,865        6,340
Diversified Investors Funds Group --
  High Yield Bond Fund.................  2,245,538     440,655          --   2,686,193      3,752,019            --           --
Diversified Investors Funds Group --
  Intermediate Government Bond Fund....  1,099,736     136,979      29,417   1,207,298      1,520,961       322,352       10,059
Diversified Investors Funds Group --
  International Equity Fund............  1,971,880     368,058      16,472   2,323,466      4,406,116       189,741       18,632
Diversified Investors Funds Group --
  Money Market Fund....................   117,132    5,629,455   5,680,217      66,370     59,838,755    60,376,365      (19,158)
Diversified Investors Funds Group --
  Special Equity Fund..................  1,551,523     340,766          --   1,892,289      7,032,178            --           --
Diversified Investors Funds Group --
  Value & Income Fund..................  2,350,781     442,504          --   2,793,285      9,409,230            --           --
                                                                                         ------------   -----------    ---------
                                                                                         $114,627,912   $67,861,127    $ (63,691)
                                                                                         ============   ===========    =========

LONG HORIZON
-------------
INVESTMENTS:
Diversified Investors Funds Group --
  Aggressive Equity Fund...............   485,251      229,942          --     715,193   $  2,571,663   $        --    $      --
Diversified Investors Funds Group --
  Equity Growth Fund...................   952,289      400,359          --   1,352,648      7,018,688            --           --
Diversified Investors Funds Group --
  Growth & Income Fund.................   961,570      389,954          --   1,351,524      6,830,383            --           --
Diversified Investors Funds Group --
  International Equity Fund............  1,435,747     435,095          --   1,870,842      5,255,287            --           --
Diversified Investors Funds Group --
  Money Market Fund....................   230,477    3,426,627   3,621,969      35,135     36,431,350    38,505,120        2,946
Diversified Investors Funds Group --
  Special Equity Fund..................  1,115,940     335,176          --   1,451,116      7,067,780            --           --
Diversified Investors Funds Group --
  Value & Income Fund..................  1,662,478     461,881          --   2,124,359      9,915,802            --           --
                                                                                         ------------   -----------    ---------
                                                                                         $ 75,090,953   $38,505,120    $   2,946
                                                                                         ============   ===========    =========

                       DIVERSIFIED INVESTORS FUNDS GROUP
                                      AND
                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                        TRUSTEES INFORMATION (UNAUDITED)

Each Fund, other than the Strategic Allocation Funds, is supervised by the Board of Trustees of The Diversified Investors Funds Group. Each Strategic Allocation Fund is supervised by the Board of Trustees of the Diversified Investors Funds Group II.

The respective Trustees and officers of each Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of the Trusts is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Funds Group and Diversified Investors Funds Group II Trustees may be found in the Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                         POSITION(S), LENGTH OF       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                         TIME SERVED           PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                    ----------------------   ------------------------------------
Joseph P. Carusone, 36.................  Treasurer since 2001     Vice President and Director,
                                                                  Diversified Investment Advisors,
                                                                  Inc.; Vice President, Assistant Vice
                                                                  President and Assistant Treasurer,
                                                                  The Bank of New York.

Robert F. Colby, 46....................  Secretary since 1993     Vice President and General Counsel,
                                                                  Diversified Investment Advisors,
                                                                  Inc.; Vice President, Diversified
                                                                  Investors Securities Corp.; Vice
                                                                  President and Assistant Secretary,
                                                                  of AUSA Life Insurance Company, Inc.

John F. Hughes, 60.....................  Assistant Secretary      Assistant Secretary, Vice President
                                          since 1993              and Senior Counsel, Diversified
                                                                  Investment Advisors, Inc.; Vice
                                                                  President, AUSA Life Insurance
                                                                  Company, Inc.; Assistant Secretary,
                                                                  Diversified Investors Securities
                                                                  Corp.

Mark Mullin, 39........................  Trustee since 1995       Vice President, Chief Investment
                                                                  Officer, Diversified Investment
                                                                  Advisors, Inc.

Tom A. Schlossberg, 51.................  Trustee, President       Director, Chairman of the Board,
                                          since 1993              President and Chief Executive
                                                                  Officer, Diversified Investment
                                                                  Advisors, Inc.

DISINTERESTED TRUSTEES:

                                         POSITION(S), LENGTH OF       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                         TIME SERVED           PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                    ----------------------   ------------------------------------
Robert Lester Lindsay, 67..............  Trustee since 1993       Retired
2 Huguenot Center
Tenafly, NJ 07670

Joyce Galpern Norden, 62...............  Trustee since 1993       Vice President, Institutional
505 Redleaf Road                                                  Advancement, Reconstructionist
Wynnewood, PA 19096                                               Rabbinical College

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                                        65

                              SECOND QUARTER 2002

                            ANNUAL ECONOMIC OVERVIEW

The second quarter of 2002 was marked by declining markets accompanied by scandal, with companies such as WorldCom and ImClone coming under fire for shaky business practices. This did not bode well for stock investors as market values continued to decline across the major stock indices as news of more corporate debacles broke. In addition, terrorist threats continued unrest in the Middle East, and escalating tension between India and Pakistan eroded investor confidence.

The US economy continues to show signs of recovery from the slowdown of 2001, but the recovery appears to be slower than originally forecasted. The first quarter Gross Domestic Product revealed that the economy grew at an annualized pace of 6.1%. The first quarter's growth was primarily driven from inventory liquidation, which was larger than originally estimated. The present inventory liquidation cycle should remain a positive factor to economic growth for a number of quarters to come. We are estimating that GDP growth will be in the 2.4% range for the second quarter. Inflation, as measured by the Consumer and Producer Prices indices, is well under control, thus keeping the threat of rising interest rates at bay.

The Federal Reserve Board maintained their neutral bias by leaving the Fed Funds Rate at 1.75%, the lowest level in forty years. We believe that the Fed will not raise rates at least until early 2003. The Fed wants to be sure that a sustainable economic recovery is in place.

                               FINANCIAL MARKETS

After rising in the first quarter, interest rates declined across the yield curve in the second quarter as concerns about the pace of the economic recovery, corporate profits and accounting scandals caused investors to become risk averse. The 10-year Government Bond began the quarter at 5.42% and declined by 0.64% to 4.78%. As a result, the bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 3.7%. Among sectors, the relatively higher quality securities outperformed lower quality. The Government bond sector performed the best with a return of 4.4%. Investment grade corporate securities lagged the Government bonds, by returning 2.9%. The worst performing sector was high yield bonds, which was down 6.4%.

The falling rates favored portfolios with a relatively longer duration. For example, the Lehman Brothers Government/Corporate Index, which has a duration of
5.34 years, returned 3.8%, while the Lehman Brothers Long Government/Corporate Index, with a duration of 10.43 years returned 4.3%. But how much of the interest rate declines reflected long-term fundamentals, versus the short-term sentiment of the stock market's sell-off?

Corporate governance, scandals, accounting issues, business transparency, debt problems and future possible terrorist attacks have replaced the direction of the economy and earnings, at least temporarily, as the key drivers impacting the stock market. As a result, the S&P 500 Index declined 13% in the second quarter and the technology heavy NASDAQ Market was down 21%. Small capitalization stocks, as measured by the Russell 3000 Index, declined less that their large capitalization counterparts by declining 8%. Over the past year, the Russell 2000 Index has fallen 8.6% versus a decline of 18.0% for the S&P 500 Index.

Like the prior quarters, growth stocks sold-off more than value stocks. The Russell 1000 Value Index was down 9%, versus a 19% loss for the Russell 1000 Growth Index. This pattern would remain the same among mid- and small-capitalization styles. International stocks, as measured by the MSCI non-US Index also fell by 9.1%.

                                    OUTLOOK

We believe that the economy will gain momentum in the second half of the year. Our forecasts for GDP growth is 3.2% in the third quarter and 3.4% in the fourth quarter. Although these estimates are slightly lower than originally planned, the overall tone of the data being released has been fairly positive, and more importantly looks fairly broad. We also believe that corporate earnings have bottomed and will improve over the next few quarters. Our estimate for earnings on the S&P 500 Index for 2002 is $50.00, versus the $45.17 achieved in 2001. In addition, the stronger economic growth in the second half of the year could begin to exert pressure on interest rates and bring an end to the bond market rally.

However, it is important to note that the valuation picture has improved as a result of low interest rates, declining stock prices and improved earnings. From a valuation perspective, we believe that the market is undervalued by approximately 20%, and from a technical viewpoint, the market is very much in an oversold condition.

                                  MONEY MARKET

The second quarter reflected a reassessment of the US economic picture and the resulting timing and degree of Federal Reserve response through interest rate changes. While consumer spending and the housing markets maintained their resilience, other indicators of economic health began to flag as the second quarter ended. The labor markets remain soft. Consumer confidence has fallen to levels not seen since last September. The US dollar's relative strength has disappeared. Projections for US government deficits grow by the week. In addition, whatever the causes, the US equity markets' marked weakness has also been added to the mix. In short, given little inflationary pressure, Fed Chairman Alan Greenspan and his fellow governors can afford to bide their time and delay the inevitable upward ratcheting of the overnight federal-funds rate which currently stands at 1.75%. With such a gloomy atmosphere prevailing over the first part of the summer, it appears the Fed may indeed be on hold until well after the November election, perhaps waiting until 2003 to tighten monetary policy. Over the past few weeks, the money market has begun pricing in a Fed increase in the fourth quarter at the earliest. Based on our view of the behavior of the equity and corporate bond markets recently, we cannot rule out a possible ease by the Fed! Certainly, money market rates in the one-year area have fallen dramatically in the past 1 1/2 months. In hindsight, we should have been more aggressive in extending into one-year fixed-rate money market instruments, but we do not think anyone predicted such a rapid retrenchment in short-term rates. The average maturity of the Money Market Portfolio increased during the second quarter to capture selective opportunities for yield pick-up for investments extending into the second half of 2002 and into 2003. Going forward, we will likely maintain a high degree of liquidity in the money market portfolio by keeping a healthy portion of the portfolio short and in floating-rate securities while seizing on opportunities to extend into longer maturing/attractive yielding investments. We think such a strategy best positions the portfolio in the current environment.

Going forward, the average maturity of the portfolio will be adjusted selectively to capitalize on opportunities where the portfolio will be rewarded for duration extension. Presently, the yield curve in the money market is fairly flat out through six months with only a modest yield pick-up extending into the one-year area. The average maturity of the portfolio at quarter end was 70.8 days, longer than the 51.7 days at the end of the first quarter.

The portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30-90 day maturities to provide flexibility to respond to any changes in the marketplace without sacrificing current income.

                               HIGH QUALITY BOND

The portfolio was active during the quarter with approximately $36 million in purchases and $24 million in sales. The activity was spread across all sectors of the portfolio. The allocations to the U.S. Government and Agency, and asset-backed sectors were reduced during the quarter by 1.7% and 1%, respectively. The allocation to the corporate, international and mortgage-backed sectors was increased by 2.3%, 1.2%, and 1%, respectively. Some of the activity in the corporate sector involved duration extension trades to pick up yield by extending out on the yield curve. Given the current steepness in the yield curve, extension trades remain an attractive way to enhance yield. The net result was a modest reduction in the overall credit quality of the portfolio from "AA+" to AA. The portfolio duration was modestly lengthened from
1.65 years to 1.67 years, which compares to a duration of 1.65 years for the index at quarter end.

                          INTERMEDIATE GOVERNMENT BOND

Most indications of the strength of the economic recovery look positive. Real-time data confirmed the monetary easing and fiscal stimulus is having its desired effect. Yet this nascent recovery seems threatened by the crisis in confidence in Corporate America, and an acceleration of investor's turn against common stocks. The result in the capital markets has been a shift out of equities, and into high-quality, shorter maturity bonds. Whether seeking security of principal, or anticipating a deeper leg down in economic recession, investors have pushed bond yields down to new lows for the year.

At this point, we see the equity markets reflecting a valuation adjustment. We believe growth will continue, albeit more subdued, through year-end. The Fed looks to be on hold for the remainder of the year. Treasury yields remain low by historical valuations, but we see little upward pressure over the next few quarters. We continue to hold slightly short portfolio duration, and are adding to our exposure in agency-guaranteed mortgage securities.

                                   CORE BOND

The second quarter witnessed massive unwinding of Fed tightening expectations as signs of an economic rebound dissipated. As a result, interest rates were lower across the yield curve. Agencies, asset and mortgage-backed securities outperformed Treasuries, but by less than in the first quarter. Corporates, high yield and emerging markets underperformed Treasuries. The degree of distress in the high-grade corporate market was near historic levels as there were no less than $80 billion of large cap issues moving from investment grade to high yield/distressed categories. The most visible examples include Tyco, WorldCom and Qwest. The fallen angel migration from the corporate index caused the sector to post one of the worst quarters on record losing over 10% in excess return. Looking ahead, the manager remains comfortable with the fund's strategy.

                                HIGH YIELD BOND

After two quarters of good performance, the high yield market generated negative returns in the second quarter. Accounting irregularities decimated the overall marketplace, driving investors away from credit risk. As a result, lower rated bonds were the hardest hit, falling significantly in the later weeks of the quarter. Optimism for corporate profits and the economy tempered during the second quarter. Investor sentiment shifted to a decidedly pessimistic viewpoint as the reality set in that the United States is in the throes of the worst corporate recession in the post war period. The High Yield portfolio continues to overweight the gaming, energy and service sectors. All three are generating free cash flow for debt reduction.

Third quarter activity is likely to be dominated by investor aversion to credit risk. New issuance is expected to be modest, at least during the summer months, as issuers seem reluctant to pay abnormally high credit risk premiums on their borrowing rates. Industry sectors that were especially hurt by credit concerns, namely utilities, cable and wireless communications, are likely to remain out of favor.

                                    BALANCED

The Equity portion outperformed the S&P 500 Index during the quarter due to successful individual security selection. The fundamental factors were all effective as investors renewed their focus on earnings and earnings quality. The defensive mood of investors was reflected in sector performance: higher growth sectors such as Information Technology and Telecommunication Services were the worst performers in the quarter. The best performing sectors were the Materials and Energy sectors.

Effective security selection was responsible for the outperformance during the quarter. Good individual security selection occurred primarily within the Information Technology, Consumer Discretionary and Industrials sectors. Industrials sectors respectively added to the outperformance during the period.

The fixed income portion returned 79 basis points under the benchmark. Agencies, asset and mortgage-backed securities outperformed Treasuries, but by less than in the first quarter. Corporates, high yield and emerging markets underperformed Treasuries. The degree of distress in the high-grade corporate market was near historic levels as there were no less than $80 billion of large cap issues moving from investment grade to high yield/distressed categories. The most visible examples include Tyco, WorldCom and Qwest. The fallen angel migration from the corporate index caused the sector to post one of the worst quarters on record losing over 10% in excess return.

                                 VALUE & INCOME

The economic recovery continues, albeit at a more moderate pace; the stock market's weakness, however, also continues. The market has become an increasingly important component of both consumer and business confidence. Consumer confidence has held up relatively well, although it faded a bit recently. Business confidence has been negatively impacted by earnings, ratings and credit problems.

Much of the Portfolio's premium for the quarter resulted from outperformance by "old economy" holdings, which remained strong thanks to investors' belief that these companies are relatively insulated from the abuses now being disclosed at many of the bubble market darlings. Stock selection in the consumer discretionary sector, particularly retail and department store holdings added to performance. Emphasis on major regional banks over capital-markets sensitive brokerage and investment banking shares boosted returns. The portfolio continues to have an emphasis on cyclical stocks, in anticipation of economic expansion and a recovery in corporate earnings.

                                GROWTH & INCOME

The US equity markets were whipsawed in the second quarter as news of accounting irregularities and corporate improprieties struck investor confidence. The S&P 500 fell 13.4%, which was near the lows set in late September 2001. Volatility in the equity markets was high at the end of the quarter, as investors became increasingly skittish and reacted violently to daily news flow as well as the daily rumors that hit many sectors and stocks. Every sector in the S&P 500 lost in the quarter with technology and telecommunications leading the decline. The best performing sectors were materials and consumer staples, as investors flocked to those companies with solid cash flow and earnings growth. The fund outperformed primarily due to strong stock selection in almost all major sectors, including technology, healthcare, industrials and financials. In addition, overweight positions to the strong-performing materials and consumer staples sectors also contributed positively to the outperformance.

                                 EQUITY GROWTH

The second quarter was yet another ugly quarter for the stock market. While there were encouraging economic developments (strong GDP, low inflation, robust housing and auto sales), these factors were overwhelmed by a plethora of negative news including corporate accounting scandals, escalating violence in the Middle East and a valuation reversal in the US dollar. Stock selection was the primary driver as the portfolio owned better-performing stocks than the benchmark. Sector selection helped as well as the portfolio benefited from underweighting technology and telecommunications. The fund remains conservatively positioned as the portfolio managers maintain their cautious outlook for the market and economy as a whole.

                                 MID-CAP VALUE

For Mid Cap Value, Wellpoint Health Networks continued to add value through strategic acquisitions of Blue Cross/Blue Shield plans across the country. Anthem, another "Blue plan" consolidator, benefited from the same trends. Willis Group Holdings, led by a new and energetic CEO, is enjoying an impressive pricing cycle for insurance and improved operating efficiencies. Hollywood Entertainment, Dollar Tree Stores, Dollar General and North Fork Bancorp also made strong contributions to the portfolio. North Fork Bancorp continues to open new branches in New York City and is gaining market share from the money center banks. We do not think that investors fully understand the growth and returns that will be generated by this aggressive strategy.

Some of the worst performers for the quarter included cable television related investments; Gemstar, Rainbow Media and EchoStar.

Should the economy continue to improve, as is generally anticipated, investors will once again focus on companies' underlying values and prospects. Our holdings should benefit greatly at that time.

                                 MID-CAP GROWTH

Reasonable fundamentals for the economy and mid-cap companies were overshadowed by concerns about corporate governance and global political tensions. Mid-caps outperformed large-caps, although value beat growth across the board. The Portfolio outperformed its benchmark, due principally to underweight positions in technology, notably software. The lack of exposure to food, beverage and tobacco stocks and weakness in media stocks hurt returns. Our largest sector underweight was materials, followed by technology. Healthcare made up almost 22% of the Fund. Pharmaceuticals and biotechnology were especially weak.

Mid-cap equities are often an over-looked segment of the market. We believe they are well positioned in the current low inflation, slow growth environment. Faster earnings growth prospects and frustration with high profile mega-caps are two themes favoring mid-caps. Aggressive reforms that restore faith in corporate America could do much to restore investor confidence, especially if this coincides with stronger earnings later in the year.

                                SMALL-CAP VALUE

The Small-Cap Value Portfolio underperformed the Russell 2000 Value Index in the months of May and June. Stock selection in healthcare and financials had a negative impact on the relative performance. The manager's unique valuation on intrinsic value led the portfolio to underweight the rich financials sector and overweight the less expensive information technology sector. These allocations contributed negatively to performance during the two-month period. However, the portfolio is well positioned to capture the market rebound as the economy is starting to recover from recession.

                                 SPECIAL EQUITY

During the second quarter, Special Equity outperformed the Russell 2000 Index. Stock selection was the primary driver of outperformance while sector allocations contributed negatively. Stock selection was especially strong in the healthcare and industrials sectors, where the portfolio earned -2.1% and -3.7%, respectively, compared to the benchmark's returns of -17.5% and -7.1% for the same sectors. However, the portfolio's underweight position to the strongest performing financials sector, and overweight positions to the weak performing sectors, such as information technology and healthcare, offset partial gains from strong stock selection. Information technology and healthcare both registered double-digit negative returns, while financials generated a positive gain for the Russell 2000 Index. Among the five managers, INVESCO, Wellington and RS Investments led the outperformance. Husic was flat relative to the Russell 2000 Growth Index, its style benchmark. Westport, however, slightly trailed its benchmark, the Russell 2000 Value Index.

                                SMALL-CAP GROWTH

Despite a short history of only two months as of June, the Small-Cap Growth Portfolio outperformed the Russell 2000 Growth Index. The strong relative performance was primarily driven by stock selection in almost all major sectors, including industrials, telecommunications, consumer staples, healthcare, energy, materials and financials. In addition, a significant overweight to the strong performing consumer discretionary and consumer staples sectors also benefited performance.

                               AGGRESSIVE EQUITY

Equity markets declined sharply in the second quarter. A strong earnings season amid signs of economic recovery was offset by spreading uncertainty and overwhelmed by the WorldCom disclosure. Reported earnings were strong across all sectors although forward guidance in technology continues to be mixed. Our holdings in consumer staples and basic materials were slightly overweight relative to the benchmark and had a positive contribution on performance. Our best performers included Trigon Healthcare, Constellation Brands and Pepsi Bottling Group. Technology holdings had a negative contribution due to continued uncertainty and earnings disappointments and led to the sale of several names including Photronics and Cytyc. We are slightly underweight in industrials and technology, due to weakening quantitative numbers. Our models continue to lead us toward the smaller capitalized issues that continue to demonstrate the best potential for future growth. This had a positive impact on our returns for the quarter.

                              INTERNATIONAL EQUITY

The portfolio remains positioned for a cyclical recovery. The manager took profits on some strong-performing cyclical companies, and remained overweight in paper, metals and mining, autos, media, and defense-related companies. Holdings in domestically focused Japanese real estate and financial services companies were beneficial, however, not having more of these companies detracted from performance, as did large holdings among the exporters when the yen strengthened. Market selling in industries such as pharmaceuticals and insurance was also a drag on returns, while stock selection was strong in areas such as beverages.

The portfolio's top holdings in the wireless telecommunication operators and equipment and technology areas detracted from performance. In the area of wireless equipment, while the long-term outlook for the top holdings remains positive, several short-term issues developed during the quarter that led the manager to trim positions in this area. Also diversified telecommunication services became more interesting as valuations improved. The portfolio moved to an overweight position over the quarter, while avoiding the heavily indebted companies and focusing on those with good cash generation.

The global economy is on the mend, albeit not without some bumps along the way. Investors remain wary of equity markets.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2002

                                  (UNAUDITED)

                                                                    INTERMEDIATE
                                         MONEY           HIGH        GOVERNMENT         CORE                          VALUE &
                                         MARKET      QUALITY BOND       BOND            BOND          BALANCED         INCOME
                                      ------------   ------------   ------------   --------------   ------------   --------------
ASSETS:
Securities, at cost.................  $709,925,239   $339,244,390   $324,191,441   $1,124,469,709   $484,834,846   $1,703,694,813
                                      ============   ============   ============   ==============   ============   ==============
Securities, at value................  $709,925,239   $345,367,823   $331,959,694   $1,126,734,645   $463,994,865   $1,730,793,504
Repurchase agreements (cost equals
  market)...........................            --      3,554,311             --        5,739,952      2,438,450       51,452,287
Cash................................        68,660             --         15,485               --             --            6,501
Foreign currency holdings, at value
  (Cost $46,050)....................            --             --             --               --             --               --
Receivable for securities sold......            --          3,011             --      101,108,098     34,277,672        4,103,414
Unrealized appreciation on foreign
  currency forward contracts........            --             --             --           20,655          8,818               --
Variation margin....................            --             --             --           48,596          7,625               --
Interest receivable.................     1,792,222      3,052,785      3,371,170       10,437,597      2,126,788            5,629
Dividends receivable................            --             --             --               --        316,636        3,330,680
Receivable from Advisor.............            --             --             --               --             --               --
Receivable from securities
  lending...........................            --         12,311             --           14,609          3,383           11,408
                                      ------------   ------------   ------------   --------------   ------------   --------------
Total assets........................   711,786,121    351,990,241    335,346,349    1,244,104,152    503,174,237    1,789,703,423
                                      ------------   ------------   ------------   --------------   ------------   --------------
LIABILITIES:
Deposit for securities loaned.......            --             --     48,919,145      181,317,293     34,502,430       91,380,085
Payable for securities purchased....            --      1,164,929             --      116,388,706     41,881,319           35,375
Securities sold short, at value
  (proceeds $96,001,932 and
  $18,591,101, respectively)........            --             --             --       95,837,462     18,571,147               --
Outstanding call options written, at
  value (premiums received $150,797
  and $30,159, respectively)........            --             --             --          128,906         25,782               --
Unrealized depreciation on foreign
  currency forward contracts........            --             --             --          642,076        162,497               --
Investment advisory fees............       149,091         94,876         79,491          238,938        127,016          574,162
Accrued expenses....................        51,812         28,102         28,159           81,301         98,366          104,440
                                      ------------   ------------   ------------   --------------   ------------   --------------
Total liabilities...................       200,903      1,287,907     49,026,795      394,634,682     95,368,557       92,094,062
                                      ------------   ------------   ------------   --------------   ------------   --------------
NET ASSETS..........................  $711,585,218   $350,702,334   $286,319,554   $  849,469,470   $407,805,680   $1,697,609,361
                                      ============   ============   ============   ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in capital.....................  $711,585,218   $344,578,901   $278,551,301   $  848,771,773   $429,020,271   $1,670,510,670
Net unrealized appreciation
  (depreciation) on securities......            --      6,123,433      7,768,253        2,264,936    (20,839,981)      27,098,691
Net unrealized appreciation
  (depreciation) on futures, options
  and short sales...................            --             --             --         (999,004)      (233,159)              --
Net unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies........................            --             --             --         (568,235)      (141,451)              --
                                      ------------   ------------   ------------   --------------   ------------   --------------
NET ASSETS..........................  $711,585,218   $350,702,334   $286,319,554   $  849,469,470   $407,805,680   $1,697,609,361
                                      ============   ============   ============   ==============   ============   ==============

                       See notes to financial statements.

             GROWTH &          EQUITY         MID-CAP       MID-CAP     SMALL-CAP       SPECIAL       SMALL-CAP     AGGRESSIVE
              INCOME           GROWTH          VALUE        GROWTH        VALUE          EQUITY         GROWTH        EQUITY
          --------------   --------------   -----------   -----------   ----------   --------------   ----------   ------------
          $1,013,188,536   $1,452,255,889   $28,960,770   $39,988,154   $4,917,125   $1,300,911,094   $4,857,362   $373,780,315
          ==============   ==============   ===========   ===========   ==========   ==============   ==========   ============
          $  932,466,515   $1,277,087,491   $28,499,571   $37,870,231   $4,478,776   $1,374,817,900   $4,416,994   $384,034,364
              23,139,811       36,568,572     1,308,815       983,166       89,087       51,332,437       67,637      6,912,404
                      --               --            --            --           --        2,000,000           --             --
                      --               --            --            --           --               --           --             --
              30,895,971        4,846,062     1,145,788       849,217           --       44,515,135           --      2,906,856
                      --               --            --            --           --               --           --             --
                      --               --            --            --           --           34,800           --             --
                   3,451            6,062           186           407            3            9,817            2          2,388
                 859,285          783,193        10,466         1,639        4,938        1,115,525           --         56,900
                      --               --        17,899        11,160           --               --           --             --
                  29,901           11,496           528           455           --           32,100           --          4,523
          --------------   --------------   -----------   -----------   ----------   --------------   ----------   ------------
             987,394,934    1,319,302,876    30,983,253    39,716,275    4,572,804    1,473,857,714    4,484,633    393,917,435
          --------------   --------------   -----------   -----------   ----------   --------------   ----------   ------------
              57,366,356      102,042,547     3,054,064     7,790,839           --      172,243,970           --     45,076,806
              32,633,053        6,837,357       644,542     1,031,271           --       43,174,307        2,403      6,320,751
                      --               --            --            --           --               --           --             --
                      --               --            --            --           --               --           --             --
                      --               --            --            --           --               --           --             --
                 314,478          586,775            --            --          568          772,814          759        254,909
                  33,200           83,598        16,684        22,071        8,187           45,940        8,006         24,776
          --------------   --------------   -----------   -----------   ----------   --------------   ----------   ------------
              90,347,087      109,550,277     3,715,290     8,844,181        8,755      216,237,031       11,168     51,677,242
          --------------   --------------   -----------   -----------   ----------   --------------   ----------   ------------
          $  897,047,847   $1,209,752,599   $27,267,963   $30,872,094   $4,564,049   $1,257,620,683   $4,473,465   $342,240,193
          ==============   ==============   ===========   ===========   ==========   ==============   ==========   ============
          $  977,769,868   $1,384,920,751   $27,729,162   $32,990,017   $5,002,398   $1,183,705,045   $4,913,833   $331,986,144
             (80,722,021)    (175,168,398)     (461,199)   (2,117,923)    (438,349)      73,906,806     (440,368)    10,254,049
                      --               --            --            --           --            8,832           --             --
                      --              246            --            --           --               --           --             --
          --------------   --------------   -----------   -----------   ----------   --------------   ----------   ------------
          $  897,047,847   $1,209,752,599   $27,267,963   $30,872,094   $4,564,049   $1,257,620,683   $4,473,465   $342,240,193
          ==============   ==============   ===========   ===========   ==========   ==============   ==========   ============

            HIGH YIELD    INTERNATIONAL
               BOND          EQUITY
           ------------   -------------
           $194,437,059   $781,011,823
           ============   ============
           $184,600,922   $697,608,094
             10,193,655     75,290,427
                     --             --
                     --         50,388
              1,271,324        423,720
                     --      2,821,259
                     --             --
              4,533,054         22,675
                 34,766      1,263,801
                     --             --
                    742         30,074
           ------------   ------------
            200,634,463    777,510,438
           ------------   ------------
              2,985,140     66,613,246
                272,552      3,081,890
                     --             --
                     --             --
                     --        529,368
                 87,458        381,612
                 11,967        146,246
           ------------   ------------
              3,357,117     70,752,362
           ------------   ------------
           $197,277,346   $706,758,076
           ============   ============
           $207,113,483   $787,825,420
             (9,836,137)   (83,403,729)
                     --             --
                     --      2,336,385
           ------------   ------------
           $197,277,346   $706,758,076
           ============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2002

                                  (UNAUDITED)

                                                                        INTERMEDIATE
                                              MONEY          HIGH        GOVERNMENT       CORE                         VALUE &
                                              MARKET     QUALITY BOND       BOND          BOND         BALANCED        INCOME
                                            ----------   ------------   ------------   -----------   ------------   -------------
INVESTMENT INCOME:
Interest income...........................  $7,422,676    $8,843,580     $6,274,100    $22,267,956   $  4,964,892   $     753,743
Securities lending income.................          --         5,951         38,327         90,324         22,773          83,191
Dividend income...........................          --            --             --             --      2,002,377      18,567,814
Less: withholding taxes...................          --            --             --             --        (10,085)        (22,338)
                                            ----------    ----------     ----------    -----------   ------------   -------------
Total income..............................   7,422,676     8,849,531      6,312,427     22,358,280      6,979,957      19,382,410
                                            ----------    ----------     ----------    -----------   ------------   -------------
EXPENSES:
Investment advisory fees..................     937,784       604,045        484,201      1,442,529      1,018,922       3,856,204
Custody fees..............................      75,618        42,849         33,536        125,752        128,373         169,242
Professional fees.........................      15,567        11,975         13,473         20,635         22,039          32,120
Reports to shareholders...................       7,213         3,350          2,637          7,929          4,672          16,284
Miscellaneous fees........................       1,394           628            311          1,475            990           3,158
                                            ----------    ----------     ----------    -----------   ------------   -------------
Total expenses............................   1,037,576       662,847        534,158      1,598,320      1,174,996       4,077,008
Expenses reimbursed by the advisor........          --           (14)            --           (354)       (44,090)             --
                                            ----------    ----------     ----------    -----------   ------------   -------------
Net expenses..............................   1,037,576       662,833        534,158      1,597,966      1,130,906       4,077,008
                                            ----------    ----------     ----------    -----------   ------------   -------------
Net investment income (loss)..............   6,385,100     8,186,698      5,778,269     20,760,314      5,849,051      15,305,402
                                            ----------    ----------     ----------    -----------   ------------   -------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON SECURITIES, FUTURES, OPTIONS, SHORT
  SALES AND FOREIGN CURRENCIES:
Net realized gains (losses) on
  securities..............................      (3,325)    1,022,589        398,442        844,909    (16,013,559)     14,847,715
Net realized losses on futures, options
  and short sales.........................          --            --             --     (1,071,282)       (16,079)             --
Net realized gains (losses) on foreign
  currency transactions...................          --            --             --        101,434         26,008              --
Net change in unrealized appreciation
  (depreciation) on securities............          --       768,914      3,430,851      3,501,894    (19,192,702)   (110,151,553)
Net change in unrealized depreciation on
  futures, options and short sales........          --            --             --       (999,005)      (314,666)             --
Net change in unrealized appreciation
  (depreciation) on translation of assets
  and liabilities in foreign currencies...          --            --             --       (575,920)      (143,377)             --
                                            ----------    ----------     ----------    -----------   ------------   -------------
Net realized and unrealized gains (losses)
  on securities, futures, options, short
  sales and foreign currencies............      (3,325)    1,791,503      3,829,293      1,802,030    (35,654,375)    (95,303,838)
                                            ----------    ----------     ----------    -----------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...............  $6,381,775    $9,978,201     $9,607,562    $22,562,344   $(29,805,324)  $ (79,998,436)
                                            ==========    ==========     ==========    ===========   ============   =============

---------------

(1) Commencement of Operations, April 15, 2002.

                       See notes to financial statements.

            GROWTH &         EQUITY         MID-CAP       MID-CAP     SMALL-CAP      SPECIAL      SMALL-CAP    AGGRESSIVE
             INCOME          GROWTH          VALUE        GROWTH      VALUE(1)       EQUITY       GROWTH(1)      EQUITY
          -------------   -------------   -----------   -----------   ---------   -------------   ---------   ------------
          $      64,688   $     163,276   $     5,793   $     6,454   $     453   $     290,648   $     371   $     23,706
                 38,700          70,718         2,742         1,846          --         272,213          --         76,380
              6,240,261       5,240,165        89,954        26,835      10,048       4,370,578         989        461,316
                (18,764)        (84,165)         (537)           --          --            (514)        (66)            --
          -------------   -------------   -----------   -----------   ---------   -------------   ---------   ------------
              6,324,885       5,389,994        97,952        35,135      10,501       4,932,925       1,294        561,402
          -------------   -------------   -----------   -----------   ---------   -------------   ---------   ------------
              2,842,379       3,957,030        75,509       118,917       8,073       5,156,081       8,565      1,758,773
                121,731         138,551        38,539        28,977       3,795         170,067       3,795         39,167
                 23,229          21,659        10,535        10,549       5,246          21,844       5,245          8,855
                 48,847          12,178           172           266          56          20,365          56          3,099
                  1,881           2,358            31            32          64           2,377          64            342
          -------------   -------------   -----------   -----------   ---------   -------------   ---------   ------------
              3,038,067       4,131,776       124,786       158,741      17,234       5,370,734      17,725      1,810,236
                   (691)           (130)      (45,620)      (34,467)     (8,679)             --      (8,679)          (147)
          -------------   -------------   -----------   -----------   ---------   -------------   ---------   ------------
              3,037,376       4,131,646        79,166       124,274       8,555       5,370,734       9,046      1,810,089
          -------------   -------------   -----------   -----------   ---------   -------------   ---------   ------------
              3,287,509       1,258,348        18,786       (89,139)      1,946        (437,809)     (7,752)    (1,248,687)
          -------------   -------------   -----------   -----------   ---------   -------------   ---------   ------------
            (59,767,004)   (104,514,180)      657,867    (4,066,587)         70      13,742,571     (78,796)   (53,022,426)
                     --              --            --            --          --         (63,568)         --             --
                     --           4,215            --            --          --          (3,662)         --             --
            (74,018,344)    (99,184,781)   (1,785,919)   (2,576,664)   (438,349)   (107,666,283)   (440,368)   (13,112,800)
                     --              --            --            --          --        (342,600)         --             --
                     --             246            --            --          --              --          --             --
          -------------   -------------   -----------   -----------   ---------   -------------   ---------   ------------
           (133,785,348)   (203,694,500)   (1,128,052)   (6,643,251)   (438,279)    (94,333,542)   (519,164)   (66,135,226)
          -------------   -------------   -----------   -----------   ---------   -------------   ---------   ------------
          $(130,497,839)  $(202,436,152)  $(1,109,266)  $(6,732,390)  $(436,333)  $ (94,771,351)  $(526,916)  $(67,383,913)
          =============   =============   ===========   ===========   =========   =============   =========   ============

           HIGH YIELD    INTERNATIONAL
              BOND          EQUITY
           -----------   -------------
           $ 8,897,746   $    151,268
                14,163        246,864
                97,589      7,701,613
                    --       (943,511)
           -----------   ------------
             9,009,498      7,156,234
           -----------   ------------
               522,479      2,521,033
                36,992        367,268
                11,872         20,639
                 1,735          6,229
                   352          1,233
           -----------   ------------
               573,430      2,916,402
                (3,034)            --
           -----------   ------------
               570,396      2,916,402
           -----------   ------------
             8,439,102      4,239,832
           -----------   ------------
            (4,498,625)   (12,588,586)
                    --             --
                    --      4,733,177
            (7,756,570)   (12,977,817)
                    --             --
                    --     (1,726,630)
           -----------   ------------
           (12,255,195)   (22,559,856)
           -----------   ------------
           $(3,816,093)  $(18,320,024)
           ===========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2002

                                  (UNAUDITED)

                                                                    INTERMEDIATE
                                       MONEY            HIGH         GOVERNMENT        CORE                           VALUE &
                                      MARKET        QUALITY BOND        BOND           BOND          BALANCED          INCOME
                                  ---------------   -------------   ------------   -------------   -------------   --------------
FROM OPERATIONS:
Net investment income (loss)....  $     6,385,100   $   8,186,698   $  5,778,269   $  20,760,314   $   5,849,051   $   15,305,402
Net realized gains (losses) on
  securities....................           (3,325)      1,022,589        398,442         844,909     (16,013,559)      14,847,715
Net realized losses on futures,
  options and short sales.......               --              --             --      (1,071,282)        (16,079)              --
Net realized gains (losses) on
  foreign currency
  transactions..................               --              --             --         101,434          26,008               --
Net change in unrealized
  appreciation (depreciation) on
  securities....................               --         768,914      3,430,851       3,501,894     (19,192,702)    (110,151,553)
Net change in unrealized
  depreciation on futures,
  options and short sales.......               --              --             --        (999,005)       (314,666)              --
Net change in unrealized
  appreciation (depreciation) on
  translation of assets and
  liabilities in foreign
  currencies....................               --              --             --        (575,920)       (143,377)              --
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets resulting from
  operations....................        6,381,775       9,978,201      9,607,562      22,562,344     (29,805,324)     (79,998,436)
                                  ---------------   -------------   ------------   -------------   -------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
  invested......................    2,263,766,580     130,154,673     61,572,807     246,254,116      56,215,409      433,701,020
Value of capital withdrawn......   (2,263,140,328)   (119,933,496)   (45,655,932)   (180,820,129)   (116,441,002)    (309,795,269)
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets resulting from capital
  transactions..................          626,252      10,221,177     15,916,875      65,433,987     (60,225,593)     123,905,751
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets........................        7,008,027      20,199,378     25,524,437      87,996,331     (90,030,917)      43,907,315
NET ASSETS:
Beginning of period.............      704,577,191     330,502,956    260,795,117     761,473,139     497,836,597    1,653,702,046
                                  ---------------   -------------   ------------   -------------   -------------   --------------
End of period...................  $   711,585,218   $ 350,702,334   $286,319,554   $ 849,469,470   $ 407,805,680   $1,697,609,361
                                  ===============   =============   ============   =============   =============   ==============

---------------

(1) Commencement of Operations, April 15, 2002.

                       See notes to financial statements.

             GROWTH &          EQUITY         MID-CAP       MID-CAP     SMALL-CAP       SPECIAL       SMALL-CAP     AGGRESSIVE
              INCOME           GROWTH          VALUE        GROWTH       VALUE(1)        EQUITY       GROWTH(1)       EQUITY
          --------------   --------------   -----------   -----------   ----------   --------------   ----------   ------------
          $    3,287,509   $    1,258,348   $    18,786   $   (89,139)  $    1,946   $     (437,809)  $   (7,752)  $ (1,248,687)
             (59,767,004)    (104,514,180)      657,867    (4,066,587)          70       13,742,571      (78,796)   (53,022,426)
                      --               --            --            --           --          (63,568)          --             --
                      --            4,215            --            --           --           (3,662)          --             --
             (74,018,344)     (99,184,781)   (1,785,919)   (2,576,664)    (438,349)    (107,666,283)    (440,368)   (13,112,800)
                      --               --            --            --           --         (342,600)          --             --
                      --              246            --            --           --               --           --             --
          --------------   --------------   -----------   -----------   ----------   --------------   ----------   ------------
            (130,497,839)    (202,436,152)   (1,109,266)   (6,732,390)    (436,333)     (94,771,351)    (526,916)   (67,383,913)
          --------------   --------------   -----------   -----------   ----------   --------------   ----------   ------------
             243,400,526      421,962,552    17,997,039    31,431,608    5,000,382      687,610,556    5,000,381    154,642,466
            (184,620,607)    (240,718,134)   (3,252,104)   (9,390,072)          --     (658,442,362)          --   (117,597,493)
          --------------   --------------   -----------   -----------   ----------   --------------   ----------   ------------
              58,779,919      181,244,418    14,744,935    22,041,536    5,000,382       29,168,194    5,000,381     37,044,973
          --------------   --------------   -----------   -----------   ----------   --------------   ----------   ------------
             (71,717,920)     (21,191,734)   13,635,669    15,309,146    4,564,049      (65,603,157)   4,473,465    (30,338,940)
             968,765,767    1,230,944,333    13,632,294    15,562,948           --    1,323,223,840           --    372,579,133
          --------------   --------------   -----------   -----------   ----------   --------------   ----------   ------------
          $  897,047,847   $1,209,752,599   $27,267,963   $30,872,094   $4,564,049   $1,257,620,683   $4,473,465   $342,240,193
          ==============   ==============   ===========   ===========   ==========   ==============   ==========   ============

            HIGH YIELD    INTERNATIONAL
               BOND          EQUITY
           ------------   -------------
           $  8,439,102   $  4,239,832
             (4,498,625)   (12,588,586)
                     --             --
                     --      4,733,177
             (7,756,570)   (12,977,817)
                     --             --
                     --     (1,726,630)
           ------------   ------------
             (3,816,093)   (18,320,024)
           ------------   ------------
             46,992,977    943,227,527
            (19,919,003)  (851,038,152)
           ------------   ------------
             27,073,974     92,189,375
           ------------   ------------
             23,257,881     73,869,351
            174,019,465    632,888,725
           ------------   ------------
           $197,277,346   $706,758,076
           ============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                    INTERMEDIATE
                                       MONEY            HIGH         GOVERNMENT        CORE                           VALUE &
                                      MARKET        QUALITY BOND        BOND           BOND          BALANCED          INCOME
                                  ---------------   -------------   ------------   -------------   -------------   --------------
FROM OPERATIONS:
Net investment income (loss)....  $    25,070,814   $  16,006,556   $ 12,602,401   $  38,304,217   $  14,444,039   $   32,786,737
Net realized gains (losses) on
  securities....................           38,244       1,509,971        937,332      26,280,505     (50,787,372)      26,181,299
Net realized gains (losses) on
  futures.......................               --              --             --              --       1,011,489               --
Net realized gains (losses) on
  foreign currency
  transactions..................               --              --             --         364,577         121,761               --
Net change in unrealized
  appreciation (depreciation) on
  securities....................               --       3,851,867      1,735,637     (17,607,962)      6,225,403      (91,326,535)
Net change in unrealized
  appreciation on futures.......               --              --             --              --          81,507               --
Net change in unrealized
  appreciation (depreciation) on
  translation of assets and
  liabilities in foreign
  currencies....................               --              --             --         139,684          45,805               --
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets resulting from
  operations....................       25,109,058      21,368,394     15,275,370      47,481,021     (28,857,368)     (32,358,499)
                                  ---------------   -------------   ------------   -------------   -------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
  invested......................    4,452,321,585     239,303,789    120,522,894     344,421,117     150,019,088      902,171,390
Value of capital withdrawn......   (4,264,989,828)   (158,560,692)   (83,110,049)   (272,332,353)   (136,000,605)    (746,870,869)
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase in net assets
  resulting from capital
  transactions..................      187,331,757      80,743,097     37,412,845      72,088,764      14,018,483      155,300,521
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets........................      212,440,815     102,111,491     52,688,215     119,569,785     (14,838,885)     122,942,022
NET ASSETS:
Beginning of year...............      492,136,376     228,391,465    208,106,902     641,903,354     512,675,482    1,530,760,024
                                  ---------------   -------------   ------------   -------------   -------------   --------------
End of year.....................  $   704,577,191   $ 330,502,956   $260,795,117   $ 761,473,139   $ 497,836,597   $1,653,702,046
                                  ===============   =============   ============   =============   =============   ==============

---------------

(1) Commencement of Operations, April 27, 2001.

                       See notes to financial statements.

             GROWTH &          EQUITY         MID-CAP       MID-CAP         SPECIAL        AGGRESSIVE      HIGH YIELD
              INCOME           GROWTH        VALUE(1)      GROWTH(1)        EQUITY           EQUITY           BOND
          --------------   --------------   -----------   -----------   ---------------   -------------   ------------
          $    5,057,900   $    1,064,577   $    33,256   $   (15,125)  $      (212,577)  $  (2,701,276)  $ 15,538,166
            (159,594,632)    (185,719,867)     (261,532)     (551,394)       (7,241,812)    (80,211,276)   (15,778,942)
                      --               --            --            --        (3,830,984)             --             --
                      --             (616)           --            --                --              --             --
            (114,146,229)     (94,453,357)    1,324,720       458,741       (25,356,287)    (59,693,544)     8,103,386
                      --               --            --            --           351,432              --             --
                      --               --            --            --                --              --             --
          --------------   --------------   -----------   -----------   ---------------   -------------   ------------
            (268,682,961)    (279,109,263)    1,096,444      (107,778)      (36,290,228)   (142,606,096)     7,862,610
          --------------   --------------   -----------   -----------   ---------------   -------------   ------------
             683,937,937      760,774,143    13,338,075    16,467,601     1,249,488,541     412,225,272    114,625,072
            (618,583,179)    (476,812,541)     (802,225)     (796,875)   (1,201,497,990)   (332,800,658)   (88,454,810)
          --------------   --------------   -----------   -----------   ---------------   -------------   ------------
              65,354,758      283,961,602    12,535,850    15,670,726        47,990,551      79,424,614     26,170,262
          --------------   --------------   -----------   -----------   ---------------   -------------   ------------
            (203,328,203)       4,852,339    13,632,294    15,562,948        11,700,323     (63,181,482)    34,032,872
           1,172,093,970    1,226,091,994            --            --     1,311,523,517     435,760,615    139,986,593
          --------------   --------------   -----------   -----------   ---------------   -------------   ------------
          $  968,765,767   $1,230,944,333   $13,632,294   $15,562,948   $ 1,323,223,840   $ 372,579,133   $174,019,465
          ==============   ==============   ===========   ===========   ===============   =============   ============

            INTERNATIONAL
               EQUITY
           ---------------
           $     4,204,341
               (17,824,583)
                        --
                 6,293,194
              (111,534,815)
                        --
                (1,386,063)
           ---------------
              (120,247,926)
           ---------------
             1,663,120,976
            (1,560,518,418)
           ---------------
               102,602,558
           ---------------
               (17,645,368)
               650,534,093
           ---------------
           $   632,888,725
           ===============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 75.63%
$29,800,000   Bank-One Australia, Ltd.,
                1.80%, 09/30/02..............  $ 29,661,430
 20,159,000   Barclays U.S. Funding,
                1.81%, 08/13/02..............    20,113,390
  2,116,000   Baxter International,
                1.80%, 07/19/02..............     2,113,884
 20,000,000   Baxter International,
                1.81%, 08/20/02..............    19,947,711
 10,000,000   Boeing Company,
                6.75%, 09/15/02..............    10,083,279
  8,230,000   Central Fidelity Bank,
                8.15%, 11/15/02..............     8,392,673
  7,000,000   DaimlerChrysler North,
                1.95%, 07/29/02..............     6,988,625
  7,000,000   Delphi Auto System Corp.,
                2.00%, 07/02/02..............     6,998,833
 12,000,000   Dow Chemical Company,
                1.92%, 07/15/02..............    11,989,760
  3,000,000   Dow Chemical Company,
                7.375%, 07/15/02.............     3,004,145
  2,200,000   Dow Chemical Company,
                7.375%, 07/15/02.............     2,202,242
 21,000,000   Duke Capital Corp.,
                1.87%, 07/22/02..............    20,974,911
 30,000,000   Executive Jet,
                1.79%, 07/09/02..............    29,985,084
 17,598,000   FPL Group Capital,
                2.00%, 07/12/02..............    17,585,291
 22,367,000   Golden Funding Corp.,
                1.81%, 09/20/02..............    22,273,661
 18,400,000   Goldman Sachs Group, L.P.,
                3.15%, 04/02/03..............    18,400,000
 12,444,000   Governor & Company of Bank One,
                1.86%, 12/17/02..............    12,334,057
 10,000,000   Harley-Davidson Funding,
                1.77%, 07/16/02..............     9,991,642
  6,560,000   Household Finance Corp.,
                6.125%, 07/15/02.............     6,568,265
 21,891,000   Household International, Inc.,
                1.85%, 08/05/02..............    21,849,377
  7,000,000   Houston Industries Finance,
                2.65%, 07/02/02..............     6,998,454
 17,838,000   Lockhart Funding LLC,
                1.89%, 08/23/02..............    17,786,493
  8,162,000   Lockhart Funding LLC,
                1.96%, 08/29/02..............     8,134,893
 25,108,000   Montauk Funding Corp.,
                1.80%, 07/11/02..............    25,092,935

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$ 5,351,000   National Rural Utilities,
                1.80%, 08/06/02..............  $  5,340,833
 14,895,000   National Rural Utilities,
                7.375%, 02/10/03.............    15,308,140
 21,501,000   Omnicom Capital, Inc.,
                2.10%, 07/22/02..............    21,472,153
  7,000,000   Progress Energy, Inc.,
                2.15%, 07/16/02..............     6,992,893
  9,800,000   SBC Communications, Inc.,
                2.76%, 06/05/03..............     9,938,616
  7,000,000   Sears Roebuck Acceptance Corp.,
                2.02%, 07/15/02..............     6,993,716
 13,143,000   Starfish Global Funding LLC,
                1.80%, 07/23/02..............    13,127,229
  8,536,000   Stellar Funding Group,
                1.79%, 07/03/02..............     8,534,302
 16,130,000   Summit Bancorp,
                8.625%, 12/10/02.............    16,565,275
 25,000,000   Thunder Bay Funding, Inc.,
                1.80%, 07/15/02..............    24,980,000
 18,887,000   Toronto Dominion Holdings,
                1.781%, 07/01/02.............    18,885,131
 10,000,000   United Healthcare Corp.,
                1.80%, 07/17/02..............     9,991,000
 10,000,000   United Healthcare Corp.,
                1.83%, 09/20/02..............     9,957,808
 30,000,000   Verizon Network Funding,
                1.80%, 07/09/02..............    29,985,000
    631,000   Windmill Funding Corp.,
                1.77%, 07/16/02..............       630,473
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
                $538,173,604)................   538,173,604
                                               ------------
              CERTIFICATES OF DEPOSIT -- 4.91%
 15,000,000   Union BanCal Corp.,
                1.84%, 08/01/02..............    14,974,700
 20,000,000   United States Trust Company,
                2.75%, 06/03/03..............    19,974,366
                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT
                (Cost $34,949,066)...........    34,949,066
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 4.78%
 16,000,000   Federal Home Loan Bank,
                2.00%, 02/14/03..............    16,000,000
 18,000,000   Freddie Mac,
                2.25%, 02/14/03..............    18,000,000
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $34,000,000).................    34,000,000
                                               ------------

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES
                (CONTINUED)
              SHORT TERM CORPORATE NOTES -- 14.45%
$21,000,000   American Express Credit,
                Floating Rate,
                1.84%(+), 03/25/03...........  $ 21,000,000
    700,000   Banc One Corp., Floating Rate,
                1.94%(+), 07/05/02...........       700,000
  4,007,000   Capital One Funding Corp.,
                Floating Rate,
                1.94%(+), 07/05/02...........     4,007,000
  9,000,000   Goldman Sachs Group, Floating
                Rate,
                2.137%(+), 07/15/03..........     9,000,000
 25,000,000   International Lease Finance,
                Floating Rate,
                2.115%(+), 02/11/03..........    25,000,000
  4,500,000   Lehman Brothers Holdings, Inc.,
                Floating Rate,
                2.023%(+), 07/15/02..........     4,501,528
  8,100,000   National Rural Utilities,
                Floating Rate,
                2.036%(+), 12/02/02..........     8,093,822
$13,000,000   Syndicated Loan Fund Trust,
                Floating Rate,
                2.00%(+), 12/09/02...........  $ 13,000,219

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
 17,500,000   Wyeth, Floating Rate,
                1.889%(+), 12/20/02..........    17,500,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $102,802,569)....   102,802,569
                                               ------------
              TOTAL SECURITIES (Cost
                $709,925,239)................   709,925,239
                                               ------------
              Total Investments -- 99.77%
                (Cost $709,925,239)..........   709,925,239
              Other assets less
                liabilities -- 0.23%.........     1,659,979
                                               ------------
              NET ASSETS -- 100.00%..........  $711,585,218
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $709,925,239.
---------------

(+) Variable rate security. Interest rate is subject to change weekly. The rate shown was in effect at June 30, 2002.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 90.29%
             BANKS -- 11.43%
$1,000,000   Abbey National PLC, Series EMTN,
               6.69%, 10/17/05...............  $  1,065,093
 2,000,000   ABN Amro Bank NV,
               7.25%, 05/31/05...............     2,171,598
 5,000,000   Bank of America Corp.,
               6.50%, 08/15/03...............     5,207,820
 2,000,000   Bank of America Corp.,
               5.25%, 02/01/07...............     2,041,640
 3,000,000   Bank of Montreal,
               7.80%, 04/01/07...............     3,329,190
 5,000,000   Bank One Corp.,
               7.625%, 08/01/05..............     5,479,815
 1,000,000   First Bank, Minnesota,
               7.55%, 06/15/04...............     1,072,721
 5,000,000   LB Baden -- Wuerttemberg,
               7.875%, 04/15/04..............     5,407,485
 3,430,000   Midland Bank PLC,
               8.625%, 12/15/04..............     3,805,811
 1,500,000   National Bank of Canada, Series
               B,
               8.125%, 08/15/04..............     1,631,097
 5,000,000   RBSG Capital Corp.,
               10.125%, 03/01/04.............     5,471,185
 3,000,000   Svenska Handelsbanken,
               8.125%, 08/15/07..............     3,416,949
                                               ------------
                                                 40,100,404
                                               ------------
             BROKERAGE -- 2.14%
 2,000,000   Bear Stearns & Company, Inc.,
               Series MTNB, Floating Rate,
               2.21%, 12/01/03(a)............     2,002,184
 5,000,000   Morgan Stanley,
               7.75%, 06/15/05...............     5,487,040
                                               ------------
                                                  7,489,224
                                               ------------
             FINANCIAL SERVICES -- 19.74%
 3,000,000   American General Finance, Series
               MTNF,
               2.21%, 01/09/04(a)............     3,001,239
 4,000,000   Associates Corp. N.A.,
               7.80%, 09/15/04...............     4,341,848
 4,000,000   Associates Corp. N.A.,
               7.625%, 04/27/05..............     4,384,292
 4,860,825   Copelco Capital Funding Corp.,
               Series 1999-B, Class A4,
               6.90%, 12/18/04...............     5,041,837
 2,500,000   Countrywide Home Loan, Series
               IBC, Floating Rate,
               2.03%, 01/23/03(a)............     2,502,233

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
$2,000,000   Ford Motor Credit Corp.,
               5.75%, 02/23/04...............  $  2,028,678
 1,000,000   General Electric Capital Corp.,
               8.70%, 03/01/07...............     1,160,100
 2,000,000   General Motors Acceptance Corp.,
               Series MTN,
               5.80%, 03/12/03...............     2,042,962
 2,500,000   General Motors Acceptance Corp.,
               5.75%, 11/10/03...............     2,562,930
 7,000,000   Heller Financial, Inc.,
               8.00%, 06/15/05...............     7,759,913
 6,000,000   Household Finance Corp.,
               8.00%, 05/09/05...............     6,463,008
 2,000,000   Household Finance Corp., Series
               MTN, Floating Rate,
               2.25%, 05/28/04(a)............     1,979,816
 2,000,000   International Lease Finance
               Corp., Series MTNG,
               8.15%, 10/01/04...............     2,175,312
 2,000,000   International Lease Finance
               Corp., Series MTNM,
               4.75%, 01/18/05...............     2,024,712
 2,000,000   International Lease Finance
               Corp.,
               5.65%, 08/15/06...............     2,033,138
 2,750,000   John Deere Capital Corp., Series
               MTND,
               5.52%, 04/30/04...............     2,833,564
 1,360,000   Lehman Brothers Holdings, Inc.,
               6.125%, 07/15/03..............     1,405,000
 1,905,000   Lehman Brothers Holdings, Inc.,
               7.25%, 10/15/03...............     2,006,331
 2,500,000   Lehman Brothers Holdings, Inc.,
               7.75%, 01/15/05...............     2,687,515
 1,118,593   Morgan Stanley Capital, Series
               1999-RM1, Class A1,
               6.37%, 12/15/31...............     1,179,252
 1,035,077   Morgan Stanley Capital, Series
               1999-CAM1, Class A1,
               6.54%, 03/15/32...............     1,077,280
 1,000,000   Wells Fargo & Company,
               6.625%, 07/15/04..............     1,066,741
 5,000,000   Wells Fargo & Company,
               6.75%, 06/01/05...............     5,371,425
 2,000,000   Wells Fargo Financial,
               6.125%, 02/15/06..............     2,108,572
                                               ------------
                                                 69,237,698
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             INSURANCE -- 1.44%
$5,000,000   Florida Windstorm
               Underwriting -- 144A,
               6.50%, 08/25/02...............  $  5,033,195
                                               ------------
             MACHINERY -- 0.58%
 2,000,000   Ingersoll-Rand Company,
               5.75%, 02/14/03...............     2,037,570
                                               ------------
             OIL, COAL & GAS -- 1.17%
 3,000,000   Conoco, Inc., Floating Rate,
               2.83%, 04/15/03(a)............     3,011,283
 1,000,000   Tosco Corp.,
               7.25%, 01/01/07...............     1,089,568
                                               ------------
                                                  4,100,851
                                               ------------
             PHARMACEUTICALS -- 1.47%
 5,000,000   Abbott Laboratories,
               5.125%, 07/01/04..............     5,169,315
                                               ------------
             PRIVATE ASSET BACKED: CREDIT CARDS -- 4.21%
 1,000,000   Dayton Hudson Credit Card Master
               Trust, Series 97-1A,
               6.25%, 08/25/05...............     1,013,883
 5,500,000   J.C. Penney Master Credit Card
               Trust, Series E, Class A,
               5.50%, 06/15/07...............     5,707,476
 5,000,000   MBNA Master Credit Card Trust,
               Series 2000-B, Class A,
               Floating Rate,
               1.96%(+), 07/15/05............     5,000,810
 1,670,000   Sears Credit Account Master
               Trust, Series 1996-3, Class A,
               7.00%, 07/15/08...............     1,751,264
 1,260,000   Travelers Bank Credit Card
               Master Trust, Series 1998-1,
               Class A,
               6.00%, 01/18/05...............     1,290,866
                                               ------------
                                                 14,764,299
                                               ------------
             PRIVATE ASSET BACKED: FINANCE -- 7.59%
 5,500,000   BMW Vehicle Lease Trust, Series
               2000-A, Class A4,
               6.67%, 10/25/03...............     5,755,514
 5,000,000   Capital One Auto Finance Trust,
               Series 2001-A, Class A4,
               5.40%, 05/15/08...............     5,215,900
 3,000,000   Caterpillar Financial Asset
               Trust, Series 2001-A, Class
               A3,
               4.85%, 04/25/07...............     3,077,427
   549,619   Copelco Capital Funding Corp.,
               Series 1998-A, Class A4,
               5.92%, 07/15/03...............       553,269

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: FINANCE (CONTINUED)
$4,406,435   FNF Funding LLC, Series 1, Class
               A,
               5.65%, 01/20/07...............  $  4,531,743
     9,254   Freddie Mac, Series MH1, Class
               A,
               10.15%, 04/15/06..............         9,289
 3,000,000   Marshall & Ilsley Auto Loan
               Trust, Series 2001-1, Class
               A4,
               4.97%, 03/20/07...............     3,100,212
 1,468,887   Nations Credit Grantor Trust,
               Series 1997, Class A,
               6.75%, 08/15/13...............     1,554,308
   768,734   Navistar Financial Corp. Owner
               Trust, Series 2000-A, Class
               A3,
               7.20%, 05/17/04...............       774,688
 2,000,000   Navistar Financial Corp. Owner
               Trust, Series 2001-A, Class
               A3,
               4.99%, 08/15/05...............     2,041,450
                                               ------------
                                                 26,613,800
                                               ------------
             PRIVATE ASSET BACKED: INSURANCE -- 0.25%
   815,100   Travelers Mortgage Securities
               Corp., Series 1, Class Z2,
               12.00%, 03/01/14..............       894,562
                                               ------------
             PRIVATE ASSET BACKED: MORTGAGE AND HOME
               EQUITY -- 9.98%
 2,500,000   Bank Boston Home Equity Loan
               Trust, Series 1998-1, Class
               A4,
               6.42%, 01/25/21...............     2,581,450
   982,449   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               2001-4, Class A1,
               5.06%, 11/15/16...............       984,944
 2,012,643   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               1998-C1, Class A1,
               6.34%, 06/16/30...............     2,120,374
 1,114,547   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               1999-C1, Class A1,
               5.91%, 02/14/31...............     1,162,246
   975,335   Chase Commercial Mortgage
               Securities Corp., Series
               1997-1, Class A2,
               7.37%, 06/19/29...............     1,056,997
 3,000,000   Contimortgage Home Equity Loan
               Trust, Series 1998-2, Class
               A7,
               6.57%, 03/15/23...............     3,158,571
   820,693   Credit Suisse First Boston
               Mortgage Securities Corp.,
               Series 2001-CF2, Class A1,
               5.257%, 02/15/34..............       846,946

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: MORTGAGE AND HOME EQUITY
               (CONTINUED)
$  973,142   DLJ Commercial Mortgage Corp.,
               Series 1998-CG1, Class A1A,
               6.11%, 06/10/31...............  $  1,021,095
 1,381,073   EQCC Home Equity Loan Trust,
               Series 1998-1, Class A6F,
               6.252%, 12/15/07..............     1,430,448
 2,019,457   First Union-Lehman Brothers
               Commercial Mortgage, Series
               1997-C1, Class A2,
               7.30%, 04/18/29...............     2,164,460
 1,559,767   Fleet Mortgage Securities,
               Series 2001-1, Class A1,
               6.00%, 07/28/29...............     1,586,651
 1,819,920   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2001-2, Class A1,
               5.26%, 08/11/33...............     1,875,191
   977,652   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2002-1A, Class A1,
               5.03%, 12/10/35...............     1,001,523
   978,748   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2001-3, Class A1,
               5.56%, 06/10/38...............     1,001,344
 3,219,820   IMC Home Equity Loan Trust,
               Series 1997-3, Class A7,
               7.08%, 08/20/28...............     3,359,612
 4,156,187   Residential Funding Mortgage
               Securities, Series 2000-HI2,
               Class AI3,
               7.90%, 02/25/15...............     4,274,281
 1,629,834   Residential Funding Mortgage
               Securities, Series 2001-HI3,
               Class AII,
               6.63%, 07/25/26...............     1,712,374
 3,500,000   Vendee Mortgage Trust, Series
               1996-1, Class K,
               6.75%, 11/15/12...............     3,661,315
                                               ------------
                                                 34,999,822
                                               ------------
             PRIVATE ASSET BACKED: OTHER -- 11.37%
 3,500,000   ANRC Auto Owner Trust, Series
               2000-A, Class A4,
               7.15%, 02/15/07...............     3,650,958
 2,000,000   Asset Securitization Corp.,
               Series 1997-D4, Class A1C,
               7.42%, 04/14/29...............     2,159,516
 5,400,000   California Infrastructure,
               Series 1997-1, Class A6,
               6.38%, 09/25/08...............     5,737,106

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: OTHER (CONTINUED)
$5,000,000   CIT Equipment Collateral, Series
               2002-VT1, Class A3,
               4.03%, 01/20/06...............  $  5,070,440
 3,042,117   CNH Equipment Trust, Series
               2000-B, Class A3,
               6.88%, 03/15/05...............     3,080,542
 3,000,000   CNH Equipment Trust, Series
               2000-A, Class A4,
               7.34%, 02/15/07...............     3,139,008
 1,908,546   Countrywide Asset Backed
               Certificates, Series 2, Class
               AF2,
               8.21%, 08/25/25...............     1,951,763
 1,500,000   Household Automotive Trust,
               Series 2001-2, Class A3,
               4.83%, 03/17/06...............     1,540,039
 3,500,000   Household Automotive Trust,
               Series 2002-1, Class A3,
               3.75%, 09/18/06...............     3,529,344
 3,000,000   John Deere Owner Trust, Series
               2001-A, Class A3,
               3.26%, 10/17/05...............     3,018,174
 1,000,000   Midstate Trust, Series 2, Class
               A4,
               9.625%, 04/01/03..............     1,020,720
 5,716,981   PBG Equipment Trust, Series 1A,
               Class A,
               6.27%, 01/20/12...............     5,980,917
                                               ------------
                                                 39,878,527
                                               ------------
             PRIVATE ASSET BACKED: PHARMACEUTICALS -- 0.43%
 1,455,709   Upjohn Company, Series A,
               9.79%, 02/01/04...............     1,505,334
                                               ------------
             PRIVATE ASSET BACKED: RECEIVABLES -- 8.00%
 2,450,924   Associates Automobile
               Receivables Trust, Series
               2000-1, Class A3,
               7.30%, 01/15/04...............     2,501,732
 4,000,000   Chevy Chase Auto Receivables
               Trust, Series 2001-2, Class
               A4,
               4.44%, 04/16/07...............     4,060,608
 2,000,000   Chevy Chase Auto Receivables
               Trust, Series 2001-2, Class
               A3,
               3.80%, 11/15/05...............     2,030,412
 5,000,000   CSXT Trade Receivables Trust,
               Series 1998-1, Class A,
               6.00%, 07/26/04...............     5,155,600
 3,460,549   Dealer Auto Receivable Trust,
               Series 2000-1, Class A3,
               7.07%, 05/17/04...............     3,511,925
 1,677,572   First Security Auto Owner Trust,
               Series 2000-2, Class A3,
               6.83%, 07/15/04...............     1,706,962

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: RECEIVABLES (CONTINUED)
$2,836,979   First Sierra Receivables, Series
               1999-1, Class A4,
               5.73%, 09/15/04...............  $  2,896,845
 1,110,003   Textron Financial Corp.
               Receivables Trust, Series
               1998-A, Class A2,
               5.89%, 01/15/05...............     1,110,003
 5,000,000   World Omni Auto Receivables
               Trust, Series 2001-B, Class
               A3,
               3.79%, 11/21/05...............     5,072,000
                                               ------------
                                                 28,046,087
                                               ------------
             PRIVATE ASSET BACKED: TRANSPORTATION -- 2.74%
 9,160,496   Railcar Trust, Series 1992-1,
               Class A,
               7.75%, 06/01/04...............     9,605,421
                                               ------------
             REAL ESTATE -- 1.09%
 2,000,000   EOP Operating LP,
               6.375%, 02/15/03..............     2,041,306
 1,725,000   EOP Operating LP,
               6.50%, 01/15/04...............     1,785,634
                                               ------------
                                                  3,826,940
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 3.25%
   500,000   AvalonBay Communities,
               6.50%, 07/15/03...............       516,112
 3,000,000   AvalonBay Communities, Series
               MTN,
               6.58%, 02/15/04...............     3,124,995
 2,500,000   Duke Realty Corp.,
               7.30%, 06/30/03...............     2,595,967
 3,000,000   HRPT Properties Trust, Class A,
               6.75%, 12/18/02...............     3,041,040
 1,000,000   Kimco Realty Corp.,
               6.50%, 10/01/03...............     1,036,161
 1,000,000   Kimco Realty Corp., Series MTNB,
               7.62%, 10/20/04...............     1,070,508
                                               ------------
                                                 11,384,783
                                               ------------
             RETAIL: SUPERMARKET -- 0.87%
 3,000,000   Supervalu, Inc.,
               7.80%, 11/15/02...............     3,042,054
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             SPECIAL PURPOSE ENTITY -- 1.20%
$4,000,000   First Union Corp.,
               9.375%, 04/15/03..............  $  4,206,732
                                               ------------
             UTILITIES -- 1.34%
 4,395,000   PG&E Corp., Series 1997-1, Class
               A8,
               6.48%, 12/26/09...............     4,708,157
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $311,017,482)...........   316,644,775
                                               ------------
             US GOVERNMENT AGENCY SECURITIES -- 5.77%
             FANNIE MAE -- 2.06%
 2,095,109   PL# 50903, 6.00%, 09/01/08......     2,139,368
 2,363,500   PL# 609771, 6.00%, 09/01/08.....     2,467,785
 2,575,795   PL# 50973, 6.00%, 01/01/09......     2,630,209
                                               ------------
                                                  7,237,362
                                               ------------
             FEDERAL HOME LOAN BANK -- 2.49%
 8,500,000   Series 306,
               4.625%, 04/15/05..............     8,733,418
                                               ------------
             FREDDIE MAC -- 1.22%
   161,328   PL# 850082, 9.00%, 10/01/05.....       169,083
    58,478   PL# D06777, 7.50%, 03/01/08.....        61,443
 1,543,019   PL# E00532, 6.50%, 02/01/13.....     1,601,172
 2,312,793   PL# E00542, 6.50%, 04/01/13.....     2,399,957
    30,318   PL# 306816, 7.00%, 01/01/18.....        30,329
                                               ------------
                                                  4,261,984
                                               ------------
             TOTAL US GOVERNMENT AGENCY
               SECURITIES (Cost
               $19,964,205)..................    20,232,764
                                               ------------
             FOREIGN GOVERNMENT OBLIGATIONS -- 2.42%
 3,000,000   Hydro Quebec,
               7.49%, 07/30/03...............     3,148,434
 5,000,000   Hydro Quebec, Series MTNB,
               6.52%, 02/23/06...............     5,341,850
                                               ------------
             TOTAL FOREIGN GOVERNMENT
               OBLIGATIONS (Cost
               $8,262,703)...................     8,490,284
                                               ------------
             TOTAL SECURITIES (Cost
               $339,244,390).................   345,367,823
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             REPURCHASE AGREEMENT -- 1.01%
$3,554,311   With Investors Bank & Trust,
               dated 06/28/02, 1.03%, due
               07/01/02, repurchase proceeds
               at maturity $3,554,616
               (Collateralized by Fannie Mae,
               6.50%, due 09/25/29, with a
               value of $3,732,027) (Cost
               $3,554,311)...................  $  3,554,311
                                               ------------
             Total Investments -- 99.49%
               (Cost $342,798,701)...........   348,922,134
             Other assets less
               liabilities -- 0.51%..........     1,780,200
                                               ------------
             NET ASSETS -- 100.00%...........  $350,702,334
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $342,798,701.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $6,531,938
    Gross unrealized depreciation............    (408,505)
                                               ----------
    Net unrealized appreciation..............  $6,123,433
                                               ==========

---------------

(a) Quarterly reset provision. The rate shown was in effect at June 30, 2002.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2002.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 34.37%
              US TREASURY BOND -- 1.48%
$ 4,000,000   6.125%, 08/15/29(a)............  $  4,248,236
                                               ------------
              US TREASURY INFLATION INDEX -- 4.07%
 11,123,200   3.625%, 01/15/08...............    11,644,600
                                               ------------
              US TREASURY NOTES -- 28.82%
  5,000,000   5.625%, 12/31/02...............     5,095,840
  5,000,000   5.50%, 03/31/03................     5,135,800
  5,000,000   3.625%, 08/31/03...............     5,081,840
 30,000,000   3.00%, 01/31/04................    30,195,630
 11,000,000   6.50%, 10/15/06................    12,109,526
 20,000,000   3.50%, 11/15/06(a).............    19,643,760
  2,000,000   4.75%, 11/15/08(a).............     2,036,590
  3,000,000   5.75%, 08/15/10(a).............     3,209,064
                                               ------------
                                                 82,508,050
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $95,913,823)...........    98,400,886
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 42.19%
              FANNIE MAE -- 13.94%
 10,000,000   5.125%, 02/13/04...............    10,375,960
 10,000,000   5.00%, 01/20/07................    10,230,310
  5,000,000   5.00%, 05/14/07(a).............     5,087,860
  4,000,000   6.25%, 07/19/11................     4,126,376
 10,000,000   6.00%, 01/18/12(a).............    10,098,910
                                               ------------
                                                 39,919,416
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.71%
  2,000,000   5.50%, 01/21/03................     2,038,432
                                               ------------
              FEDERAL FARM CREDIT BANK -- 1.79%
  5,000,000   4.375%, 04/15/05...............     5,116,550
                                               ------------
              FREDDIE MAC -- 14.24%
  7,000,000   5.625%, 03/20/06...............     7,169,218
  6,000,000   5.75%, 04/15/08................     6,328,134
  5,000,000   6.625%, 09/15/09...............     5,484,300
  6,000,000   6.875%, 09/15/10...............     6,666,948
  5,000,000   6.375%, 08/01/11(a)............     5,212,570
  3,000,000   CMO, Series 1574,
                6.50%, 02/15/21..............     3,109,557
  5,300,000   CMO, Series 1500,
                7.00%, 06/15/22..............     5,634,801
     98,361   CMO, Series 31, Floating Rate,
                2.28%(+), 08/25/23...........        98,506
    722,000   6.75%, 03/15/31................       775,877

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC (CONTINUED)
$   304,000   6.25%, 07/15/32................  $    305,640
                                               ------------
                                                 40,785,551
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 5.19%
      9,132   PL# 328000, 7.50%, 06/15/07....         9,702
      2,046   PL# 328084, 7.50%, 07/15/07....         2,174
     13,767   PL# 322072, 7.50%, 08/15/07....        14,627
     36,124   PL# 323189, 7.50%, 08/15/07....        38,379
     62,850   PL# 328188, 7.50%, 08/15/07....        66,774
     79,177   PL# 328192, 7.50%, 08/15/07....        84,120
     28,414   PL# 328200, 7.50%, 08/15/07....        30,188
    109,813   PL# 329060, 7.50%, 08/15/07....       116,668
    108,831   PL# 332267, 7.50%, 08/15/07....       115,625
      3,983   PL# 335542, 7.50%, 08/15/07....         4,232
     42,856   PL# 335995, 7.50%, 08/15/07....        45,531
     94,049   PL# 297619, 7.50%, 09/15/07....        99,920
     72,690   PL# 332704, 7.50%, 09/15/07....        77,227
     28,031   PL# 333320, 7.50%, 09/15/07....        29,781
     42,075   PL# 333709, 7.50%, 09/15/07....        44,701
     93,514   PL# 369749, 6.50%, 09/15/08....        97,535
    119,808   PL# 345975, 6.50%, 10/15/08....       124,959
    272,849   PL# 374726, 6.50%, 10/15/08....       284,582
     81,225   PL# 345973, 6.50%, 11/15/08....        84,718
     58,368   PL# 363874, 6.50%, 11/15/08....        60,877
    125,724   PL# 366531, 6.50%, 11/15/08....       131,130
    134,621   PL# 370448, 6.50%, 11/15/08....       140,410
    157,856   PL# 371094, 6.50%, 11/15/08....       164,644
  1,929,694   PL# 2483, 7.00%, 09/20/27......     2,000,496
  6,262,117   PL# 2631, 7.00%, 08/20/28......     6,491,880
  4,333,218   PL# 2645, 7.00%, 09/20/28......     4,492,208
                                               ------------
                                                 14,853,088
                                               ------------
              HOUSING AND URBAN DEVELOPMENT -- 1.75%
  5,000,000   Series 97-A, 6.23%, 08/01/02...     5,017,680
                                               ------------
              SMALL BUSINESS ADMINISTRATION -- 1.40%
  4,000,000   5.886%, 09/10/11...............     4,017,500
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 2.02%
  2,500,000   Series A, 6.375%,
                06/15/05(a)..................     2,686,228
  3,000,000   Series G, 5.375%, 11/13/08.....     3,083,481
                                               ------------
                                                  5,769,709
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              US GOVERNMENT GUARANTEED BOND -- 1.15%
$ 3,159,220   6.12%, 04/01/08................  $  3,298,289
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $116,762,745)................   120,816,215
                                               ------------
              CORPORATE BONDS AND NOTES -- 8.87%
              CONSUMER GOODS AND SERVICES -- 0.36%
  1,000,000   Eastman Kodak Company,
                6.375%, 06/15/06(a)..........     1,021,536
                                               ------------
              FINANCIAL SERVICES -- 1.46%
  2,000,000   Ford Motor Credit Company,
                7.50%, 03/15/05..............     2,091,610
  2,000,000   General Electric Capital Corp.,
                Series MTNA,
                6.75%, 09/11/03..............     2,096,426
                                               ------------
                                                  4,188,036
                                               ------------
              SHIPBUILDING -- 0.69%
  1,748,000   Sulphur Carriers, Series 2009,
                8.30%, 10/15/09..............     1,981,008
                                               ------------
              SPECIAL PURPOSE ENTITY -- 6.36%
  5,112,711   Overseas Private Invest,
                5.14%, 08/15/07..............     5,137,856
  3,863,635   Overseas Private Invest,
                7.45%, 12/15/10..............     4,240,765
  8,214,286   Overseas Private Invest, Series
                1997,
                7.05%, 11/15/13..............     8,823,375
                                               ------------
                                                 18,201,996
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $24,233,445)...........    25,392,576
                                               ------------
              FOREIGN GOVERNMENT OBLIGATION -- 0.72%
  2,000,000   Republic of Italy,
                5.25%, 04/05/06 (Cost
                $1,992,323)..................     2,060,912
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 11.24%
              FANNIE MAE -- 0.17%
    500,000   1.72%, 07/17/02................       499,570
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.35%
  1,000,000   1.70%, 07/24/02................       998,819
                                               ------------
              FREDDIE MAC -- 10.72%
  1,000,000   1.71%, 07/02/02................       999,857
  2,102,000   1.71%, 07/03/02................     2,101,601
    700,000   1.71%, 07/16/02................       699,435
  4,300,000   1.71%, 07/16/02................     4,296,528

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES
                (CONTINUED)
              FREDDIE MAC (CONTINUED)
  7,100,000   1.72%, 07/18/02................     7,093,555
$15,500,000   1.71%, 07/19/02................  $ 15,485,275
                                               ------------
                                                 30,676,251
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $32,174,640)...........    32,174,640
                                               ------------
              COMMERCIAL PAPER -- 1.89%
  1,500,000   General Motors Acceptance
                Corp.,
                2.05%, 07/31/02..............     1,497,267
  1,000,000   Houston Industries Finance
                Company,
                2.65%, 07/02/02..............       999,779
  1,700,000   Progress Energy, Inc.,
                2.15%, 07/16/02..............     1,698,274
  1,228,612   Morgan Stanley,
                2.08%, 11/08/02(b)...........     1,228,612
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
                $5,423,932)..................     5,423,932
                                               ------------
              TIME DEPOSITS -- 7.78%
  2,480,051   American Express Centurion
                Bank,
                1.79%, 07/08/02(b)...........     2,480,051
    992,021   American Express Centurion
                Bank,
                1.79%, 07/22/02(b)...........       992,021
    496,010   Bank of Montreal,
                1.77%, 07/08/02(b)...........       496,010
  1,984,041   Bank of Nova Scotia,
                1.80%, 07/15/02(b)...........     1,984,041
    248,005   Bayerische HypoVereinsbank,
                1.93%, 07/03/02(b)...........       248,005
  1,736,036   Bayerische HypoVereinsbank,
                1.80%, 08/08/02(b)...........     1,736,036
    744,015   Bayerische HypoVereinsbank,
                1.80%, 09/19/02(b)...........       744,015
    744,015   Credit Agricole,
                1.94%, 07/01/02(b)...........       744,015
  6,200,128   Den Danske Bank,
                1.78%, 07/30/02(b)...........     6,200,128
    496,010   Harris Trust and Savings Bank,
                1.80%, 09/18/02(b)...........       496,010
  3,174,465   Royal Bank of Canada,
                1.94%, 07/01/02(b)...........     3,174,465
  2,976,062   Toronto Dominion,
                1.83%, 08/29/02(b)...........     2,976,062
                                               ------------
              TOTAL TIME DEPOSITS (Cost
                $22,270,859).................    22,270,859
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 8.18%
$ 1,113,379   American Honda Finance,
                Floating Rate,
                1.82%(+), 04/08/03(b)........  $  1,113,379
    614,307   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.79%(+), 11/04/02(b)........       614,307
  2,390,255   Fleet National Bank, Floating
                Rate,
                2.00%(+), 07/03/02(b)........     2,390,255
  2,603,166   Goldman Sachs, Floating Rate,
                1.98%(+), 07/08/02(b)........     2,603,166
    730,116   Goldman Sachs, Floating Rate,
                2.12%(+), 08/05/02(b)........       730,116
  1,228,612   Merrill Lynch & Company,
                Floating Rate,
                1.91%(+), 11/26/02(b)........     1,228,612
  3,992,989   Merrill Lynch & Company,
                Floating Rate,
                1.92%(+), 04/16/03(b)........     3,992,989
  4,607,295   Morgan Stanley, Floating Rate,
                2.05%(+), 07/02/02(b)........     4,607,295
  6,143,060   Morgan Stanley, Floating Rate,
                2.05%(+), 03/25/03(b)........     6,143,060
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $23,423,179).....    23,423,179
                                               ------------
  SHARES                                          VALUE
  ------                                       ------------
              REGULATED INVESTMENT COMPANY -- 0.70%
  1,996,495   Merrimac Cash Fund -- Premium
                Class(b) (Cost $1,996,495)...  $  1,996,495
                                               ------------
              Total Investments -- 115.94%
                (Cost $324,191,441)..........   331,959,694
              Liabilities less other
                assets -- (15.94)%...........   (45,640,140)
                                               ------------
              NET ASSETS -- 100.00%..........  $286,319,554
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $324,191,441.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $7,860,120
    Gross unrealized depreciation............     (91,867)
                                               ----------
    Net unrealized appreciation..............  $7,768,253
                                               ==========

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2002.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              US TREASURY SECURITIES -- 23.52%
              US TREASURY BONDS -- 17.78%
$ 8,405,000   10.375%, 11/15/12(a)...................................  $   10,802,719
  4,880,000   9.25%, 02/15/16(a).....................................       6,706,345
 13,600,000   8.875%, 08/15/17(a)....................................      18,343,870
 18,860,000   8.125%, 08/15/19(a)....................................      24,157,698
 31,320,000   8.50%, 02/15/20(a).....................................      41,503,667
 25,850,000   8.00%, 11/15/21(a).....................................      33,063,753
 15,090,000   6.125%, 11/15/27(a)....................................      15,957,162
    515,000   5.375%, 02/15/31.......................................         504,298
                                                                       --------------
                                                                          151,039,512
                                                                       --------------
              US TREASURY NOTES -- 3.18%
 24,910,000   6.00%, 07/31/02(a).....................................      25,005,530
  2,025,000   4.875%, 02/15/12.......................................       2,032,594
                                                                       --------------
                                                                           27,038,124
                                                                       --------------
              US TREASURY STRIPS -- 2.56%
 33,380,000   Zero coupon, 05/15/17..................................      14,139,401
 24,125,000   Zero coupon, 11/15/21..................................       7,632,161
                                                                       --------------
                                                                           21,771,562
                                                                       --------------
              TOTAL US TREASURY SECURITIES (Cost $196,242,786).......     199,849,198
                                                                       --------------
              US GOVERNMENT AGENCY SECURITIES -- 44.90%
              FANNIE MAE -- 31.59%
     46,804   PL# 323250, 6.00%, 08/01/13............................          47,793
    347,325   PL# 535103, 7.00%, 01/01/15............................         365,017
  5,387,302   PL# 535675, 7.00%, 01/01/16*...........................       5,661,720
    143,965   PL# 253698, 6.00%, 02/01/16............................         147,006
    281,921   PL# 549659, 7.00%, 02/01/16............................         296,281
    344,751   PL# 550440, 7.00%, 02/01/16............................         362,312
  1,315,322   PL# 568409, 6.00%, 03/01/16............................       1,343,108
  1,011,837   PL# 572658, 6.00%, 04/01/16............................       1,033,212
  1,897,705   PL# 574004, 6.00%, 04/01/16*...........................       1,937,794
  1,878,056   PL# 574896, 6.00%, 04/01/16*...........................       1,917,729
  1,801,070   PL# 576105, 6.00%, 04/01/16............................       1,839,118
  1,657,259   PL# 579224, 6.00%, 04/01/16............................       1,692,269
  1,166,530   PL# 579710, 6.00%, 04/01/16............................       1,191,173
  1,026,185   PL# 357120, 6.00%, 05/01/16............................       1,047,863
  1,105,246   PL# 576381, 6.00%, 05/01/16............................       1,128,594
  1,857,942   PL# 577525, 6.00%, 05/01/16............................       1,897,191
  1,451,222   PL# 578769, 6.00%, 05/01/16............................       1,481,879
  1,864,755   PL# 578771, 6.00%, 05/01/16*...........................       1,904,148
  1,151,069   PL# 580607, 6.00%, 05/01/16............................       1,175,385
  1,778,045   PL# 580969, 6.00%, 05/01/16............................       1,815,607

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 1,495,845   PL# 583058, 6.00%, 05/01/16............................  $    1,527,445
  1,646,251   PL# 583244, 6.00%, 05/01/16............................       1,681,028
  1,249,063   PL# 586040, 6.00%, 06/01/16............................       1,275,449
  1,469,917   PL# 253883, 6.00%, 08/01/16............................       1,500,969
     23,289   PL# 595718, 6.00%, 08/01/16............................          23,781
    296,580   PL# 253990, 7.00%, 09/01/16............................         311,687
  1,242,515   PL# 595688, 6.00%, 09/01/16............................       1,268,763
    207,970   PL# 598125, 7.00%, 09/01/16............................         218,563
     22,755   PL# 618807, 6.00%, 09/01/16............................          23,236
    216,093   PL# 580179, 7.00%, 10/01/16............................         227,100
  1,298,468   PL# 611322, 6.00%, 10/01/16............................       1,325,898
    163,838   PL# 611323, 7.00%, 10/01/16............................         172,183
  1,048,581   PL# 613320, 6.00%, 11/01/16............................       1,070,733
  1,926,505   PL# 254088, 5.50%, 12/01/16............................       1,930,117
  1,542,057   PL# 254089, 6.00%, 12/01/16............................       1,574,633
  1,952,395   PL# 566869, 5.50%, 12/01/16............................       1,956,056
  2,881,915   PL# 593484, 5.50%, 12/01/16............................       2,887,318
  3,821,410   PL# 601438, 5.50%, 12/01/16............................       3,828,575
  3,312,952   PL# 611695, 5.50%, 12/01/16............................       3,319,163
  2,917,832   PL# 611884, 5.50%, 12/01/16............................       2,923,303
  1,956,232   PL# 613910, 5.50%, 12/01/16............................       1,959,900
  2,908,438   PL# 614211, 5.50%, 12/01/16............................       2,913,891
  3,902,570   PL# 614215, 5.50%, 12/01/16............................       3,909,887
  1,950,103   PL# 614748, 5.50%, 12/01/16............................       1,953,759
    456,070   PL# 616422, 5.50%, 12/01/16............................         456,925
  2,908,639   PL# 616425, 5.50%, 12/01/16............................       2,914,093
  1,941,892   PL# 617102, 5.50%, 12/01/16............................       1,945,533
  1,946,172   PL# 617109, 5.50%, 12/01/16............................       1,949,821
  2,918,054   PL# 618454, 5.50%, 12/01/16............................       2,923,525
  3,161,957   PL# 618464, 5.50%, 12/01/16............................       3,167,885
  1,954,543   PL# 620979, 5.50%, 12/01/16............................       1,958,207
  2,897,637   PL# 622080, 5.50%, 12/01/16............................       2,903,070
    150,656   PL# 622461, 5.50%, 12/01/16............................         150,939
  1,632,382   PL# 622526, 6.00%, 12/01/16............................       1,666,866
  2,276,381   PL# 622578, 5.50%, 12/01/16............................       2,280,649
  1,344,615   PL# 647572, 6.00%, 12/01/16............................       1,373,020
  1,949,372   PL# 566870, 5.50%, 01/01/17............................       1,953,027
  2,906,179   PL# 612847, 5.50%, 01/01/17............................       2,911,628
  1,950,435   PL# 615179, 5.50%, 01/01/17............................       1,954,092
  1,945,130   PL# 621055, 5.50%, 01/01/17............................       1,948,777
  4,572,657   PL# 625805, 5.50%, 01/01/17............................       4,581,231
  1,380,413   PL# 625988, 6.00%, 01/01/17............................       1,409,575
    307,777   PL# 609699, 5.50%, 02/01/17............................         308,354

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 1,347,576   PL# 623880, 6.00%, 02/01/17............................  $    1,376,044
    504,095   PL# 254235, 6.00%, 03/01/17............................         514,744
  1,902,387   PL# 631326, 6.00%, 03/01/17*...........................       1,942,575
  1,080,676   PL# 634761, 6.00%, 03/01/17............................       1,103,505
  1,029,324   PL# 637066, 6.00%, 03/01/17............................       1,051,069
  1,038,166   PL# 643276, 6.00%, 03/01/17............................       1,060,097
  1,688,452   PL# 626802, 6.00%, 04/01/17............................       1,724,121
    493,703   PL# 632863, 6.00%, 04/01/17............................         504,132
  1,831,975   PL# 638109, 6.00%, 04/01/17............................       1,870,676
    541,505   PL# 640175, 5.50%, 04/01/17............................         542,520
  1,090,342   PL# 642460, 6.00%, 04/01/17............................       1,113,376
    326,551   PL# 642729, 6.00%, 04/01/17............................         333,450
  1,049,182   PL# 598438, 6.00%, 05/01/17............................       1,071,346
    107,204   PL# 598942, 6.00%, 05/01/17............................         109,468
  5,720,272   PL# 619100, 6.00%, 05/01/17*...........................       5,841,113
    394,511   PL# 626806, 6.00%, 05/01/17............................         402,845
    463,933   PL# 632367, 6.00%, 05/01/17............................         473,734
    381,445   PL# 633631, 6.00%, 05/01/17............................         389,503
  1,991,854   PL# 634700, 6.00%, 05/01/17*...........................       2,033,932
  1,624,997   PL# 641062, 6.00%, 05/01/17............................       1,659,325
  2,987,880   PL# 641791, 6.00%, 05/01/17*...........................       3,050,999
    386,446   PL# 643145, 6.00%, 05/01/17............................         394,610
    517,193   PL# 643516, 5.50%, 05/01/17............................         518,162
    171,589   PL# 643930, 6.00%, 05/01/17............................         175,214
  1,811,793   PL# 644762, 6.00%, 05/01/17............................       1,850,067
    428,863   PL# 644984, 6.00%, 05/01/17............................         437,923
  1,295,275   PL# 644987, 6.00%, 05/01/17............................       1,322,638
  1,461,041   PL# 647533, 6.00%, 05/01/17............................       1,491,906
  1,387,489   PL# 647726, 6.00%, 05/01/17............................       1,416,800
  1,558,380   PL# 647730, 6.00%, 05/01/17............................       1,591,301
 19,924,871   PL# 254342, 6.00%, 06/01/17*...........................      20,345,783
    499,950   PL# 598443, 6.00%, 06/01/17............................         510,511
    511,047   PL# 598946, 6.00%, 06/01/17............................         521,843
    564,282   PL# 633375, 6.00%, 06/01/17............................         576,203
  1,000,000   PL# 635017, 6.00%, 06/01/17............................       1,021,125
    499,950   PL# 638811, 6.00%, 06/01/17............................         510,511
    499,950   PL# 642503, 6.00%, 06/01/17............................         510,511
    318,155   PL# 643446, 5.50%, 06/01/17............................         318,752
  1,000,000   PL# 645147, 6.00%, 06/01/17............................       1,021,125
    537,335   PL# 646999, 6.00%, 06/01/17............................         548,686
    164,618   PL# 648419, 5.50%, 06/01/17............................         164,927
    512,439   PL# 648466, 6.00%, 06/01/17............................         523,264
    499,951   PL# 650683, 6.00%, 06/01/17............................         510,512

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$   364,900   PL# 254372, 6.00%, 07/01/17............................  $      372,609
  1,000,000   PL# 635129, 6.00%, 07/01/17............................       1,021,125
     55,995   PL# 492742, 7.00%, 05/01/29............................          58,055
     27,773   PL# 503916, 7.50%, 06/01/29............................          29,159
  3,686,321   PL# 252571, 7.00%, 07/01/29*...........................       3,821,893
     46,218   PL# 508415, 7.00%, 08/01/29............................          47,917
     72,548   PL# 252716, 7.00%, 09/01/29............................          75,217
    107,087   PL# 511202, 7.00%, 09/01/29............................         111,025
    787,558   PL# 323967, 7.00%, 10/01/29............................         816,522
    203,138   PL# 515946, 7.00%, 10/01/29............................         210,609
     26,827   PL# 531092, 7.50%, 10/01/29............................          28,166
    277,580   PL# 524164, 7.00%, 11/01/29............................         287,789
    738,217   PL# 526053, 7.00%, 12/01/29............................         765,367
    413,341   PL# 535030, 7.00%, 12/01/29............................         428,545
    729,525   PL# 524657, 7.00%, 01/01/30............................         756,354
     11,673   PL# 527717, 7.50%, 01/01/30............................          12,256
     71,517   PL# 647556, 7.00%, 01/01/30............................          74,148
    269,722   PL# 528107, 7.00%, 02/01/30............................         279,642
    217,868   PL# 531497, 7.00%, 02/01/30............................         225,880
    211,246   PL# 531735, 7.00%, 02/01/30............................         219,015
    182,718   PL# 535159, 7.00%, 02/01/30............................         189,438
    734,729   PL# 535195, 7.00%, 03/01/30............................         761,750
    369,358   PL# 535277, 7.00%, 04/01/30............................         382,942
      7,380   PL# 536337, 7.50%, 04/01/30............................           7,749
     15,841   PL# 253264, 7.00%, 05/01/30............................          16,424
     20,107   PL# 537176, 7.50%, 05/01/30............................          21,111
     30,497   PL# 538314, 7.50%, 05/01/30............................          32,020
    581,259   PL# 539934, 7.50%, 05/01/30............................         610,288
     26,040   PL# 253346, 7.50%, 06/01/30............................          27,341
     16,470   PL# 531225, 7.50%, 06/01/30............................          17,292
     24,695   PL# 540211, 7.50%, 06/01/30............................          25,928
      9,984   PL# 504915, 7.50%, 07/01/30............................          10,483
     18,115   PL# 539183, 7.50%, 07/01/30............................          19,020
    535,443   PL# 540226, 7.50%, 07/01/30............................         562,183
     24,839   PL# 541401, 7.50%, 07/01/30............................          26,080
     28,010   PL# 542999, 7.50%, 08/01/30............................          29,409
     24,388   PL# 548026, 7.50%, 08/01/30............................          25,606
  1,172,209   PL# 548822, 7.00%, 08/01/30............................       1,215,319
     25,342   PL# 544583, 7.50%, 09/01/30............................          26,607
     29,688   PL# 550544, 7.50%, 09/01/30............................          31,170
     22,126   PL# 550901, 7.50%, 09/01/30............................          23,230
      7,896   PL# 553230, 7.50%, 09/01/30............................           8,290
    326,669   PL# 253479, 7.00%, 10/01/30............................         338,683

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 1,845,360   PL# 253480, 7.50%, 10/01/30............................  $    1,937,519
      6,109   PL# 511786, 7.50%, 10/01/30............................           6,414
    306,530   PL# 549962, 7.00%, 10/01/30............................         317,803
  1,115,100   PL# 549975, 7.00%, 10/01/30............................       1,156,110
     87,923   PL# 552603, 7.00%, 10/01/30............................          91,156
  1,135,348   PL# 554493, 7.00%, 10/01/30............................       1,177,102
    261,783   PL# 559277, 7.00%, 10/01/30............................         271,410
     23,110   PL# 560794, 7.50%, 10/01/30............................          24,264
     27,112   PL# 558362, 7.50%, 11/01/30............................          28,466
    640,507   PL# 558519, 7.50%, 11/01/30............................         672,495
  1,170,493   PL# 560384, 7.00%, 11/01/30............................       1,213,540
     16,849   PL# 561829, 7.50%, 11/01/30............................          17,691
     32,424   PL# 259141, 7.50%, 12/01/30............................          34,043
     25,963   PL# 533841, 7.50%, 12/01/30............................          27,260
    785,895   PL# 559313, 7.00%, 12/01/30............................         814,798
     18,295   PL# 561172, 7.50%, 12/01/30............................          19,209
     26,525   PL# 561678, 7.50%, 12/01/30............................          27,850
     18,151   PL# 562010, 7.50%, 12/01/30............................          19,058
     24,960   PL# 564004, 7.50%, 12/01/30............................          26,206
    726,890   PL# 564007, 7.50%, 12/01/30............................         763,191
     25,453   PL# 564080, 7.50%, 12/01/30............................          26,725
    267,599   PL# 564183, 7.00%, 12/01/30............................         277,441
     36,112   PL# 564529, 7.50%, 12/01/30............................          37,915
  1,899,743   PL# 567084, 7.50%, 12/01/30............................       1,994,619
     71,439   PL# 253583, 7.00%, 01/01/31............................          74,066
     25,697   PL# 559741, 7.50%, 01/01/31............................          26,980
     29,619   PL# 560596, 7.50%, 01/01/31............................          31,098
     18,630   PL# 561483, 7.50%, 01/01/31............................          19,561
    182,008   PL# 566000, 7.00%, 01/01/31............................         188,701
    287,048   PL# 566441, 7.00%, 01/01/31............................         297,605
     38,811   PL# 568302, 7.50%, 01/01/31............................          40,750
  2,191,631   PL# 568512, 7.50%, 01/01/31............................       2,301,083
  1,715,823   PL# 572172, 7.50%, 01/01/31............................       1,801,513
  2,432,510   PL# 253643, 7.50%, 02/01/31............................       2,553,992
     21,913   PL# 535722, 7.00%, 02/01/31............................          22,719
  1,144,774   PL# 566658, 7.00%, 02/01/31............................       1,186,875
    205,533   PL# 567593, 7.00%, 02/01/31............................         213,092
     38,250   PL# 569361, 7.50%, 02/01/31............................          40,160
    543,353   PL# 570589, 7.50%, 02/01/31............................         570,489
  3,245,587   PL# 571591, 7.50%, 02/01/31............................       3,407,675
     31,347   PL# 575285, 7.50%, 03/01/31............................          32,912
  1,124,520   PL# 253711, 7.00%, 04/01/31............................       1,165,876
  3,554,524   PL# 535811, 6.50%, 04/01/31*...........................       3,629,052

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    21,477   PL# 545078, 7.50%, 04/01/31............................  $       22,550
     36,961   PL# 580377, 7.50%, 04/01/31............................          38,807
    150,286   PL# 571939, 7.00%, 05/01/31............................         155,813
     22,992   PL# 579794, 7.50%, 05/01/31............................          24,140
    693,986   PL# 580822, 7.00%, 05/01/31............................         719,509
     11,240   PL# 581402, 7.50%, 05/01/31............................          11,801
     43,858   PL# 584923, 7.50%, 05/01/31............................          46,048
     44,712   PL# 585087, 7.50%, 06/01/31............................          46,945
     29,792   PL# 589405, 7.50%, 06/01/31............................          31,280
    348,219   PL# 589893, 7.00%, 06/01/31............................         361,025
     29,453   PL# 592129, 7.50%, 06/01/31............................          30,924
     49,872   PL# 592923, 7.50%, 06/01/31............................          52,363
     76,425   PL# 593841, 7.00%, 07/01/31............................          79,236
    546,741   PL# 593988, 7.50%, 07/01/31............................         574,046
    775,178   PL# 595172, 7.50%, 07/01/31............................         813,891
     78,194   PL# 596248, 7.00%, 07/01/31............................          81,070
    514,763   PL# 596285, 7.50%, 08/01/31............................         540,471
    640,146   PL# 601295, 7.50%, 08/01/31............................         672,115
     12,250   PL# 579534, 7.50%, 09/01/31............................          12,861
    928,561   PL# 606552, 7.00%, 09/01/31............................         962,711
    738,065   PL# 608291, 7.50%, 09/01/31............................         774,925
  1,151,863   PL# 609496, 7.00%, 09/01/31............................       1,194,225
    500,399   PL# 254008, 7.00%, 10/01/31............................         518,802
    214,105   PL# 602875, 7.00%, 10/01/31............................         221,979
    545,572   PL# 606361, 7.50%, 10/01/31............................         572,818
    794,467   PL# 606600, 7.00%, 10/01/31............................         823,685
    300,579   PL# 610128, 7.00%, 10/01/31............................         311,633
  1,137,241   PL# 610652, 7.00%, 10/01/31............................       1,179,066
  1,157,806   PL# 254051, 7.00%, 11/01/31............................       1,200,386
    155,728   PL# 607531, 7.00%, 11/01/31............................         161,455
    112,320   PL# 614903, 7.00%, 12/01/31............................         116,450
     65,090   PL# 625083, 7.00%, 01/01/32............................          67,483
     24,055   PL# 630567, 7.00%, 03/01/32............................          24,940
    256,527   PL# 634306, 7.00%, 03/01/32............................         265,961
    636,769   PL# 647985, 6.00%, 03/01/32............................         635,899
    475,447   PL# 636595, 7.00%, 04/01/32............................         492,932
    407,021   PL# 636815, 6.00%, 04/01/32............................         406,465
    561,523   PL# 626300, 6.00%, 06/01/32............................         560,755
    705,000   PL# 629779, 6.00%, 06/01/32............................         704,036
  1,207,091   PL# 631409, 6.00%, 06/01/32............................       1,205,441
    499,250   PL# 641707, 6.00%, 06/01/32............................         498,569
    716,538   PL# 642815, 6.00%, 06/01/32............................         715,559
    753,007   PL# 644894, 6.00%, 06/01/32............................         751,978

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    38,418   PL# 644912, 6.00%, 06/01/32............................  $       38,365
    848,780   PL# 647041, 6.00%, 06/01/32............................         847,620
    151,120   PL# 649040, 6.00%, 06/01/32............................         150,914
    500,650   PL# 649804, 6.00%, 06/01/32............................         499,966
    815,370   PL# 649811, 6.00%, 06/01/32............................         814,255
    530,255   PL# 254377, 6.00%, 07/01/32............................         529,530
    228,350   PL# 650397, 6.00%, 07/01/32............................         228,038
 32,000,000   TBA, 6.50%, 07/01/32*..................................      32,609,984
                                                                       --------------
                                                                          268,314,661
                                                                       --------------
              FREDDIE MAC -- 1.27%
  9,625,000   7.00%, 03/15/10........................................      10,770,991
                                                                       --------------
              FREDDIE MAC GOLD -- 6.98%
  1,827,857   PL# E88994, 6.00%, 04/01/17............................       1,867,385
  4,963,058   PL# E89561, 6.00%, 04/01/17*...........................       5,070,384
  2,989,766   PL# E89913, 6.00%, 05/01/17*...........................       3,054,419
    668,875   PL# E90176, 5.50%, 06/01/17............................         670,672
  4,172,141   PL# E90194, 6.00%, 06/01/17............................       4,262,364
  1,336,397   PL# E90226, 5.50%, 06/01/17............................       1,339,988
  1,004,873   PL# E90284, 5.50%, 06/01/17............................       1,007,573
    991,846   PL# E90316, 5.50%, 07/01/17............................         994,511
    997,514   PL# E90317, 5.50%, 07/01/17............................       1,000,194
  9,000,000   TBA, 6.00%, 07/01/16...................................       9,174,375
  7,000,000   TBA, 6.50%, 07/01/31*..................................       7,137,816
  3,000,000   TBA, 6.00%, 07/01/32...................................       2,991,564
 20,000,000   TBA, 7.00%, 07/01/32...................................      20,706,240
                                                                       --------------
                                                                           59,277,485
                                                                       --------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.96%
  4,449,224   PL# 780914, 6.00%, 11/15/28............................       4,452,788
  2,026,755   PL# 3161, 6.50%, 11/20/31..............................       2,063,168
 10,505,453   PL# 3173, 6.50%, 12/20/31..............................      10,694,194
 25,000,000   TBA, 6.00%, 07/01/32...................................      24,960,950
                                                                       --------------
                                                                           42,171,100
                                                                       --------------
              RESOLUTION FUNDING STRIPS -- 0.10%
  1,200,000   Zero coupon, 07/15/18..................................         445,115
  1,200,000   Zero coupon, 10/15/18..................................         437,363
                                                                       --------------
                                                                              882,478
                                                                       --------------
              TOTAL US GOVERNMENT AGENCY SECURITIES (Cost
                $377,765,150)........................................     381,416,715
                                                                       --------------

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              CORPORATE BONDS AND NOTES -- 36.58%
              AEROSPACE -- 1.17%
$   840,000   Lockheed Martin Corp.,
                7.25%, 05/15/06......................................  $      912,686
  1,339,000   Lockheed Martin Corp.,
                8.20%, 12/01/09......................................       1,549,741
  2,120,000   Lockheed Martin Corp.,
                7.20%, 05/01/36......................................       2,316,925
  1,400,000   Northrop Grumman Corp.,
                7.125%, 02/15/11.....................................       1,491,080
    340,000   Northrop Grumman Corp.,
                7.75%, 02/15/31......................................         370,854
  1,750,000   Raytheon Company,
                8.20%, 03/01/06......................................       1,929,832
  1,325,000   United Technologies Corp.,
                6.35%, 03/01/11......................................       1,392,966
                                                                       --------------
                                                                            9,964,084
                                                                       --------------
              AUTOMOBILES -- 0.14%
  1,245,000   Daimler Chrysler N.A. Holding,
                7.45%, 03/01/27......................................       1,225,505
                                                                       --------------
              AUTOMOTIVE PARTS AND EQUIPMENT -- 0.01%
    115,000   Collins & Aikman Products -- 144A,
                10.75%, 12/31/11.....................................         115,575
                                                                       --------------
              BANKS -- 2.79%
  1,930,000   Bank One Corp.,
                6.50%, 02/01/06......................................       2,047,942
  2,800,000   Barclays Bank PLC -- 144A,
                8.55%, 09/15/49(a)...................................       3,222,724
  5,050,000   European Investment Bank,
                5.625%, 01/24/06.....................................       5,315,554
    990,000   First Union Corp.,
                7.70%, 02/15/05......................................       1,075,974
  1,825,000   International Finance Corp., Series DTC,
                7.125%, 04/06/05.....................................       1,989,119
    620,000   JP Morgan Chase & Company,
                5.35%, 03/01/07......................................         627,692
  4,100,000   JP Morgan Chase & Company,
                5.25%, 05/30/07......................................       4,123,731
  5,125,000   KFW International Finance Corp.,
                5.25%, 06/28/06......................................       5,284,536
                                                                       --------------
                                                                           23,687,272
                                                                       --------------
              BROADCAST SERVICES/MEDIA -- 1.73%
    300,000   Adelphia Communications,
                7.875%, 05/01/09**...................................         115,500
  1,025,000   Adelphia Communications,
                10.875%, 10/01/10(a)**...............................         404,875

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$ 1,785,000   AOL Time Warner, Inc.,
                5.625%, 05/01/05.....................................  $    1,751,463
    560,000   AOL Time Warner, Inc.,
                6.15%, 05/01/07......................................         534,941
    950,000   AOL Time Warner, Inc.,
                7.625%, 04/15/31(g)..................................         831,828
  1,345,000   AOL Time Warner, Inc.,
                7.70%, 05/01/32......................................       1,193,151
  2,395,000   Charter Communications Holdings LLC,
                10.75%, 10/01/09.....................................       1,682,488
    360,000   Charter Communications Holdings LLC,
                11.125%, 01/15/11....................................         248,400
  1,605,000   Comcast Cable Communications, Inc.,
                6.375%, 01/30/06.....................................       1,554,471
  1,055,000   Comcast Cable Communications, Inc.,
                6.875%, 06/15/09.....................................         981,804
  1,650,000   Comcast Cable Communications, Inc.,
                6.75%, 01/30/11(a)...................................       1,473,757
    530,000   Time Warner, Inc.,
                9.125%, 01/15/13.....................................         586,629
    275,000   Time Warner, Inc.,
                6.95%, 01/15/28......................................         224,295
  1,570,000   Time Warner, Inc.,
                6.625%, 05/15/29.....................................       1,224,054
    500,000   Turner Broadcasting, Inc.,
                8.375%, 07/01/13.....................................         516,121
  1,270,000   Viacom, Inc.,
                6.40%, 01/30/06......................................       1,340,627
                                                                       --------------
                                                                           14,664,404
                                                                       --------------
              BUILDING & CONSTRUCTION -- 0.21%
  1,800,000   Ryland Group,
                8.00%, 08/15/06......................................       1,813,500
                                                                       --------------
              CHEMICALS -- 0.22%
  1,300,000   Dow Chemical Company,
                5.75%, 12/15/08......................................       1,313,281
    600,000   Lyondell Chemical Company, Series A,
                9.625%, 05/01/07.....................................         573,000
                                                                       --------------
                                                                            1,886,281
                                                                       --------------

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              COMPUTER AND OFFICE EQUIPMENT -- 0.03%
$   260,000   Seagate Technology Holdings -- 144A,
                8.00%, 05/15/09......................................  $      260,000
                                                                       --------------
              ELECTRONICS -- 0.03%
    250,000   L-3 Communications Corp. -- 144A,
                7.625%, 06/15/12.....................................         250,625
                                                                       --------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.23%
    740,000   Allied Waste North America, Series B,
                8.50%, 12/01/08......................................         714,100
  1,235,000   Allied Waste North America, Series B,
                10.00%, 08/01/09.....................................       1,213,486
                                                                       --------------
                                                                            1,927,586
                                                                       --------------
              FINANCIAL SERVICES -- 5.82%
    750,000   Bear Stearns Companies, Inc.,
                6.50%, 05/01/06......................................         791,388
  2,825,000   Citigroup, Inc.,
                6.75%, 12/01/05......................................       3,036,903
  1,710,000   Citigroup, Inc.,
                5.75%, 05/10/06......................................       1,778,983
  2,755,000   Citigroup, Inc.,
                7.25%, 10/01/10......................................       2,998,795
    290,000   Credit Suisse First Boston, Inc.,
                5.75%, 04/15/07(a)...................................         296,683
  1,200,000   Ford Motor Credit Company,
                7.50%, 03/15/05......................................       1,254,966
  6,900,000   Ford Motor Credit Company,
                6.875%, 02/01/06.....................................       7,059,155
  1,620,000   Ford Motor Credit Company,
                7.375%, 10/28/09.....................................       1,677,029
    725,000   General Electric Capital Corp., Series MTNA,
                6.80%, 11/01/05......................................         782,210
  3,275,000   General Electric Capital Corp., Series MTNA,
                5.35%, 03/30/06......................................       3,362,013
  2,000,000   General Electric Capital Corp., Series MTNA,
                5.00%, 06/15/07......................................       2,015,188
    915,000   General Electric Capital Corp., Series MTNA,
                6.125%, 02/22/11.....................................         932,503
  3,300,000   General Electric Capital Corp., Series MTNA,
                6.00%, 06/15/12......................................       3,284,348

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   945,000   General Electric Capital Corp., Series MTNA,
                6.75%, 03/15/32......................................  $      928,248
    805,000   General Motors Acceptance Corp.,
                6.75%, 01/15/06......................................         835,759
    510,000   General Motors Acceptance Corp.,
                7.75%, 01/19/10(a)...................................         539,629
  3,845,000   General Motors Acceptance Corp.,
                7.25%, 03/02/11......................................       3,925,703
  4,100,000   General Motors Acceptance Corp.,
                6.875%, 09/15/11.....................................       4,070,550
  1,820,000   Lehman Brothers Holdings,
                6.25%, 05/15/06......................................       1,894,986
  1,270,000   Morgan Stanley,
                5.80%, 04/01/07......................................       1,302,470
    445,000   Morgan Stanley,
                7.25%, 04/01/32......................................         453,554
  1,230,000   Qwest Capital Funding Corp.,
                5.875%, 08/03/04.....................................         799,500
    980,000   Qwest Capital Funding Corp.,
                7.75%, 08/15/06......................................         597,800
  1,400,000   Qwest Capital Funding Corp.,
                7.00%, 08/03/09......................................         777,000
    900,000   Verizon Global Funding Corp.,
                6.125%, 06/15/07.....................................         895,613
  3,250,000   Verizon Global Funding Corp.,
                7.75%, 06/15/32......................................       3,125,889
                                                                       --------------
                                                                           49,416,865
                                                                       --------------
              FOOD AND BEVERAGE -- 1.46%
  1,515,000   Delhaize America, Inc.,
                8.125%, 04/15/11.....................................       1,596,742
  1,200,000   General Mills, Inc.,
                5.125%, 02/15/07.....................................       1,199,204
  1,280,000   General Mills, Inc.,
                6.00%, 02/15/12......................................       1,267,949
  3,170,000   Kellogg Company, Series B,
                6.60%, 04/01/11......................................       3,323,935
  1,965,000   Kraft Foods, Inc.,
                5.25%, 06/01/07......................................       1,992,834
  2,005,000   Kraft Foods, Inc.,
                5.625%, 11/01/11.....................................       1,986,919
    895,000   Kroger Company,
                7.80%, 08/15/07......................................         988,409
                                                                       --------------
                                                                           12,355,992
                                                                       --------------

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              INSURANCE -- 0.69%
$ 1,850,000   Allstate Corp.,
                7.20%, 12/01/09......................................  $    2,034,835
  1,460,000   Marsh & McLennan Companies, Inc. -- 144A,
                6.25%, 03/15/12......................................       1,514,655
  1,600,000   MetLife, Inc.,
                6.125%, 12/01/11.....................................       1,632,557
    605,000   Prudential Financial,
                8.30%, 07/01/25......................................         664,023
                                                                       --------------
                                                                            5,846,070
                                                                       --------------
              LEISURE AND RECREATION -- 0.01%
    100,000   Argosy Gaming Company,
                10.75%, 06/01/09.....................................         107,500
                                                                       --------------
              MANUFACTURING -- 0.86%
  1,185,000   Dresser, Inc.,
                9.375%, 04/15/11(a)..................................       1,199,813
    210,000   Grey Wolf, Inc.,
                8.875%, 07/01/07.....................................         215,250
  1,585,000   Honeywell International,
                7.50%, 03/01/10......................................       1,762,455
    340,000   Tyco International Group SA,
                6.375%, 06/15/05(a)..................................         278,582
    526,000   Tyco International Group SA,
                6.375%, 02/15/06(a)..................................         425,876
  2,240,000   Tyco International Group SA,
                6.125%, 01/15/09.....................................       1,723,344
  1,600,000   Tyco International Group SA,
                6.75%, 02/15/11......................................       1,242,512
    620,000   Tyco International Group SA,
                6.375%, 10/15/11(a)..................................         474,616
                                                                       --------------
                                                                            7,322,448
                                                                       --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.20%
  1,000,000   HealthSouth Corp.,
                10.75%, 10/01/08.....................................       1,105,000
    190,000   HealthSouth Corp. -- 144A,
                7.625%, 06/01/12.....................................         188,218
    425,000   Wellpoint Health Networks, Inc.,
                6.375%, 06/15/06.....................................         447,462
                                                                       --------------
                                                                            1,740,680
                                                                       --------------
              METALS AND MINING -- 0.08%
    680,000   AK Steel Corp. -- 144A,
                7.75%, 06/15/12(a)...................................         673,200
                                                                       --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS -- 2.01%
$ 2,600,000   Amerada Hess Corp.,
                7.875%, 10/01/29.....................................  $    2,840,942
  1,000,000   Amerada Hess Corp.,
                7.30%, 08/15/31......................................       1,014,453
  1,710,000   Anadarko Petroleum Corp.,
                5.375%, 03/01/07.....................................       1,733,391
  1,440,000   Coastal Corp.,
                7.75%, 06/15/10......................................       1,425,247
  5,530,000   Conoco Funding Company,
                6.35%, 10/15/11......................................       5,733,305
    800,000   Devon Energy Corp.,
                7.95%, 04/15/32......................................         860,550
  1,475,000   Occidental Petroleum Corp.,
                6.75%, 01/15/12......................................       1,550,489
  1,800,000   Pogo Producing Corp., Series B,
                10.375%, 02/15/09....................................       1,935,000
                                                                       --------------
                                                                           17,093,377
                                                                       --------------
              OIL AND GAS: PIPELINES -- 0.29%
    455,000   El Paso Corp. -- 144A,
                7.875%, 06/15/12(a)..................................         458,082
    830,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32(a)...................................         769,692
    520,000   El Paso Natural Gas,
                7.50%, 11/15/26......................................         485,929
    450,000   El Paso Natural Gas -- 144A,
                8.375%, 06/15/32.....................................         462,795
    290,000   Tennessee Gas Pipeline,
                8.375%, 06/15/32.....................................         299,902
                                                                       --------------
                                                                            2,476,400
                                                                       --------------
              PAPER AND FOREST PRODUCTS -- 0.44%
    800,000   Norske Skog Canada -- 144A,
                8.625%, 06/15/11.....................................         820,000
    550,000   Tembec Industries, Inc.,
                8.625%, 06/30/09.....................................         566,500
  1,700,000   Weyerhaeuser Company,
                6.00%, 08/01/06......................................       1,742,867
    580,000   Weyerhaeuser Company -- 144A,
                7.375%, 03/15/32.....................................         588,697
                                                                       --------------
                                                                            3,718,064
                                                                       --------------
              PHARMACEUTICALS -- 0.11%
    905,000   Bristol-Myers Squibb Company,
                5.75%, 10/01/11......................................         900,426
                                                                       --------------

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: BANKS -- 0.29%
  2,433,176   Washington Mutual, Inc., Series 00-A1, Class A1,
                Floating Rate,
                2.13% (+), 06/25/24..................................       2,440,283
                                                                       --------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 2.28%
$ 7,350,000   Citibank Credit Card Issuance Trust, Series 2002-A2,
                Class A2,
                1.93%, 02/15/07......................................  $    7,348,442
  6,000,000   Citibank Credit Card Issuance Trust, Series 2002-A3,
                Class A3,
                4.40%, 05/15/07......................................       6,090,942
  5,900,000   First USA Credit Card Master Trust, Series 1996-6,
                Class A, Floating Rate,
                1.98% (+), 07/10/06..................................       5,900,808
                                                                       --------------
                                                                           19,340,192
                                                                       --------------
              PRIVATE ASSET BACKED: FINANCE -- 2.18%
  4,687,097   Fannie Mae, Series 00-40, Class F, Floating Rate,
                2.34% (+), 12/25/22..................................       4,688,100
  8,007,186   First Union National Bank -- Bank of America, Series
                01-C1, Class A1,
                5.71%, 03/15/33......................................       8,232,548
  5,598,783   Medallion Trust, Series 00-1G, Class A1, Floating Rate,
                2.09% (+), 07/12/31..................................       5,593,520
                                                                       --------------
                                                                           18,514,168
                                                                       --------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME EQUITY -- 3.96%
  2,024,636   Bear Stearns Commercial Mortgage Securities, Series 01,
                Class A1,
                6.08%, 02/15/35......................................       2,114,779
  7,944,550   GMAC Commercial Mortgage Securities, Inc., Series
                01-C1, Class A1,
                5.99%, 04/15/34......................................       8,262,332
 15,699,671   LB-UBS Commercial Mortgage Trust, Series 01-C2, Class
                A1,
                6.27%, 06/15/20......................................      16,467,401
  6,553,928   PNC Mortgage Acceptance Corp., Series 01-C1, Class A1,
                5.91%, 03/12/34......................................       6,797,472
                                                                       --------------
                                                                           33,641,984
                                                                       --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER -- 3.19%
$ 6,575,000   Bank One Issuance Trust, Series 2002-A2, Class A2,
                4.16%, 01/15/08......................................  $    6,634,570
  8,000,000   Daimler Chrysler Auto Trust, Series 2001-C, Class A4,
                4.63%, 12/06/06......................................       8,204,688
  4,163,909   Provident Bank Equipment Lease Trust, Series 00-1A,
                Class C, Floating Rate,
                2.69%(c), 11/25/11...................................       4,178,354
  8,108,376   Sallie Mae Student Loan Trust, Series 2002-1, Class A1,
                Floating Rate,
                1.97%(c), 10/25/10...................................       8,105,944
                                                                       --------------
                                                                           27,123,556
                                                                       --------------
              PRIVATE ASSET BACKED: UTILITIES -- 1.07%
  8,000,000   Peco Energy Transition Trust, Series 00-A, Class A4,
                7.65%, 03/01/10......................................       9,090,288
                                                                       --------------
              REAL ESTATE -- 0.29%
  2,425,000   EOP Operating LP,
                7.875%, 07/15/31.....................................       2,491,021
                                                                       --------------
              RETAIL -- 0.13%
  1,185,000   Sears Roebuck Acceptance Corp.,
                7.00%, 06/01/32......................................       1,135,162
                                                                       --------------
              RETAIL: RESTAURANT -- 0.18%
  1,415,000   Tricon Global Restaurants, Inc.,
                8.875%, 04/15/11.....................................       1,499,900
                                                                       --------------
              SPECIAL PURPOSE ENTITY -- 0.44%
  3,664,000   Trains -- 144A,
                5.89%, 01/25/07......................................       3,717,861
                                                                       --------------
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 1.85%
  2,060,000   AT & T Corp. -- 144A,
                7.30%, 11/15/11......................................       1,709,800
  2,325,000   AT & T Corp. -- 144A,
                8.00%, 11/15/31(a)...................................       1,825,125
  1,015,000   Citizens Communications Company,
                7.625%, 08/15/08.....................................         927,492
    270,000   Citizens Communications Company,
                9.00%, 08/15/31......................................         225,624
    425,000   Deutsche Telekom,
                8.00%, 06/15/10......................................         423,156

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES (CONTINUED)
$ 3,840,000   Dominion Resources, Inc., Series B,
                7.625%, 07/15/05.....................................  $    4,163,485
  1,800,000   Echostar Broadband Corp.,
                10.375%, 10/01/07....................................       1,719,000
    220,000   Nextel Communications, Inc.,
                9.50%, 02/01/11......................................         108,350
    940,000   Panamsat Corp. -- 144A,
                8.50%, 02/01/12......................................         864,800
    150,000   Triton PCS, Inc.,
                9.375%, 02/01/11.....................................          96,000
  2,580,000   Vodafone Group PLC,
                7.75%, 02/15/10......................................       2,743,224
  2,290,000   WorldCom, Inc.,
                6.40%, 08/15/05**....................................         343,500
  1,620,000   WorldCom, Inc.,
                8.00%, 05/15/06**(a).................................         243,000
    140,000   WorldCom, Inc.,
                7.50%, 05/15/11**....................................          21,000
  1,960,000   WorldCom, Inc.,
                8.25%, 05/15/31**....................................         294,000
                                                                       --------------
                                                                           15,707,556
                                                                       --------------
              TRANSPORTATION -- 0.30%
  1,640,000   Canadian National Railway Company,
                6.90%, 07/15/28......................................       1,676,009
    825,000   Norfolk Southern Corp.,
                7.05%, 05/01/37......................................         869,072
                                                                       --------------
                                                                            2,545,081
                                                                       --------------
              UTILITIES: ELECTRIC -- 1.89%
  1,410,000   AES Corp.,
                8.75%, 12/15/02(a)(g)................................       1,311,300
  1,800,000   Calpine Corp.,
                7.875%, 04/01/08.....................................       1,188,000
    900,000   CMS Energy Corp.,
                9.875%, 10/15/07.....................................         675,000
  2,400,000   DTE Energy Corp.,
                6.45%, 06/01/06......................................       2,500,498
  3,840,000   Exelon Generation Corp. LLC -- 144A,
                6.95%, 06/15/11(a)...................................       3,975,424
  1,635,000   First Energy Corp., Series C,
                7.375%, 11/15/31.....................................       1,551,514
    600,000   Oncor Electric Corp. -- 144A,
                6.375%, 05/01/12.....................................         616,470
  1,005,000   Progress Energy, Inc.,
                7.10%, 03/01/11......................................       1,061,697

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$ 1,480,000   Progress Energy, Inc.,
                6.85%, 04/15/12......................................  $    1,541,328
  1,535,000   Progress Energy, Inc.,
                7.75%, 03/01/31......................................       1,646,383
                                                                       --------------
                                                                           16,067,614
                                                                       --------------
              TOTAL CORPORATE BONDS AND NOTES (Cost $316,952,536)....     310,760,520
                                                                       --------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 6.29%
 15,000,000   Bundes Republic of Deutscheland Obligation, Series 139,
                4.00%, 02/16/07......................................      14,504,745
  6,618,829   Federative Republic of Brazil,
                8.00%, 04/15/14......................................       4,128,495
  1,715,000   Federative Republic of Brazil,
                11.50%, 03/12/08.....................................       1,166,200
    700,000   Federative Republic of Brazil,
                12.75%, 01/15/20.....................................         434,000
 17,120,000   Government of Canada,
                6.00%, 06/01/11(d)...................................      11,707,923
 41,220,000   Government of Sweden, Series 1044,
                3.50%, 04/20/06(e)...................................       4,241,785
  7,600,000   New Zealand Government Bond, Series 1111,
                6.00%, 11/15/11(f)...................................       3,519,408
  2,394,591   Republic of Colombia,
                9.75%, 04/09/11......................................       2,454,455
  1,910,000   Republic of Panama,
                8.25%, 04/22/08......................................       1,833,600
  2,150,000   Republic of Panama,
                9.625%, 02/08/11.....................................       2,085,500
  1,470,000   Republic of Poland, Series PDIB,
                6.00%, 10/27/14......................................       1,477,350
  4,880,000   United Mexican States,
                8.125%, 12/30/19.....................................       4,753,120
  1,115,000   United Mexican States, Series MTN,
                8.30%, 08/15/31......................................       1,084,338
                                                                       --------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
                $52,191,944).........................................      53,390,919
                                                                       --------------
              COMMERCIAL PAPER -- 0.48%
  4,106,386   Morgan Stanley,
                2.08%, 11/08/02(b) (Cost $4,106,386).................       4,106,386
                                                                       --------------

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              TIME DEPOSITS -- 11.17%
$10,472,860   American Express Centurion Bank,
                1.79%, 07/08/02(b)...................................  $   10,472,860
  4,109,091   American Express Centurion Bank,
                1.79%, 07/22/02(b)...................................       4,109,091
  2,054,546   Bank of Montreal,
                1.77%, 07/08/02(b)...................................       2,054,546
  8,218,183   Bank of Nova Scotia,
                1.80%, 07/15/02(b)...................................       8,218,183
  1,027,272   Bayerische HypoVereinsbank,
                1.93%, 07/03/02(b)...................................       1,027,272
  9,592,491   Bayerische HypoVereinsbank,
                1.80%, 08/08/02(b)...................................       9,592,491
  3,081,818   Bayerische HypoVereinsbank,
                1.80%, 09/19/02(b)...................................       3,081,818
  3,081,818   Credit Agricole,
                1.94%, 07/01/02(b)...................................       3,081,818
 25,681,821   Den Danske Bank,
                1.78%, 07/30/02(b)...................................      25,681,821
  2,054,546   Harris Trust and Savings Bank,
                1.80%, 09/18/02(b)...................................       2,054,546
 13,149,093   Royal Bank of Canada,
                1.94%, 07/01/02(b)...................................      13,149,093
 12,327,274   Toronto Dominion,
                1.83%, 08/29/02(b)...................................      12,327,274
                                                                       --------------
              TOTAL TIME DEPOSITS (Cost $94,850,813).................      94,850,813
                                                                       --------------
              SHORT TERM CORPORATE NOTES -- 8.91%
  3,447,190   American Honda Finance, Floating Rate,
                1.82%(+), 04/08/03(b)................................       3,447,190
  2,203,192   Canadian Imperial Bank of Commerce, Floating Rate,
                1.79%(+), 11/04/02(b)................................       2,203,192
  5,085,783   Fleet National Bank, Floating Rate,
                2.00%(+), 07/03/02(b)................................       5,085,783
  7,561,999   Goldman Sachs, Floating Rate,
                1.98%(+), 07/08/02(b)................................       7,561,999
  4,006,036   Goldman Sachs, Floating Rate,
                2.12%(+), 08/05/02(b)................................       4,006,036
  4,106,386   Merrill Lynch & Company, Floating Rate,
                1.91%(+), 11/26/02(b)................................       4,106,386
 13,345,754   Merrill Lynch & Company, Floating Rate,
                1.92%(+), 04/16/03(b)................................      13,345,754

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                                                 VALUE
 ---------                                                             --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$15,398,947   Morgan Stanley, Floating Rate,
                2.05%(+), 07/02/02(b)................................  $   15,398,947
 20,531,930   Morgan Stanley, Floating Rate,
                2.05%(+), 03/25/03(b)................................      20,531,930
                                                                       --------------
              TOTAL SHORT TERM CORPORATE NOTES (Cost $75,687,217)....      75,687,217
                                                                       --------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.79%
  6,672,877   Merrimac Cash Fund -- Premium Class (b) (Cost
                $6,672,877)..........................................       6,672,877
                                                                       --------------
              TOTAL SECURITIES (Cost $1,124,469,709).................   1,126,734,645
                                                                       --------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENT -- 0.68%
$ 5,739,952   With Investors Bank & Trust, dated 06/28/02,
                1.01%, due 07/01/02, repurchase proceeds at maturity
                $5,740,435 (Collateralized by US Treasury Strip, zero
                coupon, due 05/15/08, with a value of $5,855,354)
                (Cost $5,739,952)....................................       5,739,952
                                                                       --------------
              SECURITIES SOLD SHORT -- (11.28)%
 41,000,000   Fannie Mae TBA,
                6.00%, 07/01/17 (Proceeds $41,893,666)...............     (41,781,542)
  4,000,000   Fannie Mae TBA,
                6.00%, 07/01/32 (Proceeds $3,996,833)................      (3,987,500)
  7,000,000   Fannie Mae TBA,
                6.50%, 07/01/32 (Proceeds $7,139,648)................      (7,137,816)
 34,000,000   Fannie Mae TBA,
                6.50%, 07/01/32 (Proceeds $34,686,257)...............     (34,648,108)
  8,000,000   Fannie Mae TBA,
                7.00%, 07/01/32 (Proceeds $8,285,528)................      (8,282,496)
                                                                       --------------
              TOTAL SECURITIES SOLD SHORT............................     (95,837,462)
                                                                       --------------
 CONTRACTS                                                                 VALUE
 ---------                                                             --------------
              CALL OPTIONS WRITTEN -- (0.02)%
              US TREASURY NOTE (10 YEAR) SEPTEMBER FUTURE
         75   Expiring August 2002 @107..............................  $     (105,469)
         25   Expiring August 2002 @108..............................         (23,437)
                                                                       --------------
              TOTAL CALL OPTIONS WRITTEN (Premium $150,797)..........        (128,906)
                                                                       --------------
              Total Investments -- 122.02% (Cost $1,034,056,932).....   1,036,508,229
              Liabilities less other assets -- (22.02)%..............    (187,038,759)
                                                                       --------------
              NET ASSETS -- 100.00%..................................  $  849,469,470
                                                                       ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $1,034,056,932.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 14,844,390
    Gross unrealized depreciation..........   (12,393,093)
                                             ------------
    Net unrealized appreciation............  $  2,451,297
                                             ============

---------------

*    Securities held as collateral by custodian for security sold short.

**   Bond is in default.

(a)  All or part of this security is on loan.

(b)  Collateral for securities on loan.

(c)  Quarterly reset provision. The rate shown was in effect at June 30, 2002.

(d) Principal amount shown for this debt security is denominated in Canadian dollars.

(e)  Principal amount shown for this debt security is denominated in Swedish
     Krona.

(f) Principal amount shown for this debt security is denominated in New Zealand dollars.

(g)  Security is fully segregated as collateral for written option.

(+) Variable Rate Security. Interest rate based on the Federal Funds Rate. The rate shown was in effect at June 30, 2002.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK -- 57.28%
             ADVERTISING -- 0.02%
     2,000   Omnicom Group, Inc. ............  $     91,600
                                               ------------
             AEROSPACE -- 0.48%
     2,150   General Dynamics Corp. .........       228,652
     2,800   Goodrich Corp. .................        76,496
     4,900   Lockheed Martin Corp. ..........       340,550
     1,200   Northrop Grumman Corp. .........       150,000
     4,200   Raytheon Company................       171,150
     4,750   Rockwell Collins, Inc. .........       130,245
    12,350   United Technologies Corp. ......       838,565
                                               ------------
                                                  1,935,658
                                               ------------
             AGRICULTURAL EQUIPMENT -- 0.08%
     6,700   Deere & Company.................       320,930
                                               ------------
             AIRLINES -- 0.03%
     8,250   Southwest Airlines Company,
               Inc. .........................       133,320
                                               ------------
             APPAREL: MANUFACTURING -- 0.24%
     5,450   Jones Apparel Group, Inc.(c)....       204,375
     3,100   Liz Claiborne, Inc. ............        98,580
     7,350   Nike, Inc. -- Class B(a)........       394,328
     2,200   Reebok International, Ltd.(c)...        64,900
     5,700   V.F. Corp. .....................       223,497
                                               ------------
                                                    985,680
                                               ------------
             APPAREL: RETAIL -- 0.21%
    23,650   Limited Brands..................       503,745
    23,700   The Gap, Inc.(a)................       336,540
                                               ------------
                                                    840,285
                                               ------------
             AUTOMOTIVE EQUIPMENT -- 0.35%
     4,700   AutoZone, Inc.(c)...............       363,310
     7,800   Dana Corp. .....................       144,534
    14,250   Delphi Automotive Systems
               Corp. ........................       188,100
     4,800   Genuine Parts Company...........       167,376
     3,200   Johnson Controls, Inc. .........       261,152
     4,500   TRW, Inc. ......................       256,410
     3,596   Visteon Corp. ..................        51,063
                                               ------------
                                                  1,431,945
                                               ------------
             BANKS -- 5.15%
     9,000   AmSouth Bancorp.................       201,420
    56,350   Bank of America Corp. ..........     3,964,786
    42,700   Bank One Corp. .................     1,643,096
    12,850   BB&T Corp. .....................       496,010
     6,427   Charter One Financial, Inc. ....       220,960

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             BANKS (CONTINUED)
     4,850   Comerica, Inc. .................  $    297,790
     6,200   Fifth Third Bancorp.............       413,230
     4,500   First Tennessee National
               Corp. ........................       172,350
    28,450   FleetBoston Financial Corp. ....       920,357
     7,250   Golden West Financial Corp. ....       498,655
     9,950   Huntington Bancshares, Inc. ....       193,229
    53,100   J.P. Morgan Chase & Company.....     1,801,152
    11,650   KeyCorp. .......................       318,045
     5,600   Marshall & Ilsley Corp. ........       173,208
    11,550   Mellon Financial Corp. .........       363,017
    22,000   National City Corp. ............       731,500
     2,400   Northern Trust Corp. ...........       105,744
     7,400   PNC Financial Services Group....       386,872
     6,000   Regions Financial Corp. ........       210,900
     9,900   SouthTrust Corp. ...............       258,588
     8,900   State Street Corp. .............       397,830
     7,800   SunTrust Banks, Inc. ...........       528,216
     7,350   Union Planters Corp. ...........       237,920
    53,082   U.S. Bancorp....................     1,239,465
    49,750   Wachovia Corp. .................     1,899,455
    25,650   Washington Mutual, Inc. ........       951,872
    44,900   Wells Fargo & Company...........     2,247,694
     2,600   Zions Bancorporation............       135,460
                                               ------------
                                                 21,008,821
                                               ------------
             BROADCAST SERVICES/MEDIA -- 1.04%
    15,400   Clear Channel
               Communications(c).............       493,108
    24,450   Comcast Corp. -- Class
               A(a)(c).......................       582,888
     7,200   Gannett Company, Inc. ..........       546,480
     5,200   McGraw-Hill Companies, Inc. ....       310,440
     1,400   Meredith Corp. .................        53,690
     6,200   Univision Communications(c).....       194,680
    46,050   Viacom, Inc. -- Class B(c)......     2,043,239
                                               ------------
                                                  4,224,525
                                               ------------
             BUSINESS SERVICES -- 0.41%
     4,700   Convergys Corp.(a)(c)...........        91,556
     3,700   Ecolab, Inc. ...................       171,051
    21,100   First Data Corp. ...............       784,920
     5,100   Fiserv, Inc.(c).................       187,221
     9,700   Paychex, Inc. ..................       303,513
     5,050   Robert Half International,
               Inc.(c).......................       117,665
                                               ------------
                                                  1,655,926
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             Chemicals -- 0.99%
     6,250   Air Products and Chemicals,
               Inc. .........................  $    315,437
     2,100   Ashland, Inc. ..................        85,050
    24,500   Dow Chemical Company............       842,310
     2,100   Eastman Chemical Company........        98,490
    35,850   E. I. du Pont de Nemours and
               Company.......................     1,591,740
     3,900   Engelhard Corp. ................       110,448
       400   Great Lakes Chemical Corp.(a)...        10,596
     2,200   Hercules, Inc.(c)...............        25,520
     2,500   International Flavors &
               Fragrances, Inc. .............        81,225
     4,850   PPG Industries, Inc. ...........       300,215
     5,900   Praxair, Inc. ..................       336,123
     5,950   Rohm and Haas Company...........       240,916
                                               ------------
                                                  4,038,070
                                               ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 2.17%
     9,000   Apple Computer, Inc.(c).........       159,480
     2,800   Avery Dennison Corp. ...........       175,700
   112,450   Dell Computer Corp.(c)..........     2,939,443
    77,687   Hewlett-Packard Company.........     1,187,057
    43,650   International Business Machines
               Corp. ........................     3,142,800
     3,500   Lexmark International Group,
               Inc.(c).......................       190,400
    11,300   Network Appliance, Inc.(c)......       140,572
     8,900   Pitney Bowes, Inc. .............       353,508
    85,250   Sun Microsystems, Inc.(c).......       427,103
    17,800   Xerox Corp.(a)(c)...............       124,066
                                               ------------
                                                  8,840,129
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 4.44%
     6,400   Adobe Systems, Inc. ............       182,400
     3,200   Autodesk, Inc.(a)...............        42,400
    22,500   Automatic Data Processing,
               Inc. .........................       979,875
     5,850   BMC Software, Inc.(c)...........        97,110
   186,900   Cisco Systems, Inc.(c)..........     2,607,255
     4,650   Citrix Systems, Inc.(a)(c)......        28,086
    15,800   Computer Associates
               International, Inc. ..........       251,062
     7,850   Computer Sciences Corp.(a)(c)...       375,230
     8,850   Compuware Corp.(a)(c)...........        53,719
    12,300   Electronic Data Systems
               Corp.(a)......................       456,945
    58,800   EMC Corp.(c)....................       443,940
     5,300   Intuit, Inc.(c).................       263,516

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     2,200   Mercury Interactive
               Corp.(a)(c)...................  $     50,512
   186,750   Microsoft Corp.(c)..............    10,215,225
     3,450   NVIDIA Corp.(a)(c)..............        59,271
   139,400   Oracle Corp.(c).................     1,320,118
    14,450   PeopleSoft, Inc.(c).............       215,016
     5,000   Rational Software Corp.(c)......        41,050
    12,300   Siebel Systems, Inc.(c).........       174,906
     3,500   Unisys Corp.(c).................        31,500
    10,900   VERITAS Software Corp.(c).......       215,711
                                               ------------
                                                 18,104,847
                                               ------------
             CONSTRUCTION SERVICES AND SUPPLIES -- 0.23%
     2,100   American Standard Companies,
               Inc.(c).......................       157,710
     1,800   Centex Corp. ...................       104,022
     1,400   KB HOME.........................        72,114
    22,700   Masco Corp. ....................       615,397
                                               ------------
                                                    949,243
                                               ------------
             CONSUMER GOODS AND SERVICES -- 4.86%
     1,600   Alberto-Culver Company -- Class
               B(a)..........................        76,480
     1,900   American Greetings
               Corp. -- Class A(a)(c)........        31,654
     6,300   Avon Products, Inc. ............       329,112
     2,050   Brunswick Corp. ................        57,400
     4,750   Cintas Corp. ...................       234,792
     8,550   Clorox Company..................       353,542
    15,300   Colgate-Palmolive Company.......       765,765
     8,100   Eastman Kodak Company(a)........       236,277
     8,100   FedEx Corp. ....................       432,540
     6,200   Fortune Brands, Inc. ...........       347,200
   264,250   General Electric Company........     7,676,462
    28,350   Gillette Company................       960,214
    14,400   Kimberly-Clark Corp. ...........       892,800
     7,800   Leggett & Platt, Inc. ..........       182,520
     2,850   Maytag Corp. ...................       121,553
     7,300   Newell Rubbermaid, Inc. ........       255,938
     7,800   Pactiv Corp.(c).................       185,640
    58,400   Procter & Gamble Company........     5,215,120
     5,100   Sabre Holdings Corp.(c).........       182,580
     4,150   Sherwin-Williams Company........       124,210

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             CONSUMER GOODS AND SERVICES (CONTINUED)
    15,900   Unilever N.V.(ADR)..............  $  1,030,320
     1,800   Whirlpool Corp. ................       117,648
                                               ------------
                                                 19,809,767
                                               ------------
             DISTRIBUTOR -- 0.04%
     3,450   W.W. Grainger, Inc. ............       172,845
                                               ------------
             EDUCATION -- 0.04%
     4,300   Apollo Group, Inc. -- Class
               A(c)..........................       169,463
                                               ------------
             ELECTRONICS -- 0.39%
    12,200   Agilent Technologies, Inc.(c)...       288,530
    10,800   Emerson Electric Company........       577,908
     8,650   Jabil Circuit, Inc.(c)..........       182,601
     5,050   Molex, Inc.(a)..................       169,327
    14,400   Sanmina-SCI Corp.(c)............        90,864
    37,250   Solectron Corp.(a)(c)...........       229,088
     2,400   Tektronix, Inc.(c)..............        44,904
       500   Thomas & Betts Corp.(c).........         9,300
                                               ------------
                                                  1,592,522
                                               ------------
             ENGINEERING -- 0.03%
     3,600   Fluor Corp. ....................       140,220
                                               ------------
             ENVIRONMENTAL MANAGEMENT SERVICES -- 0.13%
    10,800   Allied Waste Industries,
               Inc.(c).......................       103,680
    17,000   Waste Management, Inc. .........       442,850
                                               ------------
                                                    546,530
                                               ------------
             FINANCIAL SERVICES -- 4.25%
    35,050   American Express Company........     1,273,016
     4,800   Bear Stearns Companies,
               Inc.(a).......................       293,760
     6,100   Capital One Financial Corp. ....       372,405
   136,099   Citigroup, Inc. ................     5,273,836
    13,500   Concord EFS, Inc.(c)............       406,890
     5,450   Countrywide Credit Industries,
               Inc. .........................       262,962
     3,050   Deluxe Corp. ...................       118,614
     5,400   Equifax, Inc. ..................       145,800
    35,800   Fannie Mae......................     2,640,250
    18,550   Freddie Mac.....................     1,135,260
     5,150   H & R Block, Inc. ..............       237,672
    16,600   Household International,
               Inc. .........................       825,020
     6,500   Lehman Brothers Holdings,
               Inc. .........................       406,380
    30,900   MBNA Corp. .....................     1,021,863
    22,250   Merrill Lynch & Company,
               Inc. .........................       901,125
     4,400   Moody's Corp. ..................       218,900

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
    29,050   Morgan Stanley..................  $  1,251,474
     4,150   SLM Corp. ......................       402,135
     2,350   Stilwell Financial, Inc. .......        42,770
     3,000   T. Rowe Price Group, Inc. ......        98,640
                                               ------------
                                                 17,328,772
                                               ------------
             FOOD AND BEVERAGE -- 3.48%
     1,500   Adolph Coors Company -- Class
               B.............................        93,450
    11,550   Albertson's, Inc.(a)............       351,813
    24,200   Anheuser-Busch Companies,
               Inc. .........................     1,210,000
    24,850   Archer-Daniels-Midland
               Company.......................       317,831
     2,000   Brown-Forman Corp. -- Class B...       138,000
    10,750   Campbell Soup Company...........       297,345
    65,050   Coca-Cola Company...............     3,642,800
    12,000   Coca-Cola Enterprises, Inc. ....       264,960
    19,750   ConAgra Foods, Inc. ............       546,087
    10,000   General Mills, Inc. ............       440,800
     3,800   Hershey Foods Corp. ............       237,500
     3,750   H.J. Heinz Company..............       154,125
    10,550   Kellogg Company.................       378,323
     7,100   Pepsi Bottling Group, Inc. .....       218,680
    45,800   PepsiCo, Inc. ..................     2,207,560
    57,350   Philip Morris Companies,
               Inc. .........................     2,505,048
    22,250   Sara Lee Corp. .................       459,240
    16,900   SYSCO Corp. ....................       460,018
     4,450   UST, Inc. ......................       151,300
     2,400   Wm. Wrigley Jr. Company.........       132,840
                                               ------------
                                                 14,207,720
                                               ------------
             INSURANCE -- 2.21%
     6,850   ACE, Ltd. ......................       216,460
     4,000   Aetna, Inc. ....................       191,880
    13,500   AFLAC, Inc. ....................       432,000
    19,650   Allstate Corp. .................       726,657
     3,100   Ambac Financial Group, Inc. ....       208,320
    27,953   American International Group,
               Inc. .........................     1,907,233
     7,500   Aon Corp. ......................       221,100
     4,750   Chubb Corp. ....................       336,300
     5,050   CIGNA Corp. ....................       491,971
     4,500   Cincinnati Financial Corp. .....       209,385
     2,600   Hartford Financial Services
               Group, Inc. ..................       154,622
     4,050   Jefferson-Pilot Corp. ..........       190,350

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             INSURANCE (CONTINUED)
     7,950   John Hancock Financial Services,
               Inc. .........................  $    279,840
     2,000   Lincoln National Corp. .........        84,000
     2,100   Loews Corp. ....................       111,279
     7,500   Marsh & McLennan Companies,
               Inc. .........................       724,500
     4,300   MBIA, Inc. .....................       243,079
    25,400   MetLife, Inc. ..................       731,520
     2,950   MGIC Investment Corp. ..........       200,010
     9,750   Progressive Corp. ..............       564,038
     3,100   SAFECO Corp. ...................        95,759
     2,200   St. Paul Companies, Inc. .......        85,624
     3,600   Torchmark Corp. ................       137,520
     6,900   UnumProvident Corp. ............       175,605
     3,600   XL Capital, Ltd. -- Class
               A(a)..........................       304,920
                                               ------------
                                                  9,023,972
                                               ------------
             INTERNET SERVICES -- 0.06%
    15,200   Yahoo!, Inc.(c).................       224,352
                                               ------------
             LEISURE AND RECREATION -- 0.25%
    15,700   Carnival Corp. .................       434,733
     2,800   Harrah's Entertainment,
               Inc.(c).......................       124,180
    10,100   Hilton Hotels Corp. ............       140,390
     2,300   International Game
               Technology(c).................       130,410
     2,500   Marriott International, Inc. --
               Class A.......................        95,125
     2,200   Starwood Hotels & Resorts
               Worldwide, Inc. ..............        72,358
                                               ------------
                                                    997,196
                                               ------------
             MACHINERY AND OTHER PRODUCTS -- 0.11%
     7,500   Dover Corp. ....................       262,500
     1,750   Ingersoll-Rand Company -- Class
               A.............................        79,905
     4,500   Rockwell Automation, Inc. ......        89,910
                                               ------------
                                                    432,315
                                               ------------
             MANUFACTURING -- 1.04%
     1,300   Ball Corp. .....................        53,924
     2,200   Bemis Company, Inc. ............       104,500
     2,800   Cooper Industries, Inc. -- Class
               A.............................       110,040
     2,200   Crane Company...................        55,836
     4,100   Danaher Corp.(a)................       272,035
     3,050   Eaton Corp.(a)..................       221,887
     8,500   Honeywell International,
               Inc. .........................       299,455
     8,300   Illinois Tool Works, Inc. ......       566,890

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             MANUFACTURING (CONTINUED)
     3,200   ITT Industries, Inc. ...........  $    225,920
     3,000   Parker-Hannifin Corp. ..........       143,370
       950   Sealed Air Corp.(c).............        38,257
     3,650   Textron, Inc. ..................       171,185
    10,350   3M Company......................     1,273,050
    53,000   Tyco International, Ltd. .......       716,030
                                               ------------
                                                  4,252,379
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 0.70%
     2,800   Health Management Associates,
               Inc.(a)(c)....................        56,420
    11,200   HEALTHSOUTH Corp.(c)............       143,248
     8,300   Humana, Inc.(c).................       129,729
     3,700   Manor Care, Inc.(c).............        85,100
     8,800   McKesson Corp. .................       287,760
     9,400   Tenet Healthcare Corp.(c).......       672,570
    11,000   UnitedHealth Group, Inc. .......     1,007,050
     6,300   Wellpoint Health Networks,
               Inc.(c).......................       490,203
                                               ------------
                                                  2,872,080
                                               ------------
             MEDICAL EQUIPMENT AND SUPPLIES -- 1.95%
     6,400   Baxter International, Inc. .....       284,480
     7,000   Becton, Dickinson & Company.....       241,150
     2,900   Biomet, Inc. ...................        78,648
    12,500   Boston Scientific Corp.(a)(c)...       366,500
     2,800   C.R. Bard, Inc. ................       158,424
     5,300   Genzyme Corp.(c)................       101,972
    13,900   Guidant Corp.(c)................       420,197
    81,784   Johnson & Johnson...............     4,274,032
    31,850   Medtronic, Inc. ................     1,364,773
     3,800   St. Jude Medical, Inc.(c).......       280,630
     5,450   Stryker Corp.(c)................       291,630
     2,240   Zimmer Holdings, Inc.(c)........        79,878
                                               ------------
                                                  7,942,314
                                               ------------
             METALS AND MINING -- 0.41%
     8,800   Alcan, Inc. ....................       330,176
     9,100   Alcoa, Inc. ....................       301,665
    15,400   Barrick Gold Corp.(a)...........       292,446
     3,500   Freeport-McMoRan Copper & Gold,
               Inc. -- Class B(a) (c)........        62,475
     1,800   Inco, Ltd.(c)...................        40,752
    10,250   Newmont Mining Corp.(a).........       269,883
     2,250   Nucor Corp. ....................       146,340
     2,100   Phelps Dodge Corp. .............        86,520

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             METALS AND MINING (CONTINUED)
     8,200   Placer Dome, Inc. ..............  $     91,922
     1,700   U.S. Steel Corp. ...............        33,813
                                               ------------
                                                  1,655,992
                                               ------------
             MOTOR VEHICLES -- 0.56%
    47,500   Ford Motor Company..............       760,000
    15,550   General Motors Corp.(a).........       831,147
     8,400   Harley-Davidson, Inc.(a)........       430,668
     1,400   Navistar International
               Corp.(c)......................        44,800
     5,250   PACCAR, Inc. ...................       233,048
                                               ------------
                                                  2,299,663
                                               ------------
             OIL, COAL AND GAS -- 3.78%
     2,500   Amerada Hess Corp. .............       206,250
     8,000   Apache Corp. ...................       459,840
     4,600   Baker Hughes, Inc. .............       153,134
     4,100   BJ Services Company(c)..........       138,908
     2,150   Burlington Resources, Inc. .....        81,700
    35,904   ChevronTexaco Corp. ............     3,177,504
    22,000   Conoco, Inc. ...................       611,600
     5,300   Devon Energy Corp. .............       261,184
    91,750   Exxon Mobil Corp. ..............     3,754,410
    15,050   Halliburton Company.............       239,897
    11,850   Marathon Oil Corp. .............       321,372
     5,000   Nabors Industries, Ltd.(c)......       176,500
     1,550   Noble Corp.(c)..................        59,830
    13,100   Occidental Petroleum Corp. .....       392,869
    13,110   Phillips Petroleum Company......       771,917
    71,550   Royal Dutch Petroleum Company...     3,954,569
     2,400   Sunoco, Inc. ...................        85,512
     9,700   Transocean, Inc. ...............       302,155
     7,450   Unocal Corp. ...................       275,203
                                               ------------
                                                 15,424,354
                                               ------------
             OIL AND GAS: PIPELINES -- 0.08%
     9,550   Dynegy, Inc. -- Class A.........        68,760
     5,400   El Paso Corp. ..................       111,294
     1,400   Kinder Morgan, Inc.(a)..........        53,228
    13,000   Williams Companies, Inc. .......        77,870
                                               ------------
                                                    311,152
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.27%
     1,600   Boise Cascade Corp. ............        55,248
     9,150   Georgia-Pacific Corp. ..........       224,907
    13,000   International Paper Company.....       566,540

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             PAPER AND FOREST PRODUCTS (CONTINUED)
     2,900   Louisiana-Pacific Corp.(c)......  $     30,711
     1,500   Temple-Inland, Inc. ............        86,790
     2,400   Weyerhaeuser Company............       153,240
                                               ------------
                                                  1,117,436
                                               ------------
             PHARMACEUTICALS -- 3.69%
    16,600   Abbott Laboratories.............       624,990
     3,800   Allergan, Inc. .................       253,650
     2,800   AmerisourceBergen Corp.(a)......       212,800
    51,150   Bristol-Myers Squibb Company....     1,314,555
    29,550   Eli Lilly & Company.............     1,666,620
     5,200   Forest Laboratories, Inc.(c)....       368,160
     9,300   King Pharmaceuticals, Inc.(c)...       206,925
    60,200   Merck & Company, Inc. ..........     3,048,528
   166,000   Pfizer, Inc. ...................     5,810,000
    13,750   Pharmacia Corp. ................       514,938
    38,000   Schering-Plough Corp. ..........       934,800
     2,900   Watson Pharmaceuticals,
               Inc.(c).......................        73,283
                                               ------------
                                                 15,029,249
                                               ------------
             PUBLISHING -- 0.22%
     3,900   Knight-Ridder, Inc. ............       245,505
     4,200   New York Times Company -- Class
               A.............................       216,300
     3,000   R.R. Donnelley & Sons Company...        82,650
     8,150   Tribune Company.................       354,525
                                               ------------
                                                    898,980
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.22%
    11,400   Equity Office Properties
               Trust.........................       343,140
     7,600   Equity Residential Properties
               Trust.........................       218,500
     4,750   Plum Creek Timber Company,
               Inc. .........................       145,825
     4,600   Simon Property Group, Inc. .....       169,464
                                               ------------
                                                    876,929
                                               ------------
             RESEARCH AND DEVELOPMENT -- 0.66%
    27,350   Amgen, Inc.(c)..................     1,145,418
     1,450   Biogen, Inc.(c).................        60,073
     4,800   Chiron Corp.(c).................       169,680
    16,100   Immunex Corp.(c)................       359,674
     7,250   MedImmune, Inc.(c)..............       191,400
     3,400   Quintiles Transnational
               Corp.(c)......................        42,466
    13,700   Wyeth...........................       701,440
                                               ------------
                                                  2,670,151
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             Retail -- 4.65%
    13,200   Bed Bath & Beyond, Inc.(c)......  $    498,168
    14,725   Best Buy Company, Inc.(c).......       534,517
     4,000   Big Lots, Inc.(c)...............        78,720
    10,700   Circuit City Stores-Circuit City
               Group.........................       200,625
    12,200   Costco Wholesale Corp.(c).......       471,164
     3,150   Dillard's, Inc. -- Class A......        82,813
     8,650   Dollar General Corp. ...........       164,609
     4,300   Family Dollar Stores, Inc. .....       151,575
     5,250   Federated Department Stores,
               Inc.(c).......................       208,425
   106,800   Home Depot, Inc. ...............     3,922,764
    11,650   J.C. Penney Company, Inc.(a)....       256,533
     8,950   Kohl's Corp.(c).................       627,216
    35,700   Lowe's Companies, Inc. .........     1,620,780
     8,150   May Department Stores Company...       268,379
    14,900   Office Depot, Inc.(c)...........       250,320
     8,200   RadioShack Corp.(a).............       246,492
     9,050   Sears, Roebuck & Company........       491,415
    21,050   Staples, Inc.(c)................       414,685
    25,000   Target Corp. ...................       952,500
     4,000   Tiffany & Company...............       140,800
    25,100   TJX Companies, Inc. ............       492,211
    10,900   Walgreen Company................       421,067
   117,900   Wal-Mart Stores, Inc. ..........     6,485,679
                                               ------------
                                                 18,981,457
                                               ------------
             RETAIL: RESTAURANTS -- 0.46%
     7,950   Darden Restaurants, Inc.(a).....       196,365
    35,650   McDonald's Corp. ...............     1,014,243
    11,100   Starbucks Corp.(c)..............       275,835
     2,600   Wendy's International, Inc. ....       103,558
    10,500   Yum! Brands, Inc.(c)............       307,125
                                               ------------
                                                  1,897,126
                                               ------------
             RETAIL: SUPERMARKETS -- 0.12%
    21,150   Kroger Company(c)...............       420,885
     3,300   SUPERVALU, Inc. ................        80,949
                                               ------------
                                                    501,834
                                               ------------
             RUBBER PRODUCTS -- 0.03%
     2,250   Cooper Tire & Rubber Company....        46,237
     4,800   Goodyear Tire & Rubber
               Company(a)....................        89,808
                                               ------------
                                                    136,045
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.08%
     6,900   Applera Corp. -- Applied
               Biosystems Group..............  $    134,481
     5,200   Thermo Electron Corp.(c)........        85,800
     3,800   Waters Corp.(c).................       101,460
                                               ------------
                                                    321,741
                                               ------------
             SEMICONDUCTORS -- 1.89%
     9,700   Altera Corp.(c).................       131,920
    16,300   Analog Devices, Inc.(c).........       484,110
    56,800   Applied Materials, Inc.(c)......     1,080,336
     6,900   Applied Micro Circuits
               Corp.(c)......................        32,637
     6,900   Broadcom Corp. -- Class
               A(a)(c).......................       121,026
   170,450   Intel Corp. ....................     3,114,121
     4,700   KLA-Tencor Corp.(c).............       206,753
    10,600   Linear Technology Corp. ........       333,158
     9,850   LSI Logic Corp.(c)..............        86,187
    10,600   Maxim Integrated Products,
               Inc.(c).......................       406,298
     5,000   National Semiconductor
               Corp.(c)......................       145,850
     3,500   Novellus Systems, Inc.(a)(c)....       119,000
     3,500   PMC-Sierra, Inc.(a)(c)..........        32,445
     4,000   Qlogic Corp.(c).................       152,400
     1,950   Teradyne, Inc.(c)...............        45,825
    42,550   Texas Instruments, Inc. ........     1,008,435
     9,000   Xilinx, Inc.(c).................       201,870
                                               ------------
                                                  7,702,371
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 2.79%
     7,900   ALLTEL Corp. ...................       371,300
     2,700   Andrew Corp.(a)(c)..............        38,691
    99,250   AT&T Corp. .....................     1,061,975
    75,367   AT&T Wireless Services,
               Inc.(a)(c)....................       440,897
    67,250   BellSouth Corp. ................     2,118,375
     7,050   CenturyTel, Inc. ...............       207,975
     9,700   Ciena Corp.(c)..................        40,643
     3,100   Citizens Communications
               Company(a)(c).................        25,916
     4,100   Comverse Technology, Inc.(c)....        37,966
     9,200   Corning, Inc.(c)................        32,660

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             TELECOMMUNICATIONS EQUIPMENT AND SERVICES
               (CONTINUED)
    56,900   Motorola, Inc. .................  $    820,498
     8,000   QUALCOMM, Inc.(c)...............       219,920
    87,350   SBC Communications, Inc. .......     2,664,175
     4,950   Scientific-Atlanta, Inc.(a).....        81,428
    24,850   Sprint Corp. (FON Group)........       263,659
    11,400   Sprint Corp. (PCS
               Group)(a)(c)..................        50,958
    10,400   Tellabs, Inc.(c)................        64,480
    70,900   Verizon Communications, Inc. ...     2,846,635
                                               ------------
                                                 11,388,151
                                               ------------
             TOOLS -- 0.06%
     1,900   Black & Decker Corp. ...........        91,580
     1,700   Snap-on, Inc. ..................        50,473
     2,650   Stanley Works...................       108,677
                                               ------------
                                                    250,730
                                               ------------
             TOYS -- 0.12%
     5,500   Hasbro, Inc. ...................        74,580
    15,250   Mattel, Inc. ...................       321,470
     5,500   Toys "R" Us, Inc.(c)............        96,085
                                               ------------
                                                    492,135
                                               ------------
             TRANSPORTATION -- 0.26%
    10,600   Burlington Northern Santa Fe
               Corp. ........................       318,000
     6,200   CSX Corp. ......................       217,310
     3,950   Norfolk Southern Corp. .........        92,351
     6,600   Union Pacific Corp. ............       417,648
                                               ------------
                                                  1,045,309
                                               ------------
             UTILITIES -- 1.48%
     4,700   Allegheny Energy, Inc. .........       121,025
     8,690   American Electric Power Company,
               Inc.(a).......................       347,774
     4,900   Cinergy Corp. ..................       176,351
     6,200   Consolidated Edison, Inc. ......       258,850
     4,300   Constellation Energy Group,
               Inc. .........................       126,162
     4,500   DTE Energy Company..............       200,880
     7,100   Dominion Resources, Inc. .......       470,020
    21,550   Duke Energy Corp. ..............       670,205
     5,600   Entergy Corp. ..................       237,664
     8,500   FirstEnergy Corp. ..............       283,730
     4,000   KeySpan Corp.(a)................       150,600
    13,827   Mirant Corp.(c).................       100,937

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             UTILITIES (CONTINUED)
     1,300   NICOR, Inc. ....................  $     59,475
     6,100   NiSource, Inc. .................       133,163
       650   Peoples Energy Corp. ...........        23,699
    19,150   PG&E Corp.(c)...................       342,594
     2,600   Pinnacle West Capital Corp. ....       102,700
     3,700   PPL Corp. ......................       122,396
     5,750   Progress Energy, Inc.(c)........       299,058
     3,800   Progress Energy, Inc. -- CVO....            --
     7,500   Public Service Enterprise Group,
               Inc. .........................       324,750
    14,600   Reliant Energy, Inc. ...........       246,740
     5,300   Sempra Energy...................       117,289
    17,950   Southern Company................       491,830
     4,050   TECO Energy, Inc.(a)............       100,238
     6,900   TXU Corp. ......................       355,695
     9,800   Xcel Energy, Inc. ..............       164,346
                                               ------------
                                                  6,028,171
                                               ------------
             UTILITIES: ELECTRIC -- 0.07%
     6,400   AES Corp.(c)....................        34,688
    15,650   Edison International(c).........       266,050
                                               ------------
                                                    300,738
                                               ------------
             TOTAL COMMON STOCK (Cost
               $255,039,180).................   233,603,140
                                               ------------
PRINCIPAL
---------
             CORPORATE BONDS AND NOTES -- 16.70%
             AEROSPACE -- 0.53%
$  175,000   Lockheed Martin Corp.,
               7.25%, 05/15/06...............       190,143
   270,000   Lockheed Martin Corp.,
               8.20%, 12/01/09...............       312,495
   430,000   Lockheed Martin Corp.,
               7.20%, 05/01/36...............       469,942
   375,000   Northrop Grumman Corp.,
               7.125%, 02/15/11..............       399,396
    20,000   Northrop Grumman Corp.,
               7.75%, 02/15/31...............        21,815
   425,000   Raytheon Company,
               8.20%, 03/01/06...............       468,673
   270,000   United Technologies Corp.,
               6.35%, 03/01/11...............       283,850
                                               ------------
                                                  2,146,314
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             AUTOMOTIVE -- 0.27%
$  245,000   DaimlerChrysler AG Corp.,
               7.45%, 03/01/27...............  $    241,164
   830,000   General Motors Corp.,
               6.75%, 01/15/06...............       861,714
                                               ------------
                                                  1,102,878
                                               ------------
             AUTOMOTIVE PARTS AND EQUIPMENT -- 0.01%
    50,000   Collins & Aikman
               Products -- 144A,
               10.75%, 12/31/11..............        50,250
                                               ------------
             BANKS -- 1.30%
   400,000   Bank One Corp.,
               6.50%, 02/01/06...............       424,444
   700,000   Barclays Bank PLC -- 144A,
               8.55%, 09/15/49(a)............       805,681
 1,170,000   European Investment Bank,
               5.625%, 01/24/06..............     1,231,524
   260,000   First Union Corp.,
               7.70%, 02/15/05...............       282,579
   425,000   International Finance Corp.,
               7.125%, 04/06/05..............       463,219
   130,000   J.P. Morgan Chase & Company,
               5.35%, 03/01/07...............       131,613
   830,000   J.P. Morgan Chase & Company,
               5.25%, 05/30/07...............       834,804
 1,100,000   KFW International Finance,
               5.25%, 06/28/06...............     1,134,242
                                               ------------
                                                  5,308,106
                                               ------------
             BROADCAST SERVICES/MEDIA -- 0.87%
   175,000   Adelphia Communications Corp.,
               10.875%, 10/01/10**...........        69,125
   355,000   AOL Time Warner, Inc.,
               5.625%, 05/01/05..............       348,330
   100,000   AOL Time Warner, Inc.,
               6.15%, 05/01/07...............        95,525
   270,000   AOL Time Warner, Inc.,
               7.625%, 04/15/31..............       236,414
    65,000   AOL Time Warner, Inc.,
               7.70%, 05/01/32...............        57,662
   325,000   Charter Communications Holdings
               LLC,
               10.75%, 10/01/09..............       228,313
    60,000   Charter Communications Holdings
               LLC,
               11.125%, 01/15/11.............        41,400
 1,220,000   Comcast Cable Communications,
               Inc.,
               6.875%, 06/15/09..............     1,135,356

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             BROADCAST SERVICES/MEDIA (CONTINUED)
$  500,000   Echostar Broadband Corp.,
               10.375%, 10/01/07.............  $    477,500
   160,000   Time Warner, Inc.,
               9.125%, 01/15/13..............       177,096
    55,000   Time Warner, Inc.,
               6.95%, 01/15/28...............        44,859
   390,000   Time Warner, Inc.,
               6.625%, 05/15/29..............       304,064
   100,000   Turner Broadcasting,
               8.375%, 07/01/13..............       103,224
   210,000   Viacom, Inc.,
               6.40%, 01/30/06...............       221,679
                                               ------------
                                                  3,540,547
                                               ------------
             BUILDING AND CONSTRUCTION -- 0.12%
   500,000   Ryland Group,
               8.00%, 08/15/06...............       503,750
                                               ------------
             CHEMICALS -- 0.10%
   325,000   Dow Chemical Company,
               5.75%, 12/15/08...............       328,320
   100,000   Lyondell Chemical Company,
               Series A,
               9.625%, 05/01/07..............        95,500
                                               ------------
                                                    423,820
                                               ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 0.01%
    55,000   Seagate Tech Holdings -- 144A,
               8.00%, 05/15/09...............        55,000
                                               ------------
             ELECTRONICS -- 0.01%
    50,000   L-3 Communications
               Corp. -- 144A,
               7.625%, 06/15/12..............        50,125
                                               ------------
             ENVIRONMENTAL MANAGEMENT SERVICES -- 0.13%
   130,000   Allied Waste North America,
               Series B,
               8.50%, 12/01/08...............       125,450
   395,000   Allied Waste North America,
               Series B,
               10.00%, 08/01/09..............       388,119
                                               ------------
                                                    513,569
                                               ------------
             FINANCIAL SERVICES -- 2.17%
   180,000   Bear Stearns Company, Inc.,
               6.50%, 05/01/06...............       189,933
   675,000   Citigroup, Inc.,
               6.75%, 12/01/05...............       725,632
   375,000   Citigroup, Inc.,
               5.75%, 05/10/06...............       390,128

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
$  350,000   Citigroup, Inc.,
               7.25%, 10/01/10...............  $    380,972
    60,000   Credit Suisse First Boston
               Corp.,
               5.75%, 04/15/07...............        61,383
   300,000   Ford Motor Credit Company,
               7.50%, 03/15/05...............       313,742
 1,195,000   Ford Motor Credit Company,
               6.875%, 02/01/06..............     1,222,564
   440,000   Ford Motor Credit Company,
               7.375%, 10/28/09..............       455,489
   165,000   General Electric Capital Corp.,
               Series MTNA,
               6.80%, 11/01/05...............       178,020
   670,000   General Electric Capital Corp.,
               Series MTNA,
               5.35%, 03/30/06...............       687,801
   400,000   General Electric Capital Corp.,
               Series MTNA,
               5.00%, 06/15/07...............       403,038
   165,000   General Electric Capital Corp.,
               Series MTNA,
               6.125%, 02/22/11..............       168,156
   675,000   General Electric Capital Corp.,
               Series MTNA,
               6.00%, 06/15/12...............       671,798
   205,000   General Electric Capital Corp.,
               Series MTNA,
               6.75%, 03/15/32...............       201,366
   775,000   General Motors Acceptance Corp.,
               7.25%, 03/02/11...............       791,266
   380,000   General Motors Acceptance Corp.,
               6.875%, 09/15/11..............       377,270
   410,000   Lehman Brothers Holdings,
               6.25%, 05/15/06...............       426,892
   320,000   Morgan Stanley,
               5.80%, 04/01/07...............       328,181
    60,000   Morgan Stanley,
               7.25%, 04/01/32...............        61,153
   200,000   Verizon Global Funding Corp.,
               6.125%, 06/15/07..............       199,025
   660,000   Verizon Global Funding Corp.,
               7.75%, 06/15/32...............       634,796
                                               ------------
                                                  8,868,605
                                               ------------
             FOOD AND BEVERAGE -- 0.61%
   310,000   Delhaize America, Inc.,
               8.125%, 04/15/11..............       326,726
   250,000   General Mills, Inc.,
               5.125%, 02/15/07..............       249,834

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FOOD AND BEVERAGE (CONTINUED)
$  335,000   General Mills, Inc.,
               6.00%, 02/15/12...............  $    331,846
   730,000   Kellogg Company, Series B,
               6.60%, 04/01/11...............       765,449
   385,000   Kraft Foods, Inc.,
               5.25%, 06/01/07...............       390,454
   410,000   Kraft Foods, Inc.,
               5.625%, 11/01/11..............       406,303
                                               ------------
                                                  2,470,612
                                               ------------
             INSURANCE -- 0.35%
   475,000   Allstate Corp.,
               7.20%, 12/01/09...............       522,458
   340,000   Marsh & McLennan Companies,
               Inc. -- 144A,
               6.25%, 03/15/12...............       352,728
   400,000   Metlife, Inc.,
               6.125%, 12/01/11..............       408,139
   135,000   Prudential Insurance,
               8.30%, 07/01/25...............       148,170
                                               ------------
                                                  1,431,495
                                               ------------
             LEISURE AND RECREATION -- 0.01%
    55,000   Argosy Gaming Company,
               10.75%, 06/01/09..............        59,125
                                               ------------
             MANUFACTURING -- 0.35%
   260,000   Dresser, Inc.,
               9.375%, 04/15/11(a)...........       263,250
    50,000   Grey Wolf, Inc.,
               8.875%, 07/01/07..............        51,250
   220,000   Honeywell International, Inc.,
               7.50%, 03/01/10...............       244,631
    90,000   Tyco International Group SA,
               6.375%, 06/15/05..............        73,742
    44,000   Tyco International Group SA,
               6.375%, 02/15/06(a)...........        35,625
   230,000   Tyco International Group,
               5.80%, 08/01/06...............       181,548
   290,000   Tyco International Group,
               6.125%, 01/15/09..............       223,112
   200,000   Tyco International Group,
               6.75%, 02/15/11...............       155,314
   240,000   Tyco International Group SA,
               6.375%, 10/15/11(a)...........       183,722
                                               ------------
                                                  1,412,194
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 0.10%
   250,000   Healthsouth Corp.,
               10.75%, 10/01/08..............       276,250

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
$   40,000   Healthsouth Corp. -- 144A,
               7.625%, 06/01/12..............  $     39,625
    75,000   Wellpoint Health Networks, Inc.,
               6.375%, 06/15/06..............        78,964
                                               ------------
                                                    394,839
                                               ------------
             METALS AND MINING -- 0.03%
   140,000   AK Steel Corp. -- 144A,
               7.75%, 06/15/12...............       138,600
                                               ------------
             OIL, COAL & GAS -- 1.04%
   600,000   Amerada Hess Corp.,
               7.875%, 10/01/29..............       655,602
   210,000   Amerada Hess Corp.,
               7.30%, 08/15/31...............       213,035
   230,000   Anadarko Petroleum Corp.,
               5.375%, 03/01/07..............       233,146
   180,000   Anadarko Petroleum Corp.,
               6.125%, 03/15/12..............       180,565
   350,000   Coastal Corp.,
               7.75%, 06/15/10...............       346,414
 1,510,000   Conoco Funding Company,
               6.35%, 10/15/11...............     1,565,514
   160,000   Devon Energy Corp.,
               7.95%, 04/15/32...............       172,110
   325,000   Occidental Petroleum Corp.,
               6.75%, 01/15/12...............       341,633
   500,000   Pogo Producing Corp., Series B,
               10.375%, 02/15/09.............       537,500
                                               ------------
                                                  4,245,519
                                               ------------
             OIL AND GAS: PIPELINES -- 0.11%
    85,000   El Paso Corp. -- 144A,
               7.875%, 06/15/12(a)...........        85,576
   145,000   El Paso Corp.,
               7.75%, 01/15/32(a)............       134,464
    85,000   El Paso Natural Gas,
               7.50%, 11/15/26...............        79,431
   165,000   El Paso Natural Gas -- 144A,
               8.375%, 06/15/32..............       169,692
                                               ------------
                                                    469,163
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.14%
   100,000   Tembec Industries, Inc.,
               8.625%, 06/30/09..............       103,000

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PAPER AND FOREST PRODUCTS (CONTINUED)
$  350,000   Weyerhaeuser Company,
               6.00%, 08/01/06...............  $    358,826
   115,000   Weyerhaeuser Company,
               7.125%, 07/15/23..............       115,552
                                               ------------
                                                    577,378
                                               ------------
             PHARMACEUTICALS -- 0.05%
   185,000   Bristol-Myers Squibb Company,
               5.75%, 10/01/11...............       184,065
                                               ------------
             PRIVATE ASSET BACKED: AUTOMOTIVE -- 0.40%
 1,600,000   Daimler Chrysler Auto Trust,
               Series 01-C, Class A4,
               4.63%, 12/06/06...............     1,640,938
                                               ------------
             PRIVATE ASSET BACKED: BANKS -- 0.97%
 1,769,029   First Union National
               Bank -- Bank of America,
               Series 01-C1, Class A1,
               5.71%, 03/15/33...............     1,818,819
 1,181,921   Provident Bank Equipment Lease
               Trust, Series 00-1A, Class C,
               Floating Rate,
               2.96%, 11/25/11(d)............     1,186,021
   929,031   Washington Mutual, Inc., Series
               00-A1, Class A1, Floating
               Rate,
               2.22%(+), 06/25/24(d).........       931,744
                                               ------------
                                                  3,936,584
                                               ------------
             PRIVATE ASSET BACKED: CREDIT CARD -- 0.63%
 1,325,000   Bank One Issuance Trust, Series
               02-A2, Class A2,
               4.16%, 01/15/08...............     1,337,005
 1,200,000   Citibank Credit Card Issuance
               Trust, Series 02-A3, Class A3,
               4.40%, 05/15/07...............     1,218,188
                                               ------------
                                                  2,555,193
                                               ------------
             PRIVATE ASSET BACKED: FINANCE -- 1.50%
   878,831   Fannie Mae, Series 00-40, Class
               F, Floating Rate,
               2.34%(d), 12/25/22............       879,019
 2,239,513   Medallion Trust, Series 00-1G,
               Class A1, Floating Rate,
               2.21%(d), 07/12/31............     2,237,408

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: FINANCE (CONTINUED)
$1,685,449   SLM Student Loan Trust, Series
               02-1, Class A1, Floating Rate,
               1.97%(d), 10/25/10............  $  1,684,943
 1,316,737   SLM Student Loan Trust, Series
               01-3, Class A1L, Floating
               Rate,
               1.98%(d), 04/25/10............     1,316,326
                                               ------------
                                                  6,117,696
                                               ------------
             PRIVATE ASSET BACKED: MORTGAGE AND HOME
               EQUITY -- 2.00%
   385,645   Bear Stearns Commercial Mortgage
               Securities, Series 01, Class
               A1,
               6.08%, 02/15/35...............       402,815
 1,755,191   GMAC Commercial Mortgage
               Securities, Inc., Series
               01-C1,
               5.99%, 04/15/34...............     1,825,399
 4,186,579   LB-UBS Commercial Mortgage
               Trust, Series 01-C2, Class A1,
               6.27%, 06/15/20...............     4,391,307
 1,476,941   PNC Mortgage Acceptance Corp.,
               Series 01-C1, Class A1,
               5.91%, 03/12/34...............     1,531,825
                                               ------------
                                                  8,151,346
                                               ------------
             PRIVATE ASSET BACKED: UTILITIES -- 0.56%
 2,000,000   Peco Energy Transition Trust,
               Series 00-A, Class A4,
               7.65%, 03/01/10...............     2,272,572
                                               ------------
             REAL ESTATE -- 0.14%
   550,000   EOP Operating LP,
               7.875%, 07/15/31..............       564,974
                                               ------------
             RETAIL -- 0.06%
   270,000   Sears Roebuck Acceptance Corp.,
               7.00%, 06/01/32...............       258,645
                                               ------------
             RETAIL: RESTAURANT -- 0.06%
   220,000   Tricon Global Restaurants, Inc.,
               8.875%, 04/15/11..............       233,200
                                               ------------
             RETAIL: SUPERMARKET -- 0.05%
   185,000   Kroger Company,
               7.80%, 08/15/07...............       204,308
                                               ------------
             SPECIAL PURPOSE ENTITY -- 0.23%
   916,000   Trains -- 144A,
               5.89%, 01/25/07...............       929,465
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 0.71%
$  390,000   AT&T Corp. -- 144A,
               8.00%, 11/15/31(a)............  $    306,150
   195,000   Citizens Communications Company,
               7.625%, 08/15/08..............       178,188
    65,000   Citizens Communications Company,
               9.00%, 08/15/31...............        54,317
   100,000   Deutsche Telekom,
               8.00%, 06/15/10...............        99,566
   900,000   Dominion Resources, Inc., Series
               B,
               7.625%, 07/15/05..............       975,817
    55,000   Nextel Communications,
               9.50%, 02/01/11...............        27,088
   180,000   Panamsat Corp. -- 144A,
               8.50%, 02/01/12...............       165,600
   245,000   Qwest Capital Funding,
               7.75%, 08/15/06...............       149,450
   260,000   Qwest Capital Funding,
               7.00%, 08/03/09...............       144,300
    35,000   Triton PCS, Inc.,
               9.375%, 02/01/11..............        22,400
   520,000   Vodafone Group PLC,
               7.75%, 02/15/10...............       552,898
   630,000   WorldCom, Inc.,
               6.40%, 08/15/05**.............        94,500
   430,000   WorldCom, Inc.,
               8.00%, 05/15/06**(a)..........        64,500
    20,000   WorldCom, Inc.,
               8.25%, 05/15/10**.............         3,000
   260,000   WorldCom, Inc.,
               8.25%, 05/15/31**.............        39,000
                                               ------------
                                                  2,876,774
                                               ------------
             TRANSPORTATION -- 0.15%
   400,000   Canadian National Railway
               Company,
               6.90%, 07/15/28(h)............       408,783
   200,000   Norfolk Southern Corp.,
               7.05%, 05/01/37...............       210,684
                                               ------------
                                                    619,467
                                               ------------
             UTILITIES: ELECTRIC -- 0.93%
   340,000   AES Corp.,
               8.75%, 12/15/02...............       316,200
   500,000   Calpine Corp.,
               7.875%, 04/01/08(h)...........       330,000
   250,000   CMS Energy Corp.,
               9.875%, 10/15/07(h)...........       187,500

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             UTILITIES: ELECTRIC (CONTINUED)
$  625,000   DTE Energy Corp.,
               6.45%, 06/01/06...............  $    651,171
 1,020,000   Exelon Generation Company LLC,
               6.95%, 06/15/11(a)............     1,055,972
   275,000   FirstEnergy Corp., Series C,
               7.375%, 11/15/31..............       260,958
   120,000   Oncor Electric Delivery -- 144A,
               6.375%, 05/01/12..............       123,294
   755,000   Progress Energy, Inc.,
               7.10%, 03/01/11(a)............       797,593
    65,000   Progress Energy, Inc.,
               7.75%, 03/01/31...............        69,717
                                               ------------
                                                  3,792,405
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $69,171,305)............    68,099,521
                                               ------------
             FOREIGN GOVERNMENT OBLIGATIONS -- 3.10%
 3,445,000   Bundes Republic of Deutscheland
               Obligation, Series 139,
               4.00%, 02/16/07...............     3,331,256
   345,000   Federative Republic of Brazil,
               11.50%, 03/12/08..............       234,600
 1,354,551   Federative Republic of Brazil,
               8.00%, 04/15/14...............       844,901
   140,000   Federative Republic of Brazil,
               12.75%, 01/15/20..............        86,800
 4,260,000   Government of Canada,
               6.00%, 06/01/11(e)............     2,913,303
 8,510,000   Government of Sweden, Series
               1044,
               3.50%, 04/20/06(f)............       875,730
 1,900,000   New Zealand Government, Series
               1111,
               6.00%, 11/15/11(g)............       879,852
   601,694   Republic of Colombia,
               9.75%, 04/09/11...............       616,736
   472,000   Republic of Panama,
               8.25%, 04/22/08...............       453,120
   538,000   Republic of Panama,
               9.625%, 02/08/11..............       521,860
   200,000   Republic of Philippines,
               9.50%, 10/21/24...............       214,000
   303,800   Republic of Poland, Series PDIB,
               6.00%, 10/27/14...............       305,319
   250,000   United Mexican States,
               9.875%, 02/01/10..............       280,000

PRINCIPAL                                         VALUE
---------                                      ------------
             FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$  250,000   United Mexican States,
               11.375%, 09/15/16.............  $    308,125
   802,000   United Mexican States,
               8.125%, 12/30/19..............       781,148
                                               ------------
             TOTAL FOREIGN GOVERNMENT
               OBLIGATIONS (Cost
               $12,274,379)..................    12,646,750
                                               ------------
             US GOVERNMENT SECURITIES -- 9.47%
             US TREASURY BONDS -- 6.61%
 1,400,000   10.375%, 11/15/12(a)............     1,799,382
 1,620,000   9.25%, 02/15/16.................     2,226,287
 2,760,000   8.875%, 08/15/17(a).............     3,722,727
 3,975,000   8.125%, 08/15/19(a).............     5,091,561
 3,040,000   8.50%, 02/15/20.................     4,028,453
 7,095,000   8.00%, 11/15/21(a)..............     9,074,945
   900,000   6.125%, 11/15/27(a).............       951,719
    40,000   5.375%, 02/15/31................        39,169
                                               ------------
                                                 26,934,243
                                               ------------
             US TREASURY NOTES -- 1.54%
 5,090,000   6.00%, 07/31/02(a)..............     5,109,520
   620,000   4.375%, 05/15/07(a).............       628,525
   525,000   4.875%, 02/15/12................       526,969
                                               ------------
                                                  6,265,014
                                               ------------
             US TREASURY STRIPS -- 1.32%
 9,850,000   Zero coupon, 05/15/17...........     4,172,352
 3,875,000   Zero coupon, 11/15/21...........     1,225,891
                                               ------------
                                                  5,398,243
                                               ------------
             TOTAL US GOVERNMENT SECURITIES
               (Cost $37,963,555)............    38,597,500
                                               ------------
             US GOVERNMENT AGENCY SECURITIES -- 18.77%
             FANNIE MAE -- 13.48%
 1,619,958   PL# 535675, 7.00%, 01/01/16.....     1,702,475
   291,739   PL# 566031, 6.00%, 03/01/16*....       297,902
   304,689   PL# 572465, 6.00%, 03/01/16*....       311,125
   199,655   PL# 535833, 6.00%, 04/01/16*....       203,873
   134,914   PL# 575334, 6.00%, 04/01/16*....       137,764
   868,240   PL# 577855, 6.00%, 04/01/16*....       886,581
   749,425   PL# 579234, 6.00%, 04/01/16.....       765,257
   249,203   PL# 357125, 6.00%, 05/01/16*....       254,467
   281,788   PL# 577523, 6.00%, 05/01/16*....       287,741
   883,038   PL# 578769, 6.00%, 05/01/16*....       901,692
   730,879   PL# 578771, 6.00%, 05/01/16*....       746,319
   411,226   PL# 582491, 6.00%, 05/01/16.....       419,913

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             US GOVERNMENT AGENCY SECURITIES (CONTINUED)
             FANNIE MAE (CONTINUED)
$  766,209   PL# 583058, 6.00%, 05/01/16.....  $    782,396
   356,820   PL# 253845, 6.00%, 06/01/16*....       364,358
   676,829   PL# 582644, 6.00%, 06/01/16.....       691,127
   291,421   PL# 592657, 6.00%, 06/01/16*....       297,577
   501,118   PL# 581853, 6.00%, 07/01/16.....       511,704
   537,992   PL# 590778, 6.00%, 07/01/16.....       549,357
   391,229   PL# 592659, 6.00%, 07/01/16.....       399,493
   374,613   PL# 594917, 6.00%, 07/01/16.....       382,526
   132,958   PL# 594918, 6.00%, 07/01/16.....       135,767
   382,581   PL# 595972, 6.00%, 07/01/16.....       390,663
    33,613   PL# 596354, 6.00%, 07/01/16.....        34,323
   573,931   PL# 598252, 6.00%, 07/01/16.....       586,055
    37,616   PL# 618559, 6.00%, 09/01/16.....        38,411
   374,333   PL# 611322, 6.00%, 10/01/16.....       382,241
   321,581   PL# 612290, 6.00%, 10/01/16.....       328,375
   283,948   PL# 593481, 6.00%, 11/01/16.....       289,947
 1,651,312   PL# 614211, 5.50%, 12/01/16.....     1,654,408
 1,950,103   PL# 614748, 5.50%, 12/01/16.....     1,953,759
   510,303   PL# 614924, 7.00%, 12/01/16.....       536,296
 1,945,369   PL# 618454, 5.50%, 12/01/16.....     1,949,017
   330,718   PL# 620252, 6.00%, 12/01/16.....       337,705
 1,931,758   PL# 622080, 5.50%, 12/01/16.....     1,935,380
 1,937,453   PL# 612847, 5.50%, 01/01/17.....     1,941,086
   507,515   PL# 615179, 5.50%, 01/01/17.....       508,466
   365,069   PL# 623740, 6.00%, 01/01/17.....       372,781
 1,464,051   PL# 625805, 5.50%, 01/01/17.....     1,466,796
   323,138   PL# 626735, 6.00%, 01/01/17.....       329,964
   325,852   PL# 626796, 6.00%, 03/01/17.....       332,736
   324,242   PL# 630319, 6.00%, 03/01/17.....       331,091
   329,227   PL# 630294, 6.00%, 03/01/17.....       336,182
   331,854   PL# 630304, 6.00%, 03/01/17.....       338,864
   330,247   PL# 630327, 6.00%, 03/01/17.....       337,224
   317,203   PL# 634424, 6.00%, 03/01/17.....       323,903
   380,171   PL# 634776, 6.00%, 03/01/17.....       388,202
   330,746   PL# 637065, 6.00%, 03/01/17.....       337,733
   326,845   PL# 637172, 6.00%, 03/01/17.....       333,749
   329,663   PL# 637167, 6.00%, 03/01/17.....       336,627
   326,806   PL# 636830, 6.00%, 04/01/17.....       333,710
   444,452   PL# 638257, 6.00%, 04/01/17.....       453,841
   999,901   PL# 254342, 6.00%, 05/01/17*....     1,021,024
   337,785   PL# 598438, 6.00%, 05/01/17.....       344,921
 1,678,707   PL# 428865, 7.00%, 06/01/28.....     1,740,445
 3,230,786   PL# 406815, 7.00%, 07/01/28.....     3,349,605

PRINCIPAL                                         VALUE
---------                                      ------------
             US GOVERNMENT AGENCY SECURITIES (CONTINUED)
             FANNIE MAE (CONTINUED)
$   83,373   PL# 535041, 7.00%, 12/01/29.....  $     86,439
   363,290   PL# 535195, 7.00%, 03/01/30.....       376,651
   556,376   PL# 534021, 7.50%, 05/01/30.....       584,162
    30,049   PL# 540754, 7.50%, 05/01/30.....        31,550
   548,873   PL# 542576, 7.50%, 08/01/30.....       576,285
    24,451   PL# 548098, 7.50%, 08/01/30.....        25,672
    39,092   PL# 549906, 7.50%, 09/01/30.....        41,044
    32,177   PL# 552549, 7.50%, 09/01/30.....        33,784
   476,915   PL# 548190, 7.50%, 10/01/30.....       500,733
    38,064   PL# 558083, 7.50%, 10/01/30.....        39,965
   575,696   PL# 253515, 7.50%, 11/01/30.....       604,447
    59,455   PL# 561320, 7.50%, 11/01/30.....        62,424
    42,010   PL# 561844, 7.50%, 11/01/30.....        44,108
   479,663   PL# 559547, 7.50%, 12/01/30.....       503,617
    33,412   PL# 558384, 7.50%, 01/01/31.....        35,081
    39,559   PL# 568677, 7.50%, 01/01/31.....        41,535
    32,775   PL# 572762, 7.50%, 03/01/31.....        34,412
    50,248   PL# 582178, 7.50%, 06/01/31.....        52,757
    72,149   PL# 594316, 6.50%, 07/01/31*....        73,662
 2,000,200   PL# 545139, 7.00%, 08/01/31*....     2,073,761
 1,000,100   PL# 545195, 7.00%, 09/01/31.....     1,036,881
    24,254   PL# 602859, 6.50%, 10/01/31*....        24,762
 1,637,683   PL# 606361, 7.50%, 10/01/31.....     1,719,471
   175,843   PL# 611635, 7.00%, 11/01/31.....       182,310
    49,005   PL# 254091, 6.00%, 12/01/31*....        48,938
    25,038   PL# 620174, 6.50%, 12/01/31*....        25,563
    47,730   PL# 624978, 6.00%, 01/01/32.....        47,664
   351,683   PL# 631415, 6.50%, 02/01/32*....       359,057
   117,547   PL# 564462, 6.50%, 03/01/32*....       120,011
   648,317   PL# 627256, 6.50%, 03/01/32*....       661,910
   903,166   PL# 644912, 6.00%, 06/01/32.....       901,931
   199,981   PL# 648048, 6.00%, 06/01/32.....       199,708
 7,000,000   TBA, 6.50%, 07/01/32*...........     7,133,434
                                               ------------
                                                 54,988,673
                                               ------------
             FREDDIE MAC -- 0.52%
 1,875,000   7.00%, 03/15/10.................     2,098,245
                                               ------------
             FREDDIE MAC GOLD -- 2.56%
   162,957   PL# E88994, 6.00%, 04/01/17*....       166,481
   837,043   PL# E89456, 6.00%, 04/01/17*....       855,144
 1,993,244   PL# E89913, 6.00%, 05/01/17*....     2,036,348
   599,941   PL# E90176, 5.50%, 06/01/17.....       601,553
 2,000,000   TBA, 6.00%, 07/01/16............     2,038,750

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             US GOVERNMENT AGENCY SECURITIES (CONTINUED)
             FREDDIE MAC GOLD (CONTINUED)
$  600,000   TBA, 6.00%, 07/01/32............  $    598,313
 4,000,000   TBA, 7.00%, 07/01/32............     4,141,248
                                               ------------
                                                 10,437,837
                                               ------------
             GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION -- 2.17%
   296,615   PL# 780914, 6.00%, 11/15/28.....       296,853
 3,485,261   PL# 3161, 6.50%, 11/20/31.......     3,547,877
 5,000,000   TBA, 6.00%, 07/01/32............     4,992,190
                                               ------------
                                                  8,836,920
                                               ------------
             RESOLUTION FUNDING STRIPS -- 0.04%
   250,000   Zero coupon, 07/15/18...........        92,732
   250,000   Zero coupon, 10/15/18...........        91,117
                                               ------------
                                                    183,849
                                               ------------
             TOTAL US GOVERNMENT AGENCY
               SECURITIES (Cost
               $75,883,997)..................    76,545,524
                                               ------------
  SHARES
  ------
             REGULATED INVESTMENT COMPANY -- 0.30%
 1,239,431   Merrimac Cash Fund -- Money
               Market(b) (Cost $1,239,431)...     1,239,431
                                               ------------
PRINCIPAL
---------
             COMMERCIAL PAPER -- 0.19%
$  762,727   Morgan Stanley,
               2.08%, 11/08/02(b) (Cost
               $762,727).....................       762,727
                                               ------------
             TIME DEPOSITS -- 4.33%
 1,791,641   American Express Centurion Bank,
               1.79%, 07/08/02(b)............     1,791,641
   800,633   American Express Centurion Bank,
               1.79%, 07/22/02(b)............       800,633
   400,316   Bank of Montreal,
               1.77%, 07/08/02(b)............       400,316
 1,601,264   Bank of Nova Scotia,
               1.80%, 07/15/02(b)............     1,601,264
   200,157   Bayerische HypoVereinsbank,
               1.93%, 07/03/02(b)............       200,157
 1,396,871   Bayerische HypoVereinsbank,
               1.80%, 08/08/02(b)............     1,396,871

PRINCIPAL                                         VALUE
---------                                      ------------
             TIME DEPOSITS (CONTINUED)
$  495,504   Bayerische HypoVereinsbank,
               1.80%, 09/19/02(b)............  $    495,504
   600,474   Credit Agricole,
               1.94%, 07/01/02(b)............       600,474
 5,003,951   Den Danske Bank,
               1.78%, 07/30/02(b)............     5,003,951
   400,316   Harris Trust and Savings Bank,
               1.80%, 09/18/02(b)............       400,316
 2,562,023   Royal Bank of Canada,
               1.94%, 07/01/02(b)............     2,562,023
 2,401,897   Toronto Dominion,
               1.83%, 08/29/02(b)............     2,401,897
                                               ------------
             TOTAL TIME DEPOSITS (Cost
               $17,655,047)..................    17,655,047
                                               ------------
             SHORT TERM CORPORATE NOTES -- 3.64%
   146,887   American Honda Finance, Floating
               Rate,
               1.82%(+), 04/08/03(b).........       146,887
   381,363   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.79%(+), 11/04/02(b).........       381,363
 1,745,568   Fleet National Bank, Floating
               Rate,
               2.00%(+), 07/03/02(b).........     1,745,568
 2,529,481   Goldman Sachs, Floating Rate,
               1.98%(+), 07/08/02(b).........     2,529,481
   126,481   Goldman Sachs, Floating Rate,
               2.12%(+), 08/05/02(b).........       126,481
   762,727   Merrill Lynch & Company,
               Floating Rate,
               1.91%(+), 11/26/02(b).........       762,727
 2,478,861   Merrill Lynch & Company,
               Floating Rate,
               1.92%(+), 04/16/03(b).........     2,478,861
 2,860,225   Morgan Stanley, Floating Rate,
               2.05%(+), 07/02/02(b).........     2,860,225
 3,813,632   Morgan Stanley, Floating Rate,
               2.05%(+), 03/25/03(b).........     3,813,632
                                               ------------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $14,845,225)............    14,845,225
                                               ------------
             TOTAL SECURITIES (Cost
               $484,834,846).................   463,994,865
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             REPURCHASE AGREEMENTS -- 0.60%
$1,096,360   With Investors Bank & Trust,
               dated 06/28/02, 1.03%, due
               07/01/02, repurchase proceeds
               at maturity $1,096,454
               (Collateralized by Fannie Mae,
               5.991%, due 07/01/31, with a
               value of $1,151,178)..........  $  1,096,360
 1,342,090   With Investors Bank & Trust,
               dated 06/28/02, 1.03%, due
               07/01/02, repurchase proceeds
               at maturity $1,342,205
               (Collateralized by Fannie Mae
               Adjustable Rate Mortgage,
               5.167%, due 01/01/21, with a
               value of $1,409,225)..........     1,342,090
                                               ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $2,438,450).............     2,438,450
                                               ------------
             SECURITIES SOLD SHORT -- (4.55)%
 8,000,000   Fannie Mae TBA,
               6.00%, 07/01/17 (Proceeds
               $8,170,792)...................    (8,152,496)
   300,000   Fannie Mae TBA,
               6.00%, 07/01/32 (Proceeds
               $299,762).....................      (299,062)
 8,000,000   Fannie Mae TBA,
               6.50%, 07/01/32 (Proceeds
               $8,154,441)...................    (8,152,496)
 1,900,000   Fannie Mae TBA,
               7.00%, 07/01/32 (Proceeds
               $1,966,016)...................    (1,967,093)
                                               ------------
             TOTAL SECURITIES SOLD SHORT.....   (18,571,147)
                                               ------------
CONTRACTS
---------
             CALL OPTIONS WRITTEN -- (0.01)%
             US TREASURY NOTE (10 YEAR) SEPTEMBER FUTURE
        15   Expiring August 2002 @107.......       (21,094)
         5   Expiring August 2002 @108.......        (4,687)
                                               ------------
             TOTAL CALL OPTIONS WRITTEN
               (Premium $30,159).............       (25,781)
                                               ------------
             Total Investments -- 109.82%
               (Cost $468,652,126)...........   447,836,387
             Liabilities less other
               assets -- (9.82)%.............   (40,030,707)
                                               ------------
             NET ASSETS -- 100.00%...........  $407,805,680
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $468,652,126.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 12,251,901
    Gross unrealized depreciation..........   (33,067,640)
                                             ------------
    Net unrealized depreciation............  $(20,815,739)
                                             ============

---------------

(a)  All or part of this security is on loan.

(b)  Collateral for securities on loan.

(c)  Non-income producing security.

(d)  Quarterly reset provision. The rate shown was in effect at June 30, 2002.

(e) Principal amount shown for this debt security is denominated in Canadian dollars.

(f)  Principal amount shown for this debt security is denominated in Swedish
     Krona.

(g) Principal amount shown for this debt security is denominated in New Zealand dollars.

(h)  Security is fully segregated as collateral for written option.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2002.

*    Security held as collateral by custodian for security sold short.

**   Bond is in default.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/-1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 94.34%
              AEROSPACE -- 2.41%
    105,000   Northrop Grumman Corp.(a)....  $   13,125,000
    210,000   Raytheon Company.............       8,557,500
    215,000   Textron, Inc. ...............      10,083,500
    135,000   United Technologies Corp. ...       9,166,500
                                             --------------
                                                 40,932,500
                                             --------------
              APPAREL:
                MANUFACTURING -- 1.16%
    255,800   Liz Claiborne, Inc. .........       8,134,440
    293,100   V.F. Corp. ..................      11,492,451
                                             --------------
                                                 19,626,891
                                             --------------
              APPAREL: RETAIL -- 0.44%
    381,800   TJX Companies, Inc. .........       7,487,098
                                             --------------
              AUTOMOBILES -- 0.81%
    290,001   Ford Motor Company...........       4,640,016
    170,000   General Motors Corp.(a)......       9,086,500
                                             --------------
                                                 13,726,516
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 2.81%
    165,000   Cummins, Inc.(a).............       5,461,500
    314,400   Dana Corp. ..................       5,825,832
    135,000   Johnson Controls, Inc. ......      11,017,350
     25,225   Lear Corp.(c)................       1,166,656
    153,900   Magna International,
                Inc.(a)....................      10,596,015
    240,000   TRW, Inc. ...................      13,675,200
                                             --------------
                                                 47,742,553
                                             --------------
              BANKS -- 13.37%
    582,100   Bank of America Corp. .......      40,956,556
    538,900   Bank One Corp. ..............      20,736,872
    235,000   Comerica, Inc. ..............      14,429,000
    560,280   FleetBoston Financial
                Corp. .....................      18,125,058
    196,400   Golden West Financial
                Corp. .....................      13,508,392
    241,400   Huntington Bancshares,
                Inc. ......................       4,687,988
    534,840   J.P. Morgan Chase & Company..      18,141,773
    507,800   National City Corp. .........      16,884,350
    386,900   Regions Financial Corp. .....      13,599,535
    605,200   Wachovia Corp. ..............      23,106,536
    540,150   Washington Mutual, Inc. .....      20,044,966
    454,200   Wells Fargo & Company........      22,737,252
                                             --------------
                                                226,958,278
                                             --------------
              BROADCAST SERVICES/MEDIA -- 0.58%
    165,000   McGraw-Hill Companies,
                Inc. ......................       9,850,500
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CHEMICALS -- 2.74%
    665,395   Dow Chemical Company.........  $   22,876,280
    186,600   Eastman Chemical Company.....       8,751,540
    230,000   E.I. du Pont de Nemours and
                Company....................      10,212,000
    138,000   Lubrizol Corp. ..............       4,623,000
                                             --------------
                                                 46,462,820
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.80%
  1,148,600   Hewlett-Packard Company......      17,550,608
     36,000   International Business
                Machines Corp. ............       2,592,000
    260,000   Pitney Bowes, Inc. ..........      10,327,200
                                             --------------
                                                 30,469,808
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.96%
    142,000   Centex Corp. ................       8,206,180
    141,200   Pulte Homes, Inc. ...........       8,116,176
                                             --------------
                                                 16,322,356
                                             --------------
              CONSUMER GOODS AND SERVICES -- 5.44%
    170,000   Avon Products, Inc. .........       8,880,800
     25,000   Colgate-Palmolive Company....       1,251,250
    210,000   General Electric Company.....       6,100,500
    120,000   Gillette Company.............       4,064,400
     65,000   Kimberly-Clark Corp. ........       4,030,000
    466,200   Leggett & Platt, Inc. .......      10,909,080
    431,000   Philip Morris Companies,
                Inc. ......................      18,826,080
    100,200   Procter & Gamble Company.....       8,947,860
    364,600   Sherwin-Williams Company.....      10,912,478
    281,100   Whirlpool Corp. .............      18,372,696
                                             --------------
                                                 92,295,144
                                             --------------
              DISTRIBUTORS -- 1.90%
    236,200   Arrow Electronics, Inc.(c)...       4,901,150
    272,200   Avnet, Inc. .................       5,985,678
    377,000   Genuine Parts Company........      13,145,990
    247,905   Ingram Micro, Inc. -- Class
                A(c).......................       3,408,694
    127,800   Tech Data Corp.(a)(c)........       4,837,230
                                             --------------
                                                 32,278,742
                                             --------------
              ELECTRONICS -- 1.24%
    180,000   Emerson Electric Company.....       9,631,800
  1,398,600   Solectron Corp.(c)...........       8,601,390
    147,600   Thomas & Betts Corp.(c)......       2,745,360
                                             --------------
                                                 20,978,550
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ENGINEERING -- 0.32%
    140,000   Fluor Corp. .................  $    5,453,000
                                             --------------
              FINANCIAL SERVICES -- 5.49%
    835,500   Citigroup, Inc. .............      32,375,625
    359,800   Fannie Mae...................      26,535,250
    173,000   Freddie Mac..................      10,587,600
    209,800   Lehman Brothers Holdings,
                Inc. ......................      13,116,696
    244,400   Morgan Stanley...............      10,528,752
                                             --------------
                                                 93,143,923
                                             --------------
              FOOD & BEVERAGE -- 3.01%
    140,000   Anheuser-Busch Companies,
                Inc. ......................       7,000,000
    125,000   Coca-Cola Enterprises,
                Inc. ......................       7,000,000
    546,600   ConAgra Foods, Inc. .........      15,113,490
    180,000   PepsiCo, Inc. ...............       8,676,000
    859,239   Tyson Foods, Inc. -- Class
                A..........................      13,326,797
                                             --------------
                                                 51,116,287
                                             --------------
              INSURANCE -- 3.59%
    125,000   Aetna, Inc. .................       5,996,250
    130,000   Allstate Corp. ..............       4,807,400
     27,000   American International Group,
                Inc. ......................       1,842,210
    269,400   Chubb Corp. .................      19,073,520
    160,000   Lincoln National Corp. ......       6,720,000
     70,000   Marsh & McLennan Companies,
                Inc. ......................       6,762,000
    140,000   St. Paul Companies,
                Inc.(a)....................       5,448,800
    270,300   Torchmark Corp. .............      10,325,460
                                             --------------
                                                 60,975,640
                                             --------------
              MACHINERY -- 1.84%
    210,000   Caterpillar, Inc. ...........      10,279,500
    210,000   Deere & Company..............      10,059,000
    240,000   Ingersoll-Rand Company --
                Class A....................      10,958,400
                                             --------------
                                                 31,296,900
                                             --------------
              MANUFACTURING -- 3.55%
    229,000   Cooper Industries, Ltd. --
                Class A....................       8,999,700
    145,000   Eaton Corp.(a)...............      10,548,750
    220,000   Honeywell International,
                Inc. ......................       7,750,600
    228,300   Owens-Illinois, Inc.(a)(c)...       3,136,842
    592,950   Smurfit-Stone Container
                Corp.(c)...................       9,143,289
    250,950   Sonoco Products Company......       7,106,904

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING (CONTINUED)
    110,000   3M Company...................  $   13,530,000
                                             --------------
                                                 60,216,085
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.95%
    165,000   Baxter International,
                Inc. ......................       7,334,250
    170,000   Johnson & Johnson............       8,884,200
                                             --------------
                                                 16,218,450
                                             --------------
              METALS AND MINING -- 0.87%
    240,000   Alcoa, Inc. .................       7,956,000
    105,000   Nucor Corp. .................       6,829,200
                                             --------------
                                                 14,785,200
                                             --------------
              OIL, COAL AND GAS -- 11.18%
    138,100   Amerada Hess Corp.(a)........      11,393,250
    110,000   Baker Hughes, Inc. ..........       3,661,900
    100,000   BP PLC (ADR).................       5,049,000
    105,000   Burlington Resources,
                Inc. ......................       3,990,000
    440,393   ChevronTexaco Corp. .........      38,974,780
    437,300   Conoco, Inc. ................      12,156,940
    140,000   Diamond Offshore Drilling,
                Inc.(a)....................       3,990,000
  1,515,400   Exxon Mobil Corp. ...........      62,010,168
     75,000   Kerr-McGee Corp.(a)..........       4,016,250
     40,000   Murphy Oil Corp. ............       3,300,000
    464,000   Occidental Petroleum
                Corp. .....................      13,915,360
    293,900   Phillips Petroleum Company...      17,304,832
     65,000   Schlumberger, Ltd. ..........       3,022,500
    160,000   Tidewater, Inc. .............       5,267,200
     46,700   Unocal Corp. ................       1,725,098
                                             --------------
                                                189,777,278
                                             --------------
              OIL AND GAS: PIPELINES -- 0.18%
    105,000   El Paso Corp. ...............       2,164,050
    150,000   Williams Companies, Inc. ....         898,500
                                             --------------
                                                  3,062,550
                                             --------------
              PAPER AND FOREST PRODUCTS -- 4.53%
    803,884   Georgia-Pacific Group........      19,759,469
    504,400   International Paper
                Company....................      21,981,752
    518,514   MeadWestvaco Corp. ..........      17,401,330
    119,350   Temple-Inland, Inc. .........       6,905,591
    170,000   Weyerhaeuser Company.........      10,854,500
                                             --------------
                                                 76,902,642
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS -- 3.80%
    125,000   Abbott Laboratories..........  $    4,706,250
    150,000   Bristol-Myers Squibb
                Company....................       3,855,000
     70,000   Eli Lilly & Company..........       3,948,000
    496,100   Merck & Company, Inc. .......      25,122,504
    480,000   Pfizer, Inc. ................      16,800,000
    270,000   Pharmacia Corp. .............      10,111,500
                                             --------------
                                                 64,543,254
                                             --------------
              REAL ESTATE INVESTMENT TRUST -- 0.34%
    200,000   Equity Residential Properties
                Trust(a)...................       5,750,000
                                             --------------
              RESEARCH AND DEVELOPMENT -- 0.24%
     80,000   Wyeth........................       4,096,000
                                             --------------
              RETAIL -- 3.07%
    315,700   Federated Department Stores,
                Inc.(c)....................      12,533,290
    180,000   J.C. Penney Company,
                Inc.(a)....................       3,963,600
    346,500   May Department Stores
                Company....................      11,410,245
    444,700   Sears, Roebuck & Company.....      24,147,210
                                             --------------
                                                 52,054,345
                                             --------------
              RETAIL: SUPERMARKET -- 0.51%
    355,700   SUPERVALU, Inc.(a)...........       8,725,321
                                             --------------
              RUBBER PRODUCTS -- 0.59%
    193,100   Cooper Tire & Rubber
                Company....................       3,968,205
    318,695   Goodyear Tire & Rubber
                Company(a).................       5,962,783
                                             --------------
                                                  9,930,988
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.27%
    179,800   AT & T Corp. ................       1,923,860
    593,100   BellSouth Corp. .............      18,682,650
  1,801,900   Corning, Inc.(c).............       6,396,745
  6,747,200   Nortel Networks Corp.(c).....       9,783,440
  2,313,800   Qwest Communications
                International, Inc.(c).....       6,478,640
    917,500   SBC Communications, Inc. ....      27,983,750
    964,950   Tellabs, Inc.(c).............       5,982,690
    710,652   Verizon Communications,
                Inc. ......................      28,532,678
  6,871,175   WorldCom, Inc.-WorldCom
                Group(c)...................         618,406
                                             --------------
                                                106,382,859
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TRANSPORTATION -- 3.05%
    366,500   Burlington Northern Santa Fe
                Corp. .....................  $   10,995,000
    160,000   Canadian National Railway
                Company(a).................       8,288,000
    287,100   CSX Corp.(a).................      10,062,855
    609,900   Norfolk Southern Corp. ......      14,259,462
    130,000   Union Pacific Corp. .........       8,226,400
                                             --------------
                                                 51,831,717
                                             --------------
              UTILITIES: ELECTRIC -- 4.84%
    225,900   Allegheny Energy, Inc.(a)....       5,816,925
    236,300   Ameren Corp.(a)..............      10,163,263
    336,380   American Electric Power
                Company, Inc.(a)...........      13,461,928
    325,700   Cinergy Corp. ...............      11,721,943
    296,200   Consolidated Edison,
                Inc.(a)....................      12,366,350
    125,000   Dominion Resources,
                Inc.(a)....................       8,275,000
    150,000   Duke Energy Corp. ...........       4,665,000
    180,000   Entergy Corp. ...............       7,639,200
     35,750   Reliant Resources,
                Inc.(a)(c).................         312,812
    305,800   Wisconsin Energy Corp.(a)....       7,727,566
                                             --------------
                                                 82,149,987
                                             --------------
              UTILITIES: NATURAL GAS -- 0.47%
    210,000   KeySpan Corp.(a).............       7,906,500
                                             --------------
              TOTAL COMMON STOCK (Cost
                $1,574,351,991)............   1,601,450,682
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.20%
  3,385,123   Merrimac Cash Fund -- Premium
                Class(b) (Cost
                $3,385,123)................       3,385,123
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 2.94%
$ 4,600,000   John Deere Capital Company,
                2.05%, 07/09/02............       4,597,393
  6,050,000   Houston Industries Finance,
                2.65%, 07/02/02............       6,048,664
  6,900,000   Montauk Funding Corp.,
                1.79%, 07/23/02............       6,891,766
  2,083,152   Morgan Stanley,
                2.08%, 11/08/02(b).........       2,083,152
  3,800,000   Starfish Global Funding LLC,
                1.80%, 07/23/02............       3,795,440
  3,348,000   Stellar Funding Group,
                1.80%, 07/02/02............       3,347,498

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              COMMERCIAL PAPER (CONTINUED)
$10,200,000   Stellar Funding Group,
                1.82%, 07/18/02............  $   10,190,202
 10,600,000   Tannehill Capital Company
                LLC,
                1.84%, 07/10/02............      10,594,041
  2,500,000   Textron Financial,
                1.92%, 07/16/02............       2,497,733
                                             --------------
              TOTAL COMMERCIAL PAPER (Cost
                $50,045,889)...............      50,045,889
                                             --------------
              TIME DEPOSITS -- 2.62%
  5,141,601   American Express Centurion
                Bank,
                1.79%, 07/08/02(b).........       5,141,601
  2,056,640   American Express Centurion
                Bank,
                1.79%, 07/22/02(b).........       2,056,640
  1,028,320   Bank of Montreal,
                1.77%, 07/08/02(b).........       1,028,320
  4,113,281   Bank of Nova Scotia,
                1.80%, 07/15/02(b).........       4,113,281
    514,161   Bayerische HypoVereinsbank,
                1.93%, 07/03/02(b).........         514,161
  1,624,575   Bayerische HypoVereinsbank,
                1.80%, 08/08/02(b).........       1,624,575
  1,542,481   Bayerische HypoVereinsbank,
                1.80%, 09/19/02(b).........       1,542,481
  1,542,481   Credit Agricole Indosuez,
                1.94%, 07/01/02(b).........       1,542,481
 12,854,004   Den Danske Bank,
                1.78%, 07/30/02(b).........      12,854,004
  1,028,320   Harris Trust and Savings
                Bank,
                1.80%, 09/18/02(b).........       1,028,320
  6,581,251   Royal Bank Of Canada,
                1.94%, 07/01/02(b).........       6,581,251
  6,169,922   Toronto Dominion,
                1.83%, 08/29/02(b).........       6,169,922
                                             --------------
              TOTAL TIME DEPOSITS (Cost
                $44,197,037)...............      44,197,037
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES -- 1.85%
$ 1,388,994   American Honda Finance,
                Floating Rate,
                1.82%(+), 04/08/03(b)......  $    1,388,994
    891,577   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.79%(+), 11/04/02(b)......         891,577
  2,655,537   Fleet National Bank, Floating
                Rate,
                2.00%(+), 07/03/02(b)......       2,655,537
    752,659   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.98%(+), 07/08/02(b)......         752,659
    445,026   Goldman Sachs Group, Inc.,
                Floating Rate,
                2.12%(+), 08/05/02(b)......         445,026
  2,083,152   Merrill Lynch & Company,
                Floating Rate,
                1.91%(+), 11/26/02(b)......       2,083,152
  6,770,245   Merrill Lynch & Company,
                Floating Rate,
                1.92%(+), 04/16/03(b)......       6,770,245
  7,811,821   Morgan Stanley, Floating
                Rate,
                2.05%(+), 07/02/02(b)......       7,811,821
  8,915,762   Morgan Stanley, Floating
                Rate,
                2.05%(+), 03/25/03(b)......       8,915,762
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $31,714,773)...      31,714,773
                                             --------------
              TOTAL SECURITIES (Cost
                $1,703,694,813)............   1,730,793,504
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 2.44%
$10,000,000   With Morgan Stanley, dated
                06/28/02, 2.11%, due
                07/01/02, repurchase
                proceeds at maturity
                $10,001,758 (Collateralized
                by Bank of Novia Scotia,
                6.875%, due 05/01/03, with
                a value of $8,880,083,
                Firstar Bank, N.A., 7.125%,
                due 12/01/09, with a value
                of $1,670,945 and Household
                Finance Corp., 7.00%, due
                05/15/12, with a value of
                $538,309)(b)...............  $   10,000,000
 41,452,287   With Investors Bank & Trust,
                dated 06/28/02, 1.03%, due
                07/01/02, repurchase
                proceeds at maturity
                $41,455,845 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, 5.80%, due
                07/01/26, with a value of
                $1,766,903, Fannie Mae,
                5.492%, due 11/01/31, with
                a value of $21,142,462 and
                Fannie Mae, 2.34%, due
                02/25/32, with a value of
                $20,615,550)...............      41,452,287
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $51,452,287).........      51,452,287
                                             --------------
              Total Investments -- 104.98%
                (Cost $1,755,147,100)......   1,782,245,791
              Liabilities less other
                assets -- (4.98)%..........     (84,636,430)
                                             --------------
              NET ASSETS -- 100.00%........  $1,697,609,361
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $1,755,147,100.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $ 184,793,729
    Gross unrealized depreciation.........   (157,695,038)
                                            -------------
    Net unrealized appreciation...........  $  27,098,691
                                            =============

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at June 30, 2002.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 97.55%
              ADVERTISING -- 0.02%
      3,700   Omnicom Group, Inc. ...........  $    169,460
                                               ------------
              AEROSPACE -- 0.90%
      4,000   General Dynamics Corp. ........       425,400
      4,100   Goodrich Corp. ................       112,012
      9,150   Lockheed Martin Corp. .........       635,925
      2,250   Northrop Grumman Corp.(a)......       281,250
      8,000   Raytheon Company...............       326,000
     92,500   United Technologies Corp. .....     6,280,750
                                               ------------
                                                  8,061,337
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.08%
     15,750   Deere & Company................       754,425
                                               ------------
              AIRLINES -- 0.61%
    307,700   AMR Corp.(c)...................     5,187,822
     15,500   Southwest Airlines Company,
                Inc. ........................       250,480
                                               ------------
                                                  5,438,302
                                               ------------
              APPAREL: MANUFACTURING -- 0.20%
     10,350   Jones Apparel Group, Inc.(c)...       388,125
      5,600   Liz Claiborne, Inc. ...........       178,080
     13,700   Nike, Inc. -- Class B(a).......       735,005
      3,200   Reebok International,
                Ltd.(c)......................        94,400
     10,450   V.F. Corp. ....................       409,745
                                               ------------
                                                  1,805,355
                                               ------------
              APPAREL: RETAIL -- 0.29%
     43,700   Limited Brands.................       930,810
      5,800   Nordstrom, Inc. ...............       131,370
    108,900   The Gap, Inc.(a)...............     1,546,380
                                               ------------
                                                  2,608,560
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.27%
      9,100   AutoZone, Inc.(c)..............       703,430
      4,900   Dana Corp. ....................        90,797
     27,850   Delphi Automotive Systems
                Corp. .......................       367,620
      7,500   Genuine Parts Company..........       261,525
      4,100   Johnson Controls, Inc. ........       334,601
     11,000   TRW, Inc. .....................       626,780
      3,650   Visteon Corp. .................        51,830
                                               ------------
                                                  2,436,583
                                               ------------
              BANKS -- 5.58%
     17,600   AmSouth Bancorp................       393,888
    186,791   Bank of America Corp. .........    13,142,615

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
     80,200   Bank One Corp. ................  $  3,086,096
     21,350   BB&T Corp. ....................       824,110
     10,770   Charter One Financial, Inc. ...       370,273
      8,950   Comerica, Inc. ................       549,530
     11,550   Fifth Third Bancorp............       769,808
      6,200   First Tennessee National
                Corp. .......................       237,460
     51,450   FleetBoston Financial Corp. ...     1,664,408
     13,600   Golden West Financial Corp. ...       935,408
     11,500   Huntington Bancshares, Inc. ...       223,330
     99,850   J.P. Morgan Chase & Company....     3,386,912
     28,300   KeyCorp. ......................       772,590
     14,700   Marshall & Ilsley Corp. .......       454,671
     21,350   Mellon Financial Corp. ........       671,031
     54,500   Morgan Stanley.................     2,347,860
     41,350   National City Corp. ...........     1,374,888
      4,600   Northern Trust Corp. ..........       202,676
     75,150   PNC Financial Services Group...     3,928,842
     11,050   Regions Financial Corp. .......       388,407
     16,050   SouthTrust Corp. ..............       419,226
     15,350   State Street Corp. ............       686,145
     13,600   SunTrust Banks, Inc.(a)........       920,992
      9,900   Union Planters Corp. ..........       320,463
     95,100   U.S. Bancorp...................     2,220,585
     93,450   Wachovia Corp. ................     3,567,921
     48,100   Washington Mutual, Inc. .......     1,784,991
     84,400   Wells Fargo & Company..........     4,225,064
      4,200   Zions Bancorporation...........       218,820
                                               ------------
                                                 50,089,010
                                               ------------
              BROADCAST SERVICES/MEDIA -- 4.85%
  1,327,674   AOL Time Warner, Inc.(c).......    19,530,085
    264,400   Clear Channel Communications,
                Inc.(c)......................     8,466,088
     45,800   Comcast Corp. -- Class
                A(a)(c)......................     1,091,872
     11,900   Gannett Company, Inc. .........       903,210
      8,700   McGraw-Hill Companies, Inc. ...       519,390
      2,800   Meredith Corp. ................       107,380
     11,600   Univision Communications,
                Inc. -- Class A(c)...........       364,240
    282,250   Viacom, Inc. -- Class B(c).....    12,523,432
                                               ------------
                                                 43,505,697
                                               ------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              BUSINESS SERVICES -- 0.32%
      9,000   Convergys Corp.(a)(c)..........  $    175,320
      6,300   Ecolab, Inc. ..................       291,249
     37,800   First Data Corp. ..............     1,406,160
      8,550   Fiserv, Inc.(c)................       313,870
     18,200   Paychex, Inc. .................       569,478
      4,800   Robert Half International,
                Inc.(c)......................       111,840
                                               ------------
                                                  2,867,917
                                               ------------
              CHEMICALS -- 3.50%
     11,100   Air Products and Chemicals,
                Inc. ........................       560,217
      4,200   Ashland, Inc. .................       170,100
     46,100   Dow Chemical Company...........     1,584,918
      3,900   Eastman Chemical Company.......       182,910
    494,100   E. I. du Pont de Nemours and
                Company......................    21,938,040
      6,350   Engelhard Corp. ...............       179,832
      8,100   International Flavors &
                Fragrances, Inc. ............       263,169
     87,350   PPG Industries, Inc. ..........     5,406,965
     11,100   Praxair, Inc. .................       632,367
     11,350   Rohm and Haas Company..........       459,561
                                               ------------
                                                 31,378,079
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.81%
     12,500   Apple Computer, Inc.(c)........       221,500
      4,900   Avery Dennison Corp. ..........       307,475
    515,750   Dell Computer Corp.(c).........    13,481,705
    102,950   EMC Corp.(c)...................       777,273
    143,811   Hewlett-Packard Company........     2,197,432
     82,050   International Business Machines
                Corp. .......................     5,907,600
      6,450   Lexmark International,
                Inc.(c)......................       350,880
     27,250   Network Appliance, Inc.(c).....       338,990
     16,400   Pitney Bowes, Inc. ............       651,408
    150,350   Sun Microsystems, Inc.(c)......       753,253
     35,550   Xerox Corp.(a)(c)..............       247,783
                                               ------------
                                                 25,235,299
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 5.68%
     11,300   Adobe Systems, Inc. ...........       322,050
     11,000   Autodesk, Inc.(a)..............       145,750
     42,200   Automatic Data Processing,
                Inc. ........................     1,837,810
     21,250   BMC Software, Inc.(c)..........       352,750
    500,401   Cisco Systems, Inc.(c).........     6,980,594
      7,900   Citrix Systems, Inc.(a)(c).....        47,716

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     29,150   Computer Associates
                International, Inc. .........  $    463,193
     14,700   Computer Sciences
                Corp.(a)(c)..................       702,660
     16,300   Compuware Corp.(a)(c)..........        98,941
     23,000   Electronic Data Systems
                Corp. .......................       854,450
     10,000   Intuit, Inc.(c)................       497,200
      3,350   Mercury Interactive
                Corp.(a)(c)..................        76,916
    604,600   Microsoft Corp.(c).............    33,071,620
      6,250   NVIDIA Corp.(a)(c).............       107,375
    261,900   Oracle Corp.(c)................     2,480,193
     26,700   PeopleSoft, Inc.(c)............       397,296
      8,700   Rational Software Corp.(c).....        71,427
     21,100   Siebel Systems, Inc.(c)........       300,042
     15,000   Unisys Corp.(c)................       135,000
    102,109   Veritas Software Corp.(c)......     2,020,737
                                               ------------
                                                 50,963,720
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.21%
      3,800   American Standard Companies,
                Inc.(c)......................       285,380
      3,400   Centex Corp. ..................       196,486
      3,800   KB HOME(a).....................       195,738
     42,700   Masco Corp.(a).................     1,157,597
                                               ------------
                                                  1,835,201
                                               ------------
              CONSUMER GOODS AND SERVICES -- 8.81%
      2,300   Alberto-Culver Company -- Class
                B(a).........................       109,940
     11,800   Avon Products, Inc. ...........       616,432
      5,600   Brunswick Corp. ...............       156,800
  1,320,340   Cendant Corp.(a)(c)............    20,966,999
      6,550   Cintas Corp.(a)................       323,766
    110,350   Clorox Company.................     4,562,973
     25,600   Colgate-Palmolive Company......     1,281,280
     14,000   Eastman Kodak Company(a).......       408,380
     14,500   FedEx Corp. ...................       774,300
     13,100   Fortune Brands, Inc. ..........       733,600
    496,250   General Electric Company.......    14,416,063
    571,620   Gillette Company...............    19,360,769
     24,450   Kimberly-Clark Corp. ..........     1,515,900
      9,350   Leggett & Platt, Inc. .........       218,790
      3,150   Maytag Corp. ..................       134,347
     13,500   Newell Rubbermaid, Inc. .......       473,310
      6,850   Pactiv Corp.(c)................       163,030

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
    110,700   Procter & Gamble Company.......  $  9,885,510
      9,900   Sabre Holdings Corp.(c)........       354,420
     13,000   Sherwin-Williams Company.......       389,090
     29,000   Unilever N.V.(ADR).............     1,879,200
      4,500   Whirlpool Corp. ...............       294,120
                                               ------------
                                                 79,019,019
                                               ------------
              DISTRIBUTOR -- 0.05%
      8,100   W.W. Grainger, Inc. ...........       405,810
                                               ------------
              EDUCATION -- 0.04%
      7,900   Apollo Group, Inc. -- Class
                A(c).........................       311,339
                                               ------------
              ELECTRONICS -- 2.18%
    135,300   Agilent Technologies,
                Inc.(c)......................     3,199,845
    278,382   Emerson Electric Company.......    14,896,221
     12,200   Jabil Circuit, Inc.(c).........       257,542
      7,900   Molex, Inc.(a).................       264,887
      9,300   Rockwell Collins, Inc. ........       255,006
     33,050   Sanmina-SCI Corp.(c)...........       208,546
     67,650   Solectron Corp.(c).............       416,047
      4,300   Tektronix, Inc.(c).............        80,453
                                               ------------
                                                 19,578,547
                                               ------------
              ENGINEERING -- 0.02%
      3,800   Fluor Corp. ...................       148,010
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.10%
     15,900   Allied Waste Industries,
                Inc.(c)......................       152,640
     29,650   Waste Management, Inc. ........       772,382
                                               ------------
                                                    925,022
                                               ------------
              FINANCIAL SERVICES -- 5.69%
     64,650   American Express Company.......     2,348,088
      7,600   Bear Stearns Companies,
                Inc.(a)......................       465,120
     12,750   Capital One Financial Corp. ...       778,387
    417,959   Citigroup, Inc. ...............    16,195,911
     25,250   Concord EFS, Inc.(c)...........       761,035
     10,750   Countrywide Credit Industries,
                Inc. ........................       518,688
      6,400   Deluxe Corp. ..................       248,896
      6,400   Equifax, Inc. .................       172,800
     67,300   Fannie Mae.....................     4,963,375
    122,937   Freddie Mac....................     7,523,744
     62,034   Goldman Sachs Group, Inc. .....     4,550,194
      8,350   H & R Block, Inc. .............       385,353
     31,150   Household International,
                Inc. ........................     1,548,155

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
     86,650   Lehman Brothers Holding,
                Inc. ........................  $  5,417,358
     58,050   MBNA Corp. ....................     1,919,713
     41,250   Merrill Lynch & Company,
                Inc. ........................     1,670,625
      8,000   Moody's Corp. .................       398,000
      7,900   SLM Corp. .....................       765,510
     10,200   Stilwell Financial, Inc. ......       185,640
      5,600   T. Rowe Price Group, Inc. .....       184,128
                                               ------------
                                                 51,000,720
                                               ------------
              FOOD AND BEVERAGE -- 5.63%
      2,000   Adolph Coors Company -- Class
                B............................       124,600
     20,850   Albertson's, Inc.(a)...........       635,091
     45,650   Anheuser-Busch Companies,
                Inc. ........................     2,282,500
     56,955   Archer-Daniels-Midland
                Company......................       728,454
      3,000   Brown-Forman Corp. -- Class
                B............................       207,000
     20,200   Campbell Soup Company..........       558,732
    270,509   Coca-Cola Company..............    15,148,504
     17,100   Coca-Cola Enterprises, Inc. ...       377,568
     37,050   ConAgra Foods, Inc. ...........     1,024,433
     17,900   General Mills, Inc. ...........       789,032
      6,600   Hershey Foods Corp. ...........       412,500
      7,050   H.J. Heinz Company.............       289,755
     19,650   Kellogg Company................       704,649
     13,200   Pepsi Bottling Group, Inc. ....       406,560
    413,704   PepsiCo, Inc. .................    19,940,533
    107,750   Philip Morris Companies,
                Inc. ........................     4,706,520
     38,700   Sara Lee Corp. ................       798,768
     31,550   SYSCO Corp. ...................       858,791
      8,100   UST, Inc. .....................       275,400
      4,500   Wm. Wrigley Jr. Company........       249,075
                                               ------------
                                                 50,518,465
                                               ------------
              INSURANCE -- 5.27%
     12,850   ACE, Ltd. .....................       406,060
     10,200   Aetna, Inc. ...................       489,294
    495,100   AFLAC, Inc.(a).................    15,843,200
     35,250   Allstate Corp. ................     1,303,545
      5,100   Ambac Financial Group, Inc. ...       342,720
    277,035   American International Group,
                Inc. ........................    18,902,098
     13,100   Aon Corp. .....................       386,188
      8,650   Chubb Corp. ...................       612,420
      9,800   CIGNA Corp. ...................       954,716
      7,600   Cincinnati Financial Corp. ....       353,628

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              INSURANCE (CONTINUED)
      4,900   Hartford Financial Services
                Group, Inc. .................  $    291,403
      7,400   Jefferson-Pilot Corp. .........       347,800
     14,600   John Hancock Financial
                Services, Inc. ..............       513,920
      3,800   Lincoln National Corp. ........       159,600
      4,000   Loews Corp. ...................       211,960
     13,700   Marsh & McLennan Companies,
                Inc. ........................     1,323,420
      7,050   MBIA, Inc. ....................       398,537
     47,600   MetLife, Inc. .................     1,370,880
      6,950   MGIC Investment Corp. .........       471,210
     18,950   Progressive Corp. .............     1,096,257
      5,700   SAFECO Corp. ..................       176,073
      4,150   St. Paul Companies, Inc. ......       161,518
      5,650   Torchmark Corp. ...............       215,830
     13,000   UnumProvident Corp. ...........       330,850
      6,650   XL Capital, Ltd. -- Class A....       563,255
                                               ------------
                                                 47,226,382
                                               ------------
              INTERNET SERVICES -- 0.05%
     27,300   Yahoo!, Inc.(c)................       402,948
                                               ------------
              LEISURE AND RECREATION -- 0.21%
     29,400   Carnival Corp. ................       814,086
      5,200   Harrah's Entertainment,
                Inc.(c)......................       230,620
     16,600   Hilton Hotels Corp. ...........       230,740
      4,450   International Game
                Technology(c)................       252,315
      4,700   Marriott International,
                Inc. -- Class A..............       178,835
      4,200   Starwood Hotels & Resorts
                Worldwide, Inc. .............       138,138
                                               ------------
                                                  1,844,734
                                               ------------
              MACHINERY AND OTHER PRODUCTS -- 0.09%
     13,650   Dover Corp. ...................       477,750
      3,100   Ingersoll-Rand Company -- Class
                A............................       141,546
     10,150   Rockwell Automation, Inc. .....       202,797
                                               ------------
                                                    822,093
                                               ------------
              MANUFACTURING -- 2.24%
      2,900   Ball Corp. ....................       120,292
      5,100   Bemis Company, Inc. ...........       242,250
      7,050   Cooper Industries,
                Ltd. -- Class A..............       277,065
      3,300   Crane Company..................        83,754

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING (CONTINUED)
      6,200   Danaher Corp.(a)...............  $    411,370
      5,600   Eaton Corp.(a).................       407,400
     15,800   Honeywell International,
                Inc. ........................       556,634
    193,900   Illinois Tool Works, Inc. .....    13,243,370
      3,950   ITT Industries, Inc. ..........       278,870
      5,600   Parker-Hannifin Corp. .........       267,624
      4,400   Sealed Air Corp.(a)(c).........       177,188
      6,750   Textron, Inc. .................       316,575
     19,450   3M Company.....................     2,392,350
     98,350   Tyco International, Ltd. ......     1,328,709
                                               ------------
                                                 20,103,451
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.64%
     12,200   Health Management Associates,
                Inc. -- Class A(c)...........       245,830
     18,300   HEALTHSOUTH Corp.(c)...........       234,057
      4,900   Humana, Inc.(c)................        76,587
     30,100   Immunex Corp.(c)...............       672,434
      9,400   Manor Care, Inc.(c)............       216,200
     12,300   McKesson HBOC, Inc. ...........       402,210
     15,150   Tenet Healthcare Corp.(c)......     1,083,982
     20,650   UnitedHealth Group, Inc. ......     1,890,507
     12,400   Wellpoint Health Networks,
                Inc.(a)(c)...................       964,844
                                               ------------
                                                  5,786,651
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.46%
     11,900   Baxter International, Inc. ....       528,955
     13,100   Becton, Dickinson & Company....       451,295
    351,100   Biomet, Inc. ..................     9,521,832
     21,400   Boston Scientific Corp.(c).....       627,448
      8,100   Chiron Corp.(c)................       286,335
      2,500   C.R. Bard, Inc. ...............       141,450
      9,750   Genzyme Corp.(c)...............       187,590
    226,600   Guidant Corp.(c)...............     6,850,118
    153,700   Johnson & Johnson..............     8,032,362
    489,257   Medtronic, Inc. ...............    20,964,662
      6,750   St. Jude Medical, Inc.(c)......       498,487
     10,300   Stryker Corp. .................       551,153
      9,360   Zimmer Holdings, Inc.(c).......       333,778
                                               ------------
                                                 48,975,465
                                               ------------
              METALS AND MINING -- 1.29%
     19,350   Alcan, Inc. ...................       726,012
    271,917   Alcoa, Inc. ...................     9,014,049

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              METALS AND MINING (CONTINUED)
     29,000   Barrick Gold Corp.(a)..........  $    550,710
      8,000   Freeport-McMoRan Copper & Gold,
                Inc. -- Class B(c)...........       142,800
     18,850   Newmont Mining Corp.(a)........       496,321
      4,300   Nucor Corp. ...................       279,672
      5,150   Phelps Dodge Corp.(c)..........       212,180
     17,150   Placer Dome, Inc. .............       192,251
                                               ------------
                                                 11,613,995
                                               ------------
              MOTOR VEHICLES -- 0.47%
     88,800   Ford Motor Company.............     1,420,800
     28,350   General Motors Corp.(a)........     1,515,307
     14,000   Harley-Davidson, Inc.(a).......       717,780
      3,100   Navistar International
                Corp.(c).....................        99,200
     10,425   PACCAR, Inc.(a)................       462,766
                                               ------------
                                                  4,215,853
                                               ------------
              OIL, COAL AND GAS -- 8.09%
      4,600   Amerada Hess Corp. ............       379,500
     15,050   Apache Corp. ..................       865,074
      8,800   Baker Hughes, Inc. ............       292,952
      7,700   BJ Services Company(c).........       260,876
      4,000   Burlington Resources, Inc. ....       152,000
     67,196   ChevronTexaco Corp. ...........     5,946,846
    760,117   Conoco, Inc. ..................    21,131,253
      7,700   Devon Energy Corp.(a)..........       379,456
    496,650   Exxon Mobil Corp. .............    20,322,918
     26,350   Halliburton Company............       420,019
     27,550   Marathon Oil Corp. ............       747,156
      8,300   Nabors Industries, Ltd.(c).....       292,990
      5,450   Noble Corp.(c).................       210,370
     24,500   Occidental Petroleum Corp. ....       734,755
     24,240   Phillips Petroleum Company.....     1,427,251
    136,500   Royal Dutch Petroleum Company..     7,544,355
      8,700   Sunoco, Inc. ..................       309,981
    338,600   Transocean, Inc. ..............    10,547,390
     16,400   Unocal Corp. ..................       605,816
                                               ------------
                                                 72,570,958
                                               ------------
              OIL AND GAS: PIPELINES -- 0.08%
     18,200   Dynegy, Inc. -- Class A........       131,040
     10,150   El Paso Corp. .................       209,191

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS: PIPELINES (CONTINUED)
      5,950   Kinder Morgan, Inc. ...........  $    226,219
     24,200   Williams Companies, Inc. ......       144,958
                                               ------------
                                                    711,408
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.24%
      2,800   Boise Cascade Corp. ...........        96,684
     17,200   Georgia-Pacific Corp. .........       422,776
     24,750   International Paper Company....     1,078,605
      4,300   MeadWestvaco Corp. ............       144,308
      2,500   Temple-Inland, Inc. ...........       144,650
      4,550   Weyerhaeuser Company...........       290,518
                                               ------------
                                                  2,177,541
                                               ------------
              PHARMACEUTICALS -- 7.60%
     31,200   Abbott Laboratories............     1,174,680
      5,800   Allergan, Inc. ................       387,150
      4,800   AmerisourceBergen Corp.(a).....       364,800
     94,350   Bristol-Myers Squibb Company...     2,424,795
    180,300   Eli Lilly & Company............    10,168,920
      8,800   Forest Laboratories, Inc.(c)...       623,040
     16,750   King Pharmaceuticals,
                Inc.(c)......................       372,688
    113,550   Merck & Company, Inc. .........     5,750,172
    907,853   Pfizer, Inc. ..................    31,774,855
    354,751   Pharmacia Corp. ...............    13,285,425
     70,100   Schering-Plough Corp. .........     1,724,460
      5,900   Watson Pharmaceuticals,
                Inc.(c)......................       149,093
                                               ------------
                                                 68,200,078
                                               ------------
              PUBLISHING -- 0.18%
      7,300   Knight-Ridder, Inc. ...........       459,535
      7,400   New York Times Company -- Class
                A............................       381,100
      4,950   R.R. Donnelley and Sons
                Company......................       136,373
     14,900   Tribune Company................       648,150
                                               ------------
                                                  1,625,158
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.18%
     20,000   Equity Office Properties
                Trust........................       602,000
     14,300   Equity Residential Properties
                Trust........................       411,125
      8,250   Plum Creek Timber Company,
                Inc. ........................       253,275
      8,700   Simon Property Group, Inc. ....       320,508
                                               ------------
                                                  1,586,908
                                               ------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              RESEARCH AND DEVELOPMENT -- 1.08%
     50,500   Amgen, Inc.(c).................  $  2,114,940
      2,650   Biogen, Inc.(c)................       109,789
    177,214   Gilead Sciences, Inc.(a)(c)....     5,826,796
      9,300   MedImmune, Inc.(c).............       245,520
      5,300   Quintiles Transnational
                Corp.(c).....................        66,197
     25,700   Wyeth..........................     1,315,840
                                               ------------
                                                  9,679,082
                                               ------------
              RETAIL -- 4.93%
     24,800   Bed Bath & Beyond, Inc.(c).....       935,952
     27,725   Best Buy Company, Inc.(c)......     1,006,418
     15,950   Circuit City Stores-Circuit
                City Group...................       299,063
     22,250   Costco Wholesale Corp.(a)(c)...       859,295
      6,800   Dillard's, Inc. -- Class A.....       178,772
     17,250   Dollar General Corp. ..........       328,267
      7,950   Family Dollar Stores...........       280,237
     13,600   Federated Department Stores,
                Inc.(c)......................       539,920
    200,600   Home Depot, Inc. ..............     7,368,038
     23,750   J.C. Penney Company, Inc.(a)...       522,975
     16,550   Kohl's Corp.(c)................     1,159,824
     67,050   Lowe's Companies, Inc. ........     3,044,070
     14,850   May Department Stores Company..       489,011
     30,800   Office Depot, Inc.(c)..........       517,440
     14,900   RadioShack Corp.(a)(c).........       447,894
     16,100   Sears, Roebuck & Company.......       874,230
    478,900   Staples, Inc.(a)...............     9,434,330
     44,250   Target Corp. ..................     1,685,925
      7,400   Tiffany & Company..............       260,480
     47,200   TJX Companies, Inc. ...........       925,592
     20,400   Walgreen Company...............       788,052
    223,150   Wal-Mart Stores, Inc. .........    12,275,482
                                               ------------
                                                 44,221,267
                                               ------------
              RETAIL: RESTAURANTS -- 1.64%
      7,500   Darden Restaurants, Inc.(a)....       185,250
    464,733   McDonald's Corp. ..............    13,221,654
     18,800   Starbucks Corp.(c).............       467,180
      5,500   Wendy's International, Inc. ...       219,065
     20,000   Yum! Brands, Inc.(c)...........       585,000
                                               ------------
                                                 14,678,149
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              RETAIL: SUPERMARKETS -- 0.13%
     39,600   Kroger Company(c)..............  $    788,040
     12,000   SUPERVALU, Inc. ...............       294,360
      7,800   Winn-Dixie Stores, Inc.(a).....       121,602
                                               ------------
                                                  1,204,002
                                               ------------
              RUBBER PRODUCTS -- 0.04%
      4,750   Cooper Tire & Rubber Company...        97,613
     13,100   Goodyear Tire & Rubber
                Company(a)...................       245,101
                                               ------------
                                                    342,714
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.07%
     11,150   Applied Biosystems
                Group-Applera Corp. .........       217,313
      6,700   Pall Corp. ....................       139,025
      8,800   Thermo Electron Corp.(c).......       145,200
      6,250   Waters Corp.(c)................       166,875
                                               ------------
                                                    668,413
                                               ------------
              SEMICONDUCTORS -- 3.78%
     24,650   Altera Corp.(c)................       335,240
     30,700   Analog Devices, Inc.(c)........       911,790
    106,700   Applied Materials, Inc.(c).....     2,029,434
     11,950   Broadcom Corp. -- Class
                A(a)(c)......................       209,603
    886,125   Intel Corp. ...................    16,189,504
      8,800   KLA-Tencor Corp.(c)............       387,112
     19,800   Linear Technology Corp. .......       622,314
     10,300   LSI Logic Corp.(c).............        90,125
     19,900   Maxim Integrated Products,
                Inc.(c)......................       762,767
     12,650   National Semiconductor
                Corp.(c).....................       369,000
      6,500   Novellus Systems, Inc.(a)(c)...       221,000
     12,750   PMC-Sierra, Inc.(a)(c).........       118,192
      7,600   QLogic Corp.(c)................       289,560
      3,500   Teradyne, Inc.(c)..............        82,250
    263,450   Texas Instruments, Inc. .......     6,243,765
    226,700   Xilinx, Inc.(c)................     5,084,881
                                               ------------
                                                 33,946,537
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT &
                SERVICES -- 3.13%
     14,750   ALLTEL Corp. ..................       693,250
      5,000   Andrew Corp.(a)(c).............        71,650
    186,200   AT&T Corp. ....................     1,992,340
    123,750   AT&T Wireless Services,
                Inc.(a)(c)...................       723,938

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT & SERVICES
                (CONTINUED)
    126,250   BellSouth Corp. ...............  $  3,976,875
     12,850   CenturyTel, Inc. ..............       379,075
     18,900   CIENA Corp.(c).................        79,191
     14,700   Citizens Communications
                Company(a)(c)................       122,892
      7,700   Comverse Technology, Inc.(c)...        71,302
    583,245   Motorola, Inc. ................     8,410,393
     14,800   QUALCOMM, Inc.(c)..............       406,852
    163,450   SBC Communications, Inc. ......     4,985,225
      8,100   Scientific-Atlanta, Inc.(a)....       133,245
     43,950   Sprint Corp.(FON Group)........       466,310
     21,050   Sprint Corp.(PCS
                Group)(a)(c).................        94,093
     20,950   Tellabs, Inc.(c)...............       129,890
    132,650   Verizon Communications,
                Inc. ........................     5,325,898
                                               ------------
                                                 28,062,419
                                               ------------
              TOOLS -- 0.04%
      3,500   Black & Decker Corp. ..........       168,700
      1,800   Snap-on, Inc. .................        53,442
      3,650   Stanley Works..................       149,687
                                               ------------
                                                    371,829
                                               ------------
              TOYS -- 0.10%
     11,300   Hasbro, Inc. ..................       153,228
     28,700   Mattel, Inc. ..................       604,996
     10,300   Toys "R" Us, Inc.(c)...........       179,941
                                               ------------
                                                    938,165
                                               ------------
              TRANSPORTATION -- 0.20%
     18,400   Burlington Northern Santa Fe
                Corp. .......................       552,000
      9,700   CSX Corp. .....................       339,985
      7,500   Norfolk Southern Corp. ........       175,350
     12,000   Union Pacific Corp. ...........       759,360
                                               ------------
                                                  1,826,695
                                               ------------
              TRANSPORTATION: FREIGHT -- 1.17%
    169,700   United Parcel Service,
                Inc. -- Class B(a)...........    10,478,975
                                               ------------
              UTILITIES -- 1.25%
      9,400   Allegheny Energy, Inc. ........       242,050
     16,500   American Electric Power
                Company, Inc.(a).............       660,330
     11,100   American Power Conversion
                Corp.(c).....................       140,193

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              UTILITIES (CONTINUED)
      7,400   Cinergy Corp. .................  $    266,326
     10,250   Consolidated Edison, Inc. .....       427,937
      8,300   Constellation Energy Group,
                Inc. ........................       243,522
      7,850   DTE Energy Company.............       350,424
     12,050   Dominion Resources, Inc. ......       797,710
     39,750   Duke Energy Corp. .............     1,236,225
     13,700   Entergy Corp. .................       581,428
     14,250   FirstEnergy Corp. .............       475,665
      6,250   KeySpan Corp. .................       235,312
     24,950   Mirant Corp.(c)................       182,135
      3,650   NICOR, Inc. ...................       166,987
     10,100   NiSource, Inc. ................       220,483
      1,700   Peoples Energy Corp. ..........        61,982
     31,950   PG&E Corp.(c)..................       571,585
      7,100   Pinnacle West Capital Corp. ...       280,450
      6,600   PPL Corp. .....................       218,328
     10,500   Progress Energy, Inc. .........       546,105
     10,300   Public Service Enterprise
                Group, Inc. .................       445,990
     27,350   Reliant Energy, Inc. ..........       462,215
     12,300   Sempra Energy..................       272,199
     33,400   Southern Company...............       915,160
      8,000   Teco Energy, Inc.(a)...........       198,000
     12,950   TXU Corp. .....................       667,573
     18,550   Xcel Energy, Inc. .............       311,084
                                               ------------
                                                 11,177,398
                                               ------------
              UTILITIES: ELECTRIC -- 0.06%
     26,700   AES Corp.(c)...................       144,714
     25,900   Edison International(c)........       440,300
                                               ------------
                                                    585,014
                                               ------------
              TOTAL COMMON STOCK (Cost
                $955,822,180)................   875,100,159
                                               ------------
              REGULATED INVESTMENT COMPANY -- 0.24%
  2,112,939   Merrimac Cash Fund -- Money
                Market(b) (Cost
                $2,112,939)..................     2,112,939
                                               ------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.15%
$ 1,300,271   Morgan Stanley,
                2.08%, 11/08/02(b) (Cost
                $1,300,271)..................     1,300,271
                                               ------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                        -----
              TIME DEPOSITS -- 3.25%
$ 3,247,641   American Express Centurion
                Bank,
                1.79%, 07/08/02(b)...........  $  3,247,641
  1,299,057   American Express Centurion
                Bank,
                1.79%, 07/22/02(b)...........     1,299,057
    649,528   Bank of Montreal,
                1.77%, 07/08/02(b)...........       649,528
  2,598,113   Bank of Nova Scotia,
                1.80%, 07/15/02(b)...........     2,598,113
    324,764   Bayerische HypoVereinsbank,
                1.93%, 07/03/02(b)...........       324,764
  2,273,349   Bayerische HypoVereinsbank,
                1.80%, 08/08/02(b)...........     2,273,349
    974,292   Bayerische HypoVereinsbank,
                1.80%, 09/19/02(b)...........       974,292
    974,292   Credit Agricole,
                1.94%, 07/01/02(b)...........       974,292
  8,119,103   Den Danske Bank,
                1.78%, 07/30/02(b)...........     8,119,103
    649,528   Harris Trust and Savings Bank,
                1.80%, 09/18/02(b)...........       649,528
  4,156,980   Royal Bank Of Canada,
                1.94%, 07/01/02(b)...........     4,156,980
  3,897,169   Toronto Dominion,
                1.83%, 08/29/02(b)...........     3,897,169
                                               ------------
              TOTAL TIME DEPOSITS (Cost
                $29,163,816).................    29,163,816
                                               ------------
              SHORT TERM CORPORATE NOTES -- 2.76%
    975,202   American Honda Finance,
                Floating Rate,
                1.82%(+), 04/08/03(b)........       975,202
    650,135   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.79%(+), 11/04/02(b)........       650,135
  2,946,400   Fleet National Bank, Floating
                Rate,
                2.00%(+), 07/03/02(b)........     2,946,400
  2,241,181   Goldman Sachs, Floating Rate,
                1.98%(+), 07/08/02(b)........     2,241,181
  1,072,896   Goldman Sachs, Floating Rate,
                2.12%(+), 08/05/02(b)........     1,072,896
  1,300,271   Merrill Lynch & Company,
                Floating Rate,
                1.91%(+), 11/26/02(b)........     1,300,271
  4,225,879   Merrill Lynch & Company,
                Floating Rate,
                1.92%(+), 04/16/03(b)........     4,225,879

 PRINCIPAL                                        VALUE
 ---------                                        -----
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 4,876,014   Morgan Stanley, Floating Rate,
                2.05%(+), 07/02/02(b)........  $  4,876,014
  6,501,352   Morgan Stanley, Floating Rate,
                2.05%(+), 03/25/03(b)........     6,501,352
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $24,789,330).....    24,789,330
                                               ------------
              TOTAL SECURITIES (Cost
                $1,013,188,536)..............   932,466,515
                                               ------------
              REPURCHASE AGREEMENT -- 2.58%
 23,139,811   With Investors Bank & Trust,
                dated 06/28/02, 1.03%, due
                07/01/02, repurchase proceeds
                at maturity $23,141,797
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                5.525%, due 06/01/24, with a
                value of $6,571,267 and
                Fannie Mae, 6.50%, due
                07/01/16, with a value of
                $17,725,834) (Cost
                $23,139,811).................    23,139,811
                                               ------------
              Total Investments -- 106.53%
                (Cost $1,036,328,347)........   955,606,326
              Liabilities less other
                assets -- (6.53)%............   (58,558,479)
                                               ------------
              NET ASSETS -- 100.00%..........  $897,047,847
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $1,036,328,347.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  28,070,430
    Gross unrealized depreciation.........   (108,792,451)
                                            -------------
    Net unrealized depreciation...........  $ (80,722,021)
                                            =============

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing security.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2002.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 96.72%
              AEROSPACE AND DEFENSE -- 4.50%
    177,956   General Dynamics Corp. ......  $   18,925,621
    365,012   Lockheed Martin Corp. .......      25,368,334
    148,500   United Technologies Corp. ...      10,083,150
                                             --------------
                                                 54,377,105
                                             --------------
              AIRLINES -- 0.48%
    360,792   Southwest Airlines Company...       5,830,399
                                             --------------
              APPAREL: MANUFACTURING -- 0.44%
     99,000   Nike, Inc. -- Class B(a).....       5,311,350
                                             --------------
              APPAREL: RETAIL -- 0.10%
     88,900   The Gap, Inc.(a).............       1,262,380
                                             --------------
              AUTOMOBILES -- 2.59%
    526,250   Bayerische Motoren Werke
                AG.........................      21,322,597
    188,422   General Motors Corp.(a)......      10,071,156
                                             --------------
                                                 31,393,753
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.19%
     29,600   AutoZone, Inc.(c)............       2,288,080
                                             --------------
              BANKS -- 0.33%
    106,200   Washington Mutual, Inc. .....       3,941,082
                                             --------------
              BROADCAST SERVICES/MEDIA -- 0.88%
     81,500   AOL Time Warner, Inc.(c).....       1,198,865
     56,500   Comcast Corp. -- Class
                A(a)(c)....................       1,346,960
    182,954   Viacom, Inc. -- Class B(c)...       8,117,669
                                             --------------
                                                 10,663,494
                                             --------------
              BUSINESS SERVICES -- 0.38%
    239,000   Accenture, Ltd. -- Class
                A(a)(c)....................       4,541,000
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.92%
    862,852   Dell Computer Corp.(c).......      22,554,951
    336,600   EMC Corp.(c).................       2,541,330
    128,000   International Business
                Machines Corp. ............       9,216,000
    211,000   Sun Microsystems, Inc.(c)....       1,057,110
                                             --------------
                                                 35,369,391
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 9.97%
     46,900   Adobe Systems, Inc. .........       1,336,650
    134,500   Automatic Data Processing,
                Inc. ......................       5,857,475
  1,267,740   Cisco Systems, Inc.(c).......      17,684,973
    172,000   Electronic Arts,
                Inc.(a)(c).................      11,360,600
    140,000   Electronic Data Systems
                Corp.(a)...................       5,201,000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     45,900   Intuit, Inc.(c)..............  $    2,282,148
  1,193,935   Microsoft Corp.(c)...........      65,308,244
    427,500   Oracle Corp.(c)..............       4,048,425
    138,000   Siebel Systems, Inc.(c)......       1,962,360
    283,500   VERITAS Software Corp.(c)....       5,610,465
                                             --------------
                                                120,652,340
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.59%
    116,048   Lennar Corp.(a)..............       7,102,138
                                             --------------
              CONSUMER GOODS AND SERVICES -- 8.72%
     80,300   Cendant Corp.(a)(c)..........       1,275,164
    111,900   Clorox Company...............       4,627,065
    277,500   Colgate-Palmolive
                Company(a).................      13,888,875
     99,600   Estee Lauder Companies,
                Inc. -- Class A(a).........       3,505,920
     81,404   FedEx Corp. .................       4,346,974
  1,666,695   General Electric Company.....      48,417,490
    215,800   Gillette Company.............       7,309,146
     45,900   Newell Rubbermaid, Inc. .....       1,609,254
    112,200   Procter & Gamble Company.....      10,019,460
    169,500   United Parcel Service,
                Inc. -- Class B(a).........      10,466,625
                                             --------------
                                                105,465,973
                                             --------------
              ELECTRONICS -- 0.64%
    142,928   L-3 Communications Holdings,
                Inc.(c)....................       7,718,112
                                             --------------
              FINANCIAL SERVICES -- 6.10%
    439,145   Citigroup, Inc. .............      17,016,869
     84,100   Concord EFS, Inc.(c).........       2,534,774
    176,000   Fannie Mae...................      12,980,000
     77,500   Franklin Resources, Inc. ....       3,304,600
     58,300   Freddie Mac..................       3,567,960
    236,293   Lehman Brothers Holdings,
                Inc. ......................      14,773,038
     71,800   MBNA Corp. ..................       2,374,426
    178,476   SLM Corp. ...................      17,294,324
                                             --------------
                                                 73,845,991
                                             --------------
              FOOD AND BEVERAGE -- 7.65%
    521,549   Anheuser-Busch Companies,
                Inc. ......................      26,077,450
    217,500   Coca-Cola Company............      12,180,000
    281,800   Kraft Foods, Inc. ...........      11,539,710
    762,714   PepsiCo, Inc. ...............      36,762,815

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
    221,000   SYSCO Corp. .................  $    6,015,620
                                             --------------
                                                 92,575,595
                                             --------------
              INSURANCE -- 3.49%
    451,612   American International Group,
                Inc. ......................      30,813,487
     73,500   Marsh & McLennan Companies,
                Inc. ......................       7,100,100
     41,100   Prudential Financial,
                Inc.(c)....................       1,371,096
     34,400   XL Capital, Ltd. -- Class
                A..........................       2,913,680
                                             --------------
                                                 42,198,363
                                             --------------
              INTERNET SERVICES -- 0.51%
     83,200   eBay. Inc.(a)(c).............       5,126,784
     23,900   Hotels.com -- Class
                A(a)(c)....................       1,009,297
                                             --------------
                                                  6,136,081
                                             --------------
              LEISURE AND RECREATION -- 1.06%
    146,583   Four Seasons Hotels,
                Inc.(a)....................       6,874,743
    127,902   MGM MIRAGE(a)(c).............       4,316,692
     49,000   Starwood Hotels & Resorts
                Worldwide, Inc. ...........       1,611,610
                                             --------------
                                                 12,803,045
                                             --------------
              MANUFACTURING -- 0.71%
     70,152   3M Company...................       8,628,696
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 6.68%
     59,300   Anthem, Inc.(a)(c)...........       4,001,564
     28,900   HCA, Inc. ...................       1,372,750
     97,572   Laboratory Corp. of America
                Holdings(a)(c).............       4,454,162
    118,162   Quest Diagnostics,
                Inc.(a)(c).................      10,167,840
    438,290   Tenet Healthcare Corp.(c)....      31,359,649
     35,400   Triad Hospitals, Inc.(c).....       1,500,252
    305,548   UnitedHealth Group, Inc. ....      27,972,919
                                             --------------
                                                 80,829,136
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.91%
    430,634   Baxter International,
                Inc. ......................      19,141,681
     72,300   Boston Scientific Corp.(c)...       2,119,836
    646,592   Johnson & Johnson............      33,790,898
    142,500   McKesson Corp. ..............       4,659,750
    274,054   Medtronic, Inc. .............      11,743,214
                                             --------------
                                                 71,455,379
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL, COAL AND GAS -- 2.12%
     80,300   Anadarko Petroleum Corp. ....  $    3,958,790
    179,000   Baker Hughes, Inc. ..........       5,958,910
     69,500   BP PLC (ADR).................       3,509,055
    111,500   ENSCO International,
                Inc.(a)....................       3,039,490
     71,700   EOG Resources, Inc.(a).......       2,846,490
     78,500   Noble Corp.(c)...............       3,030,100
     47,800   Smith International,
                Inc.(a)(c).................       3,259,482
                                             --------------
                                                 25,602,317
                                             --------------
              OPTICAL SUPPLIES -- 0.17%
     59,300   Alcon, Inc.(c)...............       2,019,758
                                             --------------
              PHARMACEUTICALS -- 10.98%
     84,000   Abbott Laboratories..........       3,162,600
    199,000   Cardinal Health, Inc. .......      12,220,590
    128,100   Caremark Rx, Inc.(a)(c)......       2,113,650
    236,500   Eli Lilly & Company..........      13,338,600
    127,500   IDEC Pharmaceuticals
                Corp.(a)(c)................       4,519,875
  1,932,677   Pfizer, Inc. ................      67,643,695
    558,959   Pharmacia Corp. .............      20,933,015
    293,000   Schering-Plough Corp. .......       7,207,800
     26,300   Teva Pharmaceutical
                Industries, Ltd. (ADR).....       1,756,314
                                             --------------
                                                132,896,139
                                             --------------
              RESEARCH AND DEVELOPMENT -- 4.24%
    451,669   Amgen, Inc.(c)...............      18,915,898
    186,500   Genentech, Inc.(c)...........       6,247,750
    100,300   Gilead Sciences, Inc.(c).....       3,297,864
     92,000   MedImmune, Inc.(c)...........       2,428,800
    398,000   Wyeth........................      20,377,600
                                             --------------
                                                 51,267,912
                                             --------------
              RETAIL -- 9.81%
     91,000   Costco Wholesale
                Corp.(a)(c)................       3,514,420
    465,030   Home Depot, Inc. ............      17,080,552
     32,500   Kohl's Corp.(c)..............       2,277,600
    272,968   Lowe's Companies, Inc.(a)....      12,392,747
    125,300   Staples, Inc.(a)(c)..........       2,468,410
    579,759   Tiffany & Company............      20,407,517
    373,300   Walgreen Company.............      14,420,579
    838,926   Wal-Mart Stores, Inc. .......      46,149,319
                                             --------------
                                                118,711,144
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL: RESTAURANTS -- 0.18%
     85,000   Starbucks Corp.(c)...........  $    2,112,250
                                             --------------
              SEMICONDUCTORS -- 2.78%
    109,000   Applied Materials, Inc.(c)...       2,073,180
  1,210,400   Intel Corp. .................      22,114,008
    184,000   Maxim Integrated Products,
                Inc.(c)....................       7,052,720
    185,138   Taiwan Semiconductor
                Manufacturing Company, Ltd.
                (ADR)(a)(c)................       2,406,794
                                             --------------
                                                 33,646,702
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.60%
     95,600   Motorola, Inc. ..............       1,378,552
    165,400   Nokia Oyj.(ADR)..............       2,394,992
    399,370   QUALCOMM, Inc.(c)............      10,978,681
    340,000   Vodafone Group PLC (ADR)(a)..       4,641,000
                                             --------------
                                                 19,393,225
                                             --------------
              TOTAL COMMON STOCK (Cost
                $1,346,108,222)............   1,170,038,330
                                             --------------
              PREFERRED STOCK -- 0.41%
              AUTOMOBILES
     10,528   Porsche AG (Cost
                $4,105,120)................       5,006,614
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.31%
  3,754,928   Merrimac Cash Fund -- Money
                Market(b) (Cost
                $3,754,928)................       3,754,928
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.19%
$ 2,310,725   Morgan Stanley,
                2.08%, 11/08/02(b) (Cost
                $2,310,725)................       2,310,725
                                             --------------
              TIME DEPOSITS -- 4.29%
  5,782,127   American Express Centurion
                Bank,
                1.79%, 07/08/02(b).........       5,782,127
  2,312,851   American Express Centurion
                Bank,
                1.79%, 07/22/02(b).........       2,312,851
  1,156,425   Bank of Montreal,
                1.77%, 07/08/02(b).........       1,156,425
  4,625,702   Bank of Nova Scotia,
                1.80%, 07/15/02(b).........       4,625,702
    578,213   Bayerische HypoVereinsbank,
                1.93%, 07/03/02(b).........         578,213

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS (CONTINUED)
$ 4,047,489   Bayerische HypoVereinsbank,
                1.80%, 08/08/02(b).........  $    4,047,489
  1,734,638   Bayerische HypoVereinsbank,
                1.80%, 09/19/02(b).........       1,734,638
  1,734,638   Credit Agricole,
                1.94%, 07/01/02(b).........       1,734,638
 14,455,319   Den Danske Bank,
                1.78%, 07/30/02(b).........      14,455,319
  1,156,425   Harris Trust and Savings
                Bank,
                1.80%, 09/18/02(b).........       1,156,425
  7,401,124   Royal Bank of Canada,
                1.94%, 07/01/02(b).........       7,401,124
  6,938,553   Toronto Dominion,
                1.83%, 08/29/02(b).........       6,938,553
                                             --------------
              TOTAL TIME DEPOSITS (Cost
                $51,923,504)...............      51,923,504
                                             --------------
              SHORT TERM CORPORATE NOTES -- 3.64%
  1,733,044   American Honda Finance,
                Floating Rate,
                1.82%(+), 04/08/03(b)......       1,733,044
  1,155,362   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.79%(+), 11/04/02(b)......       1,155,362
  6,403,373   Fleet National Bank, Floating
                Rate,
                2.00%(+), 07/03/02(b)......       6,403,373
  2,771,310   Goldman Sachs, Floating Rate,
                1.98%(+), 07/08/02(b)......       2,771,310
  1,950,875   Goldman Sachs, Floating Rate,
                2.12%(+), 08/05/02(b)......       1,950,875
  2,310,725   Merrill Lynch & Company,
                Floating Rate,
                1.91%(+), 11/26/02(b)......       2,310,725
  7,509,857   Merrill Lynch & Company,
                Floating Rate,
                1.92%(+), 04/16/03(b)......       7,509,857
  8,665,219   Morgan Stanley, Floating
                Rate,
                2.05%(+), 07/02/02(b)......       8,665,219
 11,553,625   Morgan Stanley, Floating
                Rate,
                2.05%(+), 03/25/03(b)......      11,553,625
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $44,053,390)...      44,053,390
                                             --------------
              TOTAL SECURITIES (Cost
                $1,452,255,889)............   1,277,087,491
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE
                AGREEMENTS -- 3.03%
$10,447,865   With Investors Bank & Trust,
                dated 06/28/02, 1.03%, due
                07/01/02, repurchase
                proceeds at maturity
                $10,448,762 (Collateralized
                by Freddie Mac, 2.29%, due
                03/15/31, with a value of
                $10,971,721)...............  $   10,447,865
 11,755,839   With Investors Bank & Trust,
                dated 06/28/02, 1.03%, due
                07/01/02, repurchase
                proceeds at maturity
                $11,756,848 (Collateralized
                by Freddie Mac, 2.34%, due
                07/15/31, with a value of
                $12,347,839)...............      11,755,839
 14,364,868   With Investors Bank & Trust,
                dated 06/28/02, 1.03%, due
                07/01/02, repurchase
                proceeds at maturity
                $14,366,101 (Collateralized
                by Fannie Mae, 3.87%, due
                05/01/07, with a value of
                $15,083,321)...............      14,364,868
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $36,568,572).........      36,568,572
                                             --------------
              Total Investments -- 108.59%
                (Cost $1,488,824,461)......   1,313,656,063
              Liabilities less other
                assets -- (8.59)%..........    (103,903,464)
                                             --------------
              NET ASSETS -- 100.00%........  $1,209,752,599
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $1,488,824,461.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  61,252,055
    Gross unrealized depreciation.........   (236,420,453)
                                            -------------
    Net unrealized depreciation...........  $(175,168,398)
                                            =============

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at June 30, 2002.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK -- 93.32%
             BANKS -- 8.65%
    19,335   Charter One Financial, Inc. .....  $   664,737
    18,200   North Fork Bancorp., Inc. .......      724,542
    10,400   PNC Financial Services Group.....      543,712
    11,450   Washington Mutual, Inc. .........      424,910
                                                -----------
                                                  2,357,901
                                                -----------
             BROADCAST SERVICES/MEDIA -- 4.12%
    25,900   Cablevision Systems Corp. --
               Rainbow Media Group(c).........      226,625
    69,100   Gemstar-TV Guide International,
               Inc.(c)........................      372,449
     8,800   McGraw-Hill Companies, Inc. .....      525,360
                                                -----------
                                                  1,124,434
                                                -----------
             CHEMICALS -- 1.00%
     5,400   Air Products & Chemicals,
               Inc. ..........................      272,538
                                                -----------
             COMMERCIAL SERVICES -- 11.10%
    24,300   ARAMARK Corp. -- Class B(c)......      607,500
    33,000   Accenture, Ltd.(c)...............      627,000
    49,000   Cendant Corp.(a)(c)..............      778,120
    44,400   Symbol Technologies, Inc. .......      377,400
    24,500   Viad Corp. ......................      637,000
                                                -----------
                                                  3,027,020
                                                -----------
             COMPUTERS AND OFFICE EQUIPMENT -- 1.95%
    56,700   IKON Office Solutions, Inc. .....      532,980
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 0.49%
    39,300   SmartForce Public Limited
               Company -- ADR(a)(c)...........      133,620
                                                -----------
             CONSTRUCTION SERVICES AND SUPPLIES -- 2.18%
    28,400   Royal Group Technologies,
               Ltd.(c)........................      595,264
                                                -----------
             CONSUMER GOODS AND SERVICES -- 3.38%
    13,000   Avon Products, Inc. .............      679,120
     6,800   Sabre Holdings Corp.(c)..........      243,440
                                                -----------
                                                    922,560
                                                -----------
             ELECTRONICS -- 1.51%
     7,600   L-3 Communications Holdings,
               Inc.(a)(c).....................      410,400
                                                -----------
             FINANCIAL SERVICES -- 7.21%
    25,200   AmeriCredit Corp.(a)(c)..........      706,860
    10,500   Federated Investors,
               Inc. -- Class B................      362,985
    14,800   Franklin Resources, Inc. ........      631,072

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
     8,100   T. Rowe Price Group, Inc. .......  $   266,328
                                                -----------
                                                  1,967,245
                                                -----------
             FOOD AND BEVERAGE -- 2.00%
    22,800   Hormel Foods Corp. ..............      545,832
                                                -----------
             INSURANCE -- 5.28%
    12,300   Everest Re Group, Ltd. ..........      688,185
    22,800   Willis Group Holdings, Ltd.(c)...      750,348
                                                -----------
                                                  1,438,533
                                                -----------
             MEDICAL AND OTHER HEALTH SERVICES -- 4.04%
     6,300   Anthem, Inc(a)(c)................      425,124
     8,700   Wellpoint Health Networks,
               Inc.(c)........................      676,947
                                                -----------
                                                  1,102,071
                                                -----------
             MEDICAL EQUIPMENT AND SUPPLIES -- 9.89%
    13,100   C.R. Bard, Inc. .................      741,198
    17,900   Beckman Coulter, Inc. ...........      893,210
    12,300   Hillenbrand Industries, Inc. ....      690,645
    11,600   Invitrogen Corp.(c)..............      371,316
                                                -----------
                                                  2,696,369
                                                -----------
             OIL, COAL AND GAS -- 5.58%
     9,000   Airgas, Inc.(c)..................      155,700
    13,000   CONSOL Energy, Inc. .............      276,250
    16,700   Encana Corp. ....................      511,020
    36,300   Halliburton Company..............      578,622
                                                -----------
                                                  1,521,592
                                                -----------
             OIL AND GAS: PIPELINES -- 2.06%
     6,200   Kinder Morgan, Inc. .............      235,724
    10,664   Kinder Morgan Management,
               LLC(c).........................      325,252
                                                -----------
                                                    560,976
                                                -----------
             REAL ESTATE INVESTMENT TRUST -- 1.91%
    18,300   iStar Financial, Inc. ...........      521,550
                                                -----------
             RESEARCH AND DEVELOPMENT -- 0.36%
    10,700   Ribapharm, Inc.(a)(c)............       97,263
                                                -----------
             RETAIL -- 10.62%
    43,500   AutoNation, Inc.(a)(c)...........      630,750
    22,200   Big Lots, Inc.(c)................      436,896
    17,200   Circuit City Stores,
               Inc. -- CarMax Group(a)(c).....      372,380
    29,500   Dollar General Corp. ............      561,385

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK (CONTINUED)
             RETAIL (CONTINUED)
    27,400   Hollywood Entertainment
               Corp.(c).......................  $   566,632
    19,400   The Pep Boys-Manny, Moe &
               Jack(a)........................      326,890
                                                -----------
                                                  2,894,933
                                                -----------
             RETAIL: RESTAURANT -- 1.56%
    13,600   AFC Enterprises, Inc.(c).........      425,000
                                                -----------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 1.06%
    15,600   EchoStar Communications Corp. --
               Class A(a)(c)..................      289,536
                                                -----------
             TOYS -- 2.15%
    33,500   Toys "R" Us, Inc.(c).............      585,245
                                                -----------
             UTILITIES: ELECTRIC -- 5.22%
    16,900   ALLETE, Inc. ....................      457,990
    12,300   PG&E Corp.(c)....................      220,047
    18,100   PPL Corp. .......................      598,748
    18,700   Sierra Pacific Resources.........      145,860
                                                -----------
                                                  1,422,645
                                                -----------
             TOTAL COMMON STOCK (Cost
               $25,906,706)...................   25,445,507
                                                -----------
             REGULATED INVESTMENT COMPANY -- 0.42%
   115,697   Merrimac Cash Fund -- Premium
               Class(b)(Cost $115,697)........      115,697
                                                -----------
PRINCIPAL
---------
             COMMERCIAL PAPER -- 0.26%
$   71,198   Morgan Stanley, 2.08%,
               11/08/02(b) (Cost $71,198).....       71,198
                                                -----------
             TIME DEPOSITS -- 5.54%
   168,129   American Express Centurion Bank,
               1.79%, 07/08/02(b).............      168,129
    67,252   American Express Centurion Bank,
               1.79%, 07/22/02(b).............       67,252
    33,626   Bank of Montreal,
               1.77%, 07/08/02(b).............       33,626
   134,503   Bank of Nova Scotia,
               1.80%, 07/15/02(b).............      134,503
    16,813   Bayerische HypoVereinsbank,
               1.93%, 07/03/02(b).............       16,813

PRINCIPAL                                          VALUE
---------                                       -----------
             TIME DEPOSITS (CONTINUED)
$  117,690   Bayerische HypoVereinsbank,
               1.80%, 08/08/02(b).............  $   117,690
    50,439   Bayerische HypoVereinsbank,
               1.80%, 09/19/02(b).............       50,439
    50,439   Credit Agricole Indosuez,
               1.94%, 07/01/02(b).............       50,439
   420,322   Den Danske Bank,
               1.78%, 07/30/02(b).............      420,322
    33,626   Harris Trust and Savings Bank,
               1.80%, 09/18/02(b).............       33,626
   215,205   Royal Bank Of Canada,
               1.94%, 07/01/02(b).............      215,205
   201,754   Toronto Dominion,
               1.83%, 08/29/02(b).............      201,754
                                                -----------
             TOTAL TIME DEPOSITS (Cost
               $1,509,798)....................    1,509,798
                                                -----------
             SHORT TERM CORPORATE NOTES -- 4.98%
    53,399   American Honda Finance, Floating
               Rate,
               1.82%(+), 04/08/03(b)..........       53,399
    35,599   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.79%(+), 11/04/02(b)..........       35,599
   289,399   Fleet National Bank, Floating
               Rate,
               2.00%(+), 07/03/02(b)..........      289,399
    53,399   Goldman Sachs Group, Inc.,
               Floating Rate,
               2.12%(+), 08/05/02(b)..........       53,399
    71,198   Merrill Lynch & Company, Floating
               Rate,
               1.91%(+), 11/26/02(b)..........       71,198
   231,394   Merrill Lynch & Company, Floating
               Rate,
               1.92%(+), 04/16/03(b)..........      231,394
   266,993   Morgan Stanley, Floating Rate,
               2.05%(+), 07/02/02(b)..........      266,993
   355,990   Morgan Stanley, Floating Rate,
               2.05%(+), 03/25/03(b)..........      355,990
                                                -----------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $1,357,371)..............    1,357,371
                                                -----------
             TOTAL SECURITIES (Cost
               $28,960,770)...................   28,499,571
                                                -----------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                          VALUE
---------                                       -----------
             (Repurchase Agreement -- 4.80%
$1,308,815   With Investors Bank & Trust,
               dated 06/28/02, 1.03%, due
               07/01/02, repurchase proceeds
               at maturity $1,308,928
               (Collateralized by Fannie Mae,
               5.226%, due 03/25/32, with a
               value of $1,374,256) (Cost
               $1,308,815)....................  $ 1,308,815
                                                -----------
             Total Investments -- 109.32%
               (Cost $30,269,585).............   29,808,386
             Liabilities less other
               assets -- (9.32)%..............   (2,540,423)
                                                -----------
             NET ASSETS -- 100.00%............  $27,267,963
                                                ===========

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $30,269,585.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 1,387,787
    Gross unrealized depreciation...........   (1,848,986)
                                              -----------
    Net unrealized depreciation.............  $  (461,199)
                                              ===========

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at June 30, 2002.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK -- 97.43%
             ADVERTISING -- 1.69%
    14,000   Lamar Advertising Company(c).....  $   520,940
                                                -----------
             AEROSPACE -- 0.74%
     3,600   Alliant Techsystems, Inc.(c).....      229,680
                                                -----------
             BANKS -- 2.96%
     8,000   Charter One Financial, Inc. .....      275,040
     5,500   City National Corp. .............      295,625
     7,000   TCF Financial Corp. .............      343,700
                                                -----------
                                                    914,365
                                                -----------
             BROADCAST SERVICES/MEDIA -- 3.43%
    18,000   Cox Radio, Inc. -- Class A(c)....      433,800
     9,500   Entercom Communications
               Corp.(a)(c)....................      436,050
     6,000   Univision Communications, Inc. --
               Class A(a)(c)..................      188,400
                                                -----------
                                                  1,058,250
                                                -----------
             BUSINESS SERVICES -- 3.65%
    13,000   ARAMARK Corp. -- Class B(c)......      325,000
    23,000   KPMG Consulting, Inc.(c).........      341,780
    12,500   Manpower, Inc.(a)................      459,375
                                                -----------
                                                  1,126,155
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 9.74%
     9,500   Affiliated Computer Services,
               Inc. -- Class A(c).............      451,060
    17,500   BISYS Group, Inc.(c).............      582,750
    10,000   Electronic Arts, Inc.(c).........      660,500
    11,500   Emulex Corp.(a)(c)...............      258,865
    12,700   Mercury Interactive Corp.(c).....      291,592
    17,000   PeopleSoft, Inc.(c)..............      252,960
    14,000   Perot Systems Corp. -- Class
               A(a)(c)........................      152,460
    12,000   THQ, Inc.(a)(c)..................      357,840
                                                -----------
                                                  3,008,027
                                                -----------
             ELECTRONICS -- 0.98%
    11,000   Molex, Inc. -- Class A...........      301,730
                                                -----------
             FINANCIAL SERVICES -- 2.51%
    12,500   Franklin Resources, Inc. ........      533,000
     2,500   SLM Corp. .......................      242,250
                                                -----------
                                                    775,250
                                                -----------
             INSURANCE -- 2.28%
     5,500   Everest Re Group, Ltd. ..........      307,725

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK (CONTINUED)
             INSURANCE (CONTINUED)
    12,000   Willis Group Holdings, Ltd.(c)...  $   394,920
                                                -----------
                                                    702,645
                                                -----------
             INTERNET SERVICES -- 2.53%
    21,000   Network Associates, Inc.(a)(c)...      404,670
    11,500   Symantec Corp.(c)................      377,775
                                                -----------
                                                    782,445
                                                -----------
             LEISURE AND RECREATION -- 4.33%
    40,500   Hilton Hotels Corp. .............      562,950
    23,500   Starwood Hotel & Resorts
               Worldwide, Inc. ...............      772,915
                                                -----------
                                                  1,335,865
                                                -----------
             MANUFACTURING -- 4.34%
     6,700   American Standard Companies,
               Inc.(c)........................      503,170
     8,000   Danaher Corp.(a).................      530,800
     2,600   SPX Corp.(c).....................      305,500
                                                -----------
                                                  1,339,470
                                                -----------
             MEDICAL AND OTHER HEALTH SERVICES -- 8.43%
     8,000   Anthem, Inc.(a)(c)...............      539,840
    11,000   Laboratory Corporation of America
               Holdings(a)(c).................      502,150
     2,900   Quest Diagnostics, Inc.(c).......      249,545
    10,000   Triad Hospitals, Inc.(c).........      423,800
    10,000   Universal Health Services,
               Inc. -- Class B(c).............      490,000
     5,100   WellPoint Health Networks,
               Inc.(c)........................      396,831
                                                -----------
                                                  2,602,166
                                                -----------
             MEDICAL EQUIPMENT AND SUPPLIES -- 3.89%
    11,500   Boston Scientific Corp.(c).......      337,180
     6,500   St. Jude Medical, Inc.(c)........      480,025
     9,500   Varian Medical Systems,
               Inc.(c)........................      385,225
                                                -----------
                                                  1,202,430
                                                -----------
             OIL, COAL AND GAS -- 10.48%
    10,000   Anadarko Petroleum Corp. ........      493,000
    13,500   BJ Services Company(c)...........      457,380
    12,000   EOG Resources, Inc.(a)...........      476,400
    10,000   Nabors Industries, Inc.(c).......      353,000
    12,000   Noble Corp.(c)...................      463,200
     9,000   Patterson-UTI Energy, Inc.(c)....      254,070
     4,500   Smith International,
               Inc.(a)(c).....................      306,855

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK (CONTINUED)
             OIL, COAL AND GAS (CONTINUED)
    10,000   Weatherford International,
               Inc.(a)(c).....................  $   432,000
                                                -----------
                                                  3,235,905
                                                -----------
             PHARMACEUTICALS -- 8.06%
    15,500   AdvancePCS(c)....................      371,070
     7,000   AmerisourceBergen Corp.(a).......      532,000
     9,500   Biovail Corp.(a)(c)..............      275,120
     8,100   Cephalon, Inc.(a)(c).............      366,120
    15,000   IDEC Pharmaceuticals Corp.(c)....      531,750
    18,500   King Pharmaceuticals, Inc.(c)....      411,625
                                                -----------
                                                  2,487,685
                                                -----------
             RESEARCH AND DEVELOPMENT -- 1.50%
    14,100   Gilead Sciences, Inc.(a)(c)......      463,608
                                                -----------
             RETAIL -- 9.18%
     9,900   CDW Computer Centers, Inc.(c)....      463,419
    22,500   Circuit City Stores-Circuit City
               Group..........................      421,875
     4,600   Coach, Inc.(c)...................      252,540
    16,500   Dollar Tree Stores, Inc.(a)(c)...      650,265
     8,000   Linens 'n Things, Inc.(c)........      262,480
    16,500   TJX Companies, Inc. .............      323,565
    15,000   Williams-Sonoma, Inc.(c).........      459,900
                                                -----------
                                                  2,834,044
                                                -----------
             RETAIL: RESTAURANTS -- 2.54%
    13,500   Outback Steakhouse, Inc.(c)......      473,850
    12,500   Starbucks Corp.(c)...............      310,625
                                                -----------
                                                    784,475
                                                -----------
             SEMICONDUCTORS -- 8.34%
    17,000   ASML Holding N.V.(c).............      257,040
    16,500   Integrated Circuit Systems,
               Inc.(c)........................      333,135
    21,000   Intersil Corp. -- Class
               A(a)(c)........................      448,980
     5,000   KLA-Tencor Corp.(a)(c)...........      219,950
    20,250   Microchip Technology, Inc.(c)....      555,457
     7,000   QLogic Corp.(c)..................      266,700
    18,500   Semtech Corp.(c).................      493,950
                                                -----------
                                                  2,575,212
                                                -----------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 1.16%
    15,500   Amdocs, Ltd.(a)(c)...............      117,025
    12,000   UTStarcom, Inc.(c)...............      242,040
                                                -----------
                                                    359,065
                                                -----------

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK (CONTINUED)
             TOYS -- 0.89%
    13,000   Mattel, Inc. ....................  $   274,040
                                                -----------
             TRANSPORTATION -- 3.78%
    19,000   Expeditors International of
               Washington, Inc. ..............      630,040
    23,000   Swift Transportation Company,
               Inc.(c)........................      535,900
                                                -----------
                                                  1,165,940
                                                -----------
             TOTAL COMMON STOCK (Cost
               $32,197,315)...................   30,079,392
                                                -----------
             REGULATED INVESTMENT COMPANY -- 0.94%
   289,670   Merrimac Cash Fund -- Money
               Market Fund(b) (Cost
               $289,670)......................      289,670
                                                -----------
PRINCIPAL
---------
             COMMERCIAL PAPER -- 0.58%
$  178,263   Morgan Stanley,
               2.08%, 11/08/02(b) (Cost
               $178,263)......................      178,263
                                                -----------
             TIME DEPOSITS -- 12.71%
   437,018   American Express Centurion Bank,
               1.79%, 07/08/02(b).............      437,018
   174,806   American Express Centurion Bank,
               1.79%, 07/22/02(b).............      174,806
    87,403   Bank of Montreal,
               1.77%, 07/08/02(b).............       87,403
   349,612   Bank of Nova Scotia,
               1.80%, 07/15/02(b).............      349,612
    43,699   Bayerische HypoVereinsbank,
               1.93%, 07/03/02(b).............       43,699
   305,913   Bayerische HypoVereinsbank,
               1.80%, 08/08/02(b).............      305,913
   131,104   Bayerische HypoVereinsbank,
               1.80%, 09/19/02(b).............      131,104
   131,106   Credit Agricole,
               1.94%, 07/01/02(b).............      131,106
 1,092,538   Den Danske Bank,
               1.78%, 07/30/02(b).............    1,092,538
    87,403   Harris Trust and Savings Bank,
               1.80%, 09/18/02(b).............       87,403
   559,381   Royal Bank of Canada,
               1.94%, 07/01/02(b).............      559,381
   524,419   Toronto Dominion,
               1.83%, 08/29/02(b).............      524,419
                                                -----------
             TOTAL TIME DEPOSITS (Cost
               $3,924,402)....................    3,924,402
                                                -----------

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

PRINCIPAL                                          VALUE
---------                                       -----------
             SHORT TERM CORPORATE NOTES -- 11.01%
$  218,996   American Honda Finance, Floating
               Rate,
               1.82%(+), 04/08/03(b)..........  $   218,996
    89,133   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.79%(+), 11/04/02(b)..........       89,133
   304,778   Fleet National Bank, Floating
               Rate,
               2.00%(+), 07/03/02(b)..........      304,778
   311,957   Goldman Sachs, Floating Rate,
               1.98%(+), 07/08/02(b)..........      311,957
   156,246   Goldman Sachs, Floating Rate,
               2.12%(+), 08/05/02(b)..........      156,246
   178,260   Merrill Lynch & Company, Floating
               Rate,
               1.91%(+), 11/26/02(b)..........      178,260
   579,344   Merrill Lynch & Company, Floating
               Rate,
               1.92%(+), 04/16/03(b)..........      579,344
   668,484   Morgan Stanley, Floating Rate,
               2.05%(+), 07/02/02(b)..........      668,484
   891,306   Morgan Stanley, Floating Rate,
               2.05%(+), 03/25/03(b)..........      891,306
                                                -----------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $3,398,504)..............    3,398,504
                                                -----------
             TOTAL SECURITIES (Cost
               $39,988,154)...................   37,870,231
                                                -----------

PRINCIPAL                                          VALUE
---------                                       -----------
             REPURCHASE AGREEMENT -- 3.18%
$  983,166   With Investors Bank & Trust,
               dated 06/28/02, 1.03%, due
               07/01/02, repurchase proceeds
               at maturity $983,250
               (Collateralized by Freddie Mac
               Adjustable Rate Mortgage,
               6.008%, due 10/01/23, with a
               value of $1,032,337) (Cost
               $983,166)......................  $   983,166
                                                -----------
             Total Investments -- 125.85%
               (Cost $40,971,320).............   38,853,397
             Liabilities less other
               assets -- (25.85)%.............   (7,981,303)
                                                -----------
             NET ASSETS -- 100.00%............  $30,872,094
                                                ===========

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $40,971,320.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 1,766,128
    Gross unrealized depreciation...........   (3,884,051)
                                              -----------
    Net unrealized depreciation.............  $(2,117,923)
                                              ===========

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing security.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2002.

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

 SHARES                                             VALUE
 ------                                           ----------
            COMMON STOCK -- 98.13%
            ADVERTISING -- 1.79%
    2,925   R.H. Donnelley Corp.(a).............  $   81,812
                                                  ----------
            AGRICULTURE -- 2.54%
    5,775   Delta and Pine Land Company.........     116,078
                                                  ----------
            APPAREL: MANUFACTURING -- 3.12%
    3,250   Kellwood Company....................     105,625
    3,375   Unifi, Inc.(a)......................      36,788
                                                  ----------
                                                     142,413
                                                  ----------
            BANKS -- 7.35%
    6,800   Bank of Hawaii Corp. ...............     190,400
    4,125   Commercial Federal Corp. ...........     119,625
    1,300   First Financial Bancorp.............      25,441
                                                  ----------
                                                     335,466
                                                  ----------
            BUSINESS SERVICES -- 1.94%
    3,950   CSG Systems International,
              Inc.(a)...........................      75,603
    1,450   National Service Industries,
              Inc. .............................      13,050
                                                  ----------
                                                      88,653
                                                  ----------
            CHEMICALS -- 6.23%
    5,375   Cytec Industries, Inc.(a)...........     168,990
    8,225   Millennium Chemicals, Inc. .........     115,561
                                                  ----------
                                                     284,551
                                                  ----------
            COMPUTER SOFTWARE AND SERVICES -- 6.57%
    4,375   Concerto Software, Inc.(a)..........      27,563
   10,875   Dendrite International, Inc.(a).....     105,161
    1,575   Progress Software Corp.(a)..........      23,245
    6,700   Wallace Computer Services, Inc. ....     144,050
                                                  ----------
                                                     300,019
                                                  ----------
            CONSTRUCTION SERVICES AND SUPPLIES -- 1.85%
    2,675   Texas Industries, Inc. .............      84,236
                                                  ----------
            CONSUMER GOODS AND SERVICES -- 7.22%
    9,225   American Greetings Corp. -- Class
              A(a)..............................     153,689
    5,625   Blyth, Inc. ........................     175,612
                                                  ----------
                                                     329,301
                                                  ----------
            DIVERSIFIED SERVICES -- 3.60%
    6,850   Pittston Brink's Group..............     164,400
                                                  ----------
            FINANCIAL SERVICES -- 3.08%
    6,125   Waddell & Reed Financial, Inc. --
              Class A...........................     140,385
                                                  ----------

 SHARES                                             VALUE
 ------                                           ----------
            COMMON STOCK (CONTINUED)
            INSURANCE -- 3.68%
    5,900   Phoenix Companies, Inc. ............  $  108,265
    2,900   Stewart Information Services
              Corp.(a)..........................      59,595
                                                  ----------
                                                     167,860
                                                  ----------
            INTERNET SERVICES -- 1.85%
   12,575   EarthLink, Inc.(a)..................      84,504
                                                  ----------
            LEISURE AND RECREATION -- 5.78%
    4,850   Gaylord Entertainment Company(a)....     106,942
    6,175   Speedway Motorsports, Inc.(a).......     157,030
                                                  ----------
                                                     263,972
                                                  ----------
            MANUFACTURING -- 12.94%
    8,750   Acuity Brands, Inc. ................     159,250
    3,775   Brady Corp. -- Class A..............     132,125
    4,700   Crane Company.......................     119,286
    3,200   Paxar Corp.(a)......................      53,600
    1,250   SPS Technologies, Inc.(a)...........      47,712
    3,250   Tredegar Corp. .....................      78,488
                                                  ----------
                                                     590,461
                                                  ----------
            MEDICAL EQUIPMENT AND SUPPLIES -- 7.07%
    3,575   Edwards Lifesciences Corp.(a).......      82,940
    5,975   Haemonetics Corp.(a)................     174,470
    5,975   VISX, Inc.(a).......................      65,128
                                                  ----------
                                                     322,538
                                                  ----------
            OIL, COAL AND GAS -- 1.17%
    1,875   Forest Oil Corp.(a).................      53,306
                                                  ----------
            PAPER AND FOREST PRODUCTS -- 2.77%
    2,575   Rayonier, Inc. .....................     126,510
                                                  ----------
            PUBLISHING -- 2.88%
   10,950   Hollinger International, Inc. ......     131,400
                                                  ----------
            REAL ESTATE DEVELOPMENT AND SERVICES -- 1.55%
    2,525   Avatar Holdings, Inc.(a)............      70,801
                                                  ----------
            RETAIL -- 1.49%
    2,775   Footstar, Inc.(a)...................      67,904
                                                  ----------
            SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.22%
    2,075   Dionex Corp.(a).....................      55,589
                                                  ----------
            SEMICONDUCTORS -- 3.07%
   12,225   Axcelis Technologies, Inc.(a).......     140,343
                                                  ----------
            SPORTING GOODS EQUIPMENT -- 2.53%
    7,300   Callaway Golf Company...............     115,632
                                                  ----------

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 SHARES                                             VALUE
 ------                                           ----------
            COMMON STOCK (CONTINUED)
            TELECOMMUNICATIONS EQUIPMENT AND
              SERVICES -- 2.81%
    4,475   Andrew Corp.(a).....................  $   64,127
    3,075   Belden, Inc. .......................      64,083
                                                  ----------
                                                     128,210
                                                  ----------
            TRANSPORTATION: FREIGHT -- 2.03%
    5,450   EGL, Inc.(a)........................      92,432
                                                  ----------
            TOTAL COMMON STOCK (Cost
              $4,917,125).......................   4,478,776
                                                  ----------

PRINCIPAL
---------
            REPURCHASE AGREEMENT -- 1.95%
$ 89,087    With Investors Bank & Trust, dated
              06/28/02, 1.03%, due 07/01/02,
              repurchase proceeds at maturity
              $89,094 (Collateralized by Freddie
              Mac Gold, 6.50%, due 06/01/32,
              with a value of $93,541) (Cost
              $89,087)..........................      89,087
                                                  ----------
            Total Investments -- 100.08% (Cost
              $5,006,212).......................   4,567,863
            Liabilities less other
              assets -- (0.08)%.................      (3,814)
                                                  ----------
            NET ASSETS -- 100.00%...............  $4,564,049
                                                  ==========

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $5,006,212.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $  60,109
    Gross unrealized depreciation............   (498,458)
                                               ---------
    Net unrealized depreciation..............  $(438,349)
                                               =========

---------------

(a) Non-income producing security.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 95.62%
              ADVERTISING -- 0.12%
     51,900   R.H. Donnelley Corp.(c)......  $    1,451,643
                                             --------------
              AEROSPACE -- 1.65%
    219,900   AAR Corp. ...................       2,242,980
     61,600   Curtiss-Wright Corp. -- Class
                B..........................       4,656,960
    142,896   DRS Technologies,
                Inc.(a)(c).................       6,108,804
    124,600   Herley Industries, Inc.(c)...       2,642,766
     42,700   Moog, Inc. -- Class A(c).....       1,830,976
    151,900   United Industrial Corp. .....       3,319,015
                                             --------------
                                                 20,801,501
                                             --------------
              AIRLINES -- 0.08%
     54,176   Mesa Air Group, Inc.(c)......         498,419
     41,952   Midwest Express Holdings,
                Inc.(c)....................         553,766
                                             --------------
                                                  1,052,185
                                             --------------
              APPAREL: MANUFACTURING -- 0.48%
    281,600   Ashworth, Inc.(c)............       2,537,216
     47,507   Kellwood Company.............       1,543,977
     18,000   K-Swiss, Inc. -- Class A.....         467,640
     30,088   Phillips-Van Heusen Corp. ...         469,373
     56,275   Russell Corp. ...............       1,083,294
                                             --------------
                                                  6,101,500
                                             --------------
              APPAREL: RETAIL -- 0.58%
      9,583   Cato Corp. -- Class A........         213,701
     70,150   Claire's Stores, Inc. .......       1,606,435
    375,000   Designs, Inc.(a)(c)..........       2,538,375
      4,992   Payless ShoeSource,
                Inc.(c)....................         287,789
     32,275   Shoe Carnival, Inc.(c).......         688,748
    139,500   Wilsons The Leather Experts,
                Inc.(c)....................       1,953,000
                                             --------------
                                                  7,288,048
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.57%
     15,685   Aftermarket Technology
                Corp.(c)...................         301,152
     75,863   ArvinMeritor, Inc. ..........       1,820,712
     25,877   Collins & Aikman Corp.(c)....         235,481
     24,873   Dura Automotive Systems,
                Inc.(c)....................         516,115
     24,400   Keystone Automotive
                Industries, Inc.(c)........         469,676
    137,300   O'Reilly Automotive,
                Inc.(c)....................       3,783,988
                                             --------------
                                                  7,127,124
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BANKS -- 5.79%
     69,500   American Financial Holdings,
                Inc. ......................  $    2,079,440
     35,200   BancorpSouth, Inc. ..........         711,040
    160,000   Bank of Bermuda, Ltd.(a).....       7,160,000
    151,976   Banner Corp. ................       3,761,406
    114,349   Commercial Federal Corp. ....       3,316,121
     54,600   Community First Bankshares,
                Inc. ......................       1,424,514
      8,300   Corus Bankshares, Inc. ......         381,128
     57,265   Dime Community Bancshares....       1,299,343
     42,399   First BanCorp. ..............       1,598,442
     33,000   First Commonwealth Financial
                Corp. .....................         445,170
     67,581   FirstFed Financial
                Corp.(c)...................       1,959,849
     22,000   First Midwest Bancorp.,
                Inc. ......................         611,160
     59,558   Flagstar Bancorp, Inc. ......       1,375,790
     94,500   F.N.B. Corp. ................       2,594,970
     21,100   GBC Bancorp..................         610,845
    461,711   Hudson United Bancorp........      13,186,466
     11,312   Independence Community Bank
                Corp. .....................         324,994
     73,203   Irwin Financial Corp.(a).....       1,471,380
     18,697   Local Financial Corp.(c).....         304,948
     18,000   Pacific Capital Bancorp......         429,840
    325,000   People's Bank................       8,485,750
     56,500   Provident Bankshares
                Corp. .....................       1,338,485
     44,500   R&G Financial Corp. -- Class
                B..........................       1,055,095
    215,000   Sky Financial Group, Inc. ...       4,547,250
     76,067   Staten Island Bancorp,
                Inc. ......................       1,460,486
     47,500   Trustmark Corp. .............       1,213,625
    143,230   UCBH Holdings, Inc. .........       5,444,172
     22,300   UMB Financial Corp. .........       1,045,201
     19,600   Washington Federal, Inc. ....         495,096
     66,518   Westamerica Bancorp..........       2,631,452
                                             --------------
                                                 72,763,458
                                             --------------
              BROADCAST SERVICES/MEDIA -- 3.54%
    439,400   Cox Radio, Inc. -- Class
                A(c).......................      10,589,540
    469,200   Crown Media Holdings,
                Inc.(a)(c).................       3,701,988
    440,700   Emmis Communications Corp. --
                Class A(a)(c)..............       9,338,433
     87,239   Entercom Communications
                Corp.(a)(c)................       4,004,270

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
    475,876   Entravision Communications
                Corp. -- Class A(c)........  $    5,829,481
    269,500   Radio One, Inc. -- Class
                A(c).......................       4,007,465
     50,000   Radio One, Inc. -- Class
                D(a)(c)....................         743,500
    660,450   Regent Communications,
                Inc.(c)....................       4,662,117
     78,600   Sinclair Broadcast Group,
                Inc. -- Class A(c).........       1,134,905
     26,426   Young Broadcasting, Inc. --
                Class A(c).................         469,854
                                             --------------
                                                 44,481,553
                                             --------------
              BUSINESS SERVICES -- 0.83%
     21,861   CDI Corp.(c).................         711,576
      9,428   Cerner Corp.(c)..............         450,941
     53,064   Corporate Executive Board
                Company(a)(c)..............       1,817,442
    103,307   Hypercom Corp.(c)............         795,464
      8,817   Labor Ready, Inc.(c).........          51,579
    127,000   MAXIMUS, Inc.(a)(c)..........       4,025,900
     27,683   MemberWorks, Inc.(c).........         512,966
     78,800   Right Management Consultants,
                Inc.(a)(c).................       2,072,361
                                             --------------
                                                 10,438,229
                                             --------------
              CHEMICALS -- 0.34%
     50,700   Airgas, Inc.(c)..............         877,110
     28,800   Albemarle Corp. .............         885,600
     45,021   Arch Chemicals, Inc. ........       1,112,019
     17,100   Cytec Industries, Inc.(c)....         537,624
      1,018   Minerals Technologies,
                Inc. ......................          50,208
    121,622   Solutia, Inc. ...............         853,786
                                             --------------
                                                  4,316,347
                                             --------------
              COLLECTIBLES -- 0.13%
     86,300   Racing Champions Ertl
                Corp.(c)...................       1,593,961
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.64%
     78,400   Black Box Corp.(a)(c)........       3,193,232
     18,718   Drexler Technology
                Corp.(c)...................         404,309
     23,737   Electronics for Imaging,
                Inc.(c)....................         377,656
      2,434   Hutchinson Technology
                Inc.(c)....................          38,068
    175,897   IKON Office Solutions,
                Inc. ......................       1,653,432
     18,295   Iomega Corp.(c)..............         235,091
     13,878   John H. Harland Company......         391,360
    300,000   Maxtor Corp.(c)..............       1,356,000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTERS AND OFFICE EQUIPMENT (CONTINUED)
    311,000   Moore Corp., Ltd.(c).........  $    3,570,280
    373,000   NetScout Systems, Inc.(c)....       2,543,860
     48,981   Overland Data, Inc.(c).......         807,207
     21,632   Radiant Systems, Inc.(c).....         281,865
     26,397   RadiSys Corp.(c).............         306,997
    181,700   SBS Technologies, Inc.(c)....       2,225,643
  1,004,862   Silicon Graphics, Inc.(c)....       2,954,294
     29,247   Synaptics, Inc.(c)...........         220,522
                                             --------------
                                                 20,559,816
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 5.86%
     14,559   Acclaim Entertainment,
                Inc.(c)....................          51,393
    435,600   American Management Systems,
                Inc.(c)....................       8,324,316
    229,400   ANSYS, Inc.(c)...............       4,610,940
      4,441   CACI International, Inc. --
                Class A(c).................         169,602
      4,478   Caminus Corp.(c).............          26,107
    330,300   Carreker Corp.(c)............       3,738,996
     27,905   Catapult Communications
                Corp.(c)...................         610,310
    304,864   Checkpoint Systems,
                Inc.(a)(c).................       3,566,909
     90,000   Computer Programs and
                Systems, Inc.(c)...........       1,937,700
     45,768   Concord Communications,
                Inc.(c)....................         754,257
     24,645   DocuCorp International,
                Inc.(c)....................         252,118
     24,411   Documentum, Inc.(c)..........         292,932
    225,200   Embarcadero Technologies,
                Inc.(a)(c).................       1,391,736
     20,481   EPIQ Systems, Inc.(c)........         348,587
     43,035   HPL Technologies, Inc.(c)....         648,107
    957,700   Inktomi Corp.(c).............         842,776
     90,839   Inter-Tel, Inc.(a)...........       1,554,255
    236,700   IONA Technologies
                PLC(ADR)(a)(c).............       1,254,321
     26,200   JDA Software Group,
                Inc.(c)....................         740,412
     28,921   Kronos, Inc.(c)..............         881,772
    341,591   Legato Systems, Inc.(c)......       1,229,728
     31,089   Mentor Graphics Corp.(c).....         442,086
     55,900   Moldflow Corp.(c)............         440,492
    175,558   MRO Software, Inc.(c)........       1,997,850
     41,601   MTS Systems Corp. ...........         522,093
    239,800   Netegrity, Inc.(c)...........       1,477,168

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    298,100   OPNET Technologies,
                Inc.(a)(c).................  $    2,670,976
    788,700   Parametric Technology
                Corp.(c)...................       2,822,757
     69,600   Pinnacle Systems, Inc.(c)....         764,834
     59,879   Rainbow Technologies,
                Inc.(c)....................         294,605
    300,000   Rational Software Corp.(c)...       2,463,000
  1,484,300   Redback Networks, Inc.(c)....       2,656,897
     95,400   Red Hat, Inc.(c).............         559,998
     11,300   Renaissance Learning,
                Inc.(c)....................         228,486
     28,500   Retek, Inc.(c)...............         692,550
    231,300   Roxio, Inc.(c)...............       1,665,360
    318,800   S1 Corp.(a)(c)...............       2,355,932
    141,700   SERENA Software, Inc.(c).....       1,940,907
     20,821   SS&C Technologies, Inc.(c)...         289,204
    100,000   Synopsys, Inc.(a)(c).........       5,481,000
    156,015   TALX Corp. ..................       2,958,044
    355,900   Titan Corp.(a)(c)............       6,509,411
      4,809   Tripos, Inc.(c)..............         104,836
     92,993   webMethods, Inc.(c)..........         920,631
     37,250   Witness Systems, Inc.(c).....         274,905
                                             --------------
                                                 73,761,296
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.27%
      3,421   Apogee Enterprises, Inc. ....          49,126
      4,009   Champion Enterprises,
                Inc.(c)....................          22,531
     66,900   Florida Rock Industries,
                Inc. ......................       2,395,689
    178,600   Granite Construction,
                Inc. ......................       4,518,580
    122,527   Integrated Electrical
                Services, Inc.(c)..........         765,794
      7,073   KB HOME(a)...................         364,330
     81,550   Lennox International,
                Inc. ......................       1,467,084
     24,200   LSI Industries, Inc. ........         444,554
      6,700   M.D.C. Holdings, Inc. .......         348,400
     18,878   Meritage Corp.(c)............         861,781
     13,192   Ryland Group, Inc. ..........         656,302
     60,000   Simpson Manufacturing
                Company, Inc.(c)...........       3,427,800
     82,600   Trex Company, Inc.(a)(c).....       2,593,640
    119,919   Universal Forest Products,
                Inc. ......................       2,808,503
     55,476   USG Corp.(c).................         396,653
     69,400   Walter Industries, Inc. .....         926,490
      2,132   Watsco, Inc. ................          38,909
    154,089   WCI Communities, Inc.(c).....       4,460,877

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
     60,128   York International Corp. ....  $    2,031,725
                                             --------------
                                                 28,578,768
                                             --------------
              CONSUMER GOODS AND SERVICES -- 1.78%
     38,291   Applica, Inc.(c).............         474,808
     27,819   Chattem, Inc.(c).............         876,298
    184,702   Coinstar, Inc.(c)............       4,515,964
      9,955   Dial Corp. ..................         199,299
     31,700   Jarden Corp.(c)..............         627,660
     48,900   Mohawk Industries, Inc.(c)...       3,008,817
     76,400   NBTY, Inc.(c)................       1,182,672
     34,000   Nu Skin Enterprises, Inc. --
                Class A....................         494,700
    374,423   1-800 FLOWERS.COM, Inc.(c)...       4,178,561
    141,430   Regis Corp. .................       3,821,297
     23,800   RPM, Inc. ...................         362,950
      4,746   Salton, Inc.(a)(c)...........          68,105
     46,225   Toro Company.................       2,627,429
                                             --------------
                                                 22,438,560
                                             --------------
              DISTRIBUTION -- 1.91%
     51,829   Aviall, Inc.(c)..............         725,606
     94,500   Handleman Company(c).........       1,370,250
    130,000   Hughes Supply, Inc. .........       5,837,000
    288,900   NuCo2, Inc.(a)(c)............       4,044,600
     20,000   ScanSource, Inc.(c)..........       1,228,200
     33,001   Standard Commercial Corp. ...         716,122
    162,465   United Stationers, Inc.(c)...       4,938,936
    139,100   Universal Corp. .............       5,104,970
                                             --------------
                                                 23,965,684
                                             --------------
              DIVERSIFIED SERVICES -- 0.45%
    237,466   Pittston Brink's Group.......       5,699,184
                                             --------------
              EDUCATION -- 1.60%
    119,000   Bright Horizons Family
                Solutions, Inc.(c).........       3,940,090
     67,200   Career Education Corp.(c)....       3,024,000
    543,530   ITT Educational Services,
                Inc.(a)(c).................      11,848,954
     65,037   Sylvan Learning Systems,
                Inc.(c)....................       1,296,838
                                             --------------
                                                 20,109,882
                                             --------------
              ELECTRONICS -- 2.08%
     16,560   Ansoft Corp.(c)..............          97,373
     21,000   DSP Group, Inc.(c)...........         411,600

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS (CONTINUED)
    229,400   DuraSwitch Industries,
                Inc.(c)....................  $    1,745,734
    121,675   Merix Corp.(a)(c)............       1,043,972
    129,500   Methode Electronics, Inc. --
                Class A....................       1,653,715
      2,708   Planar Systems, Inc.(c)......          52,129
    210,000   Rogers Corp.(c)..............       5,735,100
     26,925   Stoneridge, Inc.(c)..........         503,497
    114,800   Technitrol, Inc. ............       2,674,840
    473,300   Thomas & Betts Corp.(c)......       8,803,380
    149,500   Universal Electronics,
                Inc.(c)....................       2,236,520
    148,600   Zygo Corp.(c)................       1,196,230
                                             --------------
                                                 26,154,090
                                             --------------
              ENGINEERING -- 0.14%
     83,700   TRC Companies, Inc.(a)(c)....       1,720,035
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 0.24%
    124,300   Aaron Rents, Inc. -- Class
                B..........................       2,976,985
                                             --------------
              FINANCIAL SERVICES -- 1.21%
     80,000   American Capital Strategies,
                Ltd.(a)....................       2,197,600
      6,169   Doral Financial Corp. .......         205,983
     23,302   Federal Agricultural Mortgage
                Corp. -- Class C(a)(c).....         622,163
    110,000   Financial Federal
                Corp.(a)(c)................       3,641,000
    118,093   Friedman, Billings, Ramsey
                Group, Inc. -- Class
                A(c).......................       1,503,324
    114,800   Investment Technology Group,
                Inc.(c)....................       3,753,960
     95,809   New Century Financial
                Corp. .....................       3,350,441
                                             --------------
                                                 15,274,471
                                             --------------
              FOOD AND BEVERAGE -- 1.67%
    118,803   American Italian Pasta
                Company -- Class A(c)......       6,057,765
     59,275   Chiquita Brands
                International, Inc.(c).....       1,061,615
     16,684   Del Monte Foods Company(c)...         196,871
     12,466   Dole Food Company, Inc. .....         359,644
     41,144   Interstate Bakeries Corp. ...       1,188,239
    369,900   Monterey Pasta
                Company(a)(c)..............       3,488,157
     26,800   Nash-Finch Company...........         856,528
     21,600   Pilgrim's Pride
                Corp. -- Class B...........         302,400
     34,398   Ralcorp Holdings, Inc.(c)....       1,074,938
    129,800   Riviana Foods, Inc. .........       3,291,598

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
    137,100   Sensient Technologies
                Corp. .....................  $    3,120,396
                                             --------------
                                                 20,998,151
                                             --------------
              FUNERAL SERVICES -- 0.04%
     87,912   Stewart Enterprises, Inc. --
                Class A(c).................         559,999
                                             --------------
              INSURANCE -- 2.66%
    205,200   Annuity and Life Re Holdings,
                Ltd. ......................       3,712,068
    105,800   Delphi Financial Group,
                Inc. -- Class A(a).........       4,586,430
     17,464   First American Corp.(a)......         401,672
    154,700   IPC Holdings, Ltd. ..........       4,724,538
     50,700   Landamerica Financial Group,
                Inc. ......................       1,597,050
     38,600   National Western Life
                Insurance Company -- Class
                A(c).......................       4,437,070
    155,000   Reinsurance Group of America,
                Inc.(a)....................       4,777,100
    177,850   Scottish Annuity & Life
                Holdings, Ltd. ............       3,393,378
     50,587   StanCorp Financial Group,
                Inc. ......................       2,807,579
     25,210   Triad Guaranty, Inc.(c)......       1,097,391
    283,300   Universal American Financial
                Corp.(c)...................       1,900,943
                                             --------------
                                                 33,435,219
                                             --------------
              INTERNET SERVICES -- 2.26%
    185,450   Alloy Online, Inc.(a)(c).....       2,677,898
     53,744   AsiaInfo Holdings,
                Inc.(a)(c).................         712,108
    118,919   Centillium Communications,
                Inc.(c)....................       1,036,974
  1,475,700   Covad Communications Group,
                Inc.(c)....................       1,741,326
     42,524   DoubleClick, Inc.(c).........         315,528
     21,775   eSPEED, Inc. -- Class A(c)...         237,565
    115,700   FreeMarkets, Inc.(a)(c)......       1,634,841
    109,590   GSI Commerce, Inc.(a)(c).....         816,445
    524,000   Interwoven, Inc.(c)..........       1,598,200
    374,800   Kana Software, Inc.(a)(c)....       1,499,200
     32,708   McAfee.com Corp.(c)..........         478,845
     49,819   Neoforma, Inc.(a)(c).........         647,149
     36,300   NetBank, Inc.(c).............         422,895
     30,500   Overture Services,
                Inc.(a)(c).................         761,890
      2,315   Packeteer, Inc.(c)...........          10,232
      6,054   PC-Tel, Inc.(c)..............          40,980

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              INTERNET SERVICES (CONTINUED)
     82,800   Register.com, Inc.(c)........  $      630,936
  1,136,500   Tumbleweed Communications
                Corp.(c)...................       2,102,525
    639,600   United Online, Inc.(a)(c)....       7,687,992
    131,600   Websense, Inc.(c)............       3,365,012
                                             --------------
                                                 28,418,541
                                             --------------
              LEISURE AND RECREATION -- 1.20%
    421,568   AMC Entertainment, Inc.(c)...       5,986,266
     18,452   Ameristar Casinos, Inc.(c)...         536,215
    152,368   Aztar Corp.(c)...............       3,169,254
     23,702   Navigant International,
                Inc.(c)....................         366,670
    270,200   Pinnacle Entertainment,
                Inc.(c)....................       2,872,226
     32,400   Polaris Industries, Inc. ....       2,106,000
                                             --------------
                                                 15,036,631
                                             --------------
              MACHINERY -- 0.90%
    103,500   Albany International Corp. --
                Class A....................       2,785,185
     97,261   Global Power Equipment Group,
                Inc.(c)....................         962,884
    250,000   Kadant, Inc.(c)..............       4,125,000
      5,627   Kennametal, Inc. ............         205,948
     51,900   Lincoln Electric Holdings,
                Inc. ......................       1,396,110
     21,626   Manitowoc Company, Inc. .....         767,507
     20,200   Tecumseh Products Company --
                Class A....................       1,072,216
      1,162   Zebra Technologies Corp. --
                Class A(c).................          56,032
                                             --------------
                                                 11,370,882
                                             --------------
              MANUFACTURING -- 2.31%
     52,900   A.O. Smith Corp. ............       1,651,009
    225,000   Applied Films Corp.(c).......       2,535,750
     89,700   Armor Holdings, Inc.(a)(c)...       2,287,350
      7,817   Ball Corp. ..................         324,249
     59,428   Briggs & Stratton Corp.(a)...       2,278,470
    110,000   Carlisle Companies, Inc. ....       4,947,800
     28,843   Donaldson Company, Inc.(a)...       1,010,659
      2,698   Engineered Support Systems,
                Inc. ......................         141,105
     69,447   Federal Signal Corp.(a)......       1,666,728
     60,040   Griffon Corp.(c).............       1,086,724
     78,670   Intermet Corp. ..............         844,916
    134,300   Lancaster Colony Corp. ......       4,789,138
    139,800   Lydall, Inc.(c)..............       2,131,950

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING (CONTINUED)
     13,300   Powell Industries, Inc.(c)...  $      322,525
     13,300   Quaker Fabric Corp.(c).......         206,137
     10,800   Roper Industries, Inc. ......         402,840
     43,000   Teleflex, Inc. ..............       2,457,450
                                             --------------
                                                 29,084,800
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 8.95%
    145,025   American Medical Security
                Group, Inc.(c).............       3,473,349
    229,108   AMERIGROUP Corp.(a)(c).......       6,250,066
    157,500   AmeriPath, Inc.(a)(c)........       3,780,000
     21,175   Apria Healthcare Group,
                Inc.(c)....................         474,320
     53,183   Beverly Enterprises,
                Inc.(c)....................         404,723
     72,750   Centene Corp.(a)(c)..........       2,253,795
     69,700   CorVel Corp.(c)..............       2,334,727
     35,536   Curative Health Services,
                Inc.(c)....................         596,294
     43,140   DIANON Systems, Inc.(a)(c)...       2,304,539
  1,064,800   HEALTHSOUTH Corp.(c).........      13,618,792
     64,003   IDEXX Laboratories,
                Inc.(c)....................       1,650,637
    350,000   IMS Health, Inc. ............       6,282,500
    580,000   Lincare Holdings,
                Inc.(a)(c).................      18,734,000
     29,600   Mid Atlantic Medical
                Services, Inc.(c)..........         927,960
     43,300   NDCHealth Corp. .............       1,208,070
    227,037   Orthodontic Centers of
                America, Inc.(a)(c)........       5,233,203
     11,618   PacifiCare Health Systems,
                Inc.(a)(c).................         316,010
    122,801   Per-Se Technologies,
                Inc.(c)....................       1,129,646
     81,050   PracticeWorks, Inc.(c).......       1,495,373
    465,989   QuadraMed Corp.(c)...........       3,257,263
     38,634   Serologicals Corp.(c)........         706,616
    263,960   Triad Hospitals, Inc.(c).....      11,186,625
    388,800   Universal Health Services,
                Inc. -- Class B(c).........      19,051,200
    150,000   U.S. Physical Therapy,
                Inc.(c)....................       3,046,500
    347,000   VitalWorks, Inc.(c)..........       2,845,400
                                             --------------
                                                112,561,608
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 3.99%
    210,000   AtheroGenics, Inc.(c)........       1,505,700
    323,600   BriteSmile, Inc.(a)(c).......         766,932
     67,200   Bruker Daltonics,
                Inc.(a)(c).................         265,440
     93,500   Closure Medical
                Corp.(a)(c)................       1,309,000
    147,000   Conceptus, Inc.(a)(c)........       2,424,030

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
     11,779   CONMED Corp.(c)..............  $      263,025
     46,551   Cooper Companies, Inc.(a)....       2,192,552
     26,421   Cyberonics, Inc.(c)..........         346,617
     11,705   Diagnostic Products
                Corp.(a)...................         433,085
      3,676   Edwards Lifesciences
                Corp.(c)...................          85,283
     84,233   HealthTronics Surgical
                Services, Inc.(c)..........       1,473,235
      7,437   Henry Schein, Inc.(c)........         330,947
     35,056   Immucor, Inc.(c).............         822,764
     50,400   Immunomedics, Inc.(c)........         262,584
    124,300   Interpore International,
                Inc.(c)....................       1,194,647
     31,217   Luminex Corp.(c).............         234,440
     43,258   Medicines Company(c).........         533,371
    209,900   MedSource Technologies,
                Inc.(c)....................       2,571,275
     70,800   Mentor Corp. ................       2,598,997
     39,774   Merit Medical Systems,
                Inc.(c)....................         817,356
     21,445   Neose Technologies,
                Inc.(c)....................         233,751
    333,900   Oakley, Inc.(c)..............       5,809,860
    162,939   Ocular Sciences, Inc.(c).....       4,317,883
    270,000   OraSure Technologies,
                Inc.(c)....................       1,755,000
    285,000   Owens & Minor, Inc. .........       5,631,600
    147,300   PolyMedica Corp.(a)(c).......       3,762,042
     69,363   Possis Medical, Inc.(c)......         856,564
     32,088   Prime Medical Services,
                Inc.(c)....................         372,863
     64,500   PSS World Medical, Inc.(c)...         522,450
    232,400   Quinton Cardiology Systems,
                Inc.(c)....................       2,105,544
     41,952   Sola International,
                Inc.(c)....................         482,448
     30,600   Techne Corp.(c)..............         863,532
     33,200   Varian Medical Systems,
                Inc.(c)....................       1,093,940
     60,100   Zoll Medical Corp.(c)........       1,955,053
                                             --------------
                                                 50,193,810
                                             --------------
              METALS AND MINING -- 1.18%
    241,400   Freeport-McMoRan Copper &
                Gold, Inc. -- Class
                B(a)(c)....................       4,308,990
     57,100   Quanex Corp. ................       2,495,270
     49,347   Ryerson Tull, Inc. ..........         573,906
     23,865   Southern Peru Copper
                Corp. .....................         357,736
     43,300   Steel Dynamics, Inc.(c)......         713,151
    165,000   Stillwater Mining
                Company(a)(c)..............       2,686,200
    180,683   USEC, Inc. ..................       1,590,010

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              METALS AND MINING (CONTINUED)
    114,426   Worthington Industries,
                Inc. ......................  $    2,071,111
                                             --------------
                                                 14,796,374
                                             --------------
              OIL, COAL AND GAS -- 4.77%
     40,123   Atwood Oceanics, Inc.(c).....       1,504,612
     88,200   Cal Dive International,
                Inc.(c)....................       1,940,400
     28,900   Chesapeake Energy Corp. .....         760,937
     88,935   Energen Corp. ...............       2,445,712
    142,489   Evergreen Resources,
                Inc.(a)(c).................       6,055,782
     26,484   Holly Corp. .................         443,607
     44,766   Houston Exploration
                Company(c).................       1,298,214
     29,026   Key Production Company,
                Inc.(a)(c).................         566,007
    133,119   Meridian Resource Corp.(c)...         495,203
     35,600   Nuevo Energy Company(c)......         562,480
     50,800   Oceaneering International,
                Inc.(c)....................       1,371,600
     90,500   Patina Oil & Gas Corp. ......       2,482,415
    302,700   Patterson-UTI Energy,
                Inc.(c)....................       8,545,221
     51,366   Penn Virginia Corp. .........       2,002,247
    262,339   Rowan Companies, Inc. .......       5,627,172
    243,000   St. Mary Land & Exploration
                Company....................       5,814,747
    300,200   Superior Energy Services,
                Inc.(c)....................       3,047,030
    153,876   TETRA Technologies,
                Inc.(c)....................       4,085,408
    191,300   Tom Brown, Inc.(c)...........       5,423,355
    300,300   Willbros Group, Inc.(c)......       5,105,100
     15,893   World Fuel Services Corp. ...         387,789
                                             --------------
                                                 59,965,038
                                             --------------
              OIL AND GAS: EQUIPMENT -- 1.19%
    109,726   CARBO Ceramics, Inc. ........       4,054,376
    285,800   Grant Prideco, Inc.(c).......       3,886,880
     25,100   Hydril Company(c)............         672,680
    117,600   Maverick Tube Corp.(c).......       1,764,000
    185,000   Questar Corp. ...............       4,569,500
                                             --------------
                                                 14,947,436
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.12%
     45,000   Glatfelter...................         846,000
     37,700   Rock-Tenn Company -- Class
                A..........................         691,795
                                             --------------
                                                  1,537,795
                                             --------------
              PHARMACEUTICALS -- 1.56%
     63,947   Arena Pharmaceuticals,
                Inc.(c)....................         537,155

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
     82,800   Atrix Laboratories,
                Inc.(c)....................  $    1,842,300
    109,100   Connetics Corp.(c)...........       1,409,463
      4,982   Indevus Pharmaceuticals,
                Inc.(c)....................           5,779
     25,714   Kos Pharmaceuticals,
                Inc.(c)....................         523,280
      2,903   K-V Pharmaceutical Company --
                Class A(c).................          78,381
     89,700   Ligand Pharmaceuticals
                Inc. -- Class B(a)(c)......       1,300,650
     21,800   Medicis Pharmaceutical
                Corp. -- Class A(c)........         932,168
     28,499   Noven Pharmaceuticals,
                Inc.(c)....................         726,724
     88,000   Penwest Pharmaceuticals
                Company(c).................       1,716,000
     10,866   Perrigo Company(c)...........         141,258
    292,900   POZEN, Inc.(c)...............       1,517,222
    203,900   Priority Healthcare Corp. --
                Class B(c).................       4,791,650
     66,084   SuperGen, Inc.(c)............         479,770
      7,294   Syncor International
                Corp.(a)(c)................         229,761
     37,483   Tanox, Inc.(c)...............         405,941
    168,900   Titan Pharmaceuticals,
                Inc.(c)....................         565,815
     58,032   Tularik, Inc.(c).............         532,153
    104,100   Versicor, Inc.(c)............       1,400,145
     74,547   VIVUS, Inc.(c)...............         504,683
                                             --------------
                                                 19,640,298
                                             --------------
              PRINTING -- 0.11%
     35,027   Bowne & Company, Inc. .......         516,298
     44,100   Consolidated Graphics,
                Inc.(c)....................         837,900
                                             --------------
                                                  1,354,198
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.38%
    157,700   St. Joe Company..............       4,734,154
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 3.96%
    122,800   AMB Property Corp. ..........       3,806,800
     85,750   Annaly Mortgage Management,
                Inc. ......................       1,663,550
    172,200   Apex Mortgage Capital,
                Inc. ......................       2,581,278
    103,000   Arden Realty, Inc. ..........       2,930,350
      1,408   Associated Estates Realty
                Corp. .....................          14,925
     33,526   Bedford Property Investors,
                Inc. ......................         908,555
     85,000   Boykin Lodging Company(c)....         929,050
     11,900   Camden Property Trust........         440,657
     56,725   Capital Automotive REIT......       1,353,459
     75,800   Chelsea Property Group,
                Inc. ......................       2,535,510

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
      5,731   Developers Diversified Realty
                Corp. .....................  $      128,947
     44,400   Essex Property Trust,
                Inc. ......................       2,428,680
     39,800   Gables Residential Trust.....       1,270,814
     95,000   Getty Realty Corp. ..........       1,923,750
      2,679   Great Lakes REIT, Inc. ......          50,847
     18,200   Highwoods Properties,
                Inc. ......................         473,200
    103,624   HRPT Properties Trust........         917,072
     87,426   JDN Realty Corp. ............       1,092,825
     40,121   Keystone Property Trust......         636,720
     37,500   Kilroy Realty Corp. .........       1,003,125
     40,952   Koger Equity, Inc. ..........         790,374
    105,000   Liberty Property Trust(a)....       3,675,000
    230,000   Mid-Atlantic Realty Trust....       4,048,000
      3,516   Mission West Properties,
                Inc. ......................          42,860
     36,018   National Health Investors,
                Inc. ......................         576,288
     13,500   Post Properties, Inc. .......         407,160
    100,000   RAIT Investment Trust........       2,373,000
    135,000   Reckson Associates Realty
                Corp.(a)...................       3,361,500
     25,896   Regency Centers Corp. .......         767,816
     39,850   Shurgard Storage Centers,
                Inc. -- Class A............       1,382,795
      2,828   Sizeler Property Investors,
                Inc. ......................          30,882
     49,498   SL Green Realty Corp.(a).....       1,764,604
     40,576   Sovran Self Storage, Inc. ...       1,386,482
     55,000   The Rouse Company............       1,815,000
     31,965   Winston Hotels, Inc. ........         311,978
                                             --------------
                                                 49,823,853
                                             --------------
              RESEARCH AND DEVELOPMENT -- 0.96%
     73,475   aaiPharma, Inc.(a)(c)........       1,651,718
     38,014   Albany Molecular Research,
                Inc.(c)....................         803,616
      3,086   Antigenics, Inc.(a)(c).......          30,397
     35,832   ArQule, Inc.(c)..............         241,866
     19,781   Biosite, Inc.(c).............         556,835
    110,633   Bio-Technology General
                Corp.(c)...................         664,904
      6,623   Charles River Laboratories
                International,
                Inc.(a)(c).................         232,136
     51,354   Diversa Corp.(c).............         510,972
    123,200   Exact Sciences Corp.(a)(c)...       1,967,504
    224,100   La Jolla Pharmaceutical
                Company(a)(c)..............       1,400,625
     19,972   Maxygen, Inc.(c).............         239,245

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RESEARCH AND DEVELOPMENT (CONTINUED)
     90,300   Nastech Pharmaceutical
                Company, Inc.(a)(c)........  $    1,483,629
     20,700   Neurocrine Biosciences,
                Inc.(a)(c).................         593,055
     73,400   SangStat Medical Corp.(c)....       1,686,732
                                             --------------
                                                 12,063,234
                                             --------------
              RESEARCH & DEVELOPMENT: AGRICULTURE -- 0.25%
    145,889   Embrex, Inc.(c)..............       3,186,216
                                             --------------
              RETAIL -- 9.20%
    537,050   Big Lots, Inc.(c)............      10,569,144
     14,100   Chico's FAS, Inc.(a)(c)......         512,112
    234,650   Copart, Inc.(c)..............       3,808,369
    464,750   dELIA*s Corp. -- Class
                A(c).......................       2,370,225
     13,799   Dillard's, Inc. -- Class A...         362,776
    133,000   Duane Reade, Inc.(a)(c)......       4,528,650
     23,735   Group 1 Automotive,
                Inc.(c)....................         905,490
    400,000   Guitar Center, Inc.(c).......       7,420,000
      6,780   Hancock Fabrics, Inc. .......         125,972
    181,325   Hibbet Sporting Goods,
                Inc.(c)....................       4,605,655
    483,000   Hollywood Entertainment
                Corp.(a)(c)................       9,988,440
    304,900   Hot Topic, Inc.(a)(c)........       8,143,879
    109,200   J. Jill Group, Inc.(c).......       4,144,140
     57,800   Movie Gallery, Inc.(c).......       1,220,736
     13,239   PETsMART, Inc.(c)............         212,354
     13,700   Rent-A-Center, Inc.(c).......         794,737
         29   Rex Stores Corp.(c)..........             400
    273,000   Ross Stores, Inc. ...........      11,124,750
    550,000   Saks, Inc.(c)................       7,062,000
    152,600   School Specialty,
                Inc.(a)(c).................       4,053,056
     48,000   SCP Pool Corp.(a)(c).........       1,332,480
     45,800   TBC Corp.(c).................         727,304
    553,627   The Finish Line, Inc. --
                Class A(c).................       9,920,996
    119,900   The Pep Boys -- Manny, Moe &
                Jack(a)....................       2,020,315
     87,200   Too, Inc.(c).................       2,685,760
     44,900   Tractor Supply Company(c)....       3,187,451
    342,287   United Auto Group, Inc.(c)...       7,153,798
     39,049   Urban Outfitters, Inc.(c)....       1,355,781
    223,877   West Marine, Inc.(a)(c)......       2,856,671
     64,200   Wet Seal, Inc. -- Class
                A(c).......................       1,560,060

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
     47,723   Whitehall Jewellers,
                Inc.(c)....................  $      990,252
                                             --------------
                                                115,743,753
                                             --------------
              RETAIL: RESTAURANTS -- 3.88%
    485,765   Applebee's International,
                Inc. ......................      11,148,307
      6,230   CBRL Group, Inc. ............         190,140
    110,700   CEC Entertainment, Inc.(c)...       4,571,910
    154,500   Champps Entertainment,
                Inc.(c)....................       1,886,445
    324,600   Famous Dave's of America,
                Inc.(a)(c).................       2,548,110
    173,600   Landry's Restaurants,
                Inc. ......................       4,428,536
    131,700   Outback Steakhouse,
                Inc.(c)....................       4,622,670
     54,800   Papa John's International,
                Inc.(c)....................       1,829,772
    109,600   Rare Hospitality
                International, Inc.(c).....       2,950,432
    653,200   Ruby Tuesday, Inc. ..........      12,672,080
    149,992   Ryan's Family Steak Houses,
                Inc.(a)(c).................       1,981,394
                                             --------------
                                                 48,829,796
                                             --------------
              RETAIL: SUPERMARKET -- 0.01%
     12,040   Casey's General Stores,
                Inc. ......................         144,962
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.41%
     20,345   Advanced Energy Industries,
                Inc.(c)....................         451,252
      4,120   Fisher Scientific
                International, Inc.(c).....         115,360
      5,174   FLIR Systems, Inc.(c)........         217,153
     75,323   Itron, Inc.(c)...............       1,975,722
     40,700   MagneTek, Inc.(c)............         402,930
     67,200   Photon Dynamics, Inc.(c).....       2,016,000
                                             --------------
                                                  5,178,417
                                             --------------
              SECURITY SERVICES -- 0.41%
    247,400   Kroll, Inc.(c)...............       5,190,452
                                             --------------
              SEMICONDUCTORS -- 3.15%
     95,500   Actel Corp.(c)...............       2,007,410
    119,600   Artisan Components,
                Inc.(c)....................       1,076,400
     67,204   Asyst Technologies,
                Inc.(c)....................       1,367,601
    220,000   AXT, Inc.(c).................       1,755,600
     42,673   Caliper Technologies
                Corp.(c)...................         356,320
     61,300   Cohu, Inc. ..................       1,059,264
    151,000   DuPont Photomasks, Inc.(c)...       4,904,480
    113,800   ESS Technology, Inc.(a)(c)...       1,996,052
    464,000   Genus, Inc.(a)(c)............         895,520

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
    569,600   LogicVision, Inc.(c).........  $    3,047,360
    140,500   Monolithic System Technology,
                Inc.(a)(c).................       1,563,765
    217,900   Mykrolis Corp.(c)............       2,573,399
     91,000   Nanometrics, Inc.(c).........       1,444,989
    102,200   Oak Technology, Inc.(c)......         462,966
    208,400   Pericom Semiconductor
                Corp.(c)...................       2,415,356
    149,437   PLX Technology, Inc.(c)......         635,107
    119,300   Power Integrations,
                Inc.(c)....................       2,135,351
     18,646   Rudolph Technologies,
                Inc.(c)....................         464,845
     74,500   Silicon Image, Inc.(c).......         455,940
     74,817   Silicon Laboratories,
                Inc.(a)(c).................       2,024,548
    236,800   Skyworks Solutions,
                Inc.(c)....................       1,314,240
     40,387   Therma-Wave, Inc.(c).........         460,008
    169,607   Ultratech Stepper, Inc.(c)...       2,745,937
    106,225   Zoran Corp.(a)(c)............       2,433,615
                                             --------------
                                                 39,596,073
                                             --------------
              SPORTING GOODS AND EQUIPMENT -- 0.15%
     29,051   Nautilus Group, Inc.(a)(c)...         888,961
     85,485   The Sports Authority,
                Inc.(c)....................         971,110
                                             --------------
                                                  1,860,071
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.91%
    283,200   ACT Teleconferencing,
                Inc.(c)....................         821,280
     23,877   ADTRAN, Inc.(c)..............         453,639
    524,277   Aeroflex, Inc.(c)............       3,643,725
     27,986   Aether Systems, Inc.(c)......          82,559
     46,632   Anixter International,
                Inc.(c)....................       1,095,852
     71,485   Artesyn Technologies,
                Inc.(c)....................         463,294
     24,000   Belden, Inc. ................         500,160
    114,106   Boston Communications Group,
                Inc.(c)....................         917,412
    467,500   Cable Design Technologies
                Corp.(c)...................       4,791,875
     51,765   Commonwealth Telephone
                Enterprises, Inc.(c).......       2,083,024
    133,100   EMS Technologies, Inc.(c)....       2,753,839
     69,100   General Cable Corp. .........         435,330
     97,150   General Communications,
                Inc. -- Class A(c).........         647,990
      6,821   Harmonic, Inc.(c)............          24,958
     61,702   Inrange Technologies Corp. --
                Class B(c).................         293,084

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
     74,497   MasTec, Inc.(c)..............  $      548,298
    122,800   Newport Corp.(c).............       1,923,048
     35,928   NMS Communications Corp.(c)..          87,305
     74,103   PTEK Holdings, Inc.(c).......         428,315
    109,185   SpectraLink Corp.(c).........       1,161,728
     26,229   Tekelec(c)...................         210,619
     53,370   Triton PCS Holdings, Inc. --
                Class A(c).................         208,143
     68,100   Turnstone Systems, Inc.(c)...         254,013
     48,150   US Unwired, Inc. -- Class
                A(c).......................         134,820
                                             --------------
                                                 23,964,310
                                             --------------
              TEXTILES -- 0.04%
     29,178   Culp, Inc.(c)................         470,058
                                             --------------
              TRANSPORTATION: FREIGHT -- 2.10%
    359,362   Airborne, Inc. ..............       6,899,750
    125,600   CNF, Inc. ...................       4,770,288
    217,000   EGL, Inc.(a)(c)..............       3,680,320
    181,400   Genesee & Wyoming, Inc. --
                Class A(c).................       4,092,384
    132,855   Heartland Express, Inc.(c)...       3,179,220
     11,100   Landstar System, Inc.(c).....       1,186,035
     87,600   Petroleum Helicopters,
                Inc.(c)....................       2,565,804
                                             --------------
                                                 26,373,801
                                             --------------
              TRANSPORTATION: SERVICES -- 0.59%
     11,043   Ryder System, Inc. ..........         299,155
    100,000   USFreightways Corp. .........       3,787,000
    155,300   Werner Enterprises, Inc. ....       3,309,443
                                             --------------
                                                  7,395,598
                                             --------------
              UTILITIES: ELECTRIC -- 0.84%
     27,841   Cleco Corp. .................         609,718
     42,900   DQE, Inc. ...................         600,600
     22,300   El Paso Electric
                Company(c).................         308,855
     63,000   MDU Resources Group, Inc. ...       1,656,270
    190,100   PNM Resources, Inc.(a).......       4,600,420
     90,033   Sierra Pacific Resources.....         702,257
    138,331   Westar Energy, Inc. .........       2,123,381
                                             --------------
                                                 10,601,501
                                             --------------
              UTILITIES: GAS -- 1.18%
     48,900   AGL Resources, Inc. .........       1,134,480
    116,658   NorthWestern Corp. ..........       1,977,353

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              UTILITIES: GAS (CONTINUED)
    152,861   Peoples Energy Corp. ........  $    5,573,312
     72,503   UGI Corp. ...................       2,315,746
    149,100   WGL Holdings, Inc.(a)........       3,861,690
                                             --------------
                                                 14,862,581
                                             --------------
              TOTAL COMMON STOCK (Cost
                $1,128,667,124)............   1,202,573,930
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.50%
  6,298,914   Merrimac Cash Fund -- Premium
                Class(b) (Cost
                $6,298,914)................       6,298,914
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.31%
$ 3,876,251   Morgan Stanley,
                2.08%, 11/08/02(b) (Cost
                $3,876,251)................       3,876,251
                                             --------------
              TIME DEPOSITS -- 6.99%
  9,818,810   American Express Centurion
                Bank,
                1.79%, 07/08/02(b).........       9,818,810
  3,927,524   American Express Centurion
                Bank,
                1.79%, 07/22/02(b).........       3,927,524
  1,963,763   Bank of Montreal,
                1.77%, 07/08/02(b).........       1,963,763
  7,855,049   Bank of Nova Scotia,
                1.80%, 07/15/02(b).........       7,855,049
    981,884   Bayerische HypoVereinsbank,
                1.93%, 07/03/02(b).........         981,884
  6,471,962   Bayerische HypoVereinsbank,
                1.80%, 08/08/02(b).........       6,471,962
  3,046,968   Bayerische HypoVereinsbank,
                1.80%, 09/19/02(b).........       3,046,968
  2,945,643   Credit Agricole,
                1.94%, 07/01/02(b).........       2,945,643
 24,547,029   Den Danske Bank,
                1.78%, 07/30/02(b).........      24,547,029

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS (CONTINUED)
$ 1,963,762   Harris Trust and Savings
                Bank,
                1.80%, 09/18/02(b).........  $    1,963,762
 12,568,077   Royal Bank of Canada,
                1.94%, 07/01/02(b).........      12,568,077
 11,782,574   Toronto Dominion,
                1.83%, 08/29/02(b).........      11,782,574
                                             --------------
              TOTAL TIME DEPOSITS (Cost
                $87,873,045)...............      87,873,045
                                             --------------
              SHORT TERM CORPORATE NOTES -- 5.90%
  2,865,371   American Honda Finance,
                Floating Rate,
                1.82%(+), 04/08/03(b)......       2,865,371
  1,938,129   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.79%(+), 11/04/02(b)......       1,938,129
  7,762,588   Fleet National Bank, Floating
                Rate,
                2.00%(+), 07/03/02(b)......       7,762,588
  8,383,823   Goldman Sachs, Floating Rate,
                1.98%(+), 07/08/02(b)......       8,383,823
  3,354,552   Goldman Sachs, Floating Rate,
                2.12%(+), 08/05/02(b)......       3,354,552
  3,876,254   Merrill Lynch & Company,
                Floating Rate,
                1.91%(+), 11/26/02(b)......       3,876,254
 12,597,828   Merrill Lynch & Company,
                Floating Rate,
                1.92%(+), 04/16/03(b)......      12,597,828
 14,535,946   Morgan Stanley, Floating
                Rate,
                2.05%(+), 07/02/02(b)......      14,535,946
 18,881,269   Morgan Stanley, Floating
                Rate,
                2.05%(+), 03/25/03(b)......      18,881,269
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $74,195,760)...      74,195,760
                                             --------------
              TOTAL SECURITIES (Cost
                $1,300,911,094)............   1,374,817,900
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 4.08%
$ 3,829,921   With Morgan Stanley, dated
                06/28/02, 1.01%, due
                07/01/02, repurchase
                proceeds at maturity
                $3,830,243 (Collateralized
                by U.S. Treasury Strip,
                zero coupon, due 05/15/08,
                with a value of
                $3,907,164)................  $    3,829,921
  6,982,856   With Morgan Stanley, dated
                06/28/02, 1.01%, due
                07/01/02, repurchase
                proceeds at maturity
                $6,983,443 (Collateralized
                by U.S. Treasury Strip,
                zero coupon, due 05/15/08,
                with a value of
                $7,123,334)................       6,982,856
  7,355,892   With Investors Bank & Trust,
                dated 06/28/02, 1.03%, due
                07/01/02, repurchase
                proceeds at maturity
                $7,356,523 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 5.695%, due
                09/01/27, with a value of
                $7,724,095)................       7,355,892
  8,539,433   With Morgan Stanley, dated
                06/28/02, 1.01%, due
                07/01/02, repurchase
                proceeds at maturity
                $8,540,152 (Collateralized
                by U.S. Treasury Strip,
                zero coupon, due 05/15/08,
                with a value of
                $8,711,005)................       8,539,433
 10,137,487   With Morgan Stanley, dated
                06/28/02, 1.01%, due
                07/01/02, repurchase
                proceeds at maturity
                $10,138,340 (Collateralized
                by U.S. Treasury Strip,
                zero coupon, due 05/15/08,
                with a value of
                $10,341,044)...............      10,137,487
 14,486,848   With Morgan Stanley, dated
                06/28/02, 1.01%, due
                07/01/02, repurchase
                proceeds at maturity
                $14,488,067 (Collateralized
                by U.S. Treasury Strip,
                zero coupon, due 05/15/08,
                with a value of
                $14,778,203)...............      14,486,848
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $51,332,437).........      51,332,437
                                             --------------
              Total Investments -- 113.40%
                (Cost $1,352,243,531)......   1,426,150,337
              Liabilities less other
                assets -- (13.40)%.........    (168,529,654)
                                             --------------
              NET ASSETS -- 100.00%........  $1,257,620,683
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $1,352,243,531.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $ 188,236,905
    Gross unrealized depreciation.........   (114,330,099)
                                            -------------
    Net unrealized appreciation...........  $  73,906,806
                                            =============

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at June 30, 2002.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

 SHARES                                            VALUE
 ------                                          ----------
            COMMON STOCK -- 98.74%
            ADVERTISING -- 1.51%
   3,100    Getty Images, Inc.(a)..............  $   67,487
                                                 ----------
            AEROSPACE -- 2.13%
   4,200    Veridian Corp.(a)..................      95,340
                                                 ----------
            BANKS -- 4.58%
   1,100    Independence Community Bank
              Corp. ...........................      31,603
   2,500    R&G Financial Corp. -- Class B.....      59,275
   3,300    Wintrust Financial Corp. ..........     114,081
                                                 ----------
                                                    204,959
                                                 ----------
            BROADCAST SERVICES/MEDIA -- 4.42%
   6,700    Cumulus Media, Inc. -- Class
              A(a).............................      92,326
   3,900    Lin TV Corp. -- Class A(a).........     105,456
                                                 ----------
                                                    197,782
                                                 ----------
            BUSINESS SERVICES -- 4.55%
   2,400    Corporate Executive Board
              Company(a).......................      82,200
   1,500    Cross Country, Inc.(a).............      56,700
   3,500    Exult, Inc.(a).....................      22,750
   1,700    Medical Staffing Network Holdings,
              Inc.(a)..........................      41,650
                                                 ----------
                                                    203,300
                                                 ----------
            COMPUTER SOFTWARE AND SERVICES -- 4.98%
  11,900    Agile Software Corp.(a)............      86,513
   3,600    Jack Henry & Associates, Inc. .....      60,084
   3,500    Integral Systems, Inc.(a)..........      76,370
                                                 ----------
                                                    222,967
                                                 ----------
            ELECTRONICS -- 1.66%
   2,700    Gentex Corp.(a)....................      74,169
                                                 ----------
            FINANCIAL SERVICES -- 4.54%
   4,500    American Home Mortgage Holdings,
              Inc. ............................      56,205
   4,400    Doral Financial Corp. .............     146,916
                                                 ----------
                                                    203,121
                                                 ----------
            FOOD AND BEVERAGE -- 4.75%
   1,600    American Italian Pasta Company --
              Class A(a).......................      81,584
   2,700    Constellation Brands, Inc. -- Class
              A(a).............................      86,400
   2,100    Green Mountain Coffee, Inc.(a).....      44,541
                                                 ----------
                                                    212,525
                                                 ----------
            INTERNET SERVICES -- 0.82%
   2,300    WebEx Communications, Inc.(a)......      36,570
                                                 ----------

 SHARES                                            VALUE
 ------                                          ----------
            COMMON STOCK (CONTINUED)
            LEISURE AND RECREATION -- 1.31%
   3,600    Extended Stay America, Inc.(a).....  $   58,392
                                                 ----------
            MEDICAL AND OTHER HEALTH SERVICES -- 1.72%
   3,450    Province Healthcare Company(a).....      77,142
                                                 ----------
            MEDICAL EQUIPMENT AND SUPPLIES -- 2.82%
   4,100    Conceptus, Inc.(a).................      67,609
   6,900    Fischer Imaging Corp.(a)...........      58,686
                                                 ----------
                                                    126,295
                                                 ----------
            OIL, COAL AND GAS -- 3.15%
   9,000    Pride International, Inc.(a).......     140,940
                                                 ----------
            PHARMACEUTICALS -- 4.15%
   2,100    CIMA Labs, Inc.(a).................      50,652
   2,800    First Horizon Pharmaceutical
              Corp.(a).........................      57,932
   1,800    Medicis Pharmaceutical Corp. --
              Class A(a).......................      76,968
                                                 ----------
                                                    185,552
                                                 ----------
            RESEARCH AND DEVELOPMENT -- 12.48%
   1,400    CV Therapeutics, Inc.(a)...........      26,068
  29,900    Inspire Pharmaceuticals, Inc.(a)...     115,115
  34,900    IntraBiotics Pharmaceuticals,
              Inc.(a)..........................      45,370
   2,700    Neurocrine Biosciences, Inc.(a)....      77,355
  10,100    Pain Therapeutics, Inc.(a).........      84,436
   6,100    Tanox, Inc.(a).....................      66,063
   1,900    Trimeris, Inc.(a)..................      84,341
  14,900    XOMA, Ltd.(a)......................      59,451
                                                 ----------
                                                    558,199
                                                 ----------
            RETAIL -- 11.37%
   1,600    Coach, Inc.(a).....................      87,840
   3,100    Cost Plus, Inc.(a).................      94,423
   2,700    Hibbett Sporting Goods, Inc.(a)....      68,580
   2,300    School Specialty, Inc.(a)..........      61,088
   3,500    Urban Outfitters, Inc.(a)..........     121,520
   3,100    Wet Seal, Inc. -- Class A(a).......      75,330
                                                 ----------
                                                    508,781
                                                 ----------
            RETAIL: RESTAURANTS -- 9.79%
   2,400    California Pizza Kitchen,
              Inc.(a)..........................      59,520
   1,600    CEC Entertainment, Inc.(a).........      66,080
   1,500    Krispy Kreme Doughnuts, Inc.(a)....      48,285
   2,900    Landry's Restaurants, Inc. ........      73,979
   3,000    Sonic Corp.(a).....................      94,230

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 SHARES                                            VALUE
 ------                                          ----------
            COMMON STOCK (CONTINUED)
            RETAIL: RESTAURANTS (CONTINUED)
   2,700    The Cheesecake Factory, Inc.(a)....  $   95,796
                                                 ----------
                                                    437,890
                                                 ----------
            SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 4.42%
   2,100    CoorsTek, Inc.(a)..................      64,911
     500    Cymer, Inc.(a).....................      17,520
   3,500    Varian, Inc.(a)....................     115,325
                                                 ----------
                                                    197,756
                                                 ----------
            SEMICONDUCTORS -- 4.16%
   2,700    Brooks-PRI Automation, Inc.(a).....      69,012
  13,100    GlobespanVirata, Inc.(a)...........      50,697
   6,400    02Micro International, Ltd.(a).....      66,240
                                                 ----------
                                                    185,949
                                                 ----------
            TELECOMMUNICATIONS EQUIPMENT AND
              SERVICES -- 5.22%
   5,600    Advanced Fibre Communications,
              Inc.(a)..........................      92,624
   1,847    CIENA Corp.(a).....................       7,739
  20,600    Sonus Networks, Inc.(a)............      41,612
   5,900    Tekelec(a).........................      47,377
   2,000    West Corp.(a)......................      44,120
                                                 ----------
                                                    233,472
                                                 ----------
            TRANSPORTATION -- 4.21%
   3,900    Heartland Express, Inc.(a).........      93,327
   4,100    Knight Transportation, Inc.(a).....      95,079
                                                 ----------
                                                    188,406
                                                 ----------
            TOTAL COMMON STOCK (Cost
              $4,857,362)......................   4,416,994
                                                 ==========
PRINCIPAL                                          VALUE
---------                                        ----------
            REPURCHASE AGREEMENT -- 1.51%
 $67,637    With Investors Bank & Trust, dated
              06/28/02, 1.03%, due 07/01/02,
              repurchase proceeds at maturity
              $67,643 (Collateralized by
              Government National Mortgage
              Association Adjustable Rate
              Mortgage, 6.75%, due 08/20/23,
              with a value of $71,019) (Cost
              $67,637).........................  $   67,637
                                                 ----------
            Total Investments -- 100.25% (Cost
              $4,924,999)......................   4,484,631
            Liabilities less other
              assets -- (0.25)%................     (11,166)
                                                 ----------
            NET ASSETS -- 100.00%..............  $4,473,465
                                                 ==========

The aggregate cost of securities for federal income tax purposes at June 30, 2002, is $4,924,999.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $ 220,530
    Gross unrealized depreciation............   (660,898)
                                               ---------
    Net unrealized depreciation..............  $(440,368)
                                               =========

---------------

(a) Non-income producing security.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

       SHARES                                                VALUE
       ------                                             ------------
                        COMMON STOCK -- 99.04%
                        AGRICULTURAL EQUIPMENT -- 2.05%
        360,000         AGCO Corp.(c)...................  $  7,020,000
                                                          ------------
                        BANKS -- 6.29%
         50,000         Bank of America Corp............     3,518,000
        170,000         City National Corp..............     9,137,500
        325,000         KeyCorp.........................     8,872,500
                                                          ------------
                                                            21,528,000
                                                          ------------
                        COMPUTERS AND OFFICE EQUIPMENT -- 2.09%
         70,000         Lexmark International,
                          Inc.(c).......................     3,808,000
        200,000         Office Depot, Inc.(c)...........     3,360,000
                                                          ------------
                                                             7,168,000
                                                          ------------
                        COMPUTER SOFTWARE AND
                          SERVICES -- 7.90%
        190,000         Activision, Inc.(a)(c)..........     5,521,400
        180,000         Affiliated Computer Services,
                          Inc. -- Class A(c)............     8,546,400
        347,550         ATI Technologies, Inc.(c).......     2,401,571
        370,000         Cadence Design Systems,
                          Inc.(c).......................     5,964,400
        140,000         Symantec Corp.(c)...............     4,599,000
                                                          ------------
                                                            27,032,771
                                                          ------------
                        CONSUMER GOODS AND SERVICES -- 7.16%
        180,000         Mohawk Industries, Inc.(c)......    11,075,400
        302,000         Pactiv Corp.(c).................     7,187,600
        410,000         RPM, Inc........................     6,252,500
                                                          ------------
                                                            24,515,500
                                                          ------------
                        ELECTRONICS -- 7.75%
        245,000         FLIR Systems, Inc.(a)(c)........    10,282,650
        170,000         L-3 Communications Holdings,
                          Inc.(a)(c)....................     9,180,000
        320,400         Vishay Intertechnology,
                          Inc.(c).......................     7,048,800
                                                          ------------
                                                            26,511,450
                                                          ------------
                        ENVIRONMENTAL MANAGEMENT SERVICES -- 2.69%
        260,000         Stericycle, Inc.(c).............     9,206,600
                                                          ------------
                        FINANCIAL SERVICES -- 3.13%
        145,000         Citigroup, Inc..................     5,618,750
         90,000         MBIA, Inc.......................     5,087,700
                                                          ------------
                                                            10,706,450
                                                          ------------
                        FOOD AND BEVERAGE -- 9.74%
        400,000         Constellation Brands, Inc.(c)...    12,800,000
        149,000         Coca-Cola Enterprises, Inc. ....     3,289,920
        345,000         Pepsi Bottling Group, Inc. .....    10,626,000

       SHARES                                                VALUE
       ------                                             ------------
                        COMMON STOCK (CONTINUED)
                        FOOD AND BEVERAGE (CONTINUED)
        426,700         Tyson Foods, Inc. -- Class A....  $  6,618,117
                                                          ------------
                                                            33,334,037
                                                          ------------
                        INSURANCE -- 2.99%
        105,000         CIGNA Corp.(a)..................    10,229,100
                                                          ------------
                        INTERNET SERVICES -- 4.73%
        125,000         eBay, Inc.(a)(c)................     7,702,500
        440,000         Network Associates,
                          Inc.(a)(c)....................     8,478,800
                                                          ------------
                                                            16,181,300
                                                          ------------
                        LEISURE AND RECREATION -- 1.99%
        120,000         International Game
                          Technology(c).................     6,804,000
                                                          ------------
                        MANUFACTURING -- 1.96%
         57,000         SPX Corp.(c)....................     6,697,500
                                                          ------------
                        MEDICAL AND OTHER HEALTH SERVICES -- 3.38%
        115,000         Trigon Healthcare, Inc.(c)......    11,566,700
                                                          ------------
                        MEDICAL EQUIPMENT AND SUPPLIES -- 7.10%
        225,000         Henry Schein, Inc.(c)...........    10,012,500
        125,000         Johnson & Johnson...............     6,532,500
        105,000         St. Jude Medical, Inc.(c).......     7,754,250
                                                          ------------
                                                            24,299,250
                                                          ------------
                        OIL, COAL AND GAS -- 4.28%
        276,000         Oceaneering International,
                          Inc.(c).......................     7,452,000
        350,000         XTO Energy, Inc. ...............     7,210,000
                                                          ------------
                                                            14,662,000
                                                          ------------
                        PHARMACEUTICALS -- 6.81%
        110,000         Accredo Health, Inc.(a)(c)......     5,075,400
        300,000         AdvancePCS(c)...................     7,182,000
        155,000         Priority Healthcare
                          Corp. -- Class B(c)...........     3,642,500
        400,000         SICOR, Inc.(c)..................     7,416,000
                                                          ------------
                                                            23,315,900
                                                          ------------
                        RETAIL -- 8.19%
         90,000         AutoZone, Inc.(c)...............     6,957,000
         75,000         Best Buy Company, Inc.(c).......     2,722,500
        380,000         Circuit City Stores, Inc.-CarMax
                          Group(a)(c)...................     8,227,000
        260,000         Michaels Stores, Inc.(c)........    10,140,000
                                                          ------------
                                                            28,046,500
                                                          ------------
                        RETAIL: RESTAURANT -- 2.09%
        225,000         Brinker International,
                          Inc.(c).......................     7,143,750
                                                          ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

       SHARES                                                VALUE
       ------                                             ------------
                        COMMON STOCK (CONTINUED)
                        SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.83%
        190,000         Varian, Inc.(c).................  $  6,260,500
                                                          ------------
                        SEMICONDUCTORS -- 4.89%
        294,000         Fairchild Semiconductor
                          Corp. -- Class A(c)...........     7,144,200
        215,000         Intel Corp. ....................     3,928,050
        280,000         Intermagnetics General
                          Corp.(c)......................     5,656,000
                                                          ------------
                                                            16,728,250
                                                          ------------
                        TOTAL COMMON STOCK (Cost
                          $328,703,509).................   338,957,558
                                                          ------------
                        REGULATED INVESTMENT COMPANY -- 0.50%
      1,714,664         Merrimac Cash Fund -- Premium
                          Class(b) (Cost $1,714,664)....     1,714,664
                                                          ------------
   PRINCIPAL
   ---------
                        COMMERCIAL PAPER -- 0.31%
     $1,055,178         Morgan Stanley, 2.08%,
                          11/08/02(b) (Cost
                          $1,055,178)...................     1,055,178
                                                          ------------
                        TIME DEPOSITS -- 6.48%
      2,471,076         American Express Centurion Bank,
                          1.79%, 07/08/02(b)............     2,471,076
        988,431         American Express Centurion Bank,
                          1.79%, 07/22/02(b)............       988,431
        494,215         Bank of Montreal,
                          1.77%, 07/08/02(b)............       494,215
      1,976,862         Bank of Nova Scotia,
                          1.80%, 07/15/02(b)............     1,976,862
        247,107         Bayerische HypoVereinsbank,
                          1.93%, 07/03/02(b)............       247,107
      1,729,753         Bayerische HypoVereinsbank,
                          1.80%, 08/08/02(b)............     1,729,753
        741,323         Bayerische HypoVereinsbank,
                          1.80%, 09/19/02(b)............       741,323
        741,323         Credit Agricole Indosuez,
                          1.94%, 07/01/02(b)............       741,323
      6,177,691         Den Danske Bank,
                          1.78%, 07/30/02(b)............     6,177,691
        494,215         Harris Trust and Savings Bank,
                          1.80%, 09/18/02(b)............       494,215
      3,162,978         Royal Bank Of Canada,
                          1.94%, 07/01/02(b)............     3,162,978
      2,965,292         Toronto Dominion,
                          1.83%, 08/29/02(b)............     2,965,292
                                                          ------------
                        TOTAL TIME DEPOSITS (Cost
                          $22,190,266)..................    22,190,266
                                                          ------------

      PRINCIPAL                                              VALUE
      ---------                                           ------------
                        SHORT TERM CORPORATE NOTES -- 5.88%
     $  791,383         American Honda Finance, Floating
                          Rate,
                          1.82%(+), 04/08/03(b).........  $    791,383
        527,589         Canadian Imperial Bank of
                          Commerce, Floating Rate,
                          1.79%(+), 11/04/02(b).........       527,589
      1,212,669         Fleet National Bank, Floating
                          Rate,
                          2.00%(+), 07/03/02(b).........     1,212,669
      1,146,561         Goldman Sachs Group, Inc.,
                          Floating Rate,
                          1.98%(+), 07/08/02(b).........     1,146,561
        721,184         Goldman Sachs Group, Inc.,
                          Floating Rate,
                          2.12%(+), 08/05/02(b).........       721,184
      1,055,178         Merrill Lynch & Company,
                          Floating Rate,
                          1.91%(+), 11/26/02(b).........     1,055,178
      3,429,328         Merrill Lynch & Company,
                          Floating Rate,
                          1.92%(+), 04/16/03(b).........     3,429,328
      3,956,917         Morgan Stanley, Floating Rate,
                          2.05%(+), 07/02/02(b).........     3,956,917
      7,275,889         Morgan Stanley, Floating Rate,
                          2.05%(+), 03/25/03(b).........     7,275,889
                                                          ------------
                        Total Short Term Corporate Notes
                          (Cost $20,116,698)............    20,116,698
                                                          ------------
                        TOTAL SECURITIES (Cost
                          $373,780,315).................   384,034,364
                                                          ------------
                        REPURCHASE AGREEMENT -- 2.02%
      6,912,404         With Investors Bank & Trust,
                          dated 06/28/02, 1.03%, due
                          07/01/02, repurchase proceeds
                          at maturity $6,912,997 (Fannie
                          Mae Adjustable Rate Mortgage,
                          6.462%, due 01/01/18, with a
                          value of $7,258,222) (Cost
                          $6,912,404)...................     6,912,404
                                                          ------------
                        Total Investments -- 114.23%
                          (Cost $380,692,719)...........   390,946,768
                        Liabilities less other
                          assets -- (14.23)%............   (48,706,575)
                                                          ------------
                        NET ASSETS -- 100.00%...........  $342,240,193
                                                          ============

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $380,692,719.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 32,922,128
    Gross unrealized depreciation..........   (22,668,079)
                                             ------------
    Net unrealized appreciation............  $ 10,254,049
                                             ============

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing security.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2002.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 90.93%
              ADVERTISING -- 0.04%
$    86,000   MDC Corp., Inc., 10.50%,
                12/01/06.....................  $     74,820
                                               ------------
              AIRLINES -- 2.61%
  1,080,000   American Airlines -- 144A,
                7.80%, 10/01/06..............     1,100,358
    460,000   Continental Airlines, Inc.,
                Series 99-2,
                7.434%, 09/15/04.............       425,017
    121,705   Continental Airlines, Inc.,
                Series 98-3,
                7.08%, 11/01/04..............       117,309
    881,439   Continental Airlines, Inc.,
                Series 01-1,
                7.033%, 06/15/11.............       843,202
  1,340,000   Dunlop Stand Aero Holdings,
                11.875%, 05/15/09............     1,413,700
    685,000   Northwest Airlines, Inc.,
                8.875%, 06/01/06(a)..........       616,500
    700,000   Northwest Airlines, Inc.,
                9.875%, 03/15/07.............       630,000
                                               ------------
                                                  5,146,086
                                               ------------
              APPAREL: MANUFACTURING -- 2.30%
  1,345,000   William Carter -- 144A,
                10.875%, 08/15/11............     1,472,775
    950,000   GFSI, Inc., Series B,
                9.625%, 03/01/07.............       836,000
  1,950,000   Russell Corp. -- 144A,
                9.25%, 05/01/10..............     2,008,500
    210,000   Tropical Sportswear
                International Corp., Series
                A,
                11.00%, 06/15/08.............       221,550
                                               ------------
                                                  4,538,825
                                               ------------
              AUTOMOTIVE PARTS AND EQUIPMENT -- 0.88%
    420,000   Collins & Aikman Corp. -- 144A,
                9.75%, 02/15/10..............       428,400
    980,000   CSK Auto, Inc. -- 144A,
                12.00%, 06/15/06.............     1,047,375
    275,000   Universal Compression, Inc.,
                zero coupon, 02/15/08(1).....       261,250
                                               ------------
                                                  1,737,025
                                               ------------
              BROADCAST SERVICES/MEDIA -- 6.83%
  1,550,000   Acme Television, Series B,
                10.875%, 09/30/04............     1,557,750
    985,000   Adelphia Communications, Series
                B,
                9.25%, 10/01/02*.............       384,150

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$    65,000   Charter Communication Holdings,
                10.75%, 10/01/09.............  $     45,662
  1,650,000   Charter Communication Holdings,
                10.25%, 01/15/10.............     1,122,000
  1,320,000   Charter Communication Holdings,
                13.50%, 01/15/11.............       495,000
    800,000   Charter Communication Holdings,
                10.00%, 05/15/11.............       540,000
  1,750,000   Corus Entertainment,
                Inc. -- 144A,
                8.75%, 03/01/12..............     1,750,000
  1,160,000   CSC Holdings, Inc.,
                9.875%, 02/15/13.............       858,400
    535,000   CSC Holdings, Inc.,
                10.50%, 05/15/16.............       401,250
  2,375,000   Emmis Communications,
                zero coupon, 03/15/11(1).....     1,710,000
  1,045,000   Granite Broadcasting Corp.,
                10.375%, 05/15/05............       961,400
     70,000   Granite Broadcasting Corp.,
                9.375%, 12/01/05.............        62,825
  1,500,000   Granite Broadcasting Corp.,
                8.875%, 05/15/08.............     1,312,500
  1,970,000   Insight Communications,
                12.25%, 02/15/11(1)..........       847,100
    670,000   Mediacom LLC,
                9.50%, 01/15/13..............       579,550
    120,000   Mediacom Broadband LLC -- 144A,
                11.00%, 07/15/13.............       112,200
  1,000,000   Pegasus Communications Corp.,
                Series B,
                9.625%, 10/15/05.............       450,000
    250,000   Pegasus Communications Corp.,
                Series B,
                9.75%, 12/01/06..............       112,500
    160,000   Pegasus Satellite,
                12.375%, 08/01/06............        80,000
    250,000   Spectrasite Holdings, Inc.,
                6.75%, 11/15/10..............        88,750
                                               ------------
                                                 13,471,037
                                               ------------
              CHEMICALS -- 4.94%
    645,000   Airgas, Inc.,
                9.125%, 10/01/11.............       680,475
  2,885,000   Avecia Group PLC,
                11.00%, 07/01/09.............     2,870,575
    350,000   Ferro Corp.,
                9.125%, 01/01/09.............       376,083

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS (CONTINUED)
$   720,000   Hercules, Inc.,
                11.125%, 11/15/07............  $    806,400
    550,000   Lyondell Chemical Company,
                Series A,
                9.625%, 05/01/07.............       525,250
  1,000,000   Lyondell Chemical Company,
                Series B,
                9.875%, 05/01/07.............       957,500
    940,000   Lyondell Chemical
                Company -- 144A,
                9.50%, 12/15/08..............       874,200
     90,000   Lyondell Chemical Company,
                10.875%, 05/01/09............        79,875
    360,000   Macdermid, Inc. -- 144A,
                9.125%, 07/15/11.............       378,000
    530,000   Methanex Corp.,
                8.75%, 08/15/12..............       540,600
    410,000   Millennium America,
                Inc. -- 144A,
                9.25%, 06/15/08..............       418,200
    225,000   Noveon, Inc., Series B,
                11.00%, 02/28/11.............       238,500
    760,000   Olin Corp.,
                9.125%, 12/15/11.............       823,300
    210,000   Texas Petrochemical Corp.,
                11.125%, 07/01/06............       170,100
                                               ------------
                                                  9,739,058
                                               ------------
              COMMERCIAL SERVICES -- 1.18%
    840,000   Coinmach Corp. -- 144A,
                9.00%, 02/01/10..............       852,600
    600,000   Flag, Ltd.,
                8.25%, 01/30/08*.............        54,000
  1,425,000   Pierce Leahy Command Company,
                8.125%, 05/15/08.............     1,417,875
                                               ------------
                                                  2,324,475
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.52%
  1,405,000   Associated Materials,
                Inc. -- 144A,
                9.75%, 04/15/12..............     1,440,125
    860,000   Ryland Group Inc.,
                9.125%, 06/15/11.............       911,600
    650,000   WCI Communities, Inc.,
                9.125%, 05/01/12.............       645,125
                                               ------------
                                                  2,996,850
                                               ------------
              CONSUMER GOODS AND SERVICES -- 3.25%
    125,000   Amscan Holdings, Inc.,
                9.875%, 12/15/07.............       112,656
    910,000   Fedders North America,
                9.375%, 08/15/07.............       655,200

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
$    70,000   Fedders North America, Series
                B,
                9.375%, 08/15/07.............  $     50,400
    125,000   Graphic Packaging
                Corp. -- 144A,
                8.625%, 02/15/12.............       129,062
    280,000   Interface, Inc.,
                10.375%, 02/01/10............       298,200
    200,000   Kappa Beheer BV,
                10.625%, 07/15/09............       218,000
    495,000   Resolution Performance -- 144A,
                13.50%, 11/15/10.............       554,400
  1,500,000   Riverwood International,
                10.875%, 04/01/08............     1,560,000
  1,320,000   Salton, Inc.,
                12.25%, 04/15/08.............     1,353,000
  1,150,000   Stone Container Corp. -- 144A,
                8.375%, 07/01/12.............     1,158,625
    285,000   Weight Watchers International,
                Inc.,
                13.00%, 10/01/09.............       326,325
                                               ------------
                                                  6,415,868
                                               ------------
              DIVERSIFIED SERVICES -- 0.28%
    500,000   Yell Finance BV,
                10.75%, 08/01/11.............       545,000
                                               ------------
              EDUCATION -- 0.63%
  1,250,000   Kindercare Learning Centers,
                Series B,
                9.50%, 02/15/09..............     1,237,500
                                               ------------
              ELECTRONICS -- 1.23%
    490,000   Flextronics International,
                Ltd.,
                9.875%, 07/01/10.............       512,050
    350,000   Solectron Corp.,
                zero coupon, 05/08/20(1).....       203,875
    525,000   Solectron Corp.,
                zero coupon, 11/20/20(1).....       240,187
    350,000   Stoneridge, Inc. -- 144A,
                11.50%, 05/01/12.............       353,500
  1,095,000   Ucar Finance, Inc. -- 144A,
                10.25%, 02/15/12.............     1,116,900
                                               ------------
                                                  2,426,512
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 2.61%
    220,000   Allied Waste North America
                Industries, Inc., Series B,
                8.875%, 04/01/08.............       215,600
  1,250,000   Allied Waste North America
                Industries, Inc., Series B,
                7.875%, 01/01/09.............     1,200,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              ENVIRONMENTAL MANAGEMENT SERVICES (CONTINUED)
$ 2,050,000   Allied Waste North America
                Industries, Inc., Series B,
                10.00%, 08/01/09.............  $  2,014,289
    650,000   Stericycle, Inc., Series B,
                12.375%, 11/15/09............       747,500
    950,000   Synagro Technologies,
                Inc. -- 144A,
                9.50%, 04/01/09..............       973,750
                                               ------------
                                                  5,151,139
                                               ------------
              FINANCIAL SERVICES -- 0.37%
    700,000   Intertek Finance PLC, Series B,
                10.25%, 11/01/06.............       735,700
                                               ------------
              FOOD AND BEVERAGE -- 5.23%
  1,275,000   American Seafood Group
                LLC -- 144A,
                10.125%, 04/15/10............     1,287,750
    175,000   B&G Foods, Inc. -- 144A,
                9.625%, 08/01/07.............       179,375
  1,220,000   Burns, Philp and Company,
                Ltd. -- 144A,
                9.75%, 07/15/12..............     1,207,800
  1,157,600   Chiquita Brands International,
                Inc.,
                10.56%, 03/15/09.............     1,215,480
    360,000   Dean Foods Company,
                8.15%, 08/01/07..............       372,695
  1,230,000   Fleming Companies, Inc.,
                9.25%, 06/15/10..............     1,211,550
    110,000   Luigino's, Inc.,
                10.00%, 02/01/06.............       111,100
  1,700,000   Michael Foods, Series B,
                11.75%, 04/01/11.............     1,853,000
  1,157,000   New World Pasta Company,
                9.25%, 02/15/09..............     1,122,290
  1,000,000   Premier International Foods
                PLC,
                12.00%, 09/01/09.............     1,085,000
    680,000   Roundy's, Inc. -- 144A,
                8.875%, 06/15/12.............       678,300
                                               ------------
                                                 10,324,340
                                               ------------
              FUNERAL SERVICES -- 1.29%
    575,000   Alderwoods Group, Inc.,
                11.00%, 01/02/07.............       577,875
    600,000   Service Corp. International,
                7.375%, 04/15/04.............       589,500
    600,000   Service Corp. International,
                6.00%, 12/15/05..............       549,000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FUNERAL SERVICES (CONTINUED)
$   750,000   Stewart Enterprises,
                10.75%, 07/01/08.............  $    828,750
                                               ------------
                                                  2,545,125
                                               ------------
              INDUSTRIAL -- 0.57%
  1,380,000   Muzak LLC,
                9.875%, 03/15/09.............     1,131,600
                                               ------------
              INSURANCE -- 0.27%
    525,000   Willis Coroon Corp.,
                9.00%, 02/01/09..............       540,750
                                               ------------
              LEISURE AND RECREATION -- 14.43%
    700,000   AMC Entertainment, Inc.,
                9.875%, 02/01/12.............       700,875
    350,000   Ameristar Casinos, Inc.,
                10.75%, 02/15/09.............       375,375
    420,000   AMF Bowling Worldwide,
                13.00%, 02/28/08.............       449,925
  1,750,000   Anchor Gaming Company,
                9.875%, 10/15/08.............     2,051,875
    415,000   Argosy Gaming Company,
                10.75%, 06/01/09.............       446,125
    160,000   Boyd Gaming Corp.,
                9.25%, 10/01/03..............       163,600
  1,500,000   Boyd Gaming Corp.,
                9.50%, 07/15/07..............     1,515,000
    420,000   Boyd Gaming Corp. -- 144A,
                8.75%, 04/15/12..............       422,100
  1,250,000   Carmike Cinemas,
                10.375%, 02/01/09............     1,200,000
    770,000   Hockey Company -- 144A,
                11.25%, 04/15/09.............       770,000
    100,000   Hollywood Casino Corp.,
                8.378%, 05/01/06.............       101,000
     20,000   Hollywood Casino Corp.,
                11.25%, 05/01/07.............        21,600
  1,500,000   Hollywood Casino Shreveport,
                13.00%, 08/01/06.............     1,642,500
    515,000   John Q. Hamons Hotels -- 144A,
                8.875%, 05/15/12.............       504,700
    695,000   Majestic Star LLC, Series B,
                10.875%, 07/01/06............       722,800
    150,000   Mandalay Resort Group, Series
                B,
                10.25%, 08/01/07.............       157,312
    300,000   Mandalay Resort Group,
                9.50%, 08/01/08..............       318,000
    605,000   MGM Mirage, Inc.,
                9.75%, 06/01/07..............       638,275

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 1,380,000   MGM Mirage, Inc.,
                8.50%, 09/15/10..............  $  1,439,143
    700,000   Mohegan Tribal Gaming -- 144A,
                8.00%, 04/01/12..............       702,625
  1,800,000   Park Place Entertainment Corp.,
                7.875%, 12/15/05.............     1,804,500
    125,000   Park Place Entertainment Corp.,
                8.875%, 09/15/08.............       128,906
  1,665,000   Penn National Gaming, Inc.,
                Series B,
                11.125%, 03/01/08............     1,796,119
  2,450,000   Six Flags, Inc.,
                9.75%, 06/15/07..............     2,511,250
    470,000   Six Flags, Inc.,
                9.50%, 02/01/09..............       479,400
    770,000   Six Flags, Inc.,
                8.875%, 02/01/10.............       766,150
    580,000   Sun International Hotels,
                8.875%, 08/15/11.............       592,325
    870,000   Sun International
                Hotels -- 144A,
                8.875%, 08/15/11.............       888,488
  2,100,000   Venetian Casino Resort/Las
                Vegas Sands -- 144A,
                11.00%, 06/15/10.............     2,113,125
  1,954,000   Waterford Gaming LLC -- 144A,
                9.50%, 03/15/10..............     2,022,390
  1,000,000   Wheeling Island Gaming -- 144A,
                10.125%, 12/15/09............     1,030,000
                                               ------------
                                                 28,475,483
                                               ------------
              MACHINERY -- 3.55%
    900,000   AGCO Corp.,
                8.50%, 03/15/06..............       906,750
  1,180,000   Dresser, Inc.,
                9.375%, 04/15/11.............     1,194,750
  1,200,000   Dresser, Inc. -- 144A,
                9.375%, 04/15/11.............     1,215,000
    695,000   Flowserve Corp.,
                12.25%, 08/15/10.............       785,350
    280,000   Joy Global, Inc. -- 144A,
                8.75%, 03/15/12..............       286,300
  1,140,000   Terex Corp.,
                10.375%, 04/01/01(a).........     1,225,500
  1,350,000   Terex Corp. -- 144A,
                9.25%, 07/15/11(a)...........     1,397,250
                                               ------------
                                                  7,010,900
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MANUFACTURING -- 2.82%
$   845,000   Briggs & Stratton,
                8.875%, 03/15/11.............  $    887,250
    280,000   Foamex LP,
                9.875%, 06/15/07.............       249,200
    490,000   Foamex LP Capital
                Corp. -- 144A,
                10.75%, 04/01/09.............       499,800
    140,000   Louisiana Pacific Corp.,
                8.50%, 08/15/05..............       147,664
    445,000   Louisiana Pacific Corp.,
                10.875%, 11/15/08............       489,500
    995,000   Tekni-Plex, Inc, Series B,
                12.75%, 06/15/10.............     1,029,825
    395,000   Tekni-Plex, Inc. -- 144A,
                12.75%, 06/15/10.............       408,825
  1,375,000   Transdigm, Inc.,
                10.375%, 12/01/08............     1,409,375
    720,000   Venture Holdings Trust, Series
                B,
                9.50%, 07/01/05*.............       432,000
                                               ------------
                                                  5,553,439
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.29%
    750,000   HCA-Healthcare Company,
                8.75%, 09/01/10..............       846,347
    935,000   Insight Health Services, Series
                B,
                9.875%, 11/01/11.............       939,675
    775,000   Magellan Health
                Services -- 144A,
                9.375%, 11/15/07.............       581,250
     65,000   Magellan Health Services,
                9.00%, 02/15/08..............        23,400
    800,000   Pacificare Health
                System -- 144A,
                10.75%, 06/01/09.............       819,000
    350,000   Rotech Healthcare,
                Inc. -- 144A,
                9.50%, 04/01/12..............       357,000
    570,000   Select Medical Corp.,
                9.50%, 06/15/09..............       581,400
  2,250,000   Vanguard Health
                Systems -- 144A,
                9.75%, 08/01/11..............     2,345,625
                                               ------------
                                                  6,493,697
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.09%
    480,000   Advanced Medical
                Optics -- 144A,
                9.25%, 07/15/10..............       474,000
    560,000   Alaris Medical Systems -- 144A,
                11.625%, 12/01/06............       630,000
    750,000   Alliance Imaging,
                10.375%, 04/15/11............       795,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
$   245,000   Hanger Orthopedic Group, Inc.,
                10.375%, 02/15/09............  $    254,800
                                               ------------
                                                  2,153,800
                                               ------------
              METALS AND MINING -- 1.26%
    405,000   AK Steel Corp. -- 144A,
                7.75%, 06/15/12..............       400,950
    595,000   Intermet Corp. -- 144A,
                9.75%, 06/15/09..............       596,488
    630,000   Steel Dynamics, Inc. -- 144A,
                9.50%, 03/15/09..............       664,650
    815,000   Trimas Corp. -- 144A,
                9.875%, 06/15/12.............       812,963
                                               ------------
                                                  2,475,051
                                               ------------
              MOTOR VEHICLE RENTAL -- 0.63%
  1,250,000   United Rentals, Inc., Series B,
                9.00%, 04/01/09..............     1,243,750
                                               ------------
              OIL, COAL AND GAS -- 7.58%
    630,000   AmeriGas Partners LP,
                8.875%, 05/20/11.............       655,200
  1,600,000   Chesapeake Energy Corp., Series
                B,
                8.50%, 03/15/12..............     1,592,000
    490,000   Clark R&M, Inc.,
                8.875%, 11/15/07.............       470,400
  1,340,000   Comstock Resources, Inc.,
                11.25%, 05/01/07.............     1,383,550
    500,000   Comstock Resources,
                Inc. -- 144A,
                11.25%, 05/01/07.............       516,250
    600,000   Continental Resources,
                10.25%, 08/01/08.............       537,000
    835,000   Encore Acquisition Co. -- 144A,
                8.375%, 06/15/12.............       837,088
    100,000   Grey Wolf, Inc., Series C,
                8.875%, 07/01/07.............       101,000
    280,000   Grey Wolf, Inc.,
                8.875%, 07/01/07.............       287,000
    935,000   Horizon Financial Corp.,
                11.75%, 05/08/09.............       876,562
    700,000   Luscar Coal, Ltd. -- 144A,
                9.75%, 10/15/11..............       752,500
    600,000   Parker Drilling Corp., Series
                D,
                10.125%, 11/15/06............       627,000
    140,000   Pennzoil-Quaker State -- 144A,
                10.00%, 11/01/08.............       163,975
  2,375,000   Plains Resources, Inc., Series
                F,
                10.255%, 03/15/06............     2,452,188

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   175,000   Premcor USA, Inc.,
                11.50%, 10/01/09.............  $    183,750
  1,325,000   Pride International, Inc.,
                10.00%, 06/01/09.............     1,417,750
    440,000   Ram Energy, Inc.,
                11.50%, 02/15/08.............       222,200
  1,295,000   Sesi LLC,
                8.875%, 05/15/11.............     1,307,950
    570,000   Trico Marine Services,
                Inc. -- 144A,
                8.875%, 05/15/12.............       564,300
                                               ------------
                                                 14,947,663
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.60%
    405,000   Caraustar Industries, Inc.,
                9.875%, 04/01/11.............       428,287
    210,000   Georgia-Pacific Corp.,
                9.625%, 03/15/22.............       204,319
    525,000   Longview Fibre Company -- 144A,
                10.00%, 01/15/09.............       544,687
                                               ------------
                                                  1,177,293
                                               ------------
              PHARMACEUTICAL -- 0.98%
  2,000,000   Biovail Corp.,
                7.875%, 04/01/10.............     1,930,000
                                               ------------
              PUBLISHING -- 0.29%
    195,000   Hollinger International
                Publishing,
                9.25%, 03/15/07..............       200,850
    370,000   Vertis, Inc. -- 144A,
                10.875%, 06/15/09............       367,225
                                               ------------
                                                    568,075
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.39%
    500,000   Felcor Lodging LP,
                8.50%, 06/01/11..............       490,000
  1,725,000   Host Marriott LP -- 144A,
                9.50%, 01/15/07..............     1,740,094
    280,000   Meristar Hospitality
                Corp. -- 144A,
                9.125%, 01/15/11.............       267,400
    320,000   Ventas Realty LP -- 144A,
                8.75%, 05/01/09..............       323,200
  1,855,000   Ventas Realty LP -- 144A,
                9.00%, 05/01/12..............     1,901,375
                                               ------------
                                                  4,722,069
                                               ------------
              RETAIL -- 2.19%
    400,000   Advance Stores Company,
                Inc. -- 144A,
                10.25%, 04/15/08.............       420,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              RETAIL (CONTINUED)
$   650,000   Asbury Automotive
                Group -- 144A,
                9.00%, 06/15/12..............  $    627,250
    400,000   Autonation, Inc.,
                9.00%, 08/01/08..............       412,000
    250,000   Mothers Work, Inc.,
                12.625%, 08/01/05............       251,500
  1,065,000   Pantry, Inc.,
                10.25%, 10/15/07.............       963,825
  1,175,000   Shopko Stores,
                6.50%, 08/15/03..............     1,154,438
    490,000   United Auto Group,
                Inc. -- 144A,
                9.625%, 03/15/12.............       492,450
                                               ------------
                                                  4,321,463
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.61%
  3,100,000   Fisher Scientific
                International,
                9.00%, 02/01/08..............     3,169,750
                                               ------------
              SEMICONDUCTORS -- 2.52%
    595,000   Amkor Technologies, Inc.,
                9.25%, 05/01/06..............       487,900
     45,000   Amkor Technologies, Inc.,
                9.25%, 02/15/08..............        36,675
  1,005,000   Chippac International, Ltd.,
                Series B,
                12.75%, 08/01/09.............     1,055,250
  1,090,000   Fairchild Semiconductor,
                10.125%, 03/15/07............     1,145,187
  1,125,000   Fairchild Semiconductor,
                10.50%, 02/01/09.............     1,198,125
  1,215,000   On Semiconductor Corp. -- 144A,
                12.00%, 05/15/08.............     1,057,050
                                               ------------
                                                  4,980,187
                                               ------------
              SPECIAL PURPOSE ENTITY -- 2.57%
  1,262,634   Caithness Coso Funding Corp.,
                Series B,
                9.05%, 12/15/09..............     1,287,887
  1,000,000   ONO Finance PLC,
                13.00%, 05/01/09.............       330,000
  1,000,000   ONO Finance PLC,
                14.00%, 02/15/11.............       340,000
    150,000   PCA LLC/PCA Finance
                Corp. -- 144A,
                11.875%, 08/01/09............       148,500
    882,000   Peabody Energy Corp., Series B,
                8.875%, 05/15/08.............       928,305

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SPECIAL PURPOSE ENTITY (CONTINUED)
$ 1,830,000   Port Arthur Finance Corp.,
                12.50%, 01/15/09.............  $  2,040,450
                                               ------------
                                                  5,075,142
                                               ------------
              SYNDICATED BANK LOANS -- 0.84%
    800,000   Century Cable Holdings, Term
                Loan, maturing 06/30/09......       604,714
    600,000   Spectrasite Communications,
                Inc., Term Loan, maturing
                12/31/07.....................       547,050
    500,000   Steel Dynamics, Inc., Term
                Loan, maturing 03/26/08......       505,000
                                               ------------
                                                  1,656,764
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.68%
    175,000   Alamosa Delaware, Inc.,
                13.625%, 08/15/11............        52,500
    840,000   Avaya, Inc.,
                11.125%, 04/01/09............       768,600
  2,000,000   Colt Telecommunications Group
                PLC,
                zero coupon, 12/15/06(1).....     1,160,000
    400,000   Crown Castle International
                Corp.,
                zero coupon, 11/15/07(1).....       268,000
  1,590,000   Crown Castle International
                Corp.,
                10.75%, 08/01/11.............     1,049,400
  1,000,000   IWO Holdings, Inc.,
                14.00%, 01/15/11.............       320,000
  1,170,000   McCaw International, Ltd.,
                zero coupon, 04/15/07*(1)....        14,625
    970,000   Nextel Communications,
                9.375%, 11/15/09.............       492,275
  2,000,000   Nextel Partners, Inc.,
                11.00%, 03/15/10.............       800,000
    190,000   SBA Communications Corp.,
                zero coupon, 03/01/08(1).....       106,400
     45,000   SBA Communications Corp.,
                10.25%, 02/01/09.............        27,000
     80,000   Spectrasite Holdings, Inc.,
                Series B,
                10.75%, 03/15/10.............        35,200
    610,000   Telecorp PCS, Inc.,
                10.625%, 07/15/10............       570,350
    607,000   Tritel PCS, Inc.,
                10.375%, 01/15/11............       552,370
  1,450,000   Triton PCS, Inc.,
                9.375%, 02/01/11.............       928,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   810,000   Ubiquitel Operating Company,
                zero coupon, 04/15/10(1).....  $    113,400
                                               ------------
                                                  7,258,120
                                               ------------
              TRANSPORTATION -- 1.35%
    915,000   Hornbeck-Leevac Marine
                Services -- 144A,
                10.625%, 08/01/08............       957,319
    200,000   Kansas City Southern
                Industries, Inc.,
                9.50%, 10/01/08..............       216,250
    350,000   Pacer International, Inc.,
                Series B,
                11.75%, 06/01/07.............       353,500
  1,115,000   Petroleum Helicopters,
                Inc. -- 144A,
                9.375%, 05/01/09.............     1,142,875
                                               ------------
                                                  2,669,944
                                               ------------
              UTILITIES: ELECTRIC -- 1.23%
    430,000   AES Corp.,
                8.75%, 12/15/02..............       399,900
    240,000   AES Corp.,
                9.375%, 09/15/10.............       156,000
  1,425,000   AES Corp.,
                8.875%, 02/15/11.............       883,500
  1,460,000   Calpine Corp.,
                8.50%, 02/15/11..............       978,200
                                               ------------
                                                  2,417,600
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $188,471,535)..........   179,381,900
                                               ------------
  SHARES
  ------
              COMMON STOCK -- 0.49%
              FOOD AND BEVERAGE -- 0.20%
     22,352   Chiquita Brands International,
                Inc.(c)......................       400,324
                                               ------------
              LEISURE AND RECREATION -- 0.26%
     50,000   Park Place Entertainment
                Corp.(c).....................       512,500
                                               ------------
              OIL, COAL AND GAS -- 0.03%
      2,400   Premcor, Inc.(c)...............        61,728
                                               ------------
              TOTAL COMMON STOCK (Cost
                $994,861)....................       974,552
                                               ------------
              PREFERRED STOCK -- 0.63%
        220   Broadwing Communications,
                Series B,
                12.50%.......................        26,400

  SHARES                                          VALUE
  ------                                       ------------
              PREFERRED STOCK (CONTINUED)
     12,500   CSC Holdings, Inc., Series M,
                11.125%......................  $    800,000
         37   Nextel Communications, Inc.,
                Series D,
                13.00%.......................        10,822
     17,575   Six Flags, Inc.,
                7.25%........................       405,983
                                               ------------
              TOTAL PREFERRED STOCK (Cost
                $1,985,520)..................     1,243,205
                                               ------------
              WARRANTS -- 0.01%
      1,000   IPCS, Inc. -- 144A,
                Expires 07/15/10(c)..........           250
      1,000   IWO Holdings, Inc. -- 144A,
                Expires 01/15/11(c)..........        12,500
      1,000   ONO Finance PLC, Series A,
                Expires 03/16/11(c)..........           250
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10(c)..........         3,125
                                               ------------
              TOTAL WARRANTS (Cost $3).......        16,125
                                               ------------
              TOTAL SECURITIES (Cost
                $191,451,919)................   181,615,782
                                               ------------
              REGULATED INVESTMENT COMPANY -- 0.06%
    109,898   Merrimac Cash Fund -- Premium
                Class(b) (Cost $109,898).....       109,898
                                               ------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.03%
$    67,629   Morgan Stanley,
                2.08%, 11/08/02(b) (Cost
                $67,629).....................        67,629
                                               ------------
              TIME DEPOSITS -- 0.77%
    169,073   American Express Centurion
                Bank,
                1.79%, 07/08/02(b)...........       169,073
     67,629   American Express Centurion
                Bank,
                1.79%, 07/22/02(b)...........        67,629
     33,815   Bank of Montreal,
                1.77%, 07/08/02(b)...........        33,815
    135,259   Bank of Nova Scotia,
                1.80%, 07/15/02(b)...........       135,259
     16,907   Bayerische HypoVereinsbank,
                1.93%, 07/03/02(b)...........        16,907
    118,351   Bayerische HypoVereinsbank,
                1.80%, 08/08/02(b)...........       118,351
     50,722   Bayerische HypoVereinsbank,
                1.80%, 09/19/02(b)...........        50,722
     50,722   Credit Agricole Indosuez,
                1.94%, 07/01/02(b)...........        50,722

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS (CONTINUED)
$   422,683   Den Danske Bank,
                1.78%, 07/30/02(b)...........  $    422,683
     33,815   Harris Trust and Savings Bank,
                1.80%, 09/18/02(b)...........        33,815
    216,414   Royal Bank Of Canada,
                1.94%, 07/01/02(b)...........       216,414
    202,888   Toronto Dominion,
                1.83%, 08/29/02(b)...........       202,888
                                               ------------
              TOTAL TIME DEPOSITS (Cost
                $1,518,278)..................     1,518,278
                                               ------------
              SHORT TERM CORPORATE NOTES -- 0.65%
     50,722   American Honda Finance,
                Floating Rate,
                1.82%(+), 04/08/03(b)........        50,722
     33,815   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.79%(+), 11/04/02(b)........        33,815
     91,318   Fleet National Bank, Floating
                Rate,
                2.00%(+), 07/03/02(b)........        91,318
    199,722   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.98%(+), 07/08/02(b)........       199,722
     34,578   Goldman Sachs Group, Inc.,
                Floating Rate,
                2.12%(+), 08/05/02(b)........        34,578
     67,629   Merrill Lynch & Company,
                Floating Rate,
                1.91%(+), 11/26/02(b)........        67,629
    219,795   Merrill Lynch & Company,
                Floating Rate,
                1.92%(+), 04/16/03(b)........       219,795
    253,610   Morgan Stanley, Floating Rate,
                2.05%(+), 07/02/02(b)........       253,610
    338,146   Morgan Stanley, Floating Rate,
                2.05%(+), 03/25/03(b)........       338,146
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $1,289,335)......     1,289,335
                                               ------------
              TOTAL SECURITIES (Cost
                $194,437,059)................   184,600,922
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 5.17%
$10,193,655   With Morgan Stanley, dated
                06/28/02, 1.01%, due
                07/01/02, repurchase proceeds
                at maturity $10,194,512
                (Collateralized by U.S.
                Treasury Strip, zero coupon,
                due 05/15/08, with a value of
                $10,398,820) (Cost
                $10,193,655).................  $ 10,193,655
                                               ------------
              Total Investments -- 98.74%
                (Cost $204,630,714)..........   194,794,577
              Other assets less
                liabilities -- 1.26%.........     2,482,769
                                               ------------
              NET ASSETS -- 100.00%..........  $197,277,346
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $204,630,714.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $  4,959,287
    Gross unrealized depreciation..........   (14,795,424)
                                             ------------
    Net unrealized depreciation............  $ (9,836,137)
                                             ============

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing security.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2002.

(1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

*   Bond is in default.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

   SHARES                                         VALUE       COUNTRY
   ------                                      ------------   -------
               COMMON STOCKS -- 89.06%
               AEROSPACE -- 0.55%
     762,844   Bae Systems PLC...............  $  3,892,030      UK
                                               ------------
               AIRLINES -- 0.56%
     573,000   Japan Airlines Company,
                 Ltd.(a)(c)..................     1,614,198     JPN
     317,000   Singapore Airlines, Ltd. .....     2,315,558     SIN
                                               ------------
                                                  3,929,756
                                               ------------
               AUTOMOBILES -- 4.01%
      79,200   Bayerische Motoren Werke AG...     3,209,026     GER
     159,700   DaimlerChrysler AG............     7,734,654     GER
     612,000   Mitsubishi Motors
                 Corp.(a)(c).................     1,622,045     JPN
   1,161,000   Nissan Motor Company, Ltd. ...     8,031,566     JPN
      82,500   Renault SA....................     3,850,126     FRA
     318,000   Suzuki Motor Corp. ...........     3,920,018     JPN
                                               ------------
                                                 28,367,435
                                               ------------
               AUTOMOTIVE PARTS AND EQUIPMENT -- 0.18%
      18,900   Magna International,
                 Inc. -- Class A(a)..........     1,304,092     CDA
                                               ------------
               BANKS -- 8.15%
     177,155   ABN AMRO Holding N.V. ........     3,210,970     NET
     332,640   Allied Irish Banks PLC........     4,409,576     IRE
      16,000   Allied Irish Banks PLC........       210,366     IRE
     307,790   Australia & New Zealand Bank
                 Group, Ltd. ................     3,345,647     AUS
     426,900   Banco Bilbao Vizcaya
                 Argentaria, SA..............     4,817,609     SPA
      43,800   Bank of Nova Scotia(a)........     1,442,969     CDA
     187,600   Barclays PLC..................     1,577,134      UK
      74,631   Credit Suisse Group(c)........     2,365,064     SWI
      20,300   Deutsche Bank AG..............     1,408,542     GER
     245,250   ForeningsSparbanken AB........     3,104,129     SWE
     209,700   Hang Seng Bank, Ltd. .........     2,244,901     HNG
     115,500   HBOS PLC......................     1,248,936      UK
     325,423   Lloyds TSB Group PLC..........     3,236,397      UK
      70,000   National Australia Bank,
                 Ltd. .......................     1,396,353     AUS
     188,000   Oversea-Chinese Banking Corp.,
                 Ltd. .......................     1,245,519     SIN
     386,000   Royal Bank of Scotland Group
                 PLC.........................    10,934,492      UK

   SHARES                                         VALUE       COUNTRY
   ------                                      ------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     256,400   Standard Chartered PLC........  $  2,733,480      UK
     100,000   Svenska Handelsbanken
                 AB -- Class A...............     1,526,440     SWE
     207,338   Turkiye Is Bankasi (Isbank)
                 (GDR)(c)....................       536,176     TUR
      33,294   UBS AG(c).....................     1,671,399     SWI
         595   UFJ Holdings, Inc.(a).........     1,438,156     JPN
     299,000   United Overseas Bank, Ltd. ...     2,150,229     SIN
     150,447   Westpac Banking Corp.,
                 Ltd. .......................     1,376,786     AUS
                                               ------------
                                                 57,631,270
                                               ------------
               BROADCAST SERVICES/MEDIA -- 1.60%
     121,662   News Corp., Ltd.(a)...........       663,630     AUS
      46,150   News Corp., Ltd. (ADR)........     1,058,219     AUS
     226,406   Reuters Group PLC.............     1,199,952      UK
      55,000   Societe Television
                 Francaise...................     1,469,578     FRA
     177,207   Singapore Press Holdings,
                 Ltd. .......................     1,996,839     SIN
     228,252   Vivendi Universal SA..........     4,922,232     FRA
                                               ------------
                                                 11,310,450
                                               ------------
               BUILDING MATERIALS -- 0.84%
      25,796   Holcim, Ltd. -- Class B(a)....     5,908,339     SWI
                                               ------------
               CHEMICALS -- 1.81%
     108,000   BOC Group PLC.................     1,676,084      UK
      26,800   L'Air Liquide SA..............     4,115,314     FRA
      43,000   Nitto Denko Corp. ............     1,408,487     JPN
      52,700   Norsk Hydro ASA(a)............     2,509,321     NOR
         300   Norsk Hydro ASA (ADR).........        14,436     NOR
      71,600   Shin-Etsu Chemical Company,
                 Ltd. .......................     3,073,344     JPN
                                               ------------
                                                 12,796,986
                                               ------------
               COMMERCIAL SERVICES -- 0.35%
     145,000   Brambles Industries, Ltd. ....       771,313     AUS
     338,300   Brambles Industries PLC.......     1,691,229      UK
                                               ------------
                                                  2,462,542
                                               ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

   SHARES                                         VALUE       COUNTRY
   ------                                      ------------   -------
               COMMON STOCKS (CONTINUED)
               COMPUTER AND OFFICE EQUIPMENT -- 0.59%
      36,000   Canon, Inc. ..................  $  1,359,227     JPN
      59,000   TDK Corp. ....................     2,783,296     JPN
                                               ------------
                                                  4,142,523
                                               ------------
               COMPUTER SOFTWARE AND SERVICES -- 0.15%
      25,600   Fuji Soft ABC, Inc. ..........     1,030,572     JPN
                                               ------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 2.32%
     216,200   Bouygues SA...................     6,028,218     FRA
     249,600   CRH PLC.......................     4,059,095     IRE
      29,000   Rohm Company, Ltd. ...........     4,324,138     JPN
     271,000   Sekisui House, Ltd.(a)........     1,989,926     JPN
                                               ------------
                                                 16,401,377
                                               ------------
               CONSUMER GOODS AND SERVICES -- 3.09%
      64,200   Altadis SA....................     1,322,456     SPA
      33,400   Hoya Corp. ...................     2,427,472     JPN
     224,000   Nikon Corp.(a)(c).............     2,477,485     JPN
     143,350   Sony Corp. ...................     7,562,974     JPN
     710,500   Swire Pacific, Ltd. -- Class
                 A...........................     3,634,563     HNG
     482,000   Unilever PLC..................     4,389,815      UK
                                               ------------
                                                 21,814,765
                                               ------------
               DISTRIBUTOR -- 0.46%
     100,000   Hagemeyer NV..................     1,379,840     NET
   1,386,000   Li & Fung, Ltd. ..............     1,865,833     HNG
                                               ------------
                                                  3,245,673
                                               ------------
               DIVERSIFIED SERVICES -- 0.12%
      36,300   Preussag AG(a)................       882,268     GER
                                               ------------
               ELECTRONICS -- 6.47%
      81,222   Advantest Corp. ..............     5,050,140     JPN
      46,000   Epcos AG(a)(c)................     1,500,676     GER
      31,000   Hirose Electric Company,
                 Ltd. .......................     2,700,032     JPN
     404,000   Hitachi, Ltd.(c)..............     2,609,598     JPN
     120,000   Hon Hai Precision Industry
                 Company, Ltd. (GDR)(a)......       984,000     TWN
   1,939,000   Johnson Electric Holdings,
                 Ltd. .......................     2,299,460     HNG
       9,990   Keyence Corp. ................     2,114,070     JPN
     175,400   KoninkliSke (Royal) Philips
                 Electronics NV..............     4,887,153     NET

   SHARES                                         VALUE       COUNTRY
   ------                                      ------------   -------
               COMMON STOCKS (CONTINUED)
               ELECTRONICS (CONTINUED)
      13,000   KoninkliSke (Royal) Philips
                 Electronics NV (ADR)........  $    358,800     NET
      37,500   Murata Manufacturing Company,
                 Ltd. .......................     2,406,653     JPN
     593,000   NEC Corp. ....................     4,122,062     JPN
     121,979   Samsung Electronics
                 (GDR)(a)....................    16,674,529     KOR
                                               ------------
                                                 45,707,173
                                               ------------
               ENGINEERING -- 0.37%
      57,261   Chudenko Corp. ...............       860,490     JPN
   1,580,000   Singapore Technologies
                 Engineering, Ltd. ..........     1,726,782     SIN
                                               ------------
                                                  2,587,272
                                               ------------
               FINANCIAL SERVICES -- 4.00%
      60,800   ACOM Company, Ltd. ...........     4,150,293     JPN
      27,910   AIFUL Corp. ..................     1,828,409     JPN
     224,730   Compagnie Financiere Financial
                 Richemont AG(c).............     5,102,023     SWI
     396,000   Daiwa Securities Group,
                 Inc. .......................     2,564,536     JPN
     183,800   Irish Permanent PLC...........     2,626,061     IRE
     622,000   Nikko Cordial Corp. ..........     3,136,435     JPN
     246,000   Nomura Holdings, Inc. ........     3,608,599     JPN
      37,680   Orix Corp. ...................     3,036,887     JPN
      44,200   Promise Company, Ltd. ........     2,225,103     JPN
                                               ------------
                                                 28,278,346
                                               ------------
               FOOD AND BEVERAGE -- 4.08%
     323,600   Compass Group PLC.............     1,961,501      UK
     557,705   Fosters Group, Ltd. ..........     1,483,328     AUS
      20,200   Groupe Danone(a)..............     2,771,351     FRA
     220,243   Heineken NV...................     9,646,665     NET
      61,500   Heineken Holding NV -- Class
                 A...........................     2,081,498     NET
      40,500   Koninkliske Numico NV(a)......       906,511     NET
      23,500   LVMH Moet Hennessy Louis
                 Vuitton SA(a)...............     1,181,242     FRA
      31,650   Nestle SA.....................     7,365,895     SWI
     275,000   Tate & Lyle PLC...............     1,470,067      UK
                                               ------------
                                                 28,868,058
                                               ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS (CONTINUED)
               INSURANCE -- 5.08%
         800   Allianz AG............  $    161,205     GER
     273,500   Assicurazioni Generali
                 Spa(a)..............     6,469,478     ITA
       3,600   Fairfax Financial
                 Holdings, Ltd. .....       360,617     CDA
      81,704   ING Groep NV..........     2,093,714     NET
   1,065,000   Mitsui Sumitomo
                 Insurance Company,
                 Ltd. ...............     5,725,333     JPN
     518,600   Prudential PLC........     4,738,967      UK
     661,084   QBE Insurance Group,
                 Ltd.(a).............     2,473,512     AUS
     142,436   Swiss Re..............    13,899,688     SWI
                                       ------------
                                         35,922,514
                                       ------------
               INTERNET SERVICES -- 1.04%
     100,000   Thomson Corp. ........     3,152,000     CDA
     134,024   Thomson Corp. ........     4,236,056     CDA
                                       ------------
                                          7,388,056
                                       ------------
               INVESTMENT HOLDING COMPANY -- 0.63%
     593,800   Hutchison Whampoa,
                 Ltd. ...............     4,434,498     HNG
                                       ------------
               LEISURE AND RECREATION -- 0.31%
      53,600   Accor SA..............     2,169,653     FRA
                                       ------------
               MANUFACTURING -- 2.71%
     204,800   Assa Abloy AB.........     2,881,413     SWE
     562,000   Mitsubishi Heavy
                 Industries, Ltd. ...     1,700,331     JPN
      42,100   Schneider Electric
                 SA..................     2,259,334     FRA
      58,900   Siemens AG............     3,528,393     GER
     492,114   Smiths Group PLC......     6,385,622      UK
      75,000   THK Company, Ltd.(a)..     1,440,863     JPN
      78,000   Ushio, Inc. ..........       925,751     JPN
                                       ------------
                                         19,121,707
                                       ------------
               METALS AND MINING -- 2.71%
       5,800   Alcan, Inc. ..........       220,548     CDA
     910,175   BHP Billiton, Ltd. ...     5,282,747     AUS
      78,576   BHP Billiton, Ltd.
                 (ADR)(a)............       927,197     AUS
     275,000   BHP Billiton PLC......     1,497,292      UK
      27,000   Companhia Vale do Rio
                 Doce (CVRD)
                 (ADR)(c)............       700,650     BRA

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS (CONTINUED)
               METALS AND MINING (CONTINUED)
      47,000   Companhia Vale do Rio
                 Doce (CVRD)
                 (ADR)(c)............  $  1,300,490     BRA
      37,163   Pechiney SA -- Class
                 A...................     1,694,038     FRA
     260,600   ThyssenKrupp AG.......     3,929,770     GER
     441,600   WMC, Ltd. ............     2,261,964     AUS
     102,000   Xstrata PLC(c)........     1,319,666      UK
                                       ------------
                                         19,134,362
                                       ------------
               OIL AND GAS -- 3.73%
     508,000   BG Group PLC..........     2,208,886      UK
     445,000   Centrica PLC..........     1,375,806      UK
     380,400   Eni Spa(a)............     6,036,263     ITA
       2,300   Royal Dutch Petroleum
                 Company.............       127,121     NET
     205,300   Royal Dutch Petroleum
                 Company.............    11,412,196     NET
     518,300   Statoil ASA(a)........     4,618,675     NOR
      35,200   Suncor Energy,
                 Inc. ...............       617,056     CDA
                                       ------------
                                         26,396,003
                                       ------------
               PAPER AND FOREST PRODUCTS -- 0.88%
     189,000   Sumitomo Forestry
                 Company, Ltd. ......     1,131,033     JPN
     128,900   UPM-Kymmene Oyj.......     5,063,965     FIN
                                       ------------
                                          6,194,998
                                       ------------
               PHARMACEUTICALS -- 8.77%
     163,100   AstraZeneca PLC.......     6,746,566      UK
     368,128   AstraZeneca PLC.......    15,278,011      UK
      40,062   AstraZeneca PLC
                 (ADR)...............     1,642,542      UK
     222,000   Chugai Pharmaceutical
                 Company, Ltd.(a)....     2,653,344     JPN
      45,500   Elan Corp. PLC
                 (ADR)(a)(c).........       248,885     IRE
      70,000   GlaxoSmithKline PLC...     1,511,727      UK
     226,625   Novartis AG...........     9,948,090     SWI
      31,900   Roche Holding AG......     2,406,941     SWI
      60,000   Sankyo Company,
                 Ltd. ...............       815,136     JPN
     230,780   Sanofi-Synthelabo
                 SA..................    14,011,346     FRA
     256,000   Shionogi & Company,
                 Ltd. ...............     3,262,413     JPN
     126,000   Shire Pharmaceuticals
                 Group PLC(c)........     1,113,008      UK

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
      37,000   Takeda Chemical
                 Industries, Ltd. ...  $  1,622,102     JPN
      29,000   Yamanouchi
                 Pharmaceutical
                 Company, Ltd. ......       751,709     JPN
                                       ------------
                                         62,011,820
                                       ------------
               PUBLISHING -- 0.80%
      32,000   DAI Nippon Printing
                 Company, Ltd. ......       424,336     JPN
     348,700   Pearson PLC...........     3,465,241      UK
      63,724   VNU NV................     1,767,372     NET
                                       ------------
                                          5,656,949
                                       ------------
               REAL ESTATE -- 2.40%
     775,000   Cheung Kong Holdings,
                 Ltd. ...............     6,458,385     HNG
     746,000   Hong Kong Land
                 Holdings, Ltd. .....     1,201,060     HNG
     428,000   Mitsubishi Estate
                 Company, Ltd. ......     3,495,904     JPN
     444,000   Mitsui Fudosan
                 Company, Ltd. ......     3,922,651     JPN
     308,000   Sumitomo Realty &
                 Development Company,
                 Ltd. ...............     1,866,264     JPN
                                       ------------
                                         16,944,264
                                       ------------
               RETAIL -- 2.77%
     197,000   Aeon Company, Ltd. ...     5,254,207     JPN
     215,900   Industria de Diseno
                 Textil, SA(c).......     4,549,466     SPA
     396,666   Marks & Spencer PLC...     2,251,873      UK
     111,300   Metro AG(a)...........     3,417,077     GER
       3,900   SHIMAMURA Company,
                 Ltd. ...............       299,050     JPN
     518,400   Woolworths, Ltd. .....     3,841,344     AUS
                                       ------------
                                         19,613,017
                                       ------------
               RUBBER PRODUCTS -- 0.38%
      66,500   Compagnie Generale des
                 Establissements
                 Michelin -- Class
                 B...................     2,689,207     FRA
                                       ------------
               SEMICONDUCTORS -- 3.69%
      46,000   Aixtron AG(a).........       576,242     GER
     473,500   Arm Holdings PLC(c)...     1,052,875      UK
      23,100   ASML Holding NV(c)....       364,962     NET
     237,600   ASML Holding NV(c)....     3,592,512     NET

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS (CONTINUED)
      84,700   Infineon Technologies
                 AG(c)...............  $  1,334,017     GER
      46,900   STMicroelectronics
                 NV..................     1,167,172     SWI
     100,700   STMicroelectronics
                 NV..................     2,450,031     SWI
     440,660   Taiwan Semiconductor
                 Manufacturing
                 Company, Ltd.
                 (ADR)(a)(c).........     5,728,580     TWN
     146,100   Tokyo Electron,
                 Ltd. ...............     9,510,263     JPN
      67,000   Zarlink Semiconductor,
                 Inc.(c).............       334,330     CDA
                                       ------------
                                         26,110,984
                                       ------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 10.14%
     228,500   America Movil SA de
                 CV -- Series L
                 (ADR)...............     3,061,900     MEX
      68,000   Deutsche Telekom AG...       636,698     GER
     311,600   Ericsson(LM) Telephone
                 Company (ADR)(c)....       448,704     SWE
     245,700   Hellenic
                 Telecommunications
                 Organization SA.....     3,874,591     GRE
         251   Nippon Telegraph and
                 Telephone Corp. ....     1,031,364     JPN
     783,600   Nokia Oyj.............    11,445,732     FIN
     182,700   Nortel Networks
                 Corp.(c)............       264,915     CDA
       3,055   NTT DoCoMo, Inc. .....     7,511,460     JPN
     156,570   Portugal Telecom,
                 SGPS, SA............     1,103,349     POR
   7,285,000   Singapore
                 Telecommunications,
                 Ltd. ...............     5,651,703     SIN
     173,200   Societe Europeenne des
                 Satellites (FDR)....     1,877,765     LUX
      18,743   Swisscom AG...........     5,443,138     SWI
      40,500   Telecel -- Comunicacoes
                 Pessoais, SA........       282,613     POR
     179,000   Telecom Italia Mobile
                 Spa.................       732,146     ITA
     235,000   Telecom Italia
                 Spa(a)..............     1,243,784     ITA
     327,800   Telefonaktiebolaget LM
                 Ericsson AB -- Class
                 B...................       495,011     SWE
     131,255   Telefonica SA(c)......     1,099,602     SPA

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
      29,954   Telefonica SA
                 (ADR)(c)............  $    744,357     SPA
     205,900   Telefonos De Mexico SA
                 de CV (ADR)(a)......     6,605,272     MEX
  12,908,740   Vodafone Group PLC....    17,694,010      UK
      31,000   Vodafone Group PLC
                 (ADR)(a)............       423,150      UK
                                       ------------
                                         71,671,264
                                       ------------
               TEXTILES -- 0.42%
   1,102,000   Toray Industries,
                 Inc. ...............     2,948,291     JPN
                                       ------------
               TOYS -- 1.45%
      69,600   Nintendo Corp.,
                 Ltd. ...............    10,238,710     JPN
                                       ------------
               TRANSPORTATION -- 0.70%
     297,300   Bombardier, Inc. --
                 Class B(a)(c).......     2,468,690     CDA
      71,300   Bombardier, Inc. --
                 Class B(a)(c).......       592,054     CDA
     487,000   Tokyu Corp. ..........     1,883,375     JPN
                                       ------------
                                          4,944,119
                                       ------------
               UTILITIES: ELECTRIC -- 0.75%
      87,000   Chubu Electric Power
                 Company, Inc. ......     1,526,380     JPN
      24,500   Kansai Electric Power
                 Company, Inc. ......       386,960     JPN
     307,000   National Grid Group
                 PLC.................     2,178,840      UK
      58,800   Tokyo Electric Power
                 Company, Inc. ......     1,208,052     JPN
                                       ------------
                                          5,300,232
                                       ------------
               TOTAL COMMON STOCK
                 (Cost
                 $712,569,273).......   629,451,575
                                       ------------
               REGULATED INVESTMENT COMPANY -- 0.35%
   2,456,063   Merrimac Cash Fund --
                 Premium Class(b)
                 (Cost $2,456,063)...     2,456,063     USA
                                       ------------
 PRINCIPAL                                VALUE       COUNTRY
------------                           ------------     ---
               NON-CONVERTIBLE BONDS -- 0.15%
$    521,000   Hellenic Exchange
                 Finance,
                 2.00%,
                 08/02/05(c).........  $    556,280     LUX
 135,000,000   Sanwa International
                 Financial Trust,
                 1.25%,
                 08/01/05(d).........       472,579     JPN
                                       ------------
               TOTAL NON-CONVERTIBLE BONDS
                 (Cost $1,829,304)...     1,028,859
                                       ------------
               RIGHTS -- 0.07%
      26,800   L'Air Liquide SA(c)...       514,414     FRA
     390,900   TI Group(c)...........            --      UK
                                       ------------
               TOTAL RIGHTS (Cost
                 $0).................       514,414
                                       ------------
               COMMERCIAL PAPER -- 0.21%
   1,511,423   Morgan Stanley,
                 2.08%, 11/08/02
                 (Cost $1,511,423)...     1,511,423     USA
                                       ------------
               TIME DEPOSITS -- 4.79%
   3,767,356   American Express
                 Centurion Bank,
                 1.79%,
                 07/08/02(b).........     3,767,356     USA
   1,506,942   American Express
                 Centurion Bank,
                 1.79%,
                 07/22/02(b).........     1,506,942     USA
     753,472   Bank of Montreal,
                 1.77%,
                 07/08/02(b).........       753,472     USA
   3,013,885   Bank of Nova Scotia,
                 1.80%,
                 07/15/02(b).........     3,013,885     USA
     376,736   Bayerische
                 HypoVereinsbank,
                 1.93%,
                 07/03/02(b).........       376,736     USA
   2,637,149   Bayerische
                 HypoVereinsbank,
                 1.80%,
                 08/08/02(b).........     2,637,149     USA
   1,130,206   Bayerische
                 HypoVereinsbank,
                 1.80%,
                 09/19/02(b).........     1,130,206     USA
   1,130,206   Credit Agricole,
                 1.94%,
                 07/01/02(b).........     1,130,206     USA
   9,418,389   Den Danske Bank,
                 1.78%,
                 07/30/02(b).........     9,418,389     USA
     753,472   Harris Trust and
                 Savings Bank,
                 1.80%,
                 09/18/02(b).........       753,472     USA

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

 PRINCIPAL                                VALUE       COUNTRY
 ---------                                -----       -------
               TIME DEPOSITS (CONTINUED)
$  4,822,215   Royal Bank of Canada,
                 1.94%,
                 07/01/02(b).........  $  4,822,215     USA
   4,520,827   Toronto Dominion,
                 1.83%,
                 08/29/02(b).........     4,520,827     USA
                                       ------------
               TOTAL TIME DEPOSITS
                 (Cost
                 $33,830,855)........    33,830,855
                                       ------------
               SHORT TERM CORPORATE NOTES -- 4.08%
   1,129,295   American Honda
                 Finance, Floating
                 Rate,
                 1.82%(+),
                 04/08/03(b).........     1,129,295     USA
     755,707   Canadian Imperial Bank
                 of Commerce,
                 Floating Rate,
                 1.79%(+),
                 11/04/02(b).........       755,707     USA
   2,055,110   Fleet National Bank,
                 Floating Rate,
                 2.00%(+),
                 07/03/02(b).........     2,055,110     USA
   3,963,818   Goldman Sachs,
                 Floating Rate,
                 1.98%(+),
                 07/08/02(b).........     3,963,818     USA
   1,262,473   Goldman Sachs,
                 Floating Rate,
                 2.12%(+),
                 08/05/02(b).........     1,262,473     USA
   1,511,423   Merrill Lynch &
                 Company, Floating
                 Rate,
                 1.91%(+),
                 11/26/02(b).........     1,511,423     USA
   4,912,126   Merrill Lynch &
                 Company, Floating
                 Rate,
                 1.92%(+),
                 04/16/03(b).........     4,912,126     USA
   5,667,837   Morgan Stanley,
                 Floating Rate,
                 2.05%(+),
                 07/02/02(b).........     5,667,837     USA
   7,557,116   Morgan Stanley,
                 Floating Rate,
                 2.05%(+),
                 03/25/03(b).........     7,557,116     USA
                                       ------------
               TOTAL SHORT TERM
                 CORPORATE NOTES
                 (Cost
                 $28,814,905)........    28,814,905
                                       ------------
               TOTAL SECURITIES (Cost
                 $781,011,823).......   697,608,094
                                       ------------

 PRINCIPAL                                VALUE       COUNTRY
 ---------                                -----       -------
               REPURCHASE AGREEMENT -- 10.65%
$ 75,290,427   With Investors Bank &
                 Trust, dated
                 06/28/02, 1.03%, due
                 07/01/02, repurchase
                 proceeds at maturity
                 $75,296,889
                 (Collateralized by
                 Freddie Mac
                 Adjustable Rate
                 Mortgage, 6.00%, due
                 05/01/28, with a
                 total value of
                 $9,395,538, Freddie
                 Mac, 6.00%, due
                 12/15/30, with a
                 total value of
                 $23,073,424,
                 Government National
                 Mortgage
                 Association, 2.34%,
                 due 05/16/32, with a
                 total value of
                 $23,159,291 and
                 Fannie Mae, 5.92%,
                 due 07/01/31, with a
                 total value of
                 $23,427,185) (Cost
                 $75,290,427)........  $ 75,290,427     USA
                                       ------------
               Total Investments -- 109.36%
                 (Cost
                 $856,302,250).......   772,898,521
               Liabilities less other
                 assets -- (9.36)%...   (66,140,445)
                                       ------------
               NET
                 ASSETS -- 100.00%...  $706,758,076
                                       ============

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at June 30, 2002 is $856,302,250.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  56,814,218
    Gross unrealized depreciation.........   (140,217,947)
                                            -------------
    Net unrealized depreciation...........  $ (83,403,729)
                                            =============

---------------

(a)    All or part of the security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(d)    Principal amount shown for this debt security is denominated in Japanese
       Yen.

(ADR) American Depository Receipt.

(FDR) Foreign Depository Receipt.

(GDR) Global Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at June 30, 2002.

                                        PERCENT OF TOTAL
COUNTRY COMPOSITION                   INVESTMENTS AT VALUE
-------------------                   --------------------
Australia (AUS).....................           3.22%
Bermuda (BER).......................           0.06%
Brazil (BRA)........................           0.26%
Canada (CDA)........................           1.94%
Finland (FIN).......................           2.14%
France (FRA)........................           6.17%
Germany (GER).......................           3.66%
Greece (GRE)........................           0.50%
Hong Kong (HNG).....................           2.86%
Ireland (IRE).......................           1.50%
Italy (ITA).........................           1.87%
Japan (JPN).........................          20.32%
Korea (KOR).........................           2.16%
Luxembourg (LUX)....................           0.32%
Mexico (MEX)........................           1.25%
Netherlands (NET)...................           5.41%
Norway (NOR)........................           0.92%
Portugal (POR)......................           0.18%
Singapore (SIN).....................           1.95%
Spain (SPA).........................           1.62%
Sweden (SWE)........................           1.09%
Switzerland (SWI)...................           7.47%
Turkey (TUR)........................           0.07%
Taiwan (TWN)........................           0.87%
United Kingdom (UK).................          13.83%
United States (USA).................          18.36%
                                             ------
TOTAL PERCENTAGE....................         100.00%
                                             ======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of sixteen different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Core Bond Series, the Balanced Series, the Value & Income Series, the Growth & Income Series, the Equity Growth Series, the Mid-Cap Value Series, the Mid-Cap Growth Series, the Small-Cap Value Series, the Special Equity Series, the Small-Cap Growth Series, the Aggressive Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

     B. REPURCHASE AGREEMENTS:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. FOREIGN CURRENCY TRANSLATION:

The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E. OPTIONS:

Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

Transactions in options written for the period ended June 30, 2002 were as follows:

                                                              CORE BOND               BALANCED
                                                         --------------------   --------------------
                                                         NUMBER OF              NUMBER OF
                                                         CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS
                                                         ---------   --------   ---------   --------
Options outstanding at beginning of period.............      --      $     --      --       $    --
Options written........................................     100       150,797      20        30,159
Options terminated in closing purchase transactions....      --            --      --            --
Options expired........................................      --            --      --            --
                                                            ---      --------      --       -------
Options outstanding at June 30, 2002...................     100      $150,797      20       $30,159
                                                            ===      ========      ==       =======

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F. FUTURES CONTRACTS:

Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Series agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by the Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Open futures contracts as of June 30, 2002 are:

                                                                                                                       UNREALIZED
                       NUMBER OF                                        EXPIRATION      VALUE AT      VALUE AS OF     APPRECIATION
SERIES                 CONTRACTS             DESCRIPTION                   DATE        TRADE DATE    JUNE 30, 2002   (DEPRECIATION)
------                 ---------   --------------------------------   --------------   -----------   -------------   --------------
Core Bond............  828 Short   US Treasury Notes 5 Year Future    September 2002   $89,920,338    $88,945,313      $(975,025)
                       273 Short   US Treasury Notes 10 Year Future   September 2002    29,519,401     29,274,984       (244,417)
                       52 Short    US Treasury Bond Future            September 2002     5,368,786      5,344,625        (24,161)
                       41 Short    Euro Future                        March 2003        10,009,638      9,967,613        (42,025)
Balanced.............   17 Long    US Treasury Bond Future            September 2002   $ 1,759,404    $ 1,747,281      $ (12,123)
                       168 Short   US Treasury Notes 5 Year Future    September 2002    18,214,087     18,046,875       (167,212)
                       76 Short    US Treasury Notes 10 Year Future   September 2002     8,238,300      8,149,813        (88,487)
                        9 Short    Euro Future                        March 2003         2,197,238      2,188,013         (9,225)
Special Equity.......   24 Long    Russell 2000 Future*               September 2002   $ 5,551,368    $ 5,560,200      $   8,832

---------------

* At June 30, 2002, $2,000,000 was held by the custodian as initial margin.

     G. SHORT SALES:

The Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at their market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Fund will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     H. FEDERAL INCOME TAXES:

It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     I. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     J. OPERATING EXPENSES:

The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among the series based on the relative net assets or another methodology that is appropriate based on the circumstances.

     K. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES

AUSA Life Insurance Company, Inc. ("AUSA") is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invest in the corresponding Series Portfolios as follows:

                                                              PERCENTAGE INVESTMENT
AUSA SUB-ACCOUNT                                                  IN PORTFOLIO
----------------                                              ---------------------
Money Market................................................          13.19
High Quality Bond...........................................          24.82
Intermediate Government Bond................................          27.54
Core Bond...................................................          20.72
Balanced....................................................          39.99
Value & Income..............................................          40.59
Growth & Income.............................................          31.95
Equity Growth...............................................          35.19
Mid-Cap Value...............................................          00.31
Mid-Cap Growth..............................................          00.26
Small-Cap Value.............................................          00.00
Special Equity..............................................          27.07
Small-Cap Growth............................................          00.00
Aggressive Equity...........................................          24.46
High Yield Bond.............................................          14.97
International Equity........................................          21.77

The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees accrued daily and payable monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For its services, the Subadvisors receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                                                                               ADVISOR   SUBADVISOR
PORTFOLIO SERIES                              PORTFOLIO SUBADVISORS            FEE (%)    FEE (%)
----------------                     ----------------------------------------  -------   ----------
Money Market Series................  Capital Management Group                   0.25      0.05
High Quality Bond Series...........  Merganser Capital Management Corporation   0.35(1)    (2)
Intermediate Government Bond
  Series...........................  Capital Management Group                   0.35      0.15
Core Bond Series...................  Black Rock Advisors, Inc.                  0.35(1)    (3)
Balanced Series....................  (4)                                        0.45(1)    (5)
Value & Income Series..............  (6)                                        0.45       (7)
Growth & Income Series.............  (8)                                        0.60(1)    (9)
Equity Growth Series...............  (10)                                       0.62(1)   (11)
Mid-Cap Value Series...............  Cramer Rosenthal McGlynn, LLC              0.67(1)   (12)
Mid-Cap Growth Series..............  Dresdner RCM                               0.72(1)   (13)
Small-Cap Value Series.............  Sterling Capital Management Investment     0.82(1)   0.50
                                     Counsel
Special Equity Series..............  (14)                                       0.80      (15)
Small-Cap Growth Series............  Delaware Investments                       0.87(1)   0.50
Aggressive Equity Series...........  McKinley Capital Management                0.97(1)   (16)
High-Yield Bond Series.............  Eaton Vance                                0.55(1)   (17)
International Equity Series........  Capital Guardian Trust Company             0.75      (18)

---------------

(1)  The Advisor is currently waiving a portion of its fee.

(2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $300,000,000.

(3) The market values of the fixed income securities of the Core Bond Series and Balanced Series were combined to determine the fee at the rate of 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000.

(4) The Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and Black Rock Advisors, Inc. for equity and fixed income securities, respectively.

(5) Aeltus Investment Management, Inc. received 0.20% on the first $200,000,000 in average daily net assets, 0.15% on the next $300,000,000 in average daily net assets, 0.125% on the next $500,000,000 in average daily net assets, and 0.10% on all average daily net assets in excess of $1,000,000,000. Black Rock Advisors, Inc. received 0.12% on the first $1,000,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $1,000,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series.

(6) The Value & Income Series has two subadvisors: Alliance Capital Management LP (formerly known as Sanford C. Bernstein & Company, LLC) and Asset Management Group.

(7) Asset Management Group and Alliance Capital Management LP (formerly known as Sanford C. Bernstein & Company, LLC) received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000.

(8) The Growth & Income Series has two subadvisors: Aeltus Investment Management, Inc. and Credit Suisse Asset Management.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


(9) Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. Credit Suisse Asset Management received 0.30% on the first $100,000,000 in average daily net assets, 0.20% on the next $200,000,000 in average daily net assets, 0.15% on the next $200,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $500,000,000.

(10) The Equity Growth Series has three subadvisors, Ark Asset Management, Marsico Capital Management, and Dresdner RCM Global Investors.

(11) Dresdner RCM Global Investors, Inc. received 0.22% on the first $700,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $700,000,000. Ark Asset Management received 0.20% of average daily net assets. Marsico Capital Management received 0.30% on the first $1,000,000,000 in average daily net assets, 0.25% on the next $1,000,000,000 in average daily net assets, and 0.27% on all average daily net assets in excess of $2,000,000,000.

(12) 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $300,000,000.

(13) 0.82% on the first $25,000,000 in average daily net assets, 0.46% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, and 0.23% on all average daily net assets in excess of $100,000,000.

(14) The Special Equity Series has five subadvisors: Husic Capital; INVESCO, Inc.; Robertson, Stephens; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

(15) Liberty Investment Management received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $100,000,000 in average daily net assets, and 0.20% on all daily average net assets in excess of $350,000,000. Westport Asset Management, Inc. received 0.50% of average daily net assets. Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets, and 0.40% on all average daily net assets in excess of $100,000,000. Husic Capital received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $350,000,000. INVESCO, Inc. received 0.55% on the first $100,000,000 in average daily net assets, 0.45% on the next $100,000,000 in average daily net assets, 0.30% on the next $100,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000.

(16) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

(17) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $125,000,000.

(18) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% on the next $200,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the period ended June 30, 2002, the Advisor has voluntarily undertaken to waive fees in accordance with the following expense caps:

FUND                                                               EXPENSE CAP
----                                                          ----------------------
Money Market Series.........................................  30 basis points (b.p.)
High Quality Bond Series....................................         40 b.p.
Intermediate Government Bond Series.........................         40 b.p.
Core Bond Series............................................         40 b.p.
Balanced Series.............................................         50 b.p.
Value & Income Series.......................................         50 b.p.
Growth & Income Series......................................         65 b.p.
Equity Growth Series........................................         65 b.p.
Mid-Cap Value Series........................................         70 b.p.
Mid-Cap Growth Series.......................................         75 b.p.
Small-Cap Value Series......................................         85 b.p.
Special Equity Series.......................................         85 b.p.
Small-Cap Growth Series.....................................         90 b.p.
Aggressive Equity Series....................................         100 b.p.
High-Yield Bond Series......................................         60 b.p.
International Equity Series.................................         90 b.p.

Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration incurred to non-affiliated trustees of the Series Portfolio for the period ended June 30, 2002, amounted to $16,412.

4. SECURITIES LENDING

All Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

4. SECURITIES LENDING (CONTINUED)

The Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. At June 30, 2002, the Series loaned securities having market values as follows:

                                                              MARKET VALUE    COLLATERAL
                                                              ------------   ------------
Intermediate Government Bond Series.........................  $ 53,255,693   $ 54,230,625
Core Bond Series............................................   176,406,433    181,254,843
Balanced Series.............................................    32,597,162     33,666,560
Value & Income Series.......................................    88,930,356     91,949,819
Growth & Income Series......................................    55,094,480     57,393,608
Equity Growth Series........................................    98,797,347    101,994,821
Mid-Cap Value Series........................................     2,992,943      3,142,664
Mid-Cap Growth Series.......................................     7,581,400      7,868,406
Special Equity Series.......................................   163,544,881    171,096,852
Aggressive Equity Series....................................    45,110,137     46,575,280
High Yield Bond Series......................................     2,909,588      2,985,140
International Equity Series.................................    62,686,914     66,713,843

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the period ended June 30, 2002, were as follows:

                                                                      COST OF          PROCEEDS
                                                                     PURCHASES        FROM SALES
                                                                   --------------   --------------
High Quality Bond Series.................  Government Obligations  $   22,898,535   $   24,284,756
                                           Other                      115,068,828       78,355,165
Intermediate Government Bond Series......  Government Obligations     143,982,788       69,881,739
                                           Other                          111,234        6,082,925
Core Bond Series.........................  Government Obligations   1,890,783,831    1,767,972,822
                                           Other                      288,247,751      247,732,249
Balanced Series..........................  Government Obligations     432,862,265      423,074,611
                                           Other                      262,080,130      305,273,996
Value & Income Series....................  Other                      360,468,790      246,764,086
Growth & Income Series...................  Other                      591,542,180      546,980,006
Equity Growth Series.....................  Other                      681,337,146      497,596,524
Mid-Cap Value Series.....................  Other                       31,248,812       17,750,534
Mid-Cap Growth Series....................  Other                       44,761,900       23,017,978
Small-Cap Value Series...................  Other                        5,072,703          155,648
Special Equity Series....................  Other                      725,921,068      700,396,865
Small-Cap Growth Series..................  Other                        6,294,345        1,358,187
Aggressive Equity Series.................  Other                      197,709,876      160,111,604
High Yield Bond Series...................  Other                      117,091,279       86,524,675
International Equity Series..............  Other                      140,699,360       54,183,784

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

6. FOREIGN CURRENCY FORWARD CONTRACTS

At June 30, 2002, the Core Bond Series, the Balanced Series and the International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                          NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT                APPRECIATION/
                                     CURRENCY         FOR          DATE        VALUE      (DEPRECIATION)
                                    -----------   -----------   ----------   ----------   --------------
CORE BOND
---------
SALE CONTRACTS:
Canadian Dollar...................    3,405,000   $2,201,248      07/22/02   $2,242,717     $ (41,469)
Canadian Dollar...................    3,405,000    2,205,161      07/22/02    2,242,717       (37,556)
Canadian Dollar...................    2,041,000    1,341,814      07/22/02    1,344,313        (2,499)
Canadian Dollar...................    9,125,000    6,030,873      07/22/02    6,010,217        20,655
Euro..............................    4,635,000    4,367,375      07/17/02    4,564,381      (197,006)
Euro..............................    2,509,000    2,394,590      07/17/02    2,470,773       (76,183)
Euro..............................    3,620,000    3,586,968      07/17/02    3,564,846        22,122
Euro..............................    4,431,000    4,352,793      07/17/02    4,363,489       (10,696)
New Zealand Dollar................    7,264,220    3,268,899      07/15/02    3,538,956      (270,057)
Swedish Krona.....................   11,230,000    1,202,381      07/17/02    1,218,384       (16,002)
Swedish Krona.....................   28,011,000    3,026,286      07/17/02    3,039,015       (12,729)
                                                                                            ---------
TOTAL.............................                                                          $(621,421)
                                                                                            =========
BALANCED
--------
SALE CONTRACTS:
Canadian Dollar...................      222,000   $  143,643      07/22/02   $  146,221     $  (2,578)
Canadian Dollar...................      685,000      442,835      07/22/02      451,178        (8,343)
Canadian Dollar...................      685,000      443,623      07/22/02      451,178        (7,555)
Canadian Dollar...................      997,000      655,457      07/22/02      656,678        (1,221)
Canadian Dollar...................    1,884,000    1,245,169      07/22/02    1,240,904         4,265
Euro..............................      940,000      885,724      07/17/02      925,678       (39,954)
Euro..............................      896,300      855,429      07/17/02      882,644       (27,215)
Euro..............................      745,000      738,202      07/17/02      733,649         4,553
Euro..............................      908,500      892,465      07/17/02      894,658        (2,193)
New Zealand Dollar................    1,816,055      817,225      07/15/02      884,739       (67,514)
Swedish Krona.....................    2,310,000      247,329      07/17/02      250,620        (3,292)
Swedish Krona.....................    5,791,000      625,655      07/17/02      628,287        (2,632)
                                                                                            ---------
TOTAL.............................                                                          $(153,679)
                                                                                            =========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

6. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                          NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT                APPRECIATION/
                                     CURRENCY         FOR          DATE        VALUE      (DEPRECIATION)
                                    -----------   -----------   ----------   ----------   --------------
INTERNATIONAL EQUITY
--------------------
PURCHASE CONTRACTS:
Euro..............................    6,762,011   $6,052,000      07/29/02   $6,655,404     $ 603,404
                                                                                            =========
SALE CONTRACTS:
Japanese Yen......................  442,556,000   $3,320,000      08/30/02   $3,700,861     $(380,861)
                                                                                            =========

FOREIGN CURRENCY CROSS CONTRACTS:

                                                            PURCHASE        SALE       NET UNREALIZED
                                              SETTLEMENT     CURRENT       CURRENT     APPRECIATION/
PURCHASE/SALE                                    DATE         VALUE         VALUE      (DEPRECIATION)
-------------                                 ----------   -----------   -----------   --------------
Australian Dollar/Japanese Yen..............    07/03/02   $ 2,700,637   $ 2,797,737     $  (97,100)
Australian Dollar/Japanese Yen..............    07/16/02     2,538,099     2,589,295        (51,197)
Euro/British Pound..........................    09/12/02     3,762,927     3,763,138           (210)
Euro/British Pound..........................    09/26/02     1,194,959     1,138,635         56,324
Euro/British Pound..........................    10/28/02     9,045,144     8,586,227        458,917
Euro/Canadian Dollar........................    08/21/02     3,338,551     3,177,421        161,130
Euro/Canadian Dollar........................    08/30/02     3,813,284     3,623,896        189,388
Euro/Japanese Yen...........................    07/03/02     2,851,043     2,796,890         54,153
Euro/Japanese Yen...........................    07/15/02     2,279,192     2,227,305         51,887
Euro/Japanese Yen...........................    07/18/02     5,128,951     4,985,834        143,117
Euro/Japanese Yen...........................    07/22/02     1,953,264     1,897,179         56,084
Euro/Japanese Yen...........................    08/28/02     1,520,005     1,475,585         44,420
Euro/Japanese Yen...........................    08/30/02     5,189,320     5,047,439        141,880
Euro/Japanese Yen...........................    09/18/02     7,972,657     7,608,043        364,614
Euro/Japanese Yen...........................    09/27/02     2,968,029     2,964,845          3,183
Euro/Japanese Yen...........................    09/30/02    12,191,577    11,917,959        273,619
Euro/Japanese Yen...........................    11/21/02     1,947,005     1,899,902         47,102
Euro/Mexican Peso...........................    12/04/02     3,102,583     2,930,547        172,037
                                                                                         ----------
TOTAL.......................................                                             $2,069,348
                                                                                         ==========

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. FINANCIAL HIGHLIGHTS

                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO      END OF      TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER    PERIOD/YEAR    RETURN
---------------------  --------   ---------------   ----------   ---------------   ---------   ------------   ------
MONEY MARKET
06/30/2002*..........    0.28%**       0.28%**         1.70%**        1.70%**         N/A      $711,585,218   0.96%
12/31/2001...........    0.27          0.27            3.85           3.85            N/A       704,577,191   4.37
12/31/2000...........    0.28          0.28            6.18           6.18            N/A       492,136,376    N/A
12/31/1999...........    0.28          0.28            5.06           5.06            N/A       416,768,827    N/A
12/31/1998...........    0.28          0.28            5.32           5.32            N/A       292,437,753    N/A
12/31/1997...........    0.28          0.28            5.33           5.33            N/A       232,312,458    N/A
HIGH QUALITY BOND
06/30/2002*..........  0.38**        0.38**          4.74**         4.74**             31%      350,702,334   3.07
12/31/2001...........    0.38          0.38            5.74           5.74             53       330,502,956   8.70
12/31/2000...........    0.38          0.38            6.21           6.21             73       228,391,465    N/A
12/31/1999...........    0.38          0.38            5.78           5.78             56       199,906,097    N/A
12/31/1998...........    0.39          0.39            5.90           5.90             68       227,463,134    N/A
12/31/1997...........    0.39          0.39            6.12           6.12             62       218,169,438    N/A
INTERMEDIATE GOVERNMENT BOND
06/30/2002*..........  0.39**        0.39**          4.17**         4.17**             35       286,319,554   3.69
12/31/2001...........    0.38          0.38            5.25           5.25             40       260,795,117   7.24
12/31/2000...........    0.37          0.37            5.82           5.82             48       208,106,902    N/A
12/31/1999...........    0.39          0.39            5.46           5.46             25       174,804,385    N/A
12/31/1998...........    0.39          0.39            5.46           5.46             70       158,574,467    N/A
12/31/1997...........    0.41          0.39            5.61           5.62             45       129,186,397    N/A
CORE BOND
06/30/2002*..........  0.39**        0.39**          5.03**         5.03**            241       849,469,470   2.94
12/31/2001...........    0.38          0.38            5.32           5.32            547       761,473,139   7.38
12/31/2000...........    0.38          0.38            6.28           6.28            521       641,903,354    N/A
12/31/1999...........    0.37          0.37            5.86           5.86            307       515,721,444    N/A
12/31/1998...........    0.38          0.38            5.98           5.98            102       551,935,530    N/A
12/31/1997...........    0.38          0.38            6.49           6.49             64       361,632,885    N/A

---------------

*   Unaudited.

**  Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO       END OF        TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR      RETURN
---------------------  --------   ---------------   ----------   ---------------   ---------   --------------   --------
BALANCED
06/30/2002*..........    0.52%**       0.50%**         2.57%**         2.59%**        151%     $  407,805,680     (6.44)%
12/31/2001...........    0.49          0.49            2.82            2.82           312         497,836,597     (4.75)
12/31/2000...........    0.49          0.49            2.93            2.93           286         512,675,482       N/A
12/31/1999...........    0.52          0.50            2.46            2.48           256         525,583,903       N/A
12/31/1998...........    0.48          0.48            3.22            3.22            91         505,995,739       N/A
12/31/1997...........    0.48          0.48            3.55            3.55            87         394,769,913       N/A
VALUE & INCOME
06/30/2002*..........  0.48**        0.48**            1.79**          1.79**          15       1,697,609,361     (4.19)
12/31/2001...........    0.48          0.48            2.07            2.07            32       1,653,702,046     (1.46)
12/31/2000...........    0.46          0.46            2.23            2.23            76       1,530,760,024       N/A
12/31/1999...........    0.46          0.46            1.75            1.75            43       1,414,634,230       N/A
12/31/1998...........    0.47          0.47            2.23            2.23            31       1,367,107,496       N/A
12/31/1997...........    0.47          0.47            2.27            2.27            33       1,215,071,169       N/A
GROWTH & INCOME
06/30/2002*..........  0.64**        0.64**            0.69**          0.69**          58         897,047,847    (12.59)
12/31/2001...........    0.63          0.63            0.50            0.50           153         968,765,767    (21.84)
12/31/2000...........    0.62          0.62            0.07            0.07            80       1,172,093,970       N/A
12/31/1999...........    0.62          0.62            0.07            0.07            86       1,242,236,443       N/A
12/31/1998...........    0.63          0.63            0.30            0.30            75         771,268,461       N/A
12/31/1997...........    0.64          0.64            0.65            0.65            87         376,260,408       N/A
EQUITY GROWTH
06/30/2002*..........  0.65**        0.65**            0.20**          0.20**          40       1,209,752,599    (14.18)
12/31/2001...........    0.64          0.64            0.09            0.09            63       1,230,944,333    (19.12)
12/31/2000...........    0.64          0.64            0.05            0.05            97       1,226,091,994       N/A
12/31/1999...........    0.64          0.64            0.12            0.12            44       1,266,869,154       N/A
12/31/1998...........    0.64          0.64            0.22            0.22           104         688,448,565       N/A
12/31/1997...........    0.65          0.65            0.43            0.43            91         426,312,188       N/A
MID-CAP VALUE(1)
06/30/2002*..........  1.10**        0.70**           (0.24)**         0.16**          83          27,267,963     (2.75)
12/31/2001...........  1.91**        0.70**           (0.48)**         0.73**          87          13,632,294      9.29
MID-CAP GROWTH(1)
06/30/2002*..........  0.96**        0.75**           (0.75)**        (0.54)**         76          30,872,094    (17.90)
12/31/2001...........  1.93**        0.75**           (1.50)**        (0.32)**         63          15,562,948    (12.05)
SMALL-CAP VALUE(2)
06/30/2002*..........  1.73**        0.85**           (0.66)**         0.22**           3           4,564,049     (8.32)

---------------

*   Annualized.

**  Unaudited.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO       END OF        TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR      RETURN
---------------------  --------   ---------------   ----------   ---------------   ---------   --------------   --------
SPECIAL EQUITY
06/30/2002*..........    0.83%**       0.83%**        (0.07)%**       (0.07)%**        56%     $1,257,620,683     (6.64)%
12/31/2001...........    0.83          0.83           (0.02)          (0.02)           88       1,323,223,840     (1.92)
12/31/2000...........    0.82          0.82            0.10            0.10            77       1,311,523,517       N/A
12/31/1999...........    0.84          0.84            0.13            0.13           171       1,171,034,281       N/A
12/31/1998...........    0.83          0.83            0.14            0.14           173         924,089,884       N/A
12/31/1997...........    0.84          0.84            0.41            0.41           146         743,388,261       N/A
SMALL-CAP GROWTH(2)
06/30/2002*..........  1.78**        0.90**           (1.65)**        (0.75)**         29           4,473,465     (9.63)
AGGRESSIVE EQUITY
06/30/2002*..........  1.00**        1.00**           (0.69)**        (0.69)**         44         342,240,193    (16.48)
12/31/2001...........    1.00          1.00           (0.72)          (0.72)           98         372,579,133    (30.23)
12/31/2000...........    0.98          0.98           (0.62)          (0.62)           62         435,760,615       N/A
12/31/1999...........    1.01          1.00           (0.47)          (0.46)          132         259,974,422       N/A
12/31/1998...........    1.10          1.00           (0.41)          (0.31)          121          81,327,707       N/A
12/31/1997...........    1.33          1.00           (0.52)          (0.19)          243          25,857,650       N/A
HIGH YIELD BOND
06/30/2002*..........  0.60**        0.60**            8.88**          8.88**          49         197,277,346     (1.51)
12/31/2001...........    0.59          0.59            9.41            9.41            90         174,019,465      5.94
12/31/2000...........    0.65          0.60            9.17            9.22           105         139,986,593       N/A
12/31/1999...........    0.61          0.60            8.45            8.46           145         124,990,408       N/A
12/31/1998...........    0.63          0.60            8.64            8.67            83          94,870,981       N/A
12/31/1997...........    0.74          0.60            8.46            8.60           109          39,700,131       N/A
INTERNATIONAL EQUITY
06/30/2002*..........  0.87**        0.87**            1.26**          1.26**           9         706,758,076     (1.97)
12/31/2001...........    0.88          0.88            0.67            0.67            28         632,888,725    (16.82)
12/31/2000...........    0.84          0.84            0.77            0.77            46         650,534,093       N/A
12/31/1999...........    0.86          0.86            0.74            0.74            35         592,713,641       N/A
12/31/1998...........    0.88          0.87            1.05            1.06            33         320,218,173       N/A
12/31/1997...........    0.88          0.87            0.90            0.91            31         205,306,068       N/A

---------------

*   Unaudited.

**  Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                        TRUSTEES INFORMATION (UNAUDITED)

Each portfolio is supervised by the Board of Trustees of Diversified Investors Portfolios. The respective Trustees and officers of each Portfolio Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Portfolios' Trustees may be found in Diversified Investors Portfolios' Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Joseph P. Carusone, 36.................   Treasurer since 2001     Vice President and Director,
                                                                   Diversified Investment Advisors,
                                                                   Inc.; Vice President, Assistant
                                                                   Vice President and Assistant
                                                                   Treasurer, The Bank of New York.

Robert F. Colby, 46....................   Secretary since 1993     Vice President and General Counsel,
                                                                   Diversified Investment Advisors,
                                                                   Inc.; Vice President, Diversified
                                                                   Investors Securities Corp.; Vice
                                                                   President and Assistant Secretary,
                                                                   AUSA Life Insurance Company, Inc.

John F. Hughes, 60.....................   Assistant Secretary      Assistant Secretary, Vice President
                                           since 1993              and Senior Counsel, Diversified
                                                                   Investment Advisors, Inc.; Vice
                                                                   President, AUSA Life Insurance
                                                                   Company, Inc.; Assistant Secretary,
                                                                   Diversified Investors Securities
                                                                   Corp.

Mark Mullin, 39........................   Trustee since 1995       Vice President and Chief Investment
                                                                   Officer, Diversified Investment
                                                                   Advisors, Inc.

Tom A. Schlossberg, 51.................   Trustee, President       Director, Chairman of the Board,
                                           since 1993              President and Chief Executive
                                                                   Officer, Diversified Investment
                                                                   Advisors, Inc.

DISINTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Neal M. Jewell, 67.....................   Trustee since 1993       Consultant; Independent Trustee,
355 Thornridge Drive                                               EAI Select (a registered investment
Stamford, CT 06903                                                 company)

Eugene M. Mannella, 48.................   Trustee since 1993       Executive Vice President,
2 Orchard Neck Road                                                Investment Management Services,
Center Moriches, NY 11934                                          Inc.

Patricia L. Sawyer, 51.................   Trustee since 1993       President and Executive Search
Smith & Sawyer LLP                                                 Consultant, Smith & Sawyer LLC
P.O. Box 8063
Vero Beach, FL 32963

                         S&P 500 INDEX MASTER PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 99.38%
              ADVERTISING -- 0.22%
    108,757   Interpublic Group of
                Companies Inc. ............  $    2,692,823
     53,258   Omnicom Group Inc. ..........       2,439,216
     31,712   TMP Worldwide Inc.(1)........         681,808
                                             --------------
                                                  5,813,847
                                             --------------
              AEROSPACE/DEFENSE -- 1.76%
    238,807   Boeing Co. (The).............      10,746,315
     57,421   General Dynamics Corp. ......       6,106,723
     29,030   Goodrich Corp. ..............         793,100
    128,309   Lockheed Martin Corp. .......       8,917,475
     32,114   Northrop Grumman Corp. ......       4,014,250
    113,363   Raytheon Co. ................       4,619,542
     52,044   Rockwell Collins Inc. .......       1,427,046
    134,616   United Technologies Corp. ...       9,140,426
                                             --------------
                                                 45,764,877
                                             --------------
              AIRLINES -- 0.19%
     44,160   AMR Corp.(1).................         744,538
     35,083   Delta Air Lines Inc. ........         701,660
    219,686   Southwest Airlines Co. ......       3,550,126
                                             --------------
                                                  4,996,324
                                             --------------
              APPAREL -- 0.31%
     36,664   Jones Apparel Group
                Inc.(1)....................       1,374,900
     30,363   Liz Claiborne Inc. ..........         965,543
     76,419   Nike Inc. "B"................       4,099,879
     16,938   Reebok International
                Ltd.(1)....................         499,671
     31,348   VF Corp. ....................       1,229,155
                                             --------------
                                                  8,169,148
                                             --------------
              AUTO MANUFACTURERS -- 0.72%
    516,056   Ford Motor Company...........       8,256,896
    159,670   General Motors Corp. "A".....       8,534,361
     17,214   Navistar International
                Corp. .....................         550,848
     32,973   PACCAR Inc. .................       1,463,672
                                             --------------
                                                 18,805,777
                                             --------------
              AUTO PARTS & EQUIPMENT -- 0.26%
     20,819   Cooper Tire & Rubber Co. ....         427,830
     42,295   Dana Corp. ..................         783,726
    159,678   Delphi Automotive Systems
                Corp. .....................       2,107,750
     46,485   Goodyear Tire & Rubber Co.
                (The)......................         869,734

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              AUTO PARTS & EQUIPMENT (CONTINUED)
     36,275   TRW Inc. ....................  $    2,066,949
     37,234   Visteon Corp. ...............         528,723
                                             --------------
                                                  6,784,712
                                             --------------
              BANKS -- 8.20%
    102,952   AmSouth Bancorp..............       2,304,066
    438,223   Bank of America Corp. .......      30,833,370
    207,228   Bank of New York Co. Inc.
                (The)......................       6,993,945
    334,151   Bank One Corp. ..............      12,858,130
    136,432   BB&T Corp. ..................       5,266,275
     63,985   Charter One Financial
                Inc. ......................       2,199,804
     50,167   Comerica Inc. ...............       3,080,254
    167,648   Fifth Third Bancorp..........      11,173,739
     36,095   First Tennessee National
                Corp. .....................       1,382,438
    298,062   FleetBoston Financial
                Corp. .....................       9,642,306
     44,081   Golden West Financial
                Corp. .....................       3,031,891
     70,388   Huntington Bancshares
                Inc. ......................       1,366,935
    566,802   JP Morgan Chase & Co. .......      19,225,924
    121,264   KeyCorp......................       3,310,507
     60,412   Marshall & Ilsley Corp. .....       1,868,543
    125,552   Mellon Financial Corp. ......       3,946,099
    173,350   National City Corp. .........       5,763,887
     63,119   Northern Trust Corp. ........       2,781,023
     80,850   PNC Financial Services Group
                (The)......................       4,226,838
     65,294   Regions Financial Corp. .....       2,295,084
     98,702   SouthTrust Corp. ............       2,578,096
     92,593   State Street Corp. ..........       4,138,907
     81,486   SunTrust Banks Inc. .........       5,518,232
     84,068   Synovus Financial Corp. .....       2,313,551
    544,233   U.S. Bancorp.................      12,707,841
     57,701   Union Planters Corp. ........       1,867,781
    389,628   Wachovia Corp. ..............      14,875,997
    277,356   Washington Mutual Inc. ......      10,292,681
    487,003   Wells Fargo & Co. ...........      24,379,370
     26,124   Zions Bancorporation.........       1,361,060
                                             --------------
                                                213,584,574
                                             --------------
              BEVERAGES -- 3.21%
    249,528   Anheuser-Busch Companies
                Inc. ......................      12,476,400
     19,447   Brown-Forman Corp. "B".......       1,341,843
    707,077   Coca-Cola Co. (The)..........      39,596,312
    127,168   Coca-Cola Enterprises
                Inc. ......................       2,807,869

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BEVERAGES (CONTINUED)
     10,270   Coors (Adolf) Company "B"....  $      639,821
     80,449   Pepsi Bottling Group Inc. ...       2,477,829
    503,343   PepsiCo Inc. ................      24,261,133
                                             --------------
                                                 83,601,207
                                             --------------
              BIOTECHNOLOGY -- 0.80%
    295,784   Amgen Inc.(1)................      12,387,434
     42,282   Biogen Inc.(1)...............       1,751,743
     54,093   Chiron Corp.(1)..............       1,912,188
     60,879   Genzyme Corp. -- General
                Division(1)................       1,171,312
    157,169   Immunex Corp.(1).............       3,511,155
                                             --------------
                                                 20,733,832
                                             --------------
              BUILDING MATERIALS -- 0.25%
     20,662   American Standard Companies
                Inc.(1)....................       1,551,716
    137,759   Masco Corp. .................       3,734,646
     28,873   Vulcan Materials Co. ........       1,264,637
                                             --------------
                                                  6,550,999
                                             --------------
              CHEMICALS -- 1.49%
     64,681   Air Products & Chemicals
                Inc. ......................       3,264,450
     19,753   Ashland Inc. ................         799,996
    258,402   Dow Chemical Co. (The).......       8,883,861
    282,747   Du Pont (E.I.) de Nemours &
                Co. .......................      12,553,967
     22,004   Eastman Chemical Co. ........       1,031,988
     36,889   Engelhard Corp. .............       1,044,696
     14,288   Great Lakes Chemical
                Corp. .....................         378,489
     31,041   Hercules Inc.(1).............         360,076
     48,048   PPG Industries Inc. .........       2,974,171
     46,505   Praxair Inc. ................       2,649,390
     62,893   Rohm & Haas Co. "A"..........       2,546,538
     43,451   Sherwin-Williams Co. (The)...       1,300,488
     20,836   Sigma-Aldrich Corp. .........       1,044,925
                                             --------------
                                                 38,833,035
                                             --------------
              COMMERCIAL SERVICES -- 1.10%
     49,162   Apollo Group Inc. "A"(1).....       1,937,966
     52,241   Block (H & R) Inc. ..........       2,410,922
    296,952   Cendant Corp.(1).............       4,715,598
    145,338   Concord EFS Inc.(1)..........       4,380,487
     49,223   Convergys Corp.(1)...........         958,864

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMMERCIAL SERVICES (CONTINUED)
     18,054   Deluxe Corp. ................  $      702,120
     32,246   Donnelley (R.R.) & Sons
                Co. .......................         888,377
     36,714   Ecolab Inc. .................       1,697,288
     41,218   Equifax Inc. ................       1,112,886
     81,833   McKesson Corp. ..............       2,675,939
     43,927   Moody's Corp. ...............       2,185,368
    106,785   Paychex Inc. ................       3,341,303
     33,793   Quintiles Transnational
                Corp.(1)...................         422,075
     50,151   Robert Half International
                Inc.(1)....................       1,168,518
                                             --------------
                                                 28,597,711
                                             --------------
              COMPUTERS -- 4.73%
    101,262   Apple Computer Inc.(1).......       1,794,363
  2,084,319   Cisco Systems Inc.(1)........      29,076,250
     48,646   Computer Sciences Corp.(1)...       2,325,279
    738,960   Dell Computer Corp.(1).......      19,316,414
    136,370   Electronic Data Systems
                Corp. .....................       5,066,145
    632,963   EMC Corp.(1).................       4,778,871
     92,246   Gateway Inc.(1)..............         409,572
    859,511   Hewlett-Packard Co. .........      13,133,328
    487,348   International Business
                Machines Corp. ............      35,089,056
     36,936   Lexmark International Inc.
                "A"(1).....................       2,009,318
     28,036   NCR Corp.(1).................         970,046
     95,043   Network Appliance Inc.(1)....       1,182,335
    164,909   Palm Inc.(1).................         290,240
    924,163   Sun Microsystems Inc.(1).....       4,630,057
     91,623   Unisys Corp.(1)..............         824,607
    116,493   Veritas Software Corp.(1)....       2,305,396
                                             --------------
                                                123,201,277
                                             --------------
              COSMETICS/PERSONAL CARE -- 2.51%
     16,449   Alberto-Culver Co. "B".......         786,262
     67,313   Avon Products Inc. ..........       3,516,431
    155,758   Colgate-Palmolive Co. .......       7,795,688
    300,853   Gillette Co. (The)...........      10,189,891
     26,830   International Flavors &
                Fragrances Inc. ...........         871,707
    147,717   Kimberly-Clark Corp. ........       9,158,454
    369,979   Procter & Gamble Co. ........      33,039,125
                                             --------------
                                                 65,357,558
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              DISTRIBUTION/WHOLESALE -- 0.31%
    129,265   Costco Wholesale Corp.(1)....  $    4,992,214
     49,605   Genuine Parts Co. ...........       1,729,726
     26,657   Grainger (W.W.) Inc. ........       1,335,516
                                             --------------
                                                  8,057,456
                                             --------------
              DIVERSIFIED FINANCIAL SERVICES -- 6.44%
    378,609   American Express Co. ........      13,751,079
     28,375   Bear Stearns Companies Inc.
                (The)......................       1,736,550
     62,594   Capital One Financial
                Corp. .....................       3,821,364
  1,465,290   Citigroup Inc. ..............      56,779,988
     35,185   Countrywide Credit Industries
                Inc. ......................       1,697,676
    283,887   Fannie Mae...................      20,936,666
     74,558   Franklin Resources Inc. .....       3,179,153
    197,856   Freddie Mac..................      12,108,787
    129,964   Household International
                Inc. ......................       6,459,211
     69,475   Lehman Brothers Holdings
                Inc. ......................       4,343,577
    242,491   MBNA Corp. ..................       8,019,177
    245,589   Merrill Lynch & Co. Inc. ....       9,946,354
    313,614   Morgan Stanley Dean Witter &
                Co. .......................      13,510,491
     82,198   Providian Financial Corp. ...         483,324
    390,394   Schwab (Charles) Corp.
                (The)......................       4,372,413
     44,221   SLM Corp. ...................       4,285,015
     63,301   Stilwell Financial Inc. .....       1,152,078
     35,224   T. Rowe Price Group Inc. ....       1,158,165
                                             --------------
                                                167,741,068
                                             --------------
              ELECTRIC -- 2.68%
    152,106   AES Corp. (The)(1)...........         824,415
     35,728   Allegheny Energy Inc. .......         919,996
     41,093   Ameren Corp. ................       1,767,410
     96,474   American Electric Power Co.
                Inc. ......................       3,860,889
    106,447   Calpine Corp.(1).............         748,322
     47,563   Cinergy Corp. ...............       1,711,792
     38,374   CMS Energy Corp. ............         421,347
     60,536   Consolidated Edison Inc. ....       2,527,378
     46,697   Constellation Energy Group
                Inc. ......................       1,370,090
     78,739   Dominion Resources Inc. .....       5,212,522
     47,443   DTE Energy Co. ..............       2,117,856
    236,234   Duke Energy Corp. ...........       7,346,877
     92,753   Edison International(1)......       1,576,801
     63,848   Entergy Corp. ...............       2,709,709

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              ELECTRIC (CONTINUED)
     91,670   Exelon Corp. ................  $    4,794,341
     84,732   FirstEnergy Corp. ...........       2,828,354
     50,107   FPL Group Inc. ..............       3,005,919
    114,436   Mirant Corp.(1)..............         835,383
     59,078   NiSource Inc. ...............       1,289,673
    110,858   PG&E Corp.(1)................       1,983,250
     24,143   Pinnacle West Capital
                Corp. .....................         953,648
     41,889   PPL Corp. ...................       1,385,688
     62,982   Progress Energy Inc. ........       3,275,694
     58,710   Public Service Enterprise
                Group Inc. ................       2,542,143
     86,419   Reliant Energy Inc. .........       1,460,481
    200,557   Southern Co. ................       5,495,262
     43,817   TECO Energy Inc. ............       1,084,471
     75,811   TXU Corp. ...................       3,908,057
    112,218   Xcel Energy Inc. ............       1,881,896
                                             --------------
                                                 69,839,664
                                             --------------
              ELECTRICAL COMPONENTS & EQUIPMENT -- 0.35%
     55,787   American Power Conversion
                Corp.(1)...................         704,590
    119,850   Emerson Electric Co. ........       6,413,174
     55,093   Molex Inc. ..................       1,847,268
     22,520   Power-One Inc.(1)............         140,074
                                             --------------
                                                  9,105,106
                                             --------------
              ELECTRONICS -- 0.60%
    132,164   Agilent Technologies
                Inc.(1)....................       3,125,679
     60,462   Applera Corp. -- Applied
                Biosystems Group...........       1,178,404
     56,239   Jabil Circuit Inc.(1)........       1,187,205
     25,226   Johnson Controls Inc. .......       2,058,694
     13,759   Millipore Corp. .............         440,013
     33,509   Parker Hannifin Corp. .......       1,601,395
     35,791   PerkinElmer Inc. ............         395,491
    149,198   Sanmina-SCI Corp.(1).........         941,439
    234,270   Solectron Corp.(1)...........       1,440,761
     65,276   Symbol Technologies Inc. ....         554,846
     25,969   Tektronix Inc.(1)............         485,880
     49,065   Thermo Electron Corp.(1).....         809,573
     16,596   Thomas & Betts Corp. ........         308,686
     37,399   Waters Corp.(1)..............         998,553
                                             --------------
                                                 15,526,619
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              ENGINEERING & CONSTRUCTION -- 0.03%
     22,933   Fluor Corp. .................  $      893,240
                                             --------------
              ENTERTAINMENT -- 0.06%
     25,650   International Game
                Technology(1)..............       1,454,355
                                             --------------
              ENVIRONMENTAL CONTROL -- 0.20%
     56,125   Allied Waste Industries
                Inc.(1)....................         538,800
    175,953   Waste Management Inc. .......       4,583,576
                                             --------------
                                                  5,122,376
                                             --------------
              FOOD -- 2.40%
    115,775   Albertson's Inc. ............       3,526,507
    185,483   Archer-Daniels-Midland
                Co. .......................       2,372,328
    116,778   Campbell Soup Co. ...........       3,230,079
    152,937   ConAgra Foods Inc. ..........       4,228,708
    104,291   General Mills Inc. ..........       4,597,147
     99,740   Heinz (H.J.) Co. ............       4,099,314
     38,857   Hershey Foods Corp. .........       2,428,563
    116,466   Kellogg Co. .................       4,176,471
    226,071   Kroger Co.(1)................       4,498,813
    137,588   Safeway Inc.(1)..............       4,016,194
    223,334   Sara Lee Corp. ..............       4,609,614
     37,909   SUPERVALU Inc. ..............         929,908
    188,848   Sysco Corp. .................       5,140,443
    162,719   Unilever NV -- NY Shares.....      10,544,191
     40,017   Winn-Dixie Stores Inc. ......         623,865
     64,151   Wrigley (William Jr.) Co. ...       3,550,758
                                             --------------
                                                 62,572,903
                                             --------------
              FOREST PRODUCTS & PAPER -- 0.65%
     16,570   Boise Cascade Corp. .........         572,162
     65,552   Georgia-Pacific Corp. .......       1,611,268
    137,475   International Paper Co. .....       5,991,160
     29,769   Louisiana-Pacific Corp. .....         315,254
     56,887   MeadWestvaco Corp. ..........       1,909,128
     52,574   Plum Creek Timber Co.
                Inc. ......................       1,614,022
     15,077   Temple-Inland Inc. ..........         872,355
     62,190   Weyerhaeuser Co. ............       3,970,832
                                             --------------
                                                 16,856,181
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              GAS -- 0.14%
     40,062   KeySpan Corp. ...............  $    1,508,334
     12,604   Nicor Inc. ..................         576,633
     10,096   Peoples Energy Corp. ........         368,100
     58,454   Sempra Energy................       1,293,587
                                             --------------
                                                  3,746,654
                                             --------------
              HAND/MACHINE TOOLS -- 0.10%
     22,899   Black & Decker Corp. ........       1,103,732
     16,561   Snap-On Inc. ................         491,696
     24,273   Stanley Works (The)..........         995,436
                                             --------------
                                                  2,590,864
                                             --------------
              HEALTH CARE -- 4.50%
     41,542   Aetna Inc. ..................       1,992,770
     14,974   Bard (C.R.) Inc. ............         847,229
     15,348   Bausch & Lomb Inc. ..........         519,530
    171,122   Baxter International Inc. ...       7,606,373
     73,543   Becton Dickinson & Co. ......       2,533,556
     76,292   Biomet Inc. .................       2,069,039
    115,575   Boston Scientific Corp.(1)...       3,388,659
     87,105   Guidant Corp.(1).............       2,633,184
    146,337   HCA Inc. ....................       6,951,008
     68,692   Health Management Associates
                Inc. "A"(1)................       1,384,144
    112,024   HEALTHSOUTH Corp.(1).........       1,432,787
     48,176   Humana Inc.(1)...............         752,991
    857,243   Johnson & Johnson............      44,799,519
     28,556   Manor Care Inc.(1)...........         656,788
    345,624   Medtronic Inc. ..............      14,809,988
     25,084   St. Jude Medical Inc.(1).....       1,852,453
     56,180   Stryker Corp.(1).............       3,006,192
     92,769   Tenet Healthcare Corp.(1)....       6,637,622
     87,664   UnitedHealth Group Inc. .....       8,025,639
     41,284   WellPoint Health Networks
                Inc.(1)....................       3,212,308
     55,286   Zimmer Holdings Inc.(1)......       1,971,499
                                             --------------
                                                117,083,278
                                             --------------
              HOME BUILDERS -- 0.11%
     17,426   Centex Corp. ................       1,007,049
     14,618   KB HOME......................         752,973
     17,330   Pulte Homes Inc. ............         996,128
                                             --------------
                                                  2,756,150
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              }yHome Furnishings -- 0.14%
     55,805   Leggett & Platt Inc. ........  $    1,305,837
     22,075   Maytag Corp. ................         941,499
     19,343   Whirlpool Corp. .............       1,264,258
                                             --------------
                                                  3,511,594
                                             --------------
              HOUSEHOLD PRODUCTS/WARES -- 0.40%
     18,547   American Greetings Corp.
                "A"........................         308,993
     31,272   Avery Dennison Corp. ........       1,962,318
     65,576   Clorox Co. ..................       2,711,568
     42,750   Fortune Brands Inc. .........       2,394,000
     75,996   Newell Rubbermaid Inc. ......       2,664,420
     16,584   Tupperware Corp. ............         344,781
                                             --------------
                                                 10,386,080
                                             --------------
              INSURANCE -- 4.79%
     74,646   ACE Ltd. ....................       2,358,814
    147,488   AFLAC Inc. ..................       4,719,616
    201,960   Allstate Corp. (The).........       7,468,481
     30,172   Ambac Financial Group
                Inc. ......................       2,027,558
    743,853   American International Group
                Inc. ......................      50,753,090
     77,437   AON Corp. ...................       2,282,843
     48,805   Chubb Corp. .................       3,455,394
     40,105   CIGNA Corp. .................       3,907,029
     46,193   Cincinnati Financial
                Corp. .....................       2,149,360
     98,502   Conseco Inc.(1)..............         197,004
     83,830   Hancock (John) Financial
                Services Inc. .............       2,950,816
     70,439   Hartford Financial Services
                Group Inc. ................       4,189,007
     42,764   Jefferson-Pilot Corp. .......       2,009,908
     53,240   Lincoln National Corp. ......       2,236,080
     53,815   Loews Corp. .................       2,851,657
     77,955   Marsh & McLennan Companies
                Inc. ......................       7,530,453
     42,050   MBIA Inc. ...................       2,377,087
    200,825   MetLife Inc. ................       5,783,760
     30,089   MGIC Investment Corp. .......       2,040,034
     62,620   Progressive Corp. (The)......       3,622,567
     36,384   SAFECO Corp. ................       1,123,902
     59,305   St. Paul Companies Inc. .....       2,308,151
     34,566   Torchmark Corp. .............       1,320,421

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     69,157   UNUMProvident Corp. .........  $    1,760,046
     38,574   XL Capital Ltd. "A"..........       3,267,218
                                             --------------
                                                124,690,296
                                             --------------
              IRON/STEEL -- 0.09%
     22,939   Allegheny Technologies
                Inc. ......................         362,436
     22,214   Nucor Corp. .................       1,444,799
     28,818   United States Steel Corp. ...         573,190
                                             --------------
                                                  2,380,425
                                             --------------
              LEISURE TIME -- 0.43%
     25,633   Brunswick Corp. .............         717,724
    166,965   Carnival Corp. "A"...........       4,623,261
     86,166   Harley-Davidson Inc. ........       4,417,731
     41,131   Sabre Holdings Corp.(1)......       1,472,490
                                             --------------
                                                 11,231,206
                                             --------------
              LODGING -- 0.28%
     32,644   Harrah's Entertainment
                Inc.(1)....................       1,447,761
    105,484   Hilton Hotels Corp. .........       1,466,228
     69,136   Marriott International Inc.
                "A"........................       2,630,625
     56,757   Starwood Hotels & Resorts
                Worldwide Inc. ............       1,866,738
                                             --------------
                                                  7,411,352
                                             --------------
              MACHINERY -- 0.53%
     97,900   Caterpillar Inc. ............       4,792,205
     11,786   Cummins Inc. ................         390,117
     67,678   Deere & Co. .................       3,241,776
     57,725   Dover Corp. .................       2,020,375
     48,104   Ingersoll-Rand Co. "A".......       2,196,429
     17,941   McDermott International
                Inc.(1)....................         145,322
     52,773   Rockwell International
                Corp. .....................       1,054,405
                                             --------------
                                                 13,840,629
                                             --------------
              MANUFACTURERS -- 5.00%
     26,492   Cooper Industries Ltd. "A"...       1,041,136
     17,013   Crane Co. ...................         431,790
     42,979   Danaher Corp. ...............       2,851,657
     82,977   Eastman Kodak Co. ...........       2,420,439
     19,985   Eaton Corp. .................       1,453,909
  2,829,129   General Electric Co. ........      82,186,197
    232,761   Honeywell International
                Inc. ......................       8,200,170
     87,155   Illinois Tool Works Inc. ....       5,952,687
     25,835   ITT Industries Inc. .........       1,823,951

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MANUFACTURERS (CONTINUED)
     34,940   Pall Corp. ..................  $      725,005
     39,827   Textron Inc. ................       1,867,886
    110,841   3M Co. ......................      13,633,443
    568,478   Tyco International Ltd. .....       7,680,138
                                             --------------
                                                130,268,408
                                             --------------
              MEDIA -- 3.23%
  1,267,617   AOL Time Warner Inc.(1)......      18,646,646
    174,418   Clear Channel Communications
                Inc.(1)....................       5,584,864
    269,248   Comcast Corp. "A"(1).........       6,418,872
     23,978   Dow Jones & Co. Inc. ........       1,161,734
     75,902   Gannett Co. Inc. ............       5,760,962
     23,715   Knight Ridder Inc. ..........       1,492,859
     55,229   McGraw-Hill Companies Inc.
                (The)......................       3,297,171
     14,122   Meredith Corp. ..............         541,579
     43,134   New York Times Co. "A".......       2,221,401
     85,704   Tribune Co. .................       3,728,124
     65,173   Univision Communications
                Inc.(1)....................       2,046,432
    503,191   Viacom Inc. "B"(1)...........      22,326,585
    580,917   Walt Disney Co. (The)........      10,979,331
                                             --------------
                                                 84,206,560
                                             --------------
              METAL FABRICATE/HARDWARE -- 0.02%
     24,323   Worthington Industries
                Inc. ......................         440,246
                                             --------------
              MINING -- 0.82%
     91,447   Alcan Inc. ..................       3,431,091
    241,027   Alcoa Inc. ..................       7,990,045
    154,027   Barrick Gold Corp. ..........       2,924,973
     41,082   Freeport-McMoRan Copper &
                Gold Inc.(1)...............         733,314
     51,879   Inco Ltd.(1).................       1,174,541
    111,519   Newmont Mining Corp. ........       2,936,295
     25,256   Phelps Dodge Corp. ..........       1,040,547
     93,914   Placer Dome Inc. ............       1,052,776
                                             --------------
                                                 21,283,582
                                             --------------
              OFFICE/BUSINESS EQUIPMENT -- 0.16%
     68,502   Pitney Bowes Inc. ...........       2,720,899
    204,969   Xerox Corp.(1)...............       1,428,634
                                             --------------
                                                  4,149,533
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              OIL & GAS PRODUCERS -- 7.01%
     25,328   Amerada Hess Corp. ..........  $    2,089,560
     70,693   Anadarko Petroleum Corp. ....       3,485,165
     40,894   Apache Corp. ................       2,350,587
     57,265   Burlington Resources Inc. ...       2,176,070
    303,892   ChevronTexaco Corp. .........      26,894,442
    178,407   Conoco Inc. .................       4,959,715
     44,507   Devon Energy Corp. ..........       2,193,305
     33,035   EOG Resources Inc. ..........       1,311,490
  1,930,736   Exxon Mobil Corp. ...........      79,005,717
     28,543   Kerr-McGee Corp. ............       1,528,478
     34,771   Kinder Morgan Inc. ..........       1,321,993
     88,168   Marathon Oil Corp. ..........       2,391,116
     41,030   Nabors Industries Ltd. ......       1,448,359
     38,277   Noble Corp. .................       1,477,492
    106,740   Occidental Petroleum
                Corp. .....................       3,201,133
    108,981   Phillips Petroleum Co. ......       6,416,801
     26,736   Rowan Companies Inc.(1)......         573,487
    604,668   Royal Dutch Petroleum Co. --
                NY Shares..................      33,420,000
     21,715   Sunoco Inc. .................         773,705
     90,868   Transocean Sedco Forex
                Inc. ......................       2,830,538
     69,636   Unocal Corp. ................       2,572,354
                                             --------------
                                                182,421,507
                                             --------------
              OIL & GAS SERVICES -- 0.55%
     96,034   Baker Hughes Inc. ...........       3,196,972
     44,594   BJ Services Co.(1)...........       1,510,845
    124,019   Halliburton Co. .............       1,976,863
    164,292   Schlumberger Ltd. ...........       7,639,578
                                             --------------
                                                 14,324,258
                                             --------------
              PACKAGING & CONTAINERS -- 0.13%
     16,169   Ball Corp. ..................         670,690
     15,072   Bemis Co. ...................         715,920
     45,020   Pactiv Corp.(1)..............       1,071,476
     23,893   Sealed Air Corp.(1)..........         962,171
                                             --------------
                                                  3,420,257
                                             --------------
              PHARMACEUTICALS -- 7.98%
    444,283   Abbott Laboratories..........      16,727,255
     36,795   Allergan Inc. ...............       2,456,066
     29,858   AmerisourceBergen Corp. .....       2,269,208
    551,816   Bristol-Myers Squibb Co. ....      14,181,671
    128,586   Cardinal Health Inc. ........       7,896,466

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
     50,857   Forest Laboratories Inc.
                "A"(1).....................  $    3,600,676
     70,599   King Pharmaceuticals
                Inc.(1)....................       1,570,828
    320,048   Lilly (Eli) and Co. .........      18,050,707
     71,195   MedImmune Inc.(1)............       1,879,548
    644,859   Merck & Co. Inc. ............      32,655,660
  1,777,773   Pfizer Inc. .................      62,222,055
    368,131   Pharmacia Corp. .............      13,786,506
    417,381   Schering-Plough Corp. .......      10,267,573
     30,318   Watson Pharmaceuticals
                Inc.(1)....................         766,136
    377,569   Wyeth........................      19,331,533
                                             --------------
                                                207,661,888
                                             --------------
              PIPELINES -- 0.19%
    102,833   Dynegy Inc. "A"..............         740,398
    164,159   El Paso Corp. ...............       3,383,317
    146,989   Williams Companies Inc. .....         880,464
                                             --------------
                                                  5,004,179
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.29%
    118,665   Equity Office Properties
                Trust......................       3,571,817
     78,170   Equity Residential Properties
                Trust......................       2,247,388
     50,084   Simon Property Group Inc. ...       1,845,095
                                             --------------
                                                  7,664,300
                                             --------------
              RETAIL -- 7.62%
     30,022   AutoZone Inc.(1).............       2,320,670
     83,108   Bed Bath & Beyond Inc.(1)....       3,136,496
     91,261   Best Buy Co. Inc.(1).........       3,312,774
     33,009   Big Lots Inc. ...............         649,617
     59,740   Circuit City Stores
                Inc. -- Circuit City
                Group......................       1,120,125
    111,577   CVS Corp. ...................       3,414,256
     49,303   Darden Restaurants Inc. .....       1,217,784
     23,974   Dillards Inc. "A"............         630,276
     94,759   Dollar General Corp. ........       1,803,264
     49,276   Family Dollar Stores Inc. ...       1,736,979
     57,257   Federated Department Stores
                Inc.(1)....................       2,273,103
    246,753   Gap Inc. (The)...............       3,503,893
    670,404   Home Depot Inc. .............      24,623,939
     95,683   Kohls Corp.(1)...............       6,705,465
    147,715   Limited Inc. (The)...........       3,146,330
    221,136   Lowe's Companies Inc. .......      10,039,574

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
     81,491   May Department Stores Co.
                (The)......................  $    2,683,499
    362,113   McDonald's Corp. ............      10,302,115
     38,322   Nordstrom Inc. ..............         867,993
     87,781   Office Depot Inc.(1).........       1,474,721
     76,101   Penney (J.C.) Co. Inc.
                (The)......................       1,675,744
     49,490   RadioShack Corp. ............       1,487,669
     89,764   Sears, Roebuck and Co. ......       4,874,185
    133,099   Staples Inc.(1)..............       2,622,050
    109,907   Starbucks Corp.(1)...........       2,731,189
    258,141   Target Corp. ................       9,835,172
     41,477   Tiffany & Co. ...............       1,459,990
    153,662   TJX Companies Inc. ..........       3,013,312
     59,907   Toys R Us Inc.(1)............       1,046,575
    291,347   Walgreen Co. ................      11,254,735
  1,266,288   Wal-Mart Stores Inc. ........      69,658,503
     32,623   Wendy's International
                Inc. ......................       1,299,374
     84,396   Yum! Brands Inc. ............       2,468,583
                                             --------------
                                                198,389,954
                                             --------------
              SEMICONDUCTORS -- 3.24%
     97,208   Advanced Micro Devices
                Inc.(1)....................         944,862
    109,385   Altera Corp.(1)..............       1,487,636
    103,905   Analog Devices Inc.(1).......       3,085,979
    466,314   Applied Materials Inc.(1)....       8,869,292
     85,219   Applied Micro Circuits
                Corp.(1)...................         403,086
     76,455   Broadcom Corp. "A"(1)........       1,341,021
  1,903,400   Intel Corp. .................      34,775,118
     53,839   KLA-Tencor Corp.(1)..........       2,368,378
     90,359   Linear Technology Corp. .....       2,839,983
    105,316   LSI Logic Corp.(1)...........         921,515
     91,929   Maxim Integrated Products
                Inc.(1)....................       3,523,639
    171,248   Micron Technology Inc.(1)....       3,462,635
     51,022   National Semiconductor
                Corp.(1)...................       1,488,312
     41,332   Novellus Systems Inc.(1).....       1,405,288
     42,575   NVIDIA Corp.(1)..............         731,439
     47,351   PMC-Sierra Inc.(1)...........         438,944
     26,456   QLogic Corp.(1)..............       1,007,974
     52,064   Teradyne Inc.(1).............       1,223,504
    493,756   Texas Instruments Inc. ......      11,702,017

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     57,169   Vitesse Semiconductor
                Corp.(1)...................  $      177,796
     95,516   Xilinx Inc.(1)...............       2,142,424
                                             --------------
                                                 84,340,842
                                             --------------
              SOFTWARE -- 5.22%
     68,261   Adobe Systems Inc. ..........       1,945,439
     32,653   Autodesk Inc. ...............         432,652
    176,545   Automatic Data Processing
                Inc. ......................       7,688,535
     69,119   BMC Software Inc.(1).........       1,147,375
     51,813   Citrix Systems Inc.(1).......         312,951
    164,693   Computer Associates
                International Inc. ........       2,616,972
    106,296   Compuware Corp.(1)...........         645,217
    217,683   First Data Corp. ............       8,097,808
     54,442   Fiserv Inc.(1)...............       1,998,566
     82,197   IMS Health Inc. .............       1,475,436
     60,243   Intuit Inc.(1)...............       2,995,282
     23,824   Mercury Interactive
                Corp.(1)...................         546,999
  1,541,698   Microsoft Corp.(1)...........      84,330,881
    103,225   Novell Inc.(1)...............         331,352
  1,563,264   Oracle Corp.(1)..............      14,804,110
     74,246   Parametric Technology
                Corp.(1)...................         254,664
     88,406   PeopleSoft Inc.(1)...........       1,315,481
     55,340   Rational Software Corp.(1)...         454,341
    134,819   Siebel Systems Inc.(1).......       1,917,126
    170,210   Yahoo! Inc.(1)...............       2,512,300
                                             --------------
                                                135,823,487
                                             --------------
              TELECOMMUNICATION EQUIPMENT -- 0.90%
    226,100   ADC Telecommunications
                Inc.(1)....................         517,769
     27,922   Andrew Corp.(1)..............         400,122
    102,817   Avaya Inc.(1)................         508,944
    122,591   CIENA Corp.(1)...............         513,656
     53,189   Comverse Technology
                Inc.(1)....................         492,530
    387,621   JDS Uniphase Corp.(1)........       1,034,948
    975,487   Lucent Technologies
                Inc.(1)....................       1,619,308
    646,462   Motorola Inc. ...............       9,321,982
  1,092,378   Nortel Networks Corp. .......       1,583,948
    219,115   QUALCOMM Inc.(1).............       6,023,471
     44,587   Scientific-Atlanta Inc. .....         733,456
    116,969   Tellabs Inc.(1)..............         725,208
                                             --------------
                                                 23,475,342
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 1.56%
    770,421   AT&T Wireless Services
                Inc.(1)....................  $    4,506,963
     80,226   Citizens Communications
                Co.(1).....................         670,689
    270,506   Corning Inc. ................         960,296
    231,989   Nextel Communications Inc.
                "A"(1).....................         744,685
    477,389   Qwest Communications
                International Inc. ........       1,336,689
    282,553   Sprint Corp. (PCS
                Group)(1)..................       1,263,012
    775,201   Verizon Communications
                Inc. ......................      31,124,320
                                             --------------
                                                 40,606,654
                                             --------------
              TELEPHONE -- 2.51%
     88,520   Alltel Corp. ................       4,160,440
  1,081,406   AT&T Corp. ..................      11,571,044
    533,628   BellSouth Corp. .............      16,809,282
     40,241   CenturyTel Inc. .............       1,187,110
    950,895   SBC Communications Inc. .....      29,002,297
    253,678   Sprint Corp. (FON Group).....       2,691,524
                                             --------------
                                                 65,421,697
                                             --------------
              TEXTILES -- 0.09%
     48,356   Cintas Corp. ................       2,390,237
                                             --------------
              TOBACCO -- 1.08%
    609,098   Philip Morris Companies
                Inc. ......................      26,605,401
     48,085   UST Inc. ....................       1,634,890
                                             --------------
                                                 28,240,291
                                             --------------
              TOYS/GAMES/HOBBIES -- 0.13%
     49,282   Hasbro Inc. .................         668,264
    124,196   Mattel Inc. .................       2,618,052
                                             --------------
                                                  3,286,316
                                             --------------
              TRANSPORTATION -- 0.65%
    109,040   Burlington Northern Santa Fe
                Corp. .....................       3,271,200
     60,456   CSX Corp. ...................       2,118,983
     84,955   FedEx Corp.(1)...............       4,536,597
    110,483   Norfolk Southern Corp. ......       2,583,093
     71,698   Union Pacific Corp. .........       4,537,049
                                             --------------
                                                 17,046,922
                                             --------------
              TRUCKING & LEASING -- 0.02%
     17,627   Ryder System Inc. ...........         477,515
                                             --------------
              TOTAL COMMON STOCKS (Cost
                $2,875,906,437)............   2,587,936,349
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2002

                                  (UNAUDITED)

   FACE
  AMOUNT/
  SHARES                                         VALUE
  -------                                    --------------
              SHORT TERM INSTRUMENTS -- 2.31%
 39,152,356   Barclays Global Investors
                Funds Institutional Money
                Market Fund, Institutional
                Shares.....................  $   39,152,356
  1,593,085   Dreyfus Money Market Fund....       1,593,085
$ 9,500,000   General Electric Commercial
                Paper
                1.78%, 07/09/02............       9,500,000
    170,019   Goldman Sachs Financial
                Square Prime Obligation
                Fund.......................         170,019
  7,165,422   Providian Temp Cash Money
                Market Fund................       7,165,422
$ 2,500,000   U.S. Treasury Bill
                1.68%(2), 09/26/02(3)......       2,489,970
                                             --------------
              TOTAL SHORT TERM INSTRUMENTS
                (Cost $60,070,746).........      60,070,852
                                             --------------
              TOTAL INVESTMENTS IN
                SECURITIES -- 101.69% (Cost
                $2,935,977,183)............   2,648,007,201
                                             --------------
              Other Assets, Less
                Liabilities -- (1.69%).....     (44,023,515)
                                             --------------
              NET ASSETS -- 100.00%........  $2,603,983,686
                                             ==============

---------------

(1) Non-income earning securities.

(2) Yield to Maturity.

(3) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 2002

                                  (UNAUDITED)

ASSETS:
Investments in securities, at value (including securities on loan(1))
  (Cost: $2,935,977,183) (Note 1)...........................  $2,648,007,201

RECEIVABLES:
Dividends and interest......................................       3,732,669
                                                              --------------
Total assets................................................   2,651,739,870
                                                              --------------
LIABILITIES:

PAYABLES:
Due to broker -- variation margin...........................          48,660
Collateral for securities loaned (Note 4)...................      47,458,401
Due to bank.................................................             302
Advisory fees (Note 2)......................................         248,821
                                                              --------------
Total liabilities...........................................      47,756,184
                                                              --------------
NET ASSETS..................................................  $2,603,983,686
                                                              ==============

---------------

(1) Securities on loan with market value of $45,040,990. See Note 4.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                  (UNAUDITED)

NET INVESTMENT INCOME:
Dividends (Net of foreign withholding tax of $113,874)......  $  19,886,094
Interest....................................................        780,355
Securities lending income...................................         58,836
                                                              -------------
Total investment income.....................................     20,725,285
                                                              -------------
EXPENSES (NOTE 2):
Advisory fees...............................................        699,680
                                                              -------------
Total expenses..............................................        699,680
                                                              -------------
Net investment income.......................................     20,025,605
                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on sale of investments....................    (67,846,000)
Net realized loss on sale of futures contracts..............    (11,308,276)
Net change in unrealized appreciation (depreciation) of
  investments...............................................   (340,189,160)
Net change in unrealized appreciation (depreciation) of
  futures contracts.........................................     (1,017,949)
                                                              -------------
Net loss on investments.....................................   (420,361,385)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(400,335,780)
                                                              =============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                              ENDED JUNE 30, 2002   FOR THE YEAR ENDED
                                                                  (UNAUDITED)       DECEMBER 31, 2001
                                                              -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................    $   20,025,605        $   37,024,939
Net realized loss...........................................       (79,154,276)          (12,632,674)
Net change in unrealized appreciation (depreciation)........      (341,207,109)         (404,143,934)
                                                                --------------        --------------
Net decrease in net assets resulting from operations........      (400,335,780)         (379,751,669)
                                                                --------------        --------------
INTERESTHOLDER TRANSACTIONS:
Contributions...............................................       567,000,337           931,988,808
Withdrawals.................................................      (354,594,821)         (988,412,872)
                                                                --------------        --------------
Net increase (decrease) in net assets resulting from
  interestholder transactions...............................       212,405,516           (56,424,064)
                                                                --------------        --------------
Decrease in net assets......................................      (187,930,264)         (436,175,733)

NET ASSETS:
Beginning of period.........................................     2,791,913,950         3,228,089,683
                                                                --------------        --------------
End of period...............................................    $2,603,983,686        $2,791,913,950
                                                                ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

  FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

  FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2002, the open futures contracts outstanding were as follows:

                                         NUMBER OF   FUTURES   EXPIRATION      NOTIONAL      NET UNREALIZED
MASTER PORTFOLIO                         CONTRACTS    INDEX       DATE      CONTRACT VALUE    DEPRECIATION
----------------                         ---------   -------   ----------   --------------   --------------
S&P 500 Index Master Portfolio.........     66       S&P 500    09/19/02     $16,336,650       $(748,425)

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $2,500,000.

  REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio held no repurchase agreements at June 30, 2002.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

     Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases at cost...........................................  $339,680,588
Sales proceeds..............................................    89,021,608

     At June 30, 2002, the cost of investments for federal income tax purposes was $2,935,977,183. Net unrealized depreciation aggregated $287,969,982, of which $304,824,250 represented gross unrealized appreciation on securities and $592,794,232 represented gross unrealized depreciation on securities.

4. PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

4. PORTFOLIO SECURITIES LOANED (CONTINUED)

consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2002, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at June 30, 2002 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5. FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

                              SIX
                         MONTHS ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                         JUNE 30, 2002   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                          (UNAUDITED)        2001           2000         1999(1)          1999           1998           1997
                         -------------   ------------   ------------   ------------   ------------   ------------   ------------
Ratio of expenses to
  average net
  assets(2)............       0.05%           0.05%         0.05%          0.05%          0.05%          0.05%          0.05%
Ratio of net investment
  income to average net
  assets(2)............       1.43%           1.31%         1.22%          1.44%          1.61%          1.89%          2.31%
Portfolio turnover
  rate.................          3%              9%           10%             7%            11%             6%             4%
Total return...........     (13.16)%(3)     (11.96)%       (9.19)%        19.82%(3)      19.65%         34.77%         25.97%

---------------

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

(2) Annualized for periods of less than one year.

(3) Not annualized.

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

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

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
DIVERSIFIED INVESTMENT SECURITIES CORP. (DISC)
4 Manhattanville Road, Purchase, New York 10577          PRESORT STANDARD
(914) 697-8000                                             U.S. POSTAGE
                                                               PAID
                                                          PERMIT NO. 8048
                                                           NEW YORK, N.Y.











2876 (rev. 8/02)